As filed with the Securities and Exchange Commission on February 10, 2011

Securities Act File No. 033-88334

Investment Company Act File No. 811-08934

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 38	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 38 (Check appropriate box or boxes)	☒

ING STRATEGIC ALLOCATION PORTFOLIOS, INC.

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 992-0180

Huey P. Falgout, Jr., Esq. ING Investments, LLC 7337 E. Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258 (Name and Address of Agent for Service)	With copies to: Philip H. Newman, Esq. Goodwin Procter, LLP Exchange Place 53 State Street Boston, MA 02109

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On April 29, 2011 pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (b)	☐ 75 days after filing pursuant to paragraph (a)(2)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date), pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

ING STRATEGIC ALLOCATION PORTFOLIOS, INC.

(“Registrant”)

Contents of Registration Statement

This Registration Statement consists of the following papers and documents:

—	Cover Sheet

—	Contents of Registration Statement

—	Explanatory Note

—	Registrant’s Class I shares’ Prospectus dated April 29, 2011

—	Registrant’s Class S shares’ Prospectus dated April 29, 2011

—	Registrant’s Statement of Additional Information for Class I and Class S shares dated April 29, 2011

—	Part C

—	Signature Page

Explanatory Note

This Post-Effective Amendment No. 38 to the Registration Statement (“Amendment”) on Form N-1A for ING Strategic Allocation Portfolios, Inc. (“Registrant”) is being filed under Rule 485(a) under the Securities Act of 1933, as amended, for the purpose of updating the disclosure in compliance with annual updating requirements to the Registrant’s Class I shares Prospectus and Class S shares Prospectus, and the Class I and Class S shares’ Statement of Additional Information each dated April 29, 2011.

Prospectus	April 29, 2011

  ING Strategic Allocation Conservative PortfolioI/ISAIX
  ING Strategic Allocation Growth PortfolioI/ISAGX
  ING Strategic Allocation Moderate PortfolioI/IIMDX
Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified pension and retirement plans (“Qualified Plans”), custodial accounts, and certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies, and other permitted investors.
NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL QUALIFIED PLANS.
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

INVESTMENTS

ING Strategic Allocation Conservative Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

Class	I
Management Fee	0.08%
Distribution and/or Shareholder Services (12b-1) Fees	None
Administrative Services Fee	0.05%
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Portfolio Operating Expenses	%
Waivers and Reimbursements[1]	%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%
1	The adviser is contractually obligated to limit expenses to 0.65% through May 1, 2012; the obligation does not extend to interest, taxes, brokerage commissions and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class		1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was ___% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the sub-adviser (“Sub-Adviser”) invests the assets of the Portfolio in a combination of Underlying Funds that in turn invest in varying degrees, among several classes of equities, fixed-income securities and money market instruments.
The Portfolio invests in a combination of Underlying Funds that reflects an allocation of approximately 45% in equity securities and 55% in fixed-income securities.
The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among asset classes are set out below. The Portfolio’s assets normally will be invested in accordance with its target allocations (“Target Allocations”) at times that the Portfolio is rebalanced. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown: equity securities - 45% and fixed-income securities and cash - 55%.
The Underlying Funds provide exposure to a wide range of traditional and non-traditional asset classes including alternative strategies and floating rate loans.
The equity securities in which the Underlying Funds may invest include domestic and international large-, mid-, and small-capitalization stocks, emerging market securities, and real estate stocks, including real estate investment trusts.

The fixed-income securities in which the Underlying Funds may invest include high-yield (high risk) debt securities commonly referred to as “junk bonds” and fixed-income securities without limitation on maturity.

The Sub-Adviser may change the Portfolio’s asset allocations, investments in particular Underlying Funds (including Underlying Funds organized in the future), Target Allocations or other investment policies without the approval of shareholders as it determines necessary to pursue the Portfolio’s investment objective.

ING Strategic Allocation Conservative Portfolio	1

The current group of Underlying Funds in which the Portfolio may invest includes “index plus” funds. Generally these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. Also, some Underlying Funds may use growth or value investing strategies.

The Adviser will oversee the Target Allocations and the selection of Underlying Funds by the Sub-Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser or Sub-Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call   During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Company  The price of a given company’s stocks could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stocks could become worthless.
Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.
Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.
Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.
High-Yield Securities  Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.
Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.
Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.
Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.
Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.
Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying

2	ING Strategic Allocation Conservative Portfolio

Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.
Proprietary Hedge Fund Beta Strategy  Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.
Real Estate Companies and Real Estate Investment Trusts (“REITs”)  Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.
Short Exposures  The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and further that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.
An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: , , % and Worst quarter: , , %
Average Annual Total Returns% (for the periods ended December 31, 2010)

		1 Yr	5 Yrs	10 Yrs	Inception Date
Class I	%	[ ]	[ ]	[ ]	07/05/95
BCAB Index[1]	%				—
ING Strategic Allocation Conservative Composite Index[1]	%				—
1	The index returns do not reflect deductions for fees, expenses or taxes.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Managers
Paul Zemsky, CFA	Heather Hackett, CFA
Portfolio Manager (since 04/07)	Portfolio Manager (since 01/09)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

ING Strategic Allocation Conservative Portfolio	3

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

4	ING Strategic Allocation Conservative Portfolio

ING Strategic Allocation Growth Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to provide capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

Class	I
Management Fee	0.08%
Distribution and/or Shareholder Services (12b-1) Fees	None
Administrative Services Fee	0.05%
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Portfolio Operating Expenses	%
Waivers and Reimbursements[1]	%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%
1	The adviser is contractually obligated to limit expenses to 0.75% through May 1, 2012. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years. [In addition, the adviser is contractually obligated to further limit expenses to 0.71% through April 4, 2012. ]There is no guarantee the additional expense limit will continue after April 4, 2012. The additional expense limitation will only renew if the adviser elects to renew it. These obligations do not extend to interest, taxes, brokerage commissions and extraordinary expenses.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class		1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was ___% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the sub-adviser (“Sub-Adviser”) invests the assets of the Portfolio in a combination of Underlying Funds that in turn invest in varying degrees, among several classes of equities, fixed-income securities and money market instruments.
The Portfolio invests in a combination of Underlying Funds that reflects an allocation of approximately 85% in equity securities and 15% in fixed-income securities.
The Portfolio’s current approximate target allocations (“Target Allocations”) (expressed as a percentage of its net assets) among asset classes are set out below. The Portfolio’s assets normally will be invested in accordance with its Target Allocations at times that the Portfolio is rebalanced. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown: equity securities - 85% and fixed-income securities and cash - 15%.
The Underlying Funds provide exposure to a wide range of traditional and non-traditional asset classes including alternative strategies and floating rate loans.
The equity securities in which the Underlying Funds may invest include domestic and international large-, mid-, and small-capitalization stocks, emerging market securities, and real estate stocks, including real estate investment trusts.

The fixed-income securities in which the Underlying Funds may invest include high-yield (high risk) debt securities commonly referred to as “junk bonds” and fixed-income securities without limitations on maturity.

The Sub-Adviser may change the Portfolio’s asset allocations, investments in particular Underlying Funds (including Underlying Funds organized in the future), Target Allocations or other investment policies without the approval of shareholders as it determines necessary to pursue the Portfolio’s investment objective.

ING Strategic Allocation Growth Portfolio	5

The current group of Underlying Funds in which the Portfolio may invest includes “index plus” funds. Generally these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. Also, some Underlying Funds may use growth or value investing strategies.

The Adviser will oversee the Target Allocations and the selection of Underlying Funds by the Sub-Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser or Sub-Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call   During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Company  The price of a given company’s stocks could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stocks could become worthless.
Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.
Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.
Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.
High-Yield Securities  Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.
Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.
Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.
Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.
Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.
Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying

6	ING Strategic Allocation Growth Portfolio

Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.
Proprietary Hedge Fund Beta Strategy  Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.
Real Estate Companies and Real Estate Investment Trusts (“REITs”)  Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.
Short Exposures  The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and further that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.
An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: , , % and Worst quarter: , , %
Average Annual Total Returns% (for the periods ended December 31, 2010)

		1 Yr	5 Yrs	10 Yrs	Inception Date
Class I	%	[ ]	[ ]	[ ]	07/05/95
Russell 3000® Index[1]	%				—
ING Strategic Allocation Growth Composite Index[1]	%				—
1	The index returns do not reflect deductions for fees, expenses or taxes.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Managers
Paul Zemsky, CFA	Heather Hackett, CFA
Portfolio Manager (since 04/07)	Portfolio Manager (since 01/09)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

ING Strategic Allocation Growth Portfolio	7

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

8	ING Strategic Allocation Growth Portfolio

ING Strategic Allocation Moderate Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

Class	I
Management Fee	0.08%
Distribution and/or Shareholder Services (12b-1) Fees	None
Administrative Services Fee	0.05%
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Portfolio Operating Expenses	%
Waivers and Reimbursements[1]	%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%
1	The adviser is contractually obligated to limit expenses to 0.70% through May 1, 2012; the obligation does not extend to interest, taxes, brokerage commissions and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class		1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was ___% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the sub-adviser (“Sub-Adviser”) invests the assets of the Portfolio in a combination of Underlying Funds that in turn invest in varying degrees, among several classes of equities, fixed-income securities and money market instruments.
The Portfolio invests in a combination of Underlying Funds that reflects an allocation of approximately 65% in equity securities and 35% in fixed-income securities.
The Portfolio’s current approximate target allocations (Target Allocations“) (expressed as a percentage of its net assets) among asset classes are set out below. The Portfolio’s assets normally will be invested in accordance with its Target Allocations at times that the Portfolio is rebalanced. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown: equity securities - 65% and fixed-income securities and cash - 35%.
The Underlying Funds provide exposure to a wide range of traditional and non-traditional asset classes including alternative strategies and floating rate loans.
The equity securities in which the Underlying Funds may invest include domestic and international large-, mid-, and small-capitalization stocks, emerging market securities, and real estate stocks, including real estate investment trusts.

The fixed-income securities in which the Underlying Funds invest include high-yield (high risk) debt securities commonly referred to as ”junk bonds“and fixed-income securities without limitations on maturity.

The Sub-Adviser may change the Portfolio’s asset allocations, investments in particular Underlying Funds (including Underlying Funds organized in the future), Target Allocations or other investment policies without the approval of shareholders as it determines necessary to pursue the Portfolio’s investment objective.

The current group of Underlying Funds in which the Portfolio may invest includes ”index plus“funds. Generally these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. Also, some Underlying Funds may use growth or value investing strategies.

ING Strategic Allocation Moderate Portfolio	9

The Adviser will oversee the Target Allocations and the selection of Underlying Funds by the Sub-Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser or Sub-Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.
Company  The price of a given company’s stocks could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stocks could become worthless.
Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.
Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.
Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.
High-Yield Securities  Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.
Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.
Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.
Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.
Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.
Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

10	ING Strategic Allocation Moderate Portfolio

Proprietary Hedge Fund Beta Strategy  Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.
Real Estate Companies and Real Estate Investment Trusts (“REITs”)  Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.
Short Exposures  The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and further that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.
An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: , , % and Worst quarter: , , %
Average Annual Total Returns% (for the periods ended December 31, 2010)

		1 Yr	5 Yrs	10 Yrs	Inception Date
Class I	%	[ ]	[ ]	[ ]	07/05/95
Russell 3000® Index[1]	%				—
ING Strategic Allocation Moderate Composite Index[1]	%				—
1	The index returns do not reflect deductions for fees, expenses or taxes.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Managers
Paul Zemsky, CFA	Heather Hackett, CFA
Portfolio Manager (since 04/07)	Portfolio Manager (since 01/09)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

ING Strategic Allocation Moderate Portfolio	11

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

12	ING Strategic Allocation Moderate Portfolio

KEY PORTFOLIO INFORMATION

This Prospectus contains information about certain funds within the ING Funds family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

The Portfolios’ Statement of Additional Information (“SAI”) is incorporated by reference into (legally made a part of) this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works, and other information that may be helpful to you in your decision to invest. You may obtain a copy, without charge, from the Portfolios.
Other ING Funds may also be offered to the public that have similar names, investment objectives, and principal investment strategies as those of the Portfolios. You should be aware that a Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of a Portfolio can be expected to vary from those of other ING Funds.

Each Portfolio is a series of ING Strategic Allocation Portfolios, Inc. (“Company”), a Maryland corporation, and is managed by ING Investments, LLC (“ING Investments” or “Adviser”).

The Adviser and the Sub-Adviser are indirect, wholly-owned subsidiaries of ING Groep, N.V. For more information about the Portfolios, the Adviser and the Sub-Adviser, please read “Management of the Portfolios” later in this Prospectus and the SAI.

The Portfolios’ shares are classified into two classes of shares, Class I and Class S shares. The classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All share classes of each Portfolio have a common investment objective and investment portfolio. Only Class I shares are offered in this Prospectus. Class I shares are not subject to any sales loads.

Conflicts of Interest

In making decisions on the allocation of the assets of the Portfolios among the Underlying Funds, the Adviser is subject to several conflicts of interest because it, or an affiliate, may serve as the investment adviser to the Portfolios, and it or an affiliate serves as adviser, or may serve as sub-adviser to an Underlying Fund. These conflicts could arise because the Adviser or its affiliates earn higher net advisory fees (the advisory fee received less any sub-advisory fee paid and fee waivers or expense subsidies) on some of the Underlying Funds than others. For example, where the Underlying Funds have a sub-adviser that is affiliated with the Adviser, the entire advisory fee is retained by an ING company. Even where the net advisory fee is not higher for Underlying Funds sub-advised by an affiliate of the Adviser, the Adviser may have an incentive to prefer affiliated sub-advisers for other reasons, such as increasing assets under management or supporting new investment strategies, which in turn would lead to increased income to ING. Further, the Adviser may believe that redemption from an Underlying Fund will be harmful to that Underlying Fund, the Adviser or an affiliate. Therefore, the Adviser may have incentives to allocate and reallocate in a fashion that would advance its own economic interests, the economic interests of an affiliate or the interests of an Underlying Fund rather than a Portfolio.

The Adviser’s investment process may be influenced by an affiliated insurance company that issues financial products in which the Portfolios are offered as investment options. In certain of those products an affiliated insurance company may offer guaranteed lifetime income or death benefits. The Adviser’s investment decisions for the Portfolios, including its allocation decisions with respect to the Portfolios’ Underlying Funds, may benefit the affiliated insurance company issuing such benefits. For example, selecting and allocating assets to Underlying Funds which invest primarily in fixed-income securities or in a more conservative or less volatile investment style may reduce the regulatory capital requirements which the affiliated insurance company must satisfy to support its guarantees under its products, may help reduce the affiliated insurance company’s risk from the lifetime income or death benefits, or may make it easier for the insurance company to manage its risk through the use of various hedging techniques. The Adviser has developed an investment process using an allocation committee which seeks to ensure that the Portfolios are managed in the best interest of their shareholders. Further, the Adviser has adopted various policies and procedures that are intended to identify, monitor and address actual or potential conflicts of interest. Nonetheless, investors bear the risk that the Adviser’s allocation decisions may be affected by its conflicts of interest.

Fundamental Policies

Fundamental investment policies contained in the SAI may not be changed without shareholder approval. The Board of Directors (“Board”) and/or the Adviser may change any other policies and investment strategies.

13

KEY PORTFOLIO INFORMATION (continued)

Portfolio Diversification

Each Portfolio is diversified. A diversified fund may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or other investment companies). A non-diversified fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer.

Investor Diversification

Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, the Portfolios provide investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see “Key Information About the Underlying Funds” later in this Prospectus.

Although the Portfolios are designed to serve as a component of a diversified investment portfolio of securities, no single mutual fund can provide an appropriate investment program for all investors. You should evaluate the Portfolios in the context of your personal financial situation, investment objectives and other investments.

Temporary Defensive Strategies

When the Adviser or sub-adviser (if applicable) to a Portfolio anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. In such circumstances, that Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market fund shares and other money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities, or others. While a Portfolio invests defensively, it may not achieve its investment objective. A Portfolio’s defensive investment position may not be effective in protecting its value. It is impossible to predict accurately how long such alternative strategies may be utilized. The types of defensive positions in which a Portfolio may engage are identified and discussed in the SAI.

Percentage and Rating Limitations

The percentage and rating limitations on Portfolio investments listed in this Prospectus apply at the time of investment.

Investment Not Guaranteed

Please note your investment is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Shareholder Reports

Each Portfolio’s fiscal year ends December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by an independent registered public accounting firm will be sent to shareholders every year.

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MORE INFORMATION ABOUT THE PORTFOLIOS

Additional Information About the Investment Objectives
Each Portfolio’s investment objective is non-fundamental and may be changed by a vote of the Portfolio’s Board, without shareholder approval. A Portfolio will provide 60 days’ prior written notice of any change in a non-fundamental investment objective. There is no guarantee the Portfolios will achieve their respective investment objective.

Additional Information About Principal Investment Strategies

The Portfolios invest in a combination of Underlying Funds that, in turn, invest directly in a wide range of international securities and use asset allocation strategies to determine how much to invest in the Underlying Funds. The Portfolios are designed to meet the needs of investors who wish to seek exposure to various types of international securities through a single diversified investment. For a complete description of each Portfolio’s principal investment strategies, please see the Portfolio’s summary prospectus or the summary section of this Prospectus.

Asset Allocation Process

The Adviser and the Sub-Adviser have designed the Portfolios which were constructed and are managed using an asset allocation process to determine each Portfolio’s investment mix. This asset allocation process can be described as follows:

The Portfolios have varying investment objectives that are intended for investors with varying risk tolerances and investment goals. Each Portfolio seeks its objective through an asset allocation strategy that provides exposure to various asset classes. This approach is intended to attain a Portfolio’s objective and provide the benefit of lower volatility through asset diversification.

The Adviser and the Sub-Adviser use a process to determine the target allocations for each Portfolio.

First, the Sub-Adviser determines the targeted allocations for each Portfolio’s investment in various asset classes. In making this determination, the Sub-Adviser employs its own proprietary modeling techniques.

Second, the Sub-Adviser determines the Underlying Funds in which a Portfolio invests to attain its Target Allocations. In choosing an Underlying Fund for an asset class, the Sub-Adviser considers the degree to which the Underlying Fund’s holdings or other characteristics correspond in the desired asset class, among other factors.

The Sub-Adviser may change the Underlying Funds at any time, and may at any time determine to make tactical changes in a Portfolio’s target asset allocations depending on market conditions.

The Adviser will oversee the Target Allocations and the selection of Underlying Funds by the Sub-Adviser.

The Portfolios will invest new assets and reinvested dividends based on the Target Allocations. Rebalancing will normally take place monthly, and inflows and outflows may be used to seek Target Allocations. These allocations, however, are targets, and each Portfolio’s allocations could change substantially as the Underlying Funds’ asset values change due to market movements and portfolio management decisions. On an ongoing basis, the actual mix of assets and Underlying Funds for each Portfolio may deviate from the Target Allocation percentages. A Portfolio may be rebalanced more often subject to any constraints on timing of rebalancing arising from the Portfolio’s application of frequent trading procedures.

Periodically, based upon a variety of quantitative and qualitative factors, the Sub-Adviser uses economic and statistical methods to determine the optimal Target Allocations and ranges for the Portfolios, the resulting allocations to the Underlying Funds, and whether any Underlying Funds should be added or removed from the mix.

The factors considered may include the following: (i) the investment objective of each Portfolio and each of the Underlying Funds; (ii) economic and market forecasts; (iii) proprietary and third-party reports and analysis; (iv) the risk/return characteristics, relative performance, and volatility of Underlying Funds; and (v) the correlation and covariance among Underlying Funds.

As market prices of the Underlying Funds’ portfolio securities change, each Portfolio’s actual allocations will vary somewhat from its respective Target Allocation, although the percentages generally will remain within an acceptable range of the Target Allocations percentages. If changes are made as described above, those changes will be reflected in the Prospectus. However, it may take some time to fully implement the changes. The Sub-Adviser will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the Portfolios and the Underlying Funds.

The Sub-Adviser intends to rebalance the Portfolios on at least a monthly basis, but may rebalance more frequently as deemed appropriate, to attain the Target Allocations for the Portfolios. When each Portfolio receives new investment proceeds or redemption requests, depending on the Portfolio’s current cash reserves, the Adviser may determine to purchase
15

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) additional shares or redeem shares of Underlying Funds. In making those purchases or redemptions, the Adviser will attempt to rebalance each Portfolio’s holdings of Underlying Funds to bring them more closely in line with the Portfolio’s Target Allocation. If the Adviser believes it is in the best interests of a Portfolio and its shareholders, to deviate from the Portfolio’s Target Allocation, it may rebalance more frequently than monthly, limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions. The Target Allocations may be changed at any time by the Adviser.
Asset Allocation is No Guarantee Against Loss
Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolios. Furthermore, the Adviser’s allocation of each Portfolio’s assets may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in equity securities too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed-income securities during a period of stock market appreciation may result in lower total return.

There is a risk that you could achieve better returns by investing in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolios.

Assets will be allocated among funds and markets based on judgments made by the Adviser. There is a risk that the Portfolios may allocate assets to an asset class or market that underperforms other funds. For example, the Portfolios may be underweighted in assets or a market that is experiencing significant returns or overweighted in assets or a market with significant declines.

Performance of the Underlying Funds Will Vary

The performance of the Portfolios depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of the Portfolios changes as the asset values of the Underlying Funds the Portfolios hold go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect performance.
Additional Information About the Portfolios’ and/or the Underlying Funds’ Risks
All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. Each Portfolio’s risk profile is largely a factor of the principal securities in which the Underlying Funds invest and investment techniques that the Underlying Funds use.

Below is a discussion of the risks associated with certain of the types of securities in which the Portfolios and/or the Underlying Funds may invest and certain of the investment practices that the Portfolios and/or the Underlying Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolios and/or the Underlying Funds, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary which means that the adviser or sub-adviser of the Portfolios and/or the Underlying Funds can decide whether to use them. The Portfolios and/or the Underlying Funds may invest in these securities or use these techniques as part of their principal investment strategies. However, the adviser or sub-adviser may also use these investment techniques or make investments in securities that are not a part of the Portfolios’ and/or the Underlying Funds’ principal investment strategies.

For more information about principal risks that apply only to the Underlying Funds, please see “Key Information About the Underlying Funds.”

Call.  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Company.  The price of a given company’s stocks could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stocks could become worthless.
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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued)

Credit.  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency.  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, an Underlying Fund’s investments in foreign currency or foreign currency-denominated securities may reduce the value of the Underlying Fund’s assets.

Foreign Investments/Developing and Emerging Markets.  To the extent an Underlying Fund invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated, or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

High-Yield Securities.  Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Investments in high-yield debt securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. The prices of high-yield debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High-yield debt securities structured as zero-coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high-yield debt securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high-yield debt securities.
Interest Rate.  With bonds and other debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.
Liquidity.  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.
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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued)

Market.  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization.  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing an Underlying Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies.  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because a portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of a portfolio and a proportionate share of the Underlying Fund.

Other investment companies include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange-traded investment companies that are, in many cases, designed to provide investment results corresponding to an equity index. The main risk of investing in other investment companies is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) the market price of an ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.
Proprietary Hedge Fund Beta Strategy.  A sub-adviser’s process for approximating the beta component of hedge fund performance is complex, is based on historical data (which may not reflect future results), and does not seek to replicate the alpha component of the HFRI Fund Weighted Composite (“HFRI”) Index. Assumptions and calculations used in portfolio management’s process could be flawed. Also, hedge funds tend to change investments more frequently than a fund does, making it harder for the Underlying Fund to match hedge fund performance. In addition, hedge fund returns are unpredictable and the Underlying Fund could underperform, or be more volatile than, a fund that invests more broadly.
The Underlying Fund does not invest in hedge funds and does not seek to replicate the alpha component of the returns of the HFRI Index. Individual hedge funds themselves may perform better or worse based on their style, their unique investment strategies or the skill of their particular manager. Hedge funds often may adjust their investments rapidly in view of market, political, financial or other factors, whereas the Underlying Fund only adjusts its composition on a monthly basis. The use of specific market exposures in the Underlying Fund, their weights and their long or short exposures is based entirely on an assessment of historical data related to volatility and returns of a hedge fund index. To the extent that this data and analysis turns out not to be predictive of future events, the return of the Underlying Fund may deviate from the returns of the HFRI Index.
The Underlying Fund’s investments may not reflect a long position in each of the indices and the Underlying Fund’s NAV per share may decline from month to month, even if the value of any or all of the indices used in the model increase during that time. Total exposure to market indices taken by the Underlying Fund will vary month by month and could range up to 150% of the absolute value of the long and short positions taken by the Underlying Fund to an aggregate
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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) short position in the total of the market exposures taken by the Underlying Fund. The total of the Underlying Fund’s cash investments in the instruments providing its market exposures may not equal 100% of the Underlying Fund’s value and money market returns are used as an exposure in the sub-adviser’s model, so the Underlying Fund’s return may be derived in part from cash returns.
Moreover, neither the Underlying Fund nor hedge funds provide a guarantee of ‘‘absolute returns,’’ that is, returns independent of the overall direction of equity and fixed-income markets. Alternative investments such as hedge funds may often be purchased by investors on the basis of their potential to produce such returns. However, there can be no assurance that either hedge funds in general, or the Underlying Fund in particular, will be successful at producing positive returns.

The Underlying Fund has limited historical performance data. The absence of a track record with respect to the Underlying Fund is particularly significant because the hedge fund beta replication model employed by the Underlying Fund is based on historical trends in returns that may or may not be repeated in the future.

Real Estate Companies and Real Estate Investment Trusts (“REITs”).  Investing in real estate companies and REITs may subject an Undelrying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property. Some REITs may invest in a limited number of properties, in a narrow geographic area or in a single property type, which increases the risk that an Underlying Fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

Short Exposures.  The portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and further that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases. An Underlying Fund cannot guarantee that the financial instrument necessary to cover a short position will be available for purchase at the time the Underlying Fund wishes to close a short position or, if available, that the instrument will be available at an acceptable price. Purchasing a financial instrument to cover a short position can itself cause the price of the instrument to rise further, thereby exacerbating the loss.

Short exposure also involves other costs. An Underlying Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding.

In addition, to borrow the financial instrument, an Underlying Fund may be required to pay a premium. An Underlying Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for an Underlying Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses the Underlying Fund may be required to pay in connection with the short sale.

Until an Underlying Fund replaces a borrowed instrument, the Underlying Fund will be required to maintain assets with the lending broker as collateral. Thus, short sales involve credit exposure to the broker that executes the short sales. In addition, an Underlying Fund is required to designate, on its books or the books of its custodian, liquid assets (less any additional collateral held by the broker) to cover the short sale obligation, marked-to-market daily. The requirement to segregate assets limits an Underlying Fund’s leveraging of its investments and the related risk of losses from leveraging. However, such segregation may also limit an Underlying Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Additional Risks

The discussion below includes risks that are not described in any of the Portfolios’ summaries but which, nevertheless, are a risk to all of the Portfolios (including risks arising from the Portfolios’ investments in Underlying Funds).

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued)
Counterparty.  The entity with which a portfolio or an Underlying Fund conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the portfolio or the Underlying Fund owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, a portfolio or an Underlying Fund may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Duration.  One measure of risk for fixed-income securities is duration. Duration measures the sensitivity of a bond’s price to interest rate movements and is one of the tools used by a portfolio manager in selection of fixed-income securities. Historically, the maturity of a bond was also used as a proxy for the sensitivity of a bond’s price to changes in interest rates, otherwise known as a bond’s interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis which was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

Increase in Expenses.  Your actual cost of investing in the Portfolio may be higher or lower than the expenses shown in the Portfolio’s “Annual Portfolio Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if the Portfolio’s Acquired Fund Fees and Expenses increase as a result of the decrease in the Underlying Funds’ assets. The Underlying Funds’ assets may decrease and Underlying Funds expense ratios increase for many reasons, including volatility in the Underlying Funds’ net asset value caused by volatility in the secondary markets for assets in which the Underlying Funds invests.
Manager.  Each Underlying Fund is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for an Underlying Fund, but there can be no guarantee that these will produce the desired results.
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KEY INFORMATION ABOUT THE UNDERLYING FUNDS

The Portfolios seek to meet their investment objectives by allocating their assets among the Underlying Funds. Because the Portfolios invest in the Underlying Funds, shareholders will be affected by the investment strategies of each Underlying Fund. Information is provided below as of the date of this Prospectus on each Underlying Fund, including its investment adviser, sub-adviser, investment objective, main investments and main risks. This information is intended to provide potential investors in the Portfolios with information that they may find useful in understanding the investment history and risks of the Underlying Funds.
You should note that the adviser or sub-adviser (if applicable) may or may not invest in each of the Underlying Funds listed. Further, over time, the Portfolios will alter their allocation of assets among the Underlying Funds and may add or remove Underlying Funds that are considered for investment. Therefore, it is not possible to predict the extent to which the Portfolios will be invested in each Underlying Fund at any one time. As a result, the degree to which the Portfolios may be subject to the risks of a particular Underlying Fund will depend on the extent to which the Portfolios have invested in the Underlying Fund.
Underlying Fund: ING Alternative Beta Fund

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Advisors B.V.
Investment Objective: To achieve investment results that approximate the performance of the beta component of the returns of the universe of hedge funds as a broad asset class represented by the HFRI Fund Weighted Composite (“HFRI”) Index.
Main Investments: The fund seeks to achieve investment results that approximate the performance of the beta component of the returns of the universe of hedge funds as a broad asset class as represented by the HFRI Index.
There are two components to the returns of funds, including hedge funds: (i) beta, the portion of a fund’s returns that can be explained by the market exposures held in the fund; and (ii) alpha, the portion of a fund’s returns that can not be explained by its beta and is often identified as being attributable to the skill of the sub-adviser. The fund uses a quantitative returns regression methodology (the “Methodology”) to identify the beta component of the returns of the HFRI Index by analyzing the monthly performance of the HFRI Index relative to a group of market indices (each an “Index” and collectively, the “Indices”). The HFRI Index is a non-investible index comprised of a broad range of hedge fund strategies through an equally-weighted composite universe of approximately two thousand hedge funds. The Indices have been chosen through proprietary research as having, in the aggregate, good explanatory power with respect to the returns of the beta component of hedge funds as an asset class.

The fund does not invest in hedge funds, but rather, invests in financial instruments (“Financial Instruments”) that provide long or short exposure to the Indices, which currently represent the performance of the following seven investment categories, together with U.S. dollar money market investments: U.S. large cap equities, U.S. small cap equities, non-U.S. equities, emerging markets equities, commodities, currencies and U.S. large cap equity volatility. These Financial Instruments may include, among others, futures contracts, ETFs, swaps, structured notes, exchange-traded notes, forward contracts, and cash represented by ING Institutional Prime Money Market Fund and other money market funds or high-quality debt securities. Each month the Methodology is used to recalculate the positions in the fund for the following month. Total absolute exposure (long and/or short) to Indices taken by the fund will vary month to month and could be up to 150% of the value of the fund as measured by the absolute value of both long and short positions taken by the fund. The fund obtains long exposure with respect to an Index by investing in Financial Instruments that rise or fall in value with a rise or fall in the value of the underlying Index. The fund obtains short exposure with respect to an Index by investing in Financial Instruments that rise in value with a fall in the value of the underlying Index and decline in value with a rise in the value of the underlying Index.

The fund is “non-diversified” under the 1940 Act, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

The fund’s net asset value per share may decline from month to month even if the value of any or all of the Indices used in the Methodology increase during that time. Moreover, neither the fund nor hedge funds provide a guarantee of “absolute returns, ” that is, returns independent of the overall direction of equity and fixed-income markets; accordingly there can be no assurance that either hedge funds in general, or the fund in particular, will be successful at producing positive returns. Individual hedge funds themselves may perform better or worse than the fund based on their style, their unique

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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) investment strategies or the skill of their particular manager. Hedge funds often may adjust their investments rapidly in view of market, political, financial or other factors, whereas the fund generally only adjusts its composition on a monthly basis. The use of specific market exposures in the fund, their weights and their long or short exposures is based entirely on an assessment of historical data related to volatility and returns of the HFRI Index. To the extent that this data and analysis turns out not to be predictive of future events, the return of the fund may deviate from the returns of the beta component of hedge fund returns.

Main Risks: Call, commodities, credit, currency, derivative instruments, foreign investments/developing and emerging markets, investment by other funds, investment model, issuer non-diversification, leverage, liquidity, market, market capitalization, other investment companies, over-the-counter investments, proprietary hedge fund beta strategy, and short exposures.

Underlying Fund: ING Clarion Global Real Estate Portfolio
Investment Adviser: ING Investments, LLC
Sub-Adviser: ING Clarion Real Estate Securities LLC
Investment Objective: High total return, consisting of capital appreciation and current income.
Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of equity securities of companies that are principally engaged in the real estate industry. A company shall be considered to be “principally engaged” in the real estate industry if it: (i) derives at least 50% of its total revenue or earnings from owning, operating, developing, managing and/or selling real estate; or (ii) has at least 50% of its assets invested in real estate. The portfolio expects these investments to be in common stocks of large-, mid- and small-sized companies, including real estate investment trusts. The portfolio may invest in companies located in countries with emerging securities markets. The portfolio may also invest in convertible securities, initial public offerings and Rule 144A securities. The portfolio is non-diversified which means it may invest a significant portion of its assets in a single issuer. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. The portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.
Main Risks: Company, concentration, convertible securities, currency, foreign investments/developing and emerging markets, initial public offerings, issuer non-diversification, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: ING Floating Rate Fund

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: High level of current income.
Main Investments: Under normal market conditions, the fund invests at least 80% of its net assets in U.S. dollar denominated floating rate loans and other floating rate debt instruments, including: floating rate bonds; floating rate notes; money market instruments with a remaining maturity of 60 days or less; floating rate debentures; and tranches of floating rate asset-backed securities, including structured notes, made to, or issued by, U.S. and non-U.S. corporations or other business entities (collectively “Floating Rate Debt”). The fund normally invests substantially in floating rate loans. The fund generally invests in below investment-grade floating rate loans that either hold the most senior position in the capital structure of the borrower, hold an equal ranking with other senior debt, or have characteristics (such as a senior position secured by liens on a borrower’s assets) that the sub-adviser believes justify treatment as senior debt. The fund may invest in floating rate loans of companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings. Although the fund has no restrictions on investment maturity, normally the floating rate loans will have remaining maturities of ten years or less. The fund may invest in the following derivative instruments: interest rate swaps and futures or forward contracts in order to seek to enhance returns or to attempt to hedge some of its investment risk. The fund may invest up to 20% of its assets, measured at the time of purchase, in a combination of one or more of the following types of U.S. dollar denominated investments: senior or subordinated fixed rate debt instruments, including notes and bonds, whether secured and unsecured; equity securities: (i) as an incident to
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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) the purchase or ownership of Floating Rate Debt or fixed rate debt instruments; (ii) in connection with a restructuring of a borrower or issuer or its debt; or (iii) if the fund already owns Floating Rate Debt or a fixed rate debt instrument of the issuer of such equity; short-term debt obligations, repurchase agreements, cash and cash equivalents that do not otherwise qualify as Floating Rate Debt; and other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder.
Main Risks: Credit for floating rate loan funds, demand for loans, derivative instruments, equity securities incidental to investments in loans, foreign investments for floating rate loan funds, high-yield securities, interest rate for floating rate loan funds, leverage for floating rate loan funds, limited secondary market for floating rate loans, liquidity, other investment companies, prepayment and extension for floating rate loan funds, and valuation of loans.

Underlying Fund: ING Global Resources Portfolio
Investment Adviser: Directed Services LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Long-term capital appreciation.
Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of companies in the natural resources industries located in a number of different countries, one of which may be the United States. A company is considered to be in a natural resources industry when it is significantly engaged, directly or indirectly, in natural resources, meaning at least 50% of its assets, revenues, or operating profits are involved in, or result from, researching, exploring, developing, mining, refining, processing, fabricating, transporting, trading, distributing or owning natural resources assets. For these purposes, companies in the natural resources industries include those significantly engaged, directly or indirectly, in the following industries: Integrated Oil and Gas; Oil and Gas Exploration and Production; Oil and Gas Storage and Transportation; Oil and Gas Refining and Marketing; Coal and Consumable Fuels; Energy Equipment & Services; Metals & Mining; Precious Metals; Paper & Forest Products; Containers & Packaging; Gas Utilities; Real Estate Investment Trusts; Industrial Conglomerates; Diversified Consumer Materials; Electric Utilities; and Independent Power Producers and Energy Traders. The portfolio may invest up to a maximum of 50% of its net assets in any single industry of natural resources. The portfolio may also invest in: securities issued by companies that are not in natural resources industries; investment-grade corporate debt; repurchase agreements; derivatives and commodities including gold bullion and coins. The portfolio may invest without limit in securities of foreign issuers, including emerging markets. Equity securities in which the portfolio invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter and include: common stocks, direct equity interests in trusts, preferred stocks, partnerships (including master limited partnerships), restricted securities, American Depositary Receipts and Global Depositary Receipts. The portfolio normally invests in companies with a large-capitalization, but may also invest in mid- and small-sized companies. The portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. The portfolio may invest in derivative securities and structured notes, whose value is linked to the price of a commodity or commodity index. The portfolio is non-diversified which means it may invest a significant portion of its assets in a single issuer. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.
Main Risks: Company, commodities, concentration, credit, derivative instruments, foreign investments/developing and emerging markets, interest rate, issuer non-diversification, liquidity, market, market capitalization, other investment companies, over-the-counter investments, and securities lending.

Underlying Fund: ING Growth and Income Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Maximize total return.
Main Investments: The portfolio invests at least 65% of its total assets in common stocks believed to have significant potential for capital appreciation or income growth or both. The portfolio emphasizes stocks of larger companies. The portfolio may invest up to 25% in foreign securities. The portfolio may invest in derivatives, including, but not limited to,
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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) put and call options. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.
Main Risks: Company, convertible securities, currency, derivative instruments, foreign investments, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING Index Plus LargeCap Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.
Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of large-capitalization companies included in the S&P 500® Index and have a market capitalization of at least $3 billion. The portfolio may invest in derivatives. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.
Main Risks: Company, derivative instruments, investment model, liquidity, market, other investment companies, and securities lending.

Underlying Fund: ING Index Plus MidCap Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Outperform the total return performance of the Standard and Poor’s MidCap 400 Index while maintaining a market level of risk.
Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of mid-capitalization companies included in the Standard and Poor’s MidCap 400 Index and have a market capitalization range between $850 million and $3.8 billion. The portfolio may invest in derivatives. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up 33 1/3% of its assets.
Main Risks: Company, derivative instruments, investment model, liquidity, market, mid-capitalization company, other investment companies, and securities lending.

Underlying Fund: ING Index Plus SmallCap Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Outperform the total return performance of the Standard and Poor’s SmallCap 600 Index while maintaining a market level of risk.
Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small-capitalization companies included in the Standard and Poor’s SmallCap 600 Index and have a market capitalization between $250 million and $1.2 billion. The portfolio may invest in derivatives. The portfolio may invest in
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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up 33 1/3% of its assets.
Main Risks: Company, derivative instruments, investment model, liquidity, market, other investment companies, securities lending, and small-capitalization company.

Underlying Fund: ING Intermediate Bond Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Maximize total return consistent with reasonable risk.
Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in bonds, including, but not limited to, corporate, government and mortgage bonds which are rated investment-grade. The portfolio may invest a portion of assets in high-yield (high risk) debt securities, commonly known as “junk bonds”. The portfolio may invest in preferred stocks, high quality money market instruments, municipal bonds, debt securities of foreign issuers, mortgage- and asset-backed securities, options and futures contracts involving securities, securities indices, and interest rates. The portfolio may engage in dollar roll transactions and swap agreements. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.
Main Risks: Call, company, credit, currency, derivative instruments, foreign investments, high-yield securities, interest rate, liquidity, market, mortgage-related securities, municipal obligations, other investment companies, prepayment and extension, securities lending, and U.S. government securities and obligations.

Underlying Fund: ING International Index Portfolio
Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of a widely accepted international index (“Index”).
Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio currently invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Morgan Stanley Capital International - Europe, Australasia, and Far East® Index (“MSCI Index”), which is a market value-weighted index that reflects the performance of approximately 1,100 securities listed on the stock exchanges of Europe, Australasia and the Far East. Under normal conditions, the portfolio invests all, or substantially all, of its assets in stocks and financial instruments that provide economic returns closely equivalent to the MSCI Index or its components. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.
Main Risks: Company, convertible securities, currency, derivative instruments, foreign investments/developing and emerging markets, index strategy, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING Limited Maturity Bond Portfolio
Investment Adviser: Directed Services LLC
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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

Sub-Adviser: ING Investment Management Co.

Investment Objective: Highest current income consistent with low risk to principal and liquidity. As a secondary objective, seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.
Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of bonds that are primarily limited maturity debt securities. Under normal market conditions, the portfolio maintains significant exposure to government securities. Invests in non-government securities only if rated Baa3 or better by Moody’s Investors Service, Inc. or BBB- or better by Standard & Poor’s Ratings Services or if not rated determined that they are of comparable quality. The portfolio may also invest in: preferred stocks; U.S. government securities, securities of foreign governments and supranational organizations; mortgage bonds; municipal bonds, notes and commercial paper; and debt securities of foreign issuers. The portfolio may engage in dollar roll transactions and swap agreements, including credit default swaps. The portfolio may use options and futures contracts involving securities, securities indices and interest rates. A portion of the portfolio’s assets may be invested in mortgage-backed and asset-backed debt securities. The portfolio may borrow up to 10% of the value of its net assets. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940 Act, as amended, and the rules, regulations and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 30 1/3% of its total assets.
Main Risks: Call, company, credit, credit derivatives, currency, derivative instruments, focused investing, foreign investments, interest rate, leverage, liquidity, market, market capitalization, mortgage-related securities, other investment companies, prepayment and extension, securities lending, sovereign debt, and U.S. government securities and obligations.

Underlying Fund: ING MidCap Opportunities Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Long-term capital appreciation.
Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of mid-sized U.S. companies. Mid-sized companies are those with market capitalizations that fall within the range of companies in the Russell Midcap® Growth Index. The portfolio may also invest in derivative instruments and foreign securities. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.
Main Risks: Company, currency, derivative instruments, foreign investments, investment model, liquidity, market, mid-capitalization company, other investment companies, and securities lending.

Underlying Fund: ING Real Estate Fund

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Clarion Real Estate Securities LLC

Investment Objective: Total return consisting of long-term capital appreciation and current income.

Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common and preferred stocks of U.S. real estate investment trusts and real estate companies. The fund may invest in companies of any market capitalization; however, it will generally not invest in companies with market capitalization of less than $100 million. The fund may invest in initial public offerings, convertible securities and Rule 144A securities. The fund is non-diversified which means it may invest a significant portion of its assets in a single issuer. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.
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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

Main Risks: Company, concentration, convertible securities, initial public offerings, issuer non-diversification, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: ING Small Company Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Growth of capital.

Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of small capitalization companies (defined as those included in Standard and Poor’s SmallCap 600 Index or the Russell 2000® Index or if not included in either index have market capitalizations between $20.3 million and $5.6 billion). The portfolio may invest in derivatives and foreign securities. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.
Main Risks: Company, currency, derivative instruments, foreign investments, investment model, liquidity, market, other investment companies, securities lending, and small-capitalization company.

Underlying Fund: ING Tactical Asset Allocation Fund

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Outperform the S&P 500® Index.

Main Investments: The fund invests primarily in securities that make up the S&P 500® Index equity securities of issuers located within and outside the United States, bond and currency markets and exchange-traded funds. Equity securities include, but are not limited to, common and preferred stocks, warrants and convertible securities. The fund will also invest in derivatives, including, but not limited to, futures, swaps and forward currency contracts. The fund may invest in companies with market capitalizations of any size. The fund will generally invest in sovereign debt of developed nations with effective maturities of five to thirty years. The fund may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act, as amended, and the rules, regulations, and exemptive orders thereunder. The fund may lend portfolio securities up to 33 1/3% of its total assets.
Main Risks: Asset allocation, company, convertible securities, credit, currency, derivative instruments, foreign investments, interest rate, investment by other funds, liquidity, market, market capitalization, other investment companies, securities lending, and short sales.

MORE INFORMATION ABOUT PRINCIPAL RISKS THAT APPLY ONLY TO THE UNDERLYING FUNDS

The following are principal risks that apply only to the Underlying Funds:

Concentration in Natural Resources Industry.  As a result of an Underlying Fund concentrating its assets in securities related to a particular industry/sector, an Underlying Fund may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, an Underlying Fund could underperform funds that have greater industry diversification. Securities of companies involved in natural resources may be subject to broad price fluctuations, reflecting volatility of energy and basic materials’ prices and possible instability of supply of various natural resources. In addition, some companies may be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, and increased regulatory and environmental costs. The production and marketing of natural resources may be affected by action and changes in governments.

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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

Concentration in Real Estate Industry.  As a result of an Underlying Fund concentrating its assets in securities related to a particular industry/sector, an Underlying Fund may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, an Underlying Fund could underperform funds that have greater industry diversification. When an Underlying Fund is concentrated in the real estate industry, investments in issuers principally engaged in real estate, including real estate investment trusts, may be subject the Underlying Fund to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property. In addition these investments may be affected by such factors as falling real estate prices, rising interest rates or property taxes, high foreclosure rates, environmental problems, zoning changes, overbuilding, overall declines in the economy and the management skill and creditworthiness of the company. Real estate investment trusts may also be affected by tax and regulatory requirements.

Convertible Securities.  Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

The value of a convertible security will normally fluctuate in some proportion to changes in the value of the underlying security because of the conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying security. A convertible security may also provide income and be subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. In the event the issuer of a convertible security is unable to meet its financial obligations, declares bankruptcy, or becomes insolvent, an Underlying Fund could lose money. An Underlying Fund may be forced to convert a convertible security before it otherwise would do so, which may decrease the Underlying Fund’s returns.

Commodities.  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity. Commodity prices fluctuate for several reasons, including changes in market and economic conditions, the impact of weather on demand, the impact of interest rate and inflation on production and demand, levels of domestic production and imported commodities, energy conservation, domestic and foreign governmental regulation and taxation and the availability of local, intrastate and interstate transportation systems. Volatility of commodity prices, which may lead to a reduction in production or supply, may also negatively impact the performance of companies in natural resources industries that are solely involved in the transportation, processing, storing, distribution or marketing of commodities. Volatility of commodity prices may also make it more difficult for companies in natural resources industries to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices.

Credit Derivatives.  An Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, an Underlying Fund pays a fee to protect against the risk that a security held by the Underlying Fund will default. As a seller of the swap, an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty an agreed upon value of a security in the event of a default of the security issuer. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Credit for Floating Rate Loan Funds.  The value of an Underlying Fund’s shares, and the Underlying Fund’s ability to pay dividends, is dependent upon the performance of the assets in its portfolio. Prices of an Underlying Fund’s investments can fall if the actual or perceived financial health of the borrowers on, or issuers of, such investments deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the borrower or issuer could be late in paying interest or principal, or could fail to pay altogether.

In the event a borrower fails to pay scheduled interest or principal payments on an investment held by an Underlying Fund, the Underlying Fund will experience a reduction in its income and a decline in the market value of such investment. This will likely reduce the amount of dividends paid by an Underlying Fund and likely lead to a decline in the net asset value of the Underlying Fund’s shares.

An Underlying Fund generally invests in floating rate loans that are senior in the capital structure of the borrower or issuer, and that are secured with specific collateral. Loans that are senior and secured generally involve less risk than unsecured or subordinated debt and equity instruments of the same borrower because the payment of principal and interest on senior loans is an obligation of the borrower that, in most instances, takes precedence over the payment of dividends or the return of capital to the borrower’s shareholders, and payments to bond holders; and because of the collateral supporting

28

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) the repayment of the debt instrument. However, the value of the collateral may not equal an Underlying Fund’s investment when the debt instrument is acquired or may decline below the principal amount of the debt instrument subsequent to the Underlying Fund’s investment. Also, to the extent that collateral consists of stocks of the borrower, or its subsidiaries or affiliates, an Underlying Fund bears the risk that the stocks may decline in value, be relatively illiquid, or may lose all or substantially all of their value, causing the Underlying Fund’s investment to be undercollateralized. Therefore, the liquidation of the collateral underlying a floating rate loan in which an Underlying Fund has invested, may not satisfy the borrower’s obligation to the Underlying Fund in the event of non-payment of scheduled interest or principal, and the collateral may not be able to be readily liquidated.

In the event of the bankruptcy of a borrower or issuer, an Underlying Fund could experience delays and limitations on its ability to realize the benefits of the collateral securing the Underlying Fund’s investment. Among the risks involved in a bankruptcy are assertions that the pledge of collateral to secure a loan constitutes a fraudulent conveyance or preferential transfer that would have the effect of nullifying or subordinating an Underlying Fund’s rights to the collateral.

The Floating Rate Debt in which an Underlying Fund invests is generally rated lower than investment-grade credit quality, i.e., rated lower than “Baa3” by Moody’s Investors Service, Inc. (“Moody’s”) or “BBB-” by Standard & Poor’s Ratings Services (“S&P”), or have been made to borrowers who have issued debt securities that are rated lower than investment-grade in quality or, if unrated, would be rated lower than investment-grade credit quality. An Underlying Fund’s investments in lower than investment-grade floating rate loans will generally be rated at the time of purchase between “B3” and “Ba1” by Moody’s and “B-” and “BB+” by S&P or, if not rated, would be of similar credit quality. Investment decisions for an Underlying Fund will be based largely on the credit analysis performed by the sub-adviser, and not on rating agency evaluation. This analysis may be difficult to perform. Information about a loan and its borrower generally is not in the public domain. Many borrowers have not issued securities to the public and are not subject to reporting requirements under federal securities laws. Generally, however, borrowers are required to provide financial information to lenders and information may be available from other loan market participants or agents that originate or administer loans.

Demand for Loans.  The loan market, as represented by the S&P/LSTA Leveraged Loan Index, experienced significant growth in terms of number and aggregate volume of loans outstanding since the inception of the index in 1997. In 1997, the total amount of loans in the market aggregated less than $10 billion. By April of 2000, it had grown to over $100 billion, and by July of 2007 the market had grown to over $500 billion. The size of the market peaked in November of 2008 at $594 billion. During this period, the demand for loans and the number of investors participating in the loan market also increased significantly.

Since 2008, the market has contracted, characterized by limited new loan issuance and payoffs of outstanding loans. From the peak in 2008 through July 2010, the overall size of the loan market contracted by approximately 15%. The number of market participants also decreased during that period. Although the number of new loans being issued in the market in 2010 is increasing, there can be no assurance that the size of the loan market, and the number of participants, will return to earlier levels.

An increase in demand for loans may benefit an Underlying Fund by providing increased liquidity for such loans and higher sales prices, but it may also adversely affect the rate of interest payable on such loans acquired by the Underlying Fund and the rights provided to the Underlying Fund under the terms of the applicable loan agreement, and may increase the price of loans that the Underlying Fund wishes to purchase in the secondary market. A decrease in the demand for loans may adversely affect the price of loans in an Underlying Fund’s portfolio, which could cause the Underlying Fund’s net asset value to decline.

Derivative Instruments.  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of an Underlying Fund and reduce its returns. Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. The investment of an Underlying Fund’s assets required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Underlying Fund; therefore, the purchase of certain derivatives may have an economic leveraging effect on the Underlying Fund; thus exaggerating any increase or decrease in the net asset value of the Underlying Fund. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability to perform its obligations and further that any deterioration in the counterparty’s creditworthiness could adversely affect

29

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause an Underlying Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or for prices that do not reflect current market value. An Underlying Fund’s adviser or sub-adviser might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains to an Underlying Fund.

Equity Securities Incidental to Investments in Loans.  The value of equity securities in which an Underlying Fund invests may be affected more rapidly, and to a greater extent, by company-specific developments and general market conditions. These risks may increase fluctuations in an Underlying Fund’s net asset value. An Underlying Fund may frequently possess material non-public information about a borrower as a result of its ownership of a loan of such borrower. Because of prohibitions on trading in securities of issuers while in possession of such information an Underlying Fund might be unable to enter into a transaction in a security of such a borrower when it would otherwise be advantageous to do so.
Focused Investing  To the extent that an Underlying Fund invests a substantial portion of its assets in a particular industry, sector, market segment, or geographical area, its investments will be sensitive to developments in that industry, sector, market segment, or geographical area. An Underlying Fund assumes the risk that changing economic, political or regulatory conditions affecting the particular industry, sector or market segment in which the Underlying Fund focuses its investments could have a significant impact on its investment performance and could ultimately cause the Underlying Fund to underperform, or be more volatile than, other funds that invest more broadly.
Foreign Investments for Floating Rate Loan Funds.  To the extent an Underlying Fund invests in debt instruments of borrowers in markets outside the United States, its share price may be more volatile than if it invested in debt instruments of borrowers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions and limited or ineffectual judicial systems; comparatively small market sizes, making loans less liquid and loan prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated, or unreliable information about borrowers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Growth Investing.  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential, they usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Headline.  To take advantage of an attractive valuation, an Underlying Fund may invest in a company when that company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company’s financial reports or corporate governance may be challenged, the company’s annual shareholder report may disclose a weakness in internal controls, investors may question the company’s published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company’s future. There is a risk that the company’s stock may never recover.

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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)
Index Strategy.  The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Initial Public Offerings.  Initial Public Offerings (“IPOs”) and companies that have recently gone public have the potential to produce substantial gains for an Underlying Fund. However, there is no assurance that an Underlying Fund will have access to profitable IPOs or that IPOs in which the Underlying Fund invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When an Underlying Fund’s asset base is small, the impact of such investments on the Underlying Fund’s return will be magnified. As an Underlying Fund’s assets grow, it is likely that the effect of the Underlying Fund’s investment in IPOs on the Underlying Fund’s return will decline.

Interest Rate for Floating Rate Loan Funds.  Changes in short-term market interest rates will directly affect the yield on an Underlying Fund’s shares. Because at least 80% of an Underlying Fund’s investments are normally invested in Floating Rate Debt, if short-term market interest rates fall the yield on an Underlying Fund’s shares will also fall. To the extent that the interest rate spreads on Floating Rate Debt in an Underlying Fund’s portfolio experience a general decline, the yield on the Underlying Fund’s shares will fall and the value of the Underlying Fund’s assets may decrease, which will cause the Underlying Fund’s net asset value to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the Floating Rate Debt in an Underlying Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag. With respect to an Underlying Fund’s investments in fixed rate instruments, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. Fixed rate securities with longer maturities or duration are more sensitive to changes in interest rates.

Investment By Other Funds.  Various other mutual funds and/or funds-of-funds, including some ING funds, are allowed to invest in an Underlying Fund. In some cases, an Underlying Fund may serve as a primary or significant investment vehicle for a fund-of-fund. If the purchases, redemptions or rebalancing in these other funds result in large inflows or outflows of cash from the Underlying Fund, the Underlying Fund could be required to sell securities or invest cash at times, or in ways, that could hurt its performance, speed the realization of capital gains, or increase transaction costs. While it is very difficult to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, these transactions could also increase transaction costs or portfolio turnover. The adviser or sub-adviser will monitor transactions by the funds-of funds and will attempt to minimize any adverse effects on an Underlying Fund and funds-of-funds as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Investment Model.  Certain Underlying Funds invest based on a model implemented by the Underlying Fund’s sub-adviser. The sub-adviser’s proprietary model may not adequately address existing or unforeseen market factors or the interplay between such factors. The proprietary models used by an Underlying Fund’s sub-adviser to evaluate securities or securities markets are based on the sub-adviser’s understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

Issuer Non-Diversification.  One or more of the Underlying Funds may be classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Underlying Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than Underlying Funds that are “diversified.” Even though classified as non-diversified, an Underlying Fund may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, the Underlying Fund would benefit less from appreciation in a single issuer than if it had greater exposure to that issuer.

Leverage.  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies include, among others: borrowing, dollar rolls, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also create leveraging risk. The use of leverage may increase an Underlying Fund’s expenses and increase the impact of the
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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Underlying Fund’s other risks. The use of leverage may exaggerate any increase or decrease in the net asset value of an Underlying Fund. To mitigate leveraging risk, an Underlying Fund will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements resulting in increased volatility of returns. Leverage, including borrowing, may cause an Underlying Fund to be more volatile than if the Underlying Fund had not been leveraged.
Leverage for Floating Rate Loan Funds.  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies include, among others: borrowing and the use of forward-commitment transactions. The use of certain derivatives may also create leveraging risk. The use of leverage may increase an Underlying Fund’s expenses and increase the impact of the Underlying Fund’s other risks. The use of leverage may exaggerate any increase or decrease in the net asset value of an Underlying Fund. To mitigate leveraging risk, an Underlying Fund will segregate liquid assets or otherwise cover the Underlying Fund’s obligation under transactions such as reverse repurchase agreements; when issued and delayed delivery securities, and forward commitment transactions. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements resulting in increased volatility of returns. Leverage, including borrowing, may cause an Underlying Fund to be more volatile than if the Underlying Fund had not been leveraged.

Limited Secondary Market for Floating Rate Loans.  Although the re-sale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated inter-dealer or inter-bank re-sale market.

Floating rate loans usually trade in large denominations. Trades can be infrequent and the market for floating rate loans may experience substantial volatility. In addition, the market for floating rate loans has limited transparency so that information about actual trades may be difficult to obtain. Accordingly, some of the floating rate loans in which an Underlying Fund invests will be relatively illiquid.

In addition, the floating rate loans in which an Underlying Fund invests may require the consent of the borrower and/or the agent prior to sale or assignment. These consent requirements can delay or impede an Underlying Fund’s ability to sell floating rate loans and can adversely affect the price that can be obtained. An Underlying Fund may have difficulty disposing of floating rate loans if it needs cash to repay debt, to fund redemptions, to pay dividends, to pay expenses or to take advantage of new investment opportunities.

These considerations may cause an Underlying Fund to sell floating rate loans at lower prices than it would otherwise consider to meet cash needs or cause the Underlying Fund to maintain a greater portion of its assets in money market instruments than it would otherwise, which could negatively impact performance. An Underlying Fund may seek to avoid the necessity of selling assets to meet redemption requests or liquidity needs by the use of borrowings. Such borrowings, even though they are for the purpose of satisfying redemptions or meeting liquidity needs and not to generate leveraged returns, nevertheless would produce leverage and the risks that are inherent in leverage. However, there can be no assurance that sales of floating rate loans at such lower prices can be avoided.

From time to time, the occurrence of one or more of the factors described above may create a cascading effect where the market for debt instruments (including the market for floating rate loans) first experiences volatility and then decreased liquidity. Such conditions, or other similar conditions, may then adversely affect the value of floating rate loans and other instruments, widening spreads against higher-quality debt instruments, and making it harder to sell floating rate loans at prices at which they have historically or recently traded, thereby further reducing liquidity. For example, during the global liquidity crisis in the second half of 2008, the average price of loans in the S&P/LSTA Leverage Loan Index declined by 32% (which included a decline of 3.06% on a single day) prior to rebounding substantially in 2009 and in early 2010. Declines in an Underlying Fund’s share price or other market developments (which could be more severe than these prior declines) may lead to increased redemptions, which could cause the Underlying Fund to have to sell floating rate loans and other instruments at disadvantageous prices and inhibit the ability of the Underlying Fund to retain its assets in the hope of greater stabilization in the secondary markets. In addition, these or similar circumstances could cause an Underlying Fund to sell its highest quality and most liquid floating rate loans and other investments in order to satisfy an initial wave of redemptions while leaving the Underlying Fund with a remaining portfolio of lower-quality and less liquid investments.

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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) In anticipation of such circumstances, an Underlying Fund may also need to maintain a larger portion of its assets in liquid instruments than usual. However, there can be no assurance that an Underlying Fund will foresee the need to maintain greater liquidity or that actual efforts to maintain a larger portion of assets in liquid investments would successfully mitigate the foregoing risks.

Mid-Capitalization Company.  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Mortgage-Related Securities.  Default on the underlying assets of the mortgage-related securities held by an Underlying Fund may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities. Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-related securities. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.

In a recessionary environment, the mortgages or other loans underlying a mortgage-related security may experience an increase in defaults as borrowers experience difficulties in repaying their loans which may cause the valuation of such securities to be more volatile and may reduce the value of such securities. These risks are particularly heightened for investments in mortgage-related securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.

Municipal Obligations.  The municipal market in which an Underlying Fund invests is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. Municipal revenue obligations are backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds. Private activity and industrial development bonds are dependent on the ability of the facility’s user to meet its financial obligations and the value of any real or personal property pledged as security for such payment. Many municipal securities are issued to finance projects relating to education, health care, transportation and utilities. Conditions in those sectors may affect the overall municipal market. In addition, municipal securities backed by current or anticipated revenues from a specific project or specific asset may be adversely affected by the discontinuance of the taxation supporting the project or asset or the inability to collect revenues for the project or from assets. If an issuer of a municipal security does not comply with applicable tax requirements, interest from the security may become taxable and the security could decline in value.

Over-the-Counter Investments.  Investments purchased over-the-counter (“OTC”), including securities and derivatives, can involve greater risks than securities traded on recognized stock exchanges. OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Additionally, OTC investments are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose an Underlying Fund to counterparty risk.

Prepayment and Extension.  Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by an Underlying Fund later than expected, which may decrease the value of the obligation and prevent the Underlying Fund from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.
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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)
Prepayment and Extension (for Floating Rate Loans).  Prepayment risk is the risk that principal on a debt obligation may be repaid earlier than anticipated. Floating rate loans typically do not have call protection and may be prepaid partially or in full at any time without penalty. If a floating rate loan is prepaid, an Underlying Fund may realize proceeds that are less than the value that had been assigned to the loan and/or may be forced to reinvest the proceeds in assets with lower yields than the loan that was repaid. For an Underlying fund’s fixed rate investments, prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on a fixed rate obligation held by an Underlying Fund later than expected, which may decrease the value of the obligation and may prevent the Underlying Fund from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending.  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that an Underlying Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that an Underlying Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

To generate additional income, an Underlying Fund may lend securities to financial institutions that are believed to be creditworthy by the adviser. When lending securities, an Underlying Fund will receive cash or U.S. government securities as collateral. An Underlying Fund retains its custodian to serve as its securities lending agent for these activities.

When an Underlying Fund lends its securities, it is responsible for investing the cash it receives as collateral from the borrower, and the Underlying Fund could incur losses in connection with the investment of such collateral, often referred to as “investment risk.” An Underlying Fund will minimize investment risk by limiting the investment of cash collateral to high quality instruments of short maturity.

An Underlying Fund may also lose money from the failure of a borrower to return a borrowed security in a timely manner, often referred to as “borrower default risk.” In the event of a borrower default, an Underlying Fund will be protected to the extent the Underlying Fund is able to exercise its rights in the collateral promptly and the value of such collateral is sufficient to purchase replacement securities. In addition, an Underlying Fund will be protected by its securities lending agent, which has agreed to indemnify the portfolio from losses resulting from borrower default.

Short Sales.  Short sales involve selling a security an Underlying Fund does not own in anticipation that the security’s price will decline. When an Underlying Fund sells a security short and the price of that security rises, it creates a loss for the Underlying Fund. Short sales create leverage and could increase the volatility of an Underlying Fund’s share price.

Short sales expose an Underlying Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Underlying Fund. When an Underlying Fund must purchase the security it borrowed in a short sale as prevailing market rates, the potential loss may be greater for a short sale than for a short sale “against the box.” A short sale “against the box” may be used to hedge against market risks when the sub-adviser believes that the price of a security may decline, causing the value of a security owned by an Underlying Fund or a security convertible into or exchangeable for such security, to decline. In such case, any future losses in an Underlying Fund’s long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities an Underlying Fund owns.

Small-Capitalization Company.  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

Sovereign Debt.  These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)
U.S. Government Securities and Obligations.  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations of the U.S. Treasury such as U.S. Treasury notes, bills and bonds, as well as indirect obligations including certain securities of the Government National Mortgage Association, the Small Business Administration, and the Farmers Home Administration, among others. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury, including certain securities of the Federal Financing Bank, the Federal Home Loan Bank, and the U.S. Postal Service. Still other agencies and instrumentalities are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. These include securities issued by the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation, and the Federal Farm Credit Bank, among others. Consequently, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. No assurance can be given that the U.S. government would provide financial support to such agencies if it is not obligated to do so by law. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Valuation of Loans.  An Underlying Fund values its assets daily. However, because the secondary market for floating rate loans is limited, it may be difficult to value loans. Reliable market value quotations may not be readily available for some loans and valuation of such loans may require more research than for liquid securities. In addition, elements of judgment may play a greater role in valuation of loans than for securities with a more developed secondary market because there is less reliable, objective market value data available. In addition, if an Underlying Fund purchases a relatively large portion of a loan, the limitations of the secondary market may inhibit the Underlying Fund from selling a portion of the loan and reducing its exposure to a borrower when the adviser or sub-adviser deems it advisable to do so. Even if an Underlying Fund itself does not own a relatively large portion of a particular loan, the Underlying Fund, in combination with other similar accounts under management by the same portfolio managers, may own large portions of loans. The combination of holdings could create similar risks if and when the portfolio managers decide to sell those loans. These risks could include, for example, the risk that the sale of an initial portion of the loan could be at a price lower than the price at which the loan was valued by an Underlying Fund, the risk that the initial sale could adversely impact the price at which additional portions of the loan are sold, and the risk that the foregoing events could warrant a reduced valuation being assigned to the remaining portion of the loan still owned by the Underlying Fund.

Value Investing.  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production. The sub-adviser may be wrong in its assessment of a company’s value and the securities an Underlying Fund holds may not reach their full values. A particular risk of an Underlying Fund’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, an Underlying Fund’s relative performance may suffer.

When Issued and Delayed Delivery Securities and Forward Commitments.  When issued securities, delayed delivery securities and forward commitments involve the risk that the security a portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, a portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

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PORTFOLIO HOLDINGS INFORMATION

Portfolio Holdings Information
A description of each Portfolio’s policies and procedures regarding the release of portfolio holdings information is available in the Portfolios’ SAI. Portfolio holdings information can be reviewed online at www.ingfunds.com.
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MANAGEMENT OF THE PORTFOLIOS

The Investment Adviser

ING Investments, an Arizona limited liability company, serves as the investment adviser to the Portfolios. ING Investments has overall responsibility for the management of the Portfolios. ING Investments oversees all investment advisory and portfolio management services for the Portfolios.

ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”) (NYSE:ING). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand. ING Investments became an investment management firm in April 1995.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Adviser and its affiliates, would be divested by ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Portfolios and potential termination of the Portfolios’ existing advisory agreements, which may trigger the need for shareholder approval of new agreements.

ING Investments’ principal office is located at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258. As of December 31, 2010, ING Investments managed approximately $47.5 billion in assets.
Management Fee
The Adviser receives annual fees for its advisory services to the Portfolios payable in montly installments based on 0.60% of average daily net assets of each of the Portfolios for assets held in direct investments and 0.08% of the average daily net assets of each of the Portfolios for assets invested in Underlying Funds.

The following table shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio’s average daily net assets:

Management Fees
ING Strategic Allocation Conservative Portfolio	0.08%
ING Strategic Allocation Growth Portfolio	0.08%
ING Strategic Allocation Moderate Portfolio	0.08%

The Adviser is responsible for all of its own costs, including costs of its personnel required to carry out its investment advisory duties.

For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships (if applicable), please refer to the Portfolios’ annual shareholder report dated December 31, 2010.
The Adviser acts as a ‘‘manager-of-managers’’ for the Portfolios. The Adviser delegates to the sub-advisers of the Portfolios the responsibility for asset allocation amongst the Underlying Funds, subject to the Adviser’s oversight. The Adviser is responsible for monitoring the investment program and performance of the sub-advisers of the Portfolios.

From time to time, the Adviser may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the Portfolios’ Board. The Portfolios and the Adviser have received exemptive relief from the SEC to permit the Adviser, with the approval of the Portfolios’ Board, to appoint an additional non-affiliated sub-adviser or to replace an existing sub-adviser with a non-affiliated sub-adviser, as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Portfolios’ shareholders. The Portfolios will notify shareholders of any change in the identity of a sub-adviser of the Portfolios, the addition of a sub-adviser to the Portfolios, or any change in the terms of a contract with a non-affiliated sub-adviser. In this event, the names of the Portfolios and their investment strategies may also change.

Under the terms of each sub-advisory agreement, the agreement can be terminated by the Adviser or a Portfolio’s Board. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or the Adviser may assume day-to-day investment management of a Portfolio.

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MANAGEMENT OF THE PORTFOLIOS (continued)

ING Investment Management Co.

ING IM, a Connecticut corporation, was founded in 1972 and is registered with the SEC as an investment adviser. ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. ING IM’s principal office is located at 230 Park Avenue, New York, New York 10169. As of December 31, 2010, ING IM managed approximately $59.04 billion in assets.
Prior to March 31, 2002, ING IM served as investment adviser to all the Portfolios. There was no change in management fees paid by the Portfolios in connection with the change in investment adviser.
The following individuals are jointly responsible for the day-to-day management of ING Strategic Allocation Conservative Portfolio, ING Strategic Allocation Growth Portfolio, and ING Strategic Allocation Moderate Portfolio.
Paul Zemsky, CFA, Portfolio Manager, is the head of ING IM’s Multi-Asset Strategies & Solutions Group. He joined ING IM in 2005 as Head of Derivative Strategies. Prior to assuming his role at ING IM, Mr. Zemsky spent 18 years at J.P. Morgan Investment Management where he held a number of key positions, including having responsibility for asset allocation for the firm’s fixed-income business and handling option trading in both the exchange-traded and over-the-counter markets.

Heather Hackett, CFA, Vice President, and Portfolio Manager, has been with ING IM since 2005 and is primarily responsible for outcome-oriented asset allocation products and customized portfolios for clients. She joined ING IM in 2005 as a Portfolio Specialist supporting the International Equity and Asset Allocation teams. Most recently, Ms. Hackett was an analyst in the Consulting Group of Smith Barney. Earlier in her career, she was a registered associate with Schroder & Co.

Additional Information Regarding the Portfolio Managers

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of securities in the Portfolios.

The Administrator

ING Funds Services, LLC (“Administrator”) serves as administrator to each Portfolio and receives an annual administrative services fee equal to 0.055% on the first $5 billion of daily net assets and 0.030% thereafter of each Portfolio’s average daily net assets.

The administrative services provided to each Portfolio includes acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, the Sub-Adviser, and the insurance companies to which a Portfolio offers its shares. The Administrator also reviews the Portfolios for compliance with applicable legal requirements and monitors the Sub-Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

The Distributor

ING Investments Distributor, LLC (“Distributor”) is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258.
Effective July 30, 2010, ING Funds Distributor, LLC changed its name to ING Investments Distributor, LLC.

The Distributor is a member of the Financial Industry Regulatory Authority (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

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HOW SHARES ARE PRICED

The net asset value (“NAV”) per share for each class of the Portfolios is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of the Portfolios is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

The NAV of the Portfolios is based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Underlying Funds will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolios’ or an Underlying Fund’s NAV is not calculated. As a result, the NAV of the Portfolios or an Underlying Fund may change on days when shareholders will not be able to purchase or redeem the Portfolios’ shares. When market quotations are not available or are deemed unreliable, a sub-adviser to an Underlying Fund will use a fair value for an asset that is determined in accordance with procedures adopted by an Underlying Fund’s board. The types of assets for which such fair value pricing might be required include, but are not limited to:
  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;
  Securities of an issuer that has entered into a restructuring;
  Securities whose trading has been halted or suspended;
  Fixed-income securities that have gone into default and for which there are no current market value quotations; and
  Securities that are restricted as to transfer or resale.
Each Underlying Fund’s adviser or sub-adviser may rely on the recommendations of a fair value pricing service approved by an Underlying Fund’s board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. Each Underlying Fund’s adviser or sub-adviser will make such determinations in good faith in accordance with procedures adopted by the Underlying Fund’s board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determines its NAV per share. Please refer to the prospectus for each Underlying Fund for an explanation of the circumstances under which an Underlying Fund will use fair pricing and the effect of fair pricing.
When your Variable Contract or Qualified Plan is buying shares of a Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract Holder or Qualified Plan Participant is received in proper form. When the Variable Contract Holder or Qualified Plan Participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract Holder or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive that day’s price, your order must be received by Market Close.
39

HOW TO BUY AND SELL SHARES

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations. Certain Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios’ behalf.

The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which a Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board directed the Adviser to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

The Portfolios reserve the right to suspend the offering of shares or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

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FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies, and as investment options for Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict, or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary or that a Portfolio determines not to be in the best interest of the Portfolio.

The Portfolios rely on the financial intermediaries to monitor frequent, short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. The Portfolios seek assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on a Portfolio’s performance.

Because some Underlying Funds invest in foreign securities they may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds’ exposure to price arbitrage, stale pricing and other potential pricing discrepancies; however, to the extent that an Underlying Fund does not immediately reflect these changes in market conditions, short-term trading may dilute the value of the Underlying Funds’ shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio’s shareholders.

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PAYMENTS TO FINANCIAL INTERMEDIARIES

ING mutual funds may be offered as investment options in Variable Contracts issued by affiliated and non-affiliated insurance companies and in Qualified Plans. Fees derived from a Portfolio’s Distribution and/or Service Plans (if applicable) may be paid to insurance companies, broker-dealers and companies that service Qualified Plans for selling the Portfolio’s shares and/or for servicing shareholder accounts. In addition, a Portfolio’s Adviser, Distributor, Administrator or their affiliated entities, out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies, broker-dealers, or companies that service Qualified Plans. The Adviser, Distributor, Administrator, or affiliated entities of a Portfolio may also share their profits with affiliated insurance companies or other ING entities through inter-company payments.

For non-affiliated insurance companies and Qualified Plans, payments from a Portfolio’s Distribution and/or Service Plans (if applicable) as well as payments (if applicable) from the Portfolio’s Adviser and/or Distributor generally are based upon an annual percentage of the average net assets held in the Portfolio by those companies. A Portfolio’s Adviser and Distributor may make payments for administrative, record keeping, or other services that insurance companies or Qualified Plans provide to facilitate investment in the Portfolio. These payments as well as payments from a Portfolio’s Distribution and/or Service Plans (if applicable) may also provide incentive for insurance companies or Qualified Plans to make the Portfolio available through Variable Contracts or Qualified Plans, and thus they may promote the distribution of the shares of the Portfolio.

As of the date of this Prospectus, the Distributor has entered into agreements with the following non-affiliated insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company. Fees payable under these agreements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in a Portfolio by Variable Contract holders through the relevant insurance company’s Variable Contracts.

The insurance companies issuing Variable Contracts or Qualified Plans that use a Portfolio as investment options may also pay fees to third parties in connection with distribution of the Variable Contracts and for services provided to Variable Contract owners. Entities that service Qualified Plans may also pay fees to third parties to help service the Qualified Plans or the accounts of their participants. A Portfolio, the Adviser, and the Distributor are not parties to these arrangements. Variable Contract owners should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments and should consult with their agent or broker. Qualified Plan participants should consult with their pension servicing agent.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

42

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Portfolio declares and pays dividends from net investment income at least annually. Each Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolios at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of a Portfolio’s distributions may constitute a return of capital.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

Each Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, a Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolios will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTACT.

43

INDEX DESCRIPTIONS

The 30-Day U.S. T-Bill is a U.S. government issues short-term debt sold at a discount and then redeemed at maturity at the full face value.

The Barclays Capital U.S. Aggregate Bond (“BCAB”) Index is a widely recognized, unmanaged index of publicly issued, investment-grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

The HFRX Global Hedge Fund (“HFRX”) Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of eight strategies: convertible arbitrage, distressed securities, equity hedge, equity market neutral, event drive, macro, merger arbitrage, and relative value arbitrage. The strategies are asset-weighted based on the distribution of assets in the hedge fund industry.

The Morgan Stanley Capital International - Europe, Australasia, and Far East® (“MSCI EAFE®”) Index is an unmanaged index that measures the performance of securities listed on exchanges in Europe, Australasia and the Far East.

The Russell 3000® Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market.

The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

The Standard and Poor’s (“S&P”) Developed Property Index is an unmanaged adjusted index which defines and measures the investable universe of publicly traded property companies domiciled in developed countries that derive more than half of their revenue from property-related activities, such as property ownership, management, development, rental and investment.

The Standard and Poor’s (“S&P”) MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.

The Standard and Poor’s (“S&P”) SmallCap 600 Index is an unmanaged index used to measure stock market performance composed of companies with an average market value of approximately $630 million.

The ING Strategic Allocation Conservative Composite Index is comprised of 5%30-Day U.S. T-Bill Index; 50% BCAB Index; 5% HFRX Global Hedge Fund Index; 13% MSCI EAFE® Index; 16% S&P 500® Index; 4% S&P Developed Property Index; 4% S&P MidCap 400 Index; and 3% S&P SmallCap 600 Index. The allocations for the index are as of December 31, 2010.
The ING Strategic Allocation Growth Composite Index is comprised of 2% 30-Day U.S. T-Bill Index; 13% BCAB Index; 7% S&P Developed Property Index; 5% HFRX Global Hedge Fund Index; 24% MSCI EAFE® Index; 32% S&P 500® Index; 9% S&P MidCap 400 Index; and 8% S&P SmallCap 600 Index. The allocations for the index are as of December 31, 2010.
The ING Strategic Allocation Moderate Composite Index is comprised of 3% 30-Day U.S. T-Bill Index; 32% BCAB Index; 5% S&P Developed Property Index; 6% HFRX Global Hedge Fund Index; 19% MSCI EAFE® Index; 24% S&P 500® Index; 6% S&P MidCap 400 Index; and 5% S&P SmallCap 600 Index. The allocations for the index are as of December 31, 2009.
44

FINANCIAL HIGHLIGHTS

The following financial highlights are intended to help you understand each Portfolio’s Class I shares’ financial performance for the past five years or, if shorter, the period of the share class’ operations. Certain information reflects financial results for a single share. The total returns represent the rate that an investor would have earned (or lost) on an investment in a share of the Portfolios (assuming reinvestment of all dividends and distributions). This information has has been derived from the Portfolios’ financial statements that were audited by KPMG LLP, an independent registered public accounting firm. The report of KPMG LLP, along with the financial statements included in the annual shareholder report dated December 31, 2010, are incorporated herein by reference.
45

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment from distribution settlement/affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses, net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Strategic Allocation Conservative Portfolio
Class I
12-31-10
12-31-09	9.13	0.45•	1.03	1.48	0.81	—	—	0.81	—	9.80	18.00	0.20	0.10	0.10	5.04	93,792	56
12-31-08	13.51	0.51	(3.39)	(2.88)	0.51	0.99	—	1.50	—	9.13	(23.65)	0.39	0.27†	0.27†	3.99†	86,257	277
12-31-07	13.55	0.46•	0.29	0.75	0.45	0.34	—	0.79	—	13.51	5.80	0.73	0.65†	0.65†	3.40†	136,938	422
12-31-06	13.27	0.42•	0.64	1.06	0.35	0.43	—	0.78	—	13.55	8.37	0.72	0.65	0.65	3.18	146,397	335
ING Strategic Allocation Growth Portfolio
Class I
12-31-10
12-31-09	9.04	0.37	1.48	1.85	0.97	0.53	—	1.50	—	9.39	25.37	0.20	0.13	0.13	4.12	168,071	75
12-31-08	16.57	0.38	(5.65)	(5.27)	0.33	1.93	—	2.26	—	9.04	(36.13)	0.39	0.33†	0.33†	2.83†	146,862	235
12-31-07	17.06	0.30•	0.52	0.82	0.30	1.01	—	1.31	—	16.57	5.04	0.71	0.71†	0.71†	1.79†	269,587	240
12-31-06	15.48	0.28•	1.73	2.01	0.22	0.21	—	0.43	—	17.06	13.19	0.71	0.71	0.71	1.77	298,451	233
ING Strategic Allocation Moderate Portfolio
Class I
12-31-10
12-31-09	9.10	0.39•	1.30	1.69	0.91	0.30	—	1.21	—	9.58	21.84	0.21	0.13	0.13	4.47	166,449	62
12-31-08	15.16	0.44	(4.54)	(4.10)	0.40	1.56	—	1.96	—	9.10	(30.48)	0.38	0.31†	0.31†	3.35†	152,965	255
12-31-07	15.32	0.36•	0.44	0.80	0.36	0.60	—	0.96	—	15.16	5.48	0.72	0.70†	0.70†	2.36†	263,759	302
12-31-06	14.35	0.33•	1.23	1.56	0.27	0.32	—	0.59	—	15.32	11.17	0.71	0.70	0.70	2.26	298,715	258
See Accompanying Notes to Financial Highlights
46

ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or life insurance policy.
(4)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or the Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
•	Calculated using average number of shares outstanding throughout the period.
*	Amount is more than $(0.005).
†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income ratio.
47

TO OBTAIN MORE INFORMATION

You’ll find more information about the Portfolios in our:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS

In the Portfolios’ annual/semi-annual shareholder reports, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Portfolios’ performance during the last fiscal year, the financial statements and the independent registered public accounting firm’s reports (in the annual shareholder report only).
STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more detailed information about the Portfolios. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, the SAI, or other Portfolio information.
To make shareholder inquiries contact:The ING Funds7337 East Doubletree Ranch Road, Suite 100
Scottsdale, AZ 85258-20341-800-366-0066or visit our website at www.ingfunds.com
This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC’s Public Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee, by contacting the SEC at:
U.S. Securities and Exchange Commission

Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549

or at the e-mail address:

publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC’s Internet website at www.sec.gov.

When contacting the SEC, you will want to refer to the Portfolios’ SEC file number. The file number is as follows:

ING Strategic Allocation Portfolios, Inc.	811-08934
ING Strategic Allocation Conservative Portfolio ING Strategic Allocation Growth Portfolio ING Strategic Allocation Moderate Portfolio
PRO-INGSAI (0411-042911)

Prospectus	April 29, 2011

  ING Strategic Allocation Conservative PortfolioS/ISCVX
  ING Strategic Allocation Growth PortfolioS/ISGRX
  ING Strategic Allocation Moderate PortfolioS/ISMDX
Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified pension and retirement plans (“Qualified Plans”), custodial accounts, and certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies, and other permitted investors.
NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL QUALIFIED PLANS.
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

INVESTMENTS

ING Strategic Allocation Conservative Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

Class	S
Management Fee	0.08%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Administrative Services Fee	0.05%
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Portfolio Operating Expenses	%
Waivers and Reimbursements[1]	%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%
1	The adviser is contractually obligated to limit expenses to 0.90% through May 1, [2012]; the obligation does not extend to interest, taxes, brokerage commissions and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class		1 Yr	3 Yrs	5 Yrs	10 Yrs
S	$

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was ___% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the sub-adviser (“Sub-Adviser”) invests the assets of the Portfolio in a combination of Underlying Funds that in turn invest in varying degrees, among several classes of equities, fixed-income securities and money market instruments.
The Portfolio invests in a combination of Underlying Funds that reflects an allocation of approximately 45% in equity securities and 55% in fixed-income securities.
The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among asset classes are set out below. The Portfolio’s assets normally will be invested in accordance with its target allocations (“Target Allocations”) at times that the Portfolio is rebalanced. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown: equity securities - 45% and fixed-income securities and cash - 55%.
The Underlying Funds provide exposure to a wide range of traditional and non-traditional asset classes including alternative strategies and floating rate loans.
The equity securities in which the Underlying Funds may invest include domestic and international large-, mid-, and small-capitalization stocks, emerging market securities, and real estate stocks, including real estate investment trusts.

The fixed-income securities in which the Underlying Funds may invest include high-yield (high risk) debt securities commonly referred to as “junk bonds” and fixed-income securities without limitation on maturity.

The Sub-Adviser may change the Portfolio’s asset allocations, investments in particular Underlying Funds (including Underlying Funds organized in the future), Target Allocations or other investment policies without the approval of shareholders as it determines necessary to pursue the Portfolio’s investment objective.

ING Strategic Allocation Conservative Portfolio	1

The current group of Underlying Funds in which the Portfolio may invest includes “index plus” funds. Generally these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. Also, some Underlying Funds may use growth or value investing strategies.

The Adviser will oversee the Target Allocations and the selection of Underlying Funds by the Sub-Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser or Sub-Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call   During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Company  The price of a given company’s stocks could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stocks could become worthless.
Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.
Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.
Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.
High-Yield Securities  Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.
Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.
Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.
Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.
Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.
Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying

2	ING Strategic Allocation Conservative Portfolio

Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.
Proprietary Hedge Fund Beta Strategy  Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.
Real Estate Companies and Real Estate Investment Trusts (“REITs”)  Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.
Short Exposures  The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and further that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.
An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S shares’ and Class I shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ and Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class I shares’ performance has been adjusted to reflect the higher expenses of Class S shares. The Class S shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class S shares’ performance because of the higher expenses paid by Class S shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
The bar chart below shows the Portfolio’s adjusted Class I shares’ performance (2001-2005) and Class S shares’ performance (2006-2010).
[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: , , % and Worst quarter: , , %
Average Annual Total Returns% (for the periods ended December 31, 2010)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S	%	[ ]	[ ]	[ ]	08/05/05
BCAB Index[1]	%			[2]	—
ING Strategic Allocation Conservative Composite Index[1]	%			[2]	—
Class I (adjusted)%					07/05/95
BCAB Index[1]	%				—
ING Strategic Allocation Conservative Composite Index[1]	%				—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Managers
Paul Zemsky, CFA	Heather Hackett, CFA
Portfolio Manager (since 04/07)	Portfolio Manager (since 01/09)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information

ING Strategic Allocation Conservative Portfolio	3

on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

4	ING Strategic Allocation Conservative Portfolio

ING Strategic Allocation Growth Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to provide capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

Class	S
Management Fee	0.08%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Administrative Services Fee	0.05%
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Portfolio Operating Expenses	%
Waivers and Reimbursements[1]	%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%
1	The adviser is contractually obligated to limit expenses to 1.00% through May 1, [2012]. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years. [In addition, the adviser is contractually obligated to further limit expenses to 0.96% through April 4, [2012]. There is no guarantee the additional expense limit will continue after April 4, [2012]. The additional expense limitation will only renew if the adviser elects to renew it. These obligations do not extend to interest, taxes, brokerage commissions and extraordinary expenses.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class		1 Yr	3 Yrs	5 Yrs	10 Yrs
S	$

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was ___% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the sub-adviser (“Sub-Adviser”) invests the assets of the Portfolio in a combination of Underlying Funds that in turn invest in varying degrees, among several classes of equities, fixed-income securities and money market instruments.
The Portfolio invests in a combination of Underlying Funds that reflects an allocation of approximately 85% in equity securities and 15% in fixed-income securities.
The Portfolio’s current approximate target allocations (“Target Allocations”) (expressed as a percentage of its net assets) among asset classes are set out below. The Portfolio’s assets normally will be invested in accordance with its Target Allocations at times that the Portfolio is rebalanced. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown: equity securities - 85% and fixed-income securities and cash - 15%.
The Underlying Funds provide exposure to a wide range of traditional and non-traditional asset classes including alternative strategies and floating rate loans.
The equity securities in which the Underlying Funds may invest include domestic and international large-, mid-, and small-capitalization stocks, emerging market securities, and real estate stocks, including real estate investment trusts.

The fixed-income securities in which the Underlying Funds may invest include high-yield (high risk) debt securities commonly referred to as “junk bonds” and fixed-income securities without limitations on maturity.

The Sub-Adviser may change the Portfolio’s asset allocations, investments in particular Underlying Funds (including Underlying Funds organized in the future), Target Allocations or other investment policies without the approval of shareholders as it determines necessary to pursue the Portfolio’s investment objective.

ING Strategic Allocation Growth Portfolio	5

The current group of Underlying Funds in which the Portfolio may invest includes “index plus” funds. Generally these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. Also, some Underlying Funds may use growth or value investing strategies.

The Adviser will oversee the Target Allocations and the selection of Underlying Funds by the Sub-Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser or Sub-Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call   During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Company  The price of a given company’s stocks could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stocks could become worthless.
Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.
Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.
Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.
High-Yield Securities  Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.
Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.
Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.
Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.
Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.
Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying

6	ING Strategic Allocation Growth Portfolio

Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.
Proprietary Hedge Fund Beta Strategy  Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.
Real Estate Companies and Real Estate Investment Trusts (“REITs”)  Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.
Short Exposures  The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and further that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.
An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S shares’ and Class I shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ and Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class I shares’ performance has been adjusted to reflect the higher expenses of Class S shares. The Class S shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class S shares’ performance because of the higher expenses paid by Class S shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
The bar chart below shows the Portfolio’s adjusted Class I shares’ performance (2001-2005) and Class S shares’ performance (2006-2010).
[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: , , % and Worst quarter: , , %
Average Annual Total Returns% (for the periods ended December 31, 2010)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S	%	[ ]	[ ]	[ ]	08/05/05
Russell 3000® Index[1]	%			[2]	—
ING Strategic Allocation Growth Composite Index[1]	%			[2]	—
Class I (adjusted)%					07/05/95
Russell 3000® Index[1]	%				—
ING Strategic Allocation Growth Composite Index[1]	%				—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Managers
Paul Zemsky, CFA	Heather Hackett, CFA
Portfolio Manager (since 04/07)	Portfolio Manager (since 01/09)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information

ING Strategic Allocation Growth Portfolio	7

on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

8	ING Strategic Allocation Growth Portfolio

ING Strategic Allocation Moderate Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

Class	S
Management Fee	0.08%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Administrative Services Fee	0.05%
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Portfolio Operating Expenses	%
Waivers and Reimbursements[1]	%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%
1	The adviser is contractually obligated to limit expenses to 0.95% through May 1, [2012]; the obligation does not extend to interest, taxes, brokerage commissions and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class		1 Yr	3 Yrs	5 Yrs	10 Yrs
S	$

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was ___% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the sub-adviser (“Sub-Adviser”) invests the assets of the Portfolio in a combination of Underlying Funds that in turn invest in varying degrees, among several classes of equities, fixed-income securities and money market instruments.
The Portfolio invests in a combination of Underlying Funds that reflects an allocation of approximately 65% in equity securities and 35% in fixed-income securities.
The Portfolio’s current approximate target allocations (Target Allocations“) (expressed as a percentage of its net assets) among asset classes are set out below. The Portfolio’s assets normally will be invested in accordance with its Target Allocations at times that the Portfolio is rebalanced. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown: equity securities - 65% and fixed-income securities and cash - 35%.
The Underlying Funds provide exposure to a wide range of traditional and non-traditional asset classes including alternative strategies and floating rate loans.
The equity securities in which the Underlying Funds may invest include domestic and international large-, mid-, and small-capitalization stocks, emerging market securities, and real estate stocks, including real estate investment trusts.

The fixed-income securities in which the Underlying Funds invest include high-yield (high risk) debt securities commonly referred to as ”junk bonds“and fixed-income securities without limitations on maturity.

The Sub-Adviser may change the Portfolio’s asset allocations, investments in particular Underlying Funds (including Underlying Funds organized in the future), Target Allocations or other investment policies without the approval of shareholders as it determines necessary to pursue the Portfolio’s investment objective.

ING Strategic Allocation Moderate Portfolio	9

The current group of Underlying Funds in which the Portfolio may invest includes ”index plus“funds. Generally these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. Also, some Underlying Funds may use growth or value investing strategies.

The Adviser will oversee the Target Allocations and the selection of Underlying Funds by the Sub-Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser or Sub-Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.
Company  The price of a given company’s stocks could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stocks could become worthless.
Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.
Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.
Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.
High-Yield Securities  Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.
Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.
Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.
Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.
Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.
Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying

10	ING Strategic Allocation Moderate Portfolio

Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.
Proprietary Hedge Fund Beta Strategy  Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.
Real Estate Companies and Real Estate Investment Trusts (“REITs”)  Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.
Short Exposures  The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and further that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.
An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S shares’ and Class I shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ and Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class I shares’ performance has been adjusted to reflect the higher expenses of Class S shares. The Class S shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class S shares’ performance because of the higher expenses paid by Class S shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
The bar chart below shows the Portfolio’s adjusted Class I shares’ performance (2001-2005) and Class S shares’ performance (2006-2010).
[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: , , % and Worst quarter: , , %
Average Annual Total Returns% (for the periods ended December 31, 2010)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S	%	[ ]	[ ]	[ ]	06/07/05
Russell 3000® Index[1]	%			[2]	—
ING Strategic Allocation Moderate Composite Index[1]	%			[2]	—
Class I (adjusted)%					07/05/95
Russell 3000® Index[1]	%				—
ING Strategic Allocation Moderate Composite Index[1]	%				—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Managers
Paul Zemsky, CFA	Heather Hackett, CFA
Portfolio Manager (since 04/07)	Portfolio Manager (since 01/09)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment

ING Strategic Allocation Moderate Portfolio	11

option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

12	ING Strategic Allocation Moderate Portfolio

KEY PORTFOLIO INFORMATION

This Prospectus contains information about certain funds within the ING Funds family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

The Portfolios’ Statement of Additional Information (“SAI”) is incorporated by reference into (legally made a part of) this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works, and other information that may be helpful to you in your decision to invest. You may obtain a copy, without charge, from the Portfolios.
Other ING Funds may also be offered to the public that have similar names, investment objectives, and principal investment strategies as those of the Portfolios. You should be aware that a Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of a Portfolio can be expected to vary from those of other ING Funds.

Each Portfolio is a series of ING Strategic Allocation Portfolios, Inc. (“Company”), a Maryland corporation, and is managed by ING Investments, LLC (“ING Investments” or “Adviser”).

The Adviser and the Sub-Adviser are indirect, wholly-owned subsidiaries of ING Groep, N.V. For more information about the Portfolios, the Adviser and the Sub-Adviser, please read “Management of the Portfolios” later in this Prospectus and the SAI.

The Portfolios’ shares are classified into two classes of shares, Class I and Class S shares. The classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All share classes of each Portfolio have a common investment objective and investment portfolio. Only Class S shares are offered in this Prospectus. Class S shares are not subject to any sales loads.

Conflicts of Interest

In making decisions on the allocation of the assets of the Portfolios among the Underlying Funds, the Adviser is subject to several conflicts of interest because it, or an affiliate, may serve as the investment adviser to the Portfolios, and it or an affiliate serves as adviser, or may serve as sub-adviser to an Underlying Fund. These conflicts could arise because the Adviser or its affiliates earn higher net advisory fees (the advisory fee received less any sub-advisory fee paid and fee waivers or expense subsidies) on some of the Underlying Funds than others. For example, where the Underlying Funds have a sub-adviser that is affiliated with the Adviser, the entire advisory fee is retained by an ING company. Even where the net advisory fee is not higher for Underlying Funds sub-advised by an affiliate of the Adviser, the Adviser may have an incentive to prefer affiliated sub-advisers for other reasons, such as increasing assets under management or supporting new investment strategies, which in turn would lead to increased income to ING. Further, the Adviser may believe that redemption from an Underlying Fund will be harmful to that Underlying Fund, the Adviser or an affiliate. Therefore, the Adviser may have incentives to allocate and reallocate in a fashion that would advance its own economic interests, the economic interests of an affiliate or the interests of an Underlying Fund rather than a Portfolio.

The Adviser’s investment process may be influenced by an affiliated insurance company that issues financial products in which the Portfolios are offered as investment options. In certain of those products an affiliated insurance company may offer guaranteed lifetime income or death benefits. The Adviser’s investment decisions for the Portfolios, including its allocation decisions with respect to the Portfolios’ Underlying Funds, may benefit the affiliated insurance company issuing such benefits. For example, selecting and allocating assets to Underlying Funds which invest primarily in fixed-income securities or in a more conservative or less volatile investment style may reduce the regulatory capital requirements which the affiliated insurance company must satisfy to support its guarantees under its products, may help reduce the affiliated insurance company’s risk from the lifetime income or death benefits, or may make it easier for the insurance company to manage its risk through the use of various hedging techniques. The Adviser has developed an investment process using an allocation committee which seeks to ensure that the Portfolios are managed in the best interest of their shareholders. Further, the Adviser has adopted various policies and procedures that are intended to identify, monitor and address actual or potential conflicts of interest. Nonetheless, investors bear the risk that the Adviser’s allocation decisions may be affected by its conflicts of interest.

Fundamental Policies

Fundamental investment policies contained in the SAI may not be changed without shareholder approval. The Board of Directors (“Board”) and/or the Adviser may change any other policies and investment strategies.

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KEY PORTFOLIO INFORMATION (continued)

Portfolio Diversification

Each Portfolio is diversified. A diversified fund may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or other investment companies). A non-diversified fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer.

Investor Diversification

Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, the Portfolios provide investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see “Key Information About the Underlying Funds” later in this Prospectus.

Although the Portfolios are designed to serve as a component of a diversified investment portfolio of securities, no single mutual fund can provide an appropriate investment program for all investors. You should evaluate the Portfolios in the context of your personal financial situation, investment objectives and other investments.

Temporary Defensive Strategies

When the Adviser or sub-adviser (if applicable) to a Portfolio anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. In such circumstances, that Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market fund shares and other money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities, or others. While a Portfolio invests defensively, it may not achieve its investment objective. A Portfolio’s defensive investment position may not be effective in protecting its value. It is impossible to predict accurately how long such alternative strategies may be utilized. The types of defensive positions in which a Portfolio may engage are identified and discussed in the SAI.

Percentage and Rating Limitations

The percentage and rating limitations on Portfolio investments listed in this Prospectus apply at the time of investment.

Investment Not Guaranteed

Please note your investment is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Shareholder Reports

Each Portfolio’s fiscal year ends December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by an independent registered public accounting firm will be sent to shareholders every year.

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MORE INFORMATION ABOUT THE PORTFOLIOS

Additional Information About the Investment Objectives
Each Portfolio’s investment objective is non-fundamental and may be changed by a vote of the Portfolio’s Board, without shareholder approval. A Portfolio will provide 60 days’ prior written notice of any change in a non-fundamental investment objective. There is no guarantee the Portfolios will achieve their respective investment objective.

Additional Information About Principal Investment Strategies

The Portfolios invest in a combination of Underlying Funds that, in turn, invest directly in a wide range of international securities and use asset allocation strategies to determine how much to invest in the Underlying Funds. The Portfolios are designed to meet the needs of investors who wish to seek exposure to various types of international securities through a single diversified investment. For a complete description of each Portfolio’s principal investment strategies, please see the Portfolio’s summary prospectus or the summary section of this Prospectus.

Asset Allocation Process

The Adviser and the Sub-Adviser have designed the Portfolios which were constructed and are managed using an asset allocation process to determine each Portfolio’s investment mix. This asset allocation process can be described as follows:

The Portfolios have varying investment objectives that are intended for investors with varying risk tolerances and investment goals. Each Portfolio seeks its objective through an asset allocation strategy that provides exposure to various asset classes. This approach is intended to attain a Portfolio’s objective and provide the benefit of lower volatility through asset diversification.

The Adviser and the Sub-Adviser use a process to determine the target allocations for each Portfolio.

First, the Sub-Adviser determines the targeted allocations for each Portfolio’s investment in various asset classes. In making this determination, the Sub-Adviser employs its own proprietary modeling techniques.

Second, the Sub-Adviser determines the Underlying Funds in which a Portfolio invests to attain its Target Allocations. In choosing an Underlying Fund for an asset class, the Sub-Adviser considers the degree to which the Underlying Fund’s holdings or other characteristics correspond in the desired asset class, among other factors.

The Sub-Adviser may change the Underlying Funds at any time, and may at any time determine to make tactical changes in a Portfolio’s target asset allocations depending on market conditions.

The Adviser will oversee the Target Allocations and the selection of Underlying Funds by the Sub-Adviser.

The Portfolios will invest new assets and reinvested dividends based on the Target Allocations. Rebalancing will normally take place monthly, and inflows and outflows may be used to seek Target Allocations. These allocations, however, are targets, and each Portfolio’s allocations could change substantially as the Underlying Funds’ asset values change due to market movements and portfolio management decisions. On an ongoing basis, the actual mix of assets and Underlying Funds for each Portfolio may deviate from the Target Allocation percentages. A Portfolio may be rebalanced more often subject to any constraints on timing of rebalancing arising from the Portfolio’s application of frequent trading procedures.

Periodically, based upon a variety of quantitative and qualitative factors, the Sub-Adviser uses economic and statistical methods to determine the optimal Target Allocations and ranges for the Portfolios, the resulting allocations to the Underlying Funds, and whether any Underlying Funds should be added or removed from the mix.

The factors considered may include the following: (i) the investment objective of each Portfolio and each of the Underlying Funds; (ii) economic and market forecasts; (iii) proprietary and third-party reports and analysis; (iv) the risk/return characteristics, relative performance, and volatility of Underlying Funds; and (v) the correlation and covariance among Underlying Funds.

As market prices of the Underlying Funds’ portfolio securities change, each Portfolio’s actual allocations will vary somewhat from its respective Target Allocation, although the percentages generally will remain within an acceptable range of the Target Allocations percentages. If changes are made as described above, those changes will be reflected in the Prospectus. However, it may take some time to fully implement the changes. The Sub-Adviser will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the Portfolios and the Underlying Funds.

The Sub-Adviser intends to rebalance the Portfolios on at least a monthly basis, but may rebalance more frequently as deemed appropriate, to attain the Target Allocations for the Portfolios. When each Portfolio receives new investment proceeds or redemption requests, depending on the Portfolio’s current cash reserves, the Adviser may determine to purchase
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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) additional shares or redeem shares of Underlying Funds. In making those purchases or redemptions, the Adviser will attempt to rebalance each Portfolio’s holdings of Underlying Funds to bring them more closely in line with the Portfolio’s Target Allocation. If the Adviser believes it is in the best interests of a Portfolio and its shareholders, to deviate from the Portfolio’s Target Allocation, it may rebalance more frequently than monthly, limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions. The Target Allocations may be changed at any time by the Adviser.
Asset Allocation is No Guarantee Against Loss
Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolios. Furthermore, the Adviser’s allocation of each Portfolio’s assets may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in equity securities too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed-income securities during a period of stock market appreciation may result in lower total return.

There is a risk that you could achieve better returns by investing in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolios.

Assets will be allocated among funds and markets based on judgments made by the Adviser. There is a risk that the Portfolios may allocate assets to an asset class or market that underperforms other funds. For example, the Portfolios may be underweighted in assets or a market that is experiencing significant returns or overweighted in assets or a market with significant declines.

Performance of the Underlying Funds Will Vary

The performance of the Portfolios depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of the Portfolios changes as the asset values of the Underlying Funds the Portfolios hold go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect performance.
Additional Information About the Portfolios’ and/or the Underlying Funds’ Risks
All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. Each Portfolio’s risk profile is largely a factor of the principal securities in which the Underlying Funds invest and investment techniques that the Underlying Funds use.

Below is a discussion of the risks associated with certain of the types of securities in which the Portfolios and/or the Underlying Funds may invest and certain of the investment practices that the Portfolios and/or the Underlying Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolios and/or the Underlying Funds, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary which means that the adviser or sub-adviser of the Portfolios and/or the Underlying Funds can decide whether to use them. The Portfolios and/or the Underlying Funds may invest in these securities or use these techniques as part of their principal investment strategies. However, the adviser or sub-adviser may also use these investment techniques or make investments in securities that are not a part of the Portfolios’ and/or the Underlying Funds’ principal investment strategies.

For more information about principal risks that apply only to the Underlying Funds, please see “Key Information About the Underlying Funds.”

Call.  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Company.  The price of a given company’s stocks could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stocks could become worthless.
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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued)

Credit.  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency.  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, an Underlying Fund’s investments in foreign currency or foreign currency-denominated securities may reduce the value of the Underlying Fund’s assets.

Foreign Investments/Developing and Emerging Markets.  To the extent an Underlying Fund invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated, or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

High-Yield Securities.  Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Investments in high-yield debt securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. The prices of high-yield debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High-yield debt securities structured as zero-coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high-yield debt securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high-yield debt securities.
Interest Rate.  With bonds and other debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.
Liquidity.  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.
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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued)

Market.  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization.  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing an Underlying Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies.  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because a portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of a portfolio and a proportionate share of the Underlying Fund.

Other investment companies include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange-traded investment companies that are, in many cases, designed to provide investment results corresponding to an equity index. The main risk of investing in other investment companies is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) the market price of an ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.
Proprietary Hedge Fund Beta Strategy.  A sub-adviser’s process for approximating the beta component of hedge fund performance is complex, is based on historical data (which may not reflect future results), and does not seek to replicate the alpha component of the HFRI Fund Weighted Composite (“HFRI”) Index. Assumptions and calculations used in portfolio management’s process could be flawed. Also, hedge funds tend to change investments more frequently than a fund does, making it harder for the Underlying Fund to match hedge fund performance. In addition, hedge fund returns are unpredictable and the Underlying Fund could underperform, or be more volatile than, a fund that invests more broadly.
The Underlying Fund does not invest in hedge funds and does not seek to replicate the alpha component of the returns of the HFRI Index. Individual hedge funds themselves may perform better or worse based on their style, their unique investment strategies or the skill of their particular manager. Hedge funds often may adjust their investments rapidly in view of market, political, financial or other factors, whereas the Underlying Fund only adjusts its composition on a monthly basis. The use of specific market exposures in the Underlying Fund, their weights and their long or short exposures is based entirely on an assessment of historical data related to volatility and returns of a hedge fund index. To the extent that this data and analysis turns out not to be predictive of future events, the return of the Underlying Fund may deviate from the returns of the HFRI Index.
The Underlying Fund’s investments may not reflect a long position in each of the indices and the Underlying Fund’s NAV per share may decline from month to month, even if the value of any or all of the indices used in the model increase during that time. Total exposure to market indices taken by the Underlying Fund will vary month by month and could range up to 150% of the absolute value of the long and short positions taken by the Underlying Fund to an aggregate
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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) short position in the total of the market exposures taken by the Underlying Fund. The total of the Underlying Fund’s cash investments in the instruments providing its market exposures may not equal 100% of the Underlying Fund’s value and money market returns are used as an exposure in the sub-adviser’s model, so the Underlying Fund’s return may be derived in part from cash returns.
Moreover, neither the Underlying Fund nor hedge funds provide a guarantee of ‘‘absolute returns,’’ that is, returns independent of the overall direction of equity and fixed-income markets. Alternative investments such as hedge funds may often be purchased by investors on the basis of their potential to produce such returns. However, there can be no assurance that either hedge funds in general, or the Underlying Fund in particular, will be successful at producing positive returns.

The Underlying Fund has limited historical performance data. The absence of a track record with respect to the Underlying Fund is particularly significant because the hedge fund beta replication model employed by the Underlying Fund is based on historical trends in returns that may or may not be repeated in the future.

Real Estate Companies and Real Estate Investment Trusts (“REITs”).  Investing in real estate companies and REITs may subject an Undelrying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property. Some REITs may invest in a limited number of properties, in a narrow geographic area or in a single property type, which increases the risk that an Underlying Fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

Short Exposures.  The portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and further that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases. An Underlying Fund cannot guarantee that the financial instrument necessary to cover a short position will be available for purchase at the time the Underlying Fund wishes to close a short position or, if available, that the instrument will be available at an acceptable price. Purchasing a financial instrument to cover a short position can itself cause the price of the instrument to rise further, thereby exacerbating the loss.

Short exposure also involves other costs. An Underlying Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding.

In addition, to borrow the financial instrument, an Underlying Fund may be required to pay a premium. An Underlying Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for an Underlying Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses the Underlying Fund may be required to pay in connection with the short sale.

Until an Underlying Fund replaces a borrowed instrument, the Underlying Fund will be required to maintain assets with the lending broker as collateral. Thus, short sales involve credit exposure to the broker that executes the short sales. In addition, an Underlying Fund is required to designate, on its books or the books of its custodian, liquid assets (less any additional collateral held by the broker) to cover the short sale obligation, marked-to-market daily. The requirement to segregate assets limits an Underlying Fund’s leveraging of its investments and the related risk of losses from leveraging. However, such segregation may also limit an Underlying Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Additional Risks

The discussion below includes risks that are not described in any of the Portfolios’ summaries but which, nevertheless, are a risk to all of the Portfolios (including risks arising from the Portfolios’ investments in Underlying Funds).

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued)
Counterparty.  The entity with which a portfolio or an Underlying Fund conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the portfolio or the Underlying Fund owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, a portfolio or an Underlying Fund may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Duration.  One measure of risk for fixed-income securities is duration. Duration measures the sensitivity of a bond’s price to interest rate movements and is one of the tools used by a portfolio manager in selection of fixed-income securities. Historically, the maturity of a bond was also used as a proxy for the sensitivity of a bond’s price to changes in interest rates, otherwise known as a bond’s interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis which was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

Increase in Expenses.  Your actual cost of investing in the Portfolio may be higher or lower than the expenses shown in the Portfolio’s “Annual Portfolio Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if the Portfolio’s Acquired Fund Fees and Expenses increase as a result of the decrease in the Underlying Funds’ assets. The Underlying Funds’ assets may decrease and Underlying Funds expense ratios increase for many reasons, including volatility in the Underlying Funds’ net asset value caused by volatility in the secondary markets for assets in which the Underlying Funds invests.
Manager.  Each Underlying Fund is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for an Underlying Fund, but there can be no guarantee that these will produce the desired results.
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KEY INFORMATION ABOUT THE UNDERLYING FUNDS

The Portfolios seek to meet their investment objectives by allocating their assets among the Underlying Funds. Because the Portfolios invest in the Underlying Funds, shareholders will be affected by the investment strategies of each Underlying Fund. Information is provided below as of the date of this Prospectus on each Underlying Fund, including its investment adviser, sub-adviser, investment objective, main investments and main risks. This information is intended to provide potential investors in the Portfolios with information that they may find useful in understanding the investment history and risks of the Underlying Funds.
You should note that the adviser or sub-adviser (if applicable) may or may not invest in each of the Underlying Funds listed. Further, over time, the Portfolios will alter their allocation of assets among the Underlying Funds and may add or remove Underlying Funds that are considered for investment. Therefore, it is not possible to predict the extent to which the Portfolios will be invested in each Underlying Fund at any one time. As a result, the degree to which the Portfolios may be subject to the risks of a particular Underlying Fund will depend on the extent to which the Portfolios have invested in the Underlying Fund.
Underlying Fund: ING Alternative Beta Fund

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Advisors B.V.
Investment Objective: To achieve investment results that approximate the performance of the beta component of the returns of the universe of hedge funds as a broad asset class represented by the HFRI Fund Weighted Composite (“HFRI”) Index.
Main Investments: The fund seeks to achieve investment results that approximate the performance of the beta component of the returns of the universe of hedge funds as a broad asset class as represented by the HFRI Index.
There are two components to the returns of funds, including hedge funds: (i) beta, the portion of a fund’s returns that can be explained by the market exposures held in the fund; and (ii) alpha, the portion of a fund’s returns that can not be explained by its beta and is often identified as being attributable to the skill of the sub-adviser. The fund uses a quantitative returns regression methodology (the “Methodology”) to identify the beta component of the returns of the HFRI Index by analyzing the monthly performance of the HFRI Index relative to a group of market indices (each an “Index” and collectively, the “Indices”). The HFRI Index is a non-investible index comprised of a broad range of hedge fund strategies through an equally-weighted composite universe of approximately two thousand hedge funds. The Indices have been chosen through proprietary research as having, in the aggregate, good explanatory power with respect to the returns of the beta component of hedge funds as an asset class.

The fund does not invest in hedge funds, but rather, invests in financial instruments (“Financial Instruments”) that provide long or short exposure to the Indices, which currently represent the performance of the following seven investment categories, together with U.S. dollar money market investments: U.S. large cap equities, U.S. small cap equities, non-U.S. equities, emerging markets equities, commodities, currencies and U.S. large cap equity volatility. These Financial Instruments may include, among others, futures contracts, ETFs, swaps, structured notes, exchange-traded notes, forward contracts, and cash represented by ING Institutional Prime Money Market Fund and other money market funds or high-quality debt securities. Each month the Methodology is used to recalculate the positions in the fund for the following month. Total absolute exposure (long and/or short) to Indices taken by the fund will vary month to month and could be up to 150% of the value of the fund as measured by the absolute value of both long and short positions taken by the fund. The fund obtains long exposure with respect to an Index by investing in Financial Instruments that rise or fall in value with a rise or fall in the value of the underlying Index. The fund obtains short exposure with respect to an Index by investing in Financial Instruments that rise in value with a fall in the value of the underlying Index and decline in value with a rise in the value of the underlying Index.

The fund is “non-diversified” under the 1940 Act, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

The fund’s net asset value per share may decline from month to month even if the value of any or all of the Indices used in the Methodology increase during that time. Moreover, neither the fund nor hedge funds provide a guarantee of “absolute returns, ” that is, returns independent of the overall direction of equity and fixed-income markets; accordingly there can be no assurance that either hedge funds in general, or the fund in particular, will be successful at producing positive returns. Individual hedge funds themselves may perform better or worse than the fund based on their style, their unique

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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) investment strategies or the skill of their particular manager. Hedge funds often may adjust their investments rapidly in view of market, political, financial or other factors, whereas the fund generally only adjusts its composition on a monthly basis. The use of specific market exposures in the fund, their weights and their long or short exposures is based entirely on an assessment of historical data related to volatility and returns of the HFRI Index. To the extent that this data and analysis turns out not to be predictive of future events, the return of the fund may deviate from the returns of the beta component of hedge fund returns.

Main Risks: Call, commodities, credit, currency, derivative instruments, foreign investments/developing and emerging markets, investment by other funds, investment model, issuer non-diversification, leverage, liquidity, market, market capitalization, other investment companies, over-the-counter investments, proprietary hedge fund beta strategy, and short exposures.

Underlying Fund: ING Clarion Global Real Estate Portfolio
Investment Adviser: ING Investments, LLC
Sub-Adviser: ING Clarion Real Estate Securities LLC
Investment Objective: High total return, consisting of capital appreciation and current income.
Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of equity securities of companies that are principally engaged in the real estate industry. A company shall be considered to be “principally engaged” in the real estate industry if it: (i) derives at least 50% of its total revenue or earnings from owning, operating, developing, managing and/or selling real estate; or (ii) has at least 50% of its assets invested in real estate. The portfolio expects these investments to be in common stocks of large-, mid- and small-sized companies, including real estate investment trusts. The portfolio may invest in companies located in countries with emerging securities markets. The portfolio may also invest in convertible securities, initial public offerings and Rule 144A securities. The portfolio is non-diversified which means it may invest a significant portion of its assets in a single issuer. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. The portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.
Main Risks: Company, concentration, convertible securities, currency, foreign investments/developing and emerging markets, initial public offerings, issuer non-diversification, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: ING Floating Rate Fund

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: High level of current income.
Main Investments: Under normal market conditions, the fund invests at least 80% of its net assets in U.S. dollar denominated floating rate loans and other floating rate debt instruments, including: floating rate bonds; floating rate notes; money market instruments with a remaining maturity of 60 days or less; floating rate debentures; and tranches of floating rate asset-backed securities, including structured notes, made to, or issued by, U.S. and non-U.S. corporations or other business entities (collectively “Floating Rate Debt”). The fund normally invests substantially in floating rate loans. The fund generally invests in below investment-grade floating rate loans that either hold the most senior position in the capital structure of the borrower, hold an equal ranking with other senior debt, or have characteristics (such as a senior position secured by liens on a borrower’s assets) that the sub-adviser believes justify treatment as senior debt. The fund may invest in floating rate loans of companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings. Although the fund has no restrictions on investment maturity, normally the floating rate loans will have remaining maturities of ten years or less. The fund may invest in the following derivative instruments: interest rate swaps and futures or forward contracts in order to seek to enhance returns or to attempt to hedge some of its investment risk. The fund may invest up to 20% of its assets, measured at the time of purchase, in a combination of one or more of the following types of U.S. dollar denominated investments: senior or subordinated fixed rate debt instruments, including notes and bonds, whether secured and unsecured; equity securities: (i) as an incident to
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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) the purchase or ownership of Floating Rate Debt or fixed rate debt instruments; (ii) in connection with a restructuring of a borrower or issuer or its debt; or (iii) if the fund already owns Floating Rate Debt or a fixed rate debt instrument of the issuer of such equity; short-term debt obligations, repurchase agreements, cash and cash equivalents that do not otherwise qualify as Floating Rate Debt; and other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder.
Main Risks: Credit for floating rate loan funds, demand for loans, derivative instruments, equity securities incidental to investments in loans, foreign investments for floating rate loan funds, high-yield securities, interest rate for floating rate loan funds, leverage for floating rate loan funds, limited secondary market for floating rate loans, liquidity, other investment companies, prepayment and extension for floating rate loan funds, and valuation of loans.

Underlying Fund: ING Global Resources Portfolio
Investment Adviser: Directed Services LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Long-term capital appreciation.
Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of companies in the natural resources industries located in a number of different countries, one of which may be the United States. A company is considered to be in a natural resources industry when it is significantly engaged, directly or indirectly, in natural resources, meaning at least 50% of its assets, revenues, or operating profits are involved in, or result from, researching, exploring, developing, mining, refining, processing, fabricating, transporting, trading, distributing or owning natural resources assets. For these purposes, companies in the natural resources industries include those significantly engaged, directly or indirectly, in the following industries: Integrated Oil and Gas; Oil and Gas Exploration and Production; Oil and Gas Storage and Transportation; Oil and Gas Refining and Marketing; Coal and Consumable Fuels; Energy Equipment & Services; Metals & Mining; Precious Metals; Paper & Forest Products; Containers & Packaging; Gas Utilities; Real Estate Investment Trusts; Industrial Conglomerates; Diversified Consumer Materials; Electric Utilities; and Independent Power Producers and Energy Traders. The portfolio may invest up to a maximum of 50% of its net assets in any single industry of natural resources. The portfolio may also invest in: securities issued by companies that are not in natural resources industries; investment-grade corporate debt; repurchase agreements; derivatives and commodities including gold bullion and coins. The portfolio may invest without limit in securities of foreign issuers, including emerging markets. Equity securities in which the portfolio invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter and include: common stocks, direct equity interests in trusts, preferred stocks, partnerships (including master limited partnerships), restricted securities, American Depositary Receipts and Global Depositary Receipts. The portfolio normally invests in companies with a large-capitalization, but may also invest in mid- and small-sized companies. The portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. The portfolio may invest in derivative securities and structured notes, whose value is linked to the price of a commodity or commodity index. The portfolio is non-diversified which means it may invest a significant portion of its assets in a single issuer. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.
Main Risks: Company, commodities, concentration, credit, derivative instruments, foreign investments/developing and emerging markets, interest rate, issuer non-diversification, liquidity, market, market capitalization, other investment companies, over-the-counter investments, and securities lending.

Underlying Fund: ING Growth and Income Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Maximize total return.
Main Investments: The portfolio invests at least 65% of its total assets in common stocks believed to have significant potential for capital appreciation or income growth or both. The portfolio emphasizes stocks of larger companies. The portfolio may invest up to 25% in foreign securities. The portfolio may invest in derivatives, including, but not limited to,
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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) put and call options. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.
Main Risks: Company, convertible securities, currency, derivative instruments, foreign investments, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING Index Plus LargeCap Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.
Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of large-capitalization companies included in the S&P 500® Index and have a market capitalization of at least $3 billion. The portfolio may invest in derivatives. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.
Main Risks: Company, derivative instruments, investment model, liquidity, market, other investment companies, and securities lending.

Underlying Fund: ING Index Plus MidCap Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Outperform the total return performance of the Standard and Poor’s MidCap 400 Index while maintaining a market level of risk.
Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of mid-capitalization companies included in the Standard and Poor’s MidCap 400 Index and have a market capitalization range between $850 million and $3.8 billion. The portfolio may invest in derivatives. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up 33 1/3% of its assets.
Main Risks: Company, derivative instruments, investment model, liquidity, market, mid-capitalization company, other investment companies, and securities lending.

Underlying Fund: ING Index Plus SmallCap Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Outperform the total return performance of the Standard and Poor’s SmallCap 600 Index while maintaining a market level of risk.
Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small-capitalization companies included in the Standard and Poor’s SmallCap 600 Index and have a market capitalization between $250 million and $1.2 billion. The portfolio may invest in derivatives. The portfolio may invest in
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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up 33 1/3% of its assets.
Main Risks: Company, derivative instruments, investment model, liquidity, market, other investment companies, securities lending, and small-capitalization company.

Underlying Fund: ING Intermediate Bond Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Maximize total return consistent with reasonable risk.
Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in bonds, including, but not limited to, corporate, government and mortgage bonds which are rated investment-grade. The portfolio may invest a portion of assets in high-yield (high risk) debt securities, commonly known as “junk bonds”. The portfolio may invest in preferred stocks, high quality money market instruments, municipal bonds, debt securities of foreign issuers, mortgage- and asset-backed securities, options and futures contracts involving securities, securities indices, and interest rates. The portfolio may engage in dollar roll transactions and swap agreements. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.
Main Risks: Call, company, credit, currency, derivative instruments, foreign investments, high-yield securities, interest rate, liquidity, market, mortgage-related securities, municipal obligations, other investment companies, prepayment and extension, securities lending, and U.S. government securities and obligations.

Underlying Fund: ING International Index Portfolio
Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of a widely accepted international index (“Index”).
Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio currently invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Morgan Stanley Capital International - Europe, Australasia, and Far East® Index (“MSCI Index”), which is a market value-weighted index that reflects the performance of approximately 1,100 securities listed on the stock exchanges of Europe, Australasia and the Far East. Under normal conditions, the portfolio invests all, or substantially all, of its assets in stocks and financial instruments that provide economic returns closely equivalent to the MSCI Index or its components. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.
Main Risks: Company, convertible securities, currency, derivative instruments, foreign investments/developing and emerging markets, index strategy, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING Limited Maturity Bond Portfolio
Investment Adviser: Directed Services LLC
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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

Sub-Adviser: ING Investment Management Co.

Investment Objective: Highest current income consistent with low risk to principal and liquidity. As a secondary objective, seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.
Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of bonds that are primarily limited maturity debt securities. Under normal market conditions, the portfolio maintains significant exposure to government securities. Invests in non-government securities only if rated Baa3 or better by Moody’s Investors Service, Inc. or BBB- or better by Standard & Poor’s Ratings Services or if not rated determined that they are of comparable quality. The portfolio may also invest in: preferred stocks; U.S. government securities, securities of foreign governments and supranational organizations; mortgage bonds; municipal bonds, notes and commercial paper; and debt securities of foreign issuers. The portfolio may engage in dollar roll transactions and swap agreements, including credit default swaps. The portfolio may use options and futures contracts involving securities, securities indices and interest rates. A portion of the portfolio’s assets may be invested in mortgage-backed and asset-backed debt securities. The portfolio may borrow up to 10% of the value of its net assets. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940 Act, as amended, and the rules, regulations and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 30 1/3% of its total assets.
Main Risks: Call, company, credit, credit derivatives, currency, derivative instruments, focused investing, foreign investments, interest rate, leverage, liquidity, market, market capitalization, mortgage-related securities, other investment companies, prepayment and extension, securities lending, sovereign debt, and U.S. government securities and obligations.

Underlying Fund: ING MidCap Opportunities Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Long-term capital appreciation.
Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of mid-sized U.S. companies. Mid-sized companies are those with market capitalizations that fall within the range of companies in the Russell Midcap® Growth Index. The portfolio may also invest in derivative instruments and foreign securities. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.
Main Risks: Company, currency, derivative instruments, foreign investments, investment model, liquidity, market, mid-capitalization company, other investment companies, and securities lending.

Underlying Fund: ING Real Estate Fund

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Clarion Real Estate Securities LLC

Investment Objective: Total return consisting of long-term capital appreciation and current income.

Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common and preferred stocks of U.S. real estate investment trusts and real estate companies. The fund may invest in companies of any market capitalization; however, it will generally not invest in companies with market capitalization of less than $100 million. The fund may invest in initial public offerings, convertible securities and Rule 144A securities. The fund is non-diversified which means it may invest a significant portion of its assets in a single issuer. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.
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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

Main Risks: Company, concentration, convertible securities, initial public offerings, issuer non-diversification, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: ING Small Company Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Growth of capital.

Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of small capitalization companies (defined as those included in Standard and Poor’s SmallCap 600 Index or the Russell 2000® Index or if not included in either index have market capitalizations between $20.3 million and $5.6 billion). The portfolio may invest in derivatives and foreign securities. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.
Main Risks: Company, currency, derivative instruments, foreign investments, investment model, liquidity, market, other investment companies, securities lending, and small-capitalization company.

Underlying Fund: ING Tactical Asset Allocation Fund

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Outperform the S&P 500® Index.

Main Investments: The fund invests primarily in securities that make up the S&P 500® Index equity securities of issuers located within and outside the United States, bond and currency markets and exchange-traded funds. Equity securities include, but are not limited to, common and preferred stocks, warrants and convertible securities. The fund will also invest in derivatives, including, but not limited to, futures, swaps and forward currency contracts. The fund may invest in companies with market capitalizations of any size. The fund will generally invest in sovereign debt of developed nations with effective maturities of five to thirty years. The fund may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act, as amended, and the rules, regulations, and exemptive orders thereunder. The fund may lend portfolio securities up to 33 1/3% of its total assets.
Main Risks: Asset allocation, company, convertible securities, credit, currency, derivative instruments, foreign investments, interest rate, investment by other funds, liquidity, market, market capitalization, other investment companies, securities lending, and short sales.

MORE INFORMATION ABOUT PRINCIPAL RISKS THAT APPLY ONLY TO THE UNDERLYING FUNDS

The following are principal risks that apply only to the Underlying Funds:

Concentration in Natural Resources Industry.  As a result of an Underlying Fund concentrating its assets in securities related to a particular industry/sector, an Underlying Fund may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, an Underlying Fund could underperform funds that have greater industry diversification. Securities of companies involved in natural resources may be subject to broad price fluctuations, reflecting volatility of energy and basic materials’ prices and possible instability of supply of various natural resources. In addition, some companies may be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, and increased regulatory and environmental costs. The production and marketing of natural resources may be affected by action and changes in governments.

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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

Concentration in Real Estate Industry.  As a result of an Underlying Fund concentrating its assets in securities related to a particular industry/sector, an Underlying Fund may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, an Underlying Fund could underperform funds that have greater industry diversification. When an Underlying Fund is concentrated in the real estate industry, investments in issuers principally engaged in real estate, including real estate investment trusts, may be subject the Underlying Fund to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property. In addition these investments may be affected by such factors as falling real estate prices, rising interest rates or property taxes, high foreclosure rates, environmental problems, zoning changes, overbuilding, overall declines in the economy and the management skill and creditworthiness of the company. Real estate investment trusts may also be affected by tax and regulatory requirements.

Convertible Securities.  Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

The value of a convertible security will normally fluctuate in some proportion to changes in the value of the underlying security because of the conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying security. A convertible security may also provide income and be subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. In the event the issuer of a convertible security is unable to meet its financial obligations, declares bankruptcy, or becomes insolvent, an Underlying Fund could lose money. An Underlying Fund may be forced to convert a convertible security before it otherwise would do so, which may decrease the Underlying Fund’s returns.

Commodities.  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity. Commodity prices fluctuate for several reasons, including changes in market and economic conditions, the impact of weather on demand, the impact of interest rate and inflation on production and demand, levels of domestic production and imported commodities, energy conservation, domestic and foreign governmental regulation and taxation and the availability of local, intrastate and interstate transportation systems. Volatility of commodity prices, which may lead to a reduction in production or supply, may also negatively impact the performance of companies in natural resources industries that are solely involved in the transportation, processing, storing, distribution or marketing of commodities. Volatility of commodity prices may also make it more difficult for companies in natural resources industries to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices.

Credit Derivatives.  An Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, an Underlying Fund pays a fee to protect against the risk that a security held by the Underlying Fund will default. As a seller of the swap, an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty an agreed upon value of a security in the event of a default of the security issuer. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Credit for Floating Rate Loan Funds.  The value of an Underlying Fund’s shares, and the Underlying Fund’s ability to pay dividends, is dependent upon the performance of the assets in its portfolio. Prices of an Underlying Fund’s investments can fall if the actual or perceived financial health of the borrowers on, or issuers of, such investments deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the borrower or issuer could be late in paying interest or principal, or could fail to pay altogether.

In the event a borrower fails to pay scheduled interest or principal payments on an investment held by an Underlying Fund, the Underlying Fund will experience a reduction in its income and a decline in the market value of such investment. This will likely reduce the amount of dividends paid by an Underlying Fund and likely lead to a decline in the net asset value of the Underlying Fund’s shares.

An Underlying Fund generally invests in floating rate loans that are senior in the capital structure of the borrower or issuer, and that are secured with specific collateral. Loans that are senior and secured generally involve less risk than unsecured or subordinated debt and equity instruments of the same borrower because the payment of principal and interest on senior loans is an obligation of the borrower that, in most instances, takes precedence over the payment of dividends or the return of capital to the borrower’s shareholders, and payments to bond holders; and because of the collateral supporting

28

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) the repayment of the debt instrument. However, the value of the collateral may not equal an Underlying Fund’s investment when the debt instrument is acquired or may decline below the principal amount of the debt instrument subsequent to the Underlying Fund’s investment. Also, to the extent that collateral consists of stocks of the borrower, or its subsidiaries or affiliates, an Underlying Fund bears the risk that the stocks may decline in value, be relatively illiquid, or may lose all or substantially all of their value, causing the Underlying Fund’s investment to be undercollateralized. Therefore, the liquidation of the collateral underlying a floating rate loan in which an Underlying Fund has invested, may not satisfy the borrower’s obligation to the Underlying Fund in the event of non-payment of scheduled interest or principal, and the collateral may not be able to be readily liquidated.

In the event of the bankruptcy of a borrower or issuer, an Underlying Fund could experience delays and limitations on its ability to realize the benefits of the collateral securing the Underlying Fund’s investment. Among the risks involved in a bankruptcy are assertions that the pledge of collateral to secure a loan constitutes a fraudulent conveyance or preferential transfer that would have the effect of nullifying or subordinating an Underlying Fund’s rights to the collateral.

The Floating Rate Debt in which an Underlying Fund invests is generally rated lower than investment-grade credit quality, i.e., rated lower than “Baa3” by Moody’s Investors Service, Inc. (“Moody’s”) or “BBB-” by Standard & Poor’s Ratings Services (“S&P”), or have been made to borrowers who have issued debt securities that are rated lower than investment-grade in quality or, if unrated, would be rated lower than investment-grade credit quality. An Underlying Fund’s investments in lower than investment-grade floating rate loans will generally be rated at the time of purchase between “B3” and “Ba1” by Moody’s and “B-” and “BB+” by S&P or, if not rated, would be of similar credit quality. Investment decisions for an Underlying Fund will be based largely on the credit analysis performed by the sub-adviser, and not on rating agency evaluation. This analysis may be difficult to perform. Information about a loan and its borrower generally is not in the public domain. Many borrowers have not issued securities to the public and are not subject to reporting requirements under federal securities laws. Generally, however, borrowers are required to provide financial information to lenders and information may be available from other loan market participants or agents that originate or administer loans.

Demand for Loans.  The loan market, as represented by the S&P/LSTA Leveraged Loan Index, experienced significant growth in terms of number and aggregate volume of loans outstanding since the inception of the index in 1997. In 1997, the total amount of loans in the market aggregated less than $10 billion. By April of 2000, it had grown to over $100 billion, and by July of 2007 the market had grown to over $500 billion. The size of the market peaked in November of 2008 at $594 billion. During this period, the demand for loans and the number of investors participating in the loan market also increased significantly.

Since 2008, the market has contracted, characterized by limited new loan issuance and payoffs of outstanding loans. From the peak in 2008 through July 2010, the overall size of the loan market contracted by approximately 15%. The number of market participants also decreased during that period. Although the number of new loans being issued in the market in 2010 is increasing, there can be no assurance that the size of the loan market, and the number of participants, will return to earlier levels.

An increase in demand for loans may benefit an Underlying Fund by providing increased liquidity for such loans and higher sales prices, but it may also adversely affect the rate of interest payable on such loans acquired by the Underlying Fund and the rights provided to the Underlying Fund under the terms of the applicable loan agreement, and may increase the price of loans that the Underlying Fund wishes to purchase in the secondary market. A decrease in the demand for loans may adversely affect the price of loans in an Underlying Fund’s portfolio, which could cause the Underlying Fund’s net asset value to decline.

Derivative Instruments.  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of an Underlying Fund and reduce its returns. Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. The investment of an Underlying Fund’s assets required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Underlying Fund; therefore, the purchase of certain derivatives may have an economic leveraging effect on the Underlying Fund; thus exaggerating any increase or decrease in the net asset value of the Underlying Fund. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability to perform its obligations and further that any deterioration in the counterparty’s creditworthiness could adversely affect

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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause an Underlying Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or for prices that do not reflect current market value. An Underlying Fund’s adviser or sub-adviser might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains to an Underlying Fund.

Equity Securities Incidental to Investments in Loans.  The value of equity securities in which an Underlying Fund invests may be affected more rapidly, and to a greater extent, by company-specific developments and general market conditions. These risks may increase fluctuations in an Underlying Fund’s net asset value. An Underlying Fund may frequently possess material non-public information about a borrower as a result of its ownership of a loan of such borrower. Because of prohibitions on trading in securities of issuers while in possession of such information an Underlying Fund might be unable to enter into a transaction in a security of such a borrower when it would otherwise be advantageous to do so.
Focused Investing  To the extent that an Underlying Fund invests a substantial portion of its assets in a particular industry, sector, market segment, or geographical area, its investments will be sensitive to developments in that industry, sector, market segment, or geographical area. An Underlying Fund assumes the risk that changing economic, political or regulatory conditions affecting the particular industry, sector or market segment in which the Underlying Fund focuses its investments could have a significant impact on its investment performance and could ultimately cause the Underlying Fund to underperform, or be more volatile than, other funds that invest more broadly.
Foreign Investments for Floating Rate Loan Funds.  To the extent an Underlying Fund invests in debt instruments of borrowers in markets outside the United States, its share price may be more volatile than if it invested in debt instruments of borrowers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions and limited or ineffectual judicial systems; comparatively small market sizes, making loans less liquid and loan prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated, or unreliable information about borrowers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Growth Investing.  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential, they usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Headline.  To take advantage of an attractive valuation, an Underlying Fund may invest in a company when that company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company’s financial reports or corporate governance may be challenged, the company’s annual shareholder report may disclose a weakness in internal controls, investors may question the company’s published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company’s future. There is a risk that the company’s stock may never recover.

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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)
Index Strategy.  The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Initial Public Offerings.  Initial Public Offerings (“IPOs”) and companies that have recently gone public have the potential to produce substantial gains for an Underlying Fund. However, there is no assurance that an Underlying Fund will have access to profitable IPOs or that IPOs in which the Underlying Fund invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When an Underlying Fund’s asset base is small, the impact of such investments on the Underlying Fund’s return will be magnified. As an Underlying Fund’s assets grow, it is likely that the effect of the Underlying Fund’s investment in IPOs on the Underlying Fund’s return will decline.

Interest Rate for Floating Rate Loan Funds.  Changes in short-term market interest rates will directly affect the yield on an Underlying Fund’s shares. Because at least 80% of an Underlying Fund’s investments are normally invested in Floating Rate Debt, if short-term market interest rates fall the yield on an Underlying Fund’s shares will also fall. To the extent that the interest rate spreads on Floating Rate Debt in an Underlying Fund’s portfolio experience a general decline, the yield on the Underlying Fund’s shares will fall and the value of the Underlying Fund’s assets may decrease, which will cause the Underlying Fund’s net asset value to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the Floating Rate Debt in an Underlying Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag. With respect to an Underlying Fund’s investments in fixed rate instruments, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. Fixed rate securities with longer maturities or duration are more sensitive to changes in interest rates.

Investment By Other Funds.  Various other mutual funds and/or funds-of-funds, including some ING funds, are allowed to invest in an Underlying Fund. In some cases, an Underlying Fund may serve as a primary or significant investment vehicle for a fund-of-fund. If the purchases, redemptions or rebalancing in these other funds result in large inflows or outflows of cash from the Underlying Fund, the Underlying Fund could be required to sell securities or invest cash at times, or in ways, that could hurt its performance, speed the realization of capital gains, or increase transaction costs. While it is very difficult to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, these transactions could also increase transaction costs or portfolio turnover. The adviser or sub-adviser will monitor transactions by the funds-of funds and will attempt to minimize any adverse effects on an Underlying Fund and funds-of-funds as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Investment Model.  Certain Underlying Funds invest based on a model implemented by the Underlying Fund’s sub-adviser. The sub-adviser’s proprietary model may not adequately address existing or unforeseen market factors or the interplay between such factors. The proprietary models used by an Underlying Fund’s sub-adviser to evaluate securities or securities markets are based on the sub-adviser’s understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

Issuer Non-Diversification.  One or more of the Underlying Funds may be classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Underlying Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than Underlying Funds that are “diversified.” Even though classified as non-diversified, an Underlying Fund may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, the Underlying Fund would benefit less from appreciation in a single issuer than if it had greater exposure to that issuer.

Leverage.  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies include, among others: borrowing, dollar rolls, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also create leveraging risk. The use of leverage may increase an Underlying Fund’s expenses and increase the impact of the
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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Underlying Fund’s other risks. The use of leverage may exaggerate any increase or decrease in the net asset value of an Underlying Fund. To mitigate leveraging risk, an Underlying Fund will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements resulting in increased volatility of returns. Leverage, including borrowing, may cause an Underlying Fund to be more volatile than if the Underlying Fund had not been leveraged.
Leverage for Floating Rate Loan Funds.  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies include, among others: borrowing and the use of forward-commitment transactions. The use of certain derivatives may also create leveraging risk. The use of leverage may increase an Underlying Fund’s expenses and increase the impact of the Underlying Fund’s other risks. The use of leverage may exaggerate any increase or decrease in the net asset value of an Underlying Fund. To mitigate leveraging risk, an Underlying Fund will segregate liquid assets or otherwise cover the Underlying Fund’s obligation under transactions such as reverse repurchase agreements; when issued and delayed delivery securities, and forward commitment transactions. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements resulting in increased volatility of returns. Leverage, including borrowing, may cause an Underlying Fund to be more volatile than if the Underlying Fund had not been leveraged.

Limited Secondary Market for Floating Rate Loans.  Although the re-sale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated inter-dealer or inter-bank re-sale market.

Floating rate loans usually trade in large denominations. Trades can be infrequent and the market for floating rate loans may experience substantial volatility. In addition, the market for floating rate loans has limited transparency so that information about actual trades may be difficult to obtain. Accordingly, some of the floating rate loans in which an Underlying Fund invests will be relatively illiquid.

In addition, the floating rate loans in which an Underlying Fund invests may require the consent of the borrower and/or the agent prior to sale or assignment. These consent requirements can delay or impede an Underlying Fund’s ability to sell floating rate loans and can adversely affect the price that can be obtained. An Underlying Fund may have difficulty disposing of floating rate loans if it needs cash to repay debt, to fund redemptions, to pay dividends, to pay expenses or to take advantage of new investment opportunities.

These considerations may cause an Underlying Fund to sell floating rate loans at lower prices than it would otherwise consider to meet cash needs or cause the Underlying Fund to maintain a greater portion of its assets in money market instruments than it would otherwise, which could negatively impact performance. An Underlying Fund may seek to avoid the necessity of selling assets to meet redemption requests or liquidity needs by the use of borrowings. Such borrowings, even though they are for the purpose of satisfying redemptions or meeting liquidity needs and not to generate leveraged returns, nevertheless would produce leverage and the risks that are inherent in leverage. However, there can be no assurance that sales of floating rate loans at such lower prices can be avoided.

From time to time, the occurrence of one or more of the factors described above may create a cascading effect where the market for debt instruments (including the market for floating rate loans) first experiences volatility and then decreased liquidity. Such conditions, or other similar conditions, may then adversely affect the value of floating rate loans and other instruments, widening spreads against higher-quality debt instruments, and making it harder to sell floating rate loans at prices at which they have historically or recently traded, thereby further reducing liquidity. For example, during the global liquidity crisis in the second half of 2008, the average price of loans in the S&P/LSTA Leverage Loan Index declined by 32% (which included a decline of 3.06% on a single day) prior to rebounding substantially in 2009 and in early 2010. Declines in an Underlying Fund’s share price or other market developments (which could be more severe than these prior declines) may lead to increased redemptions, which could cause the Underlying Fund to have to sell floating rate loans and other instruments at disadvantageous prices and inhibit the ability of the Underlying Fund to retain its assets in the hope of greater stabilization in the secondary markets. In addition, these or similar circumstances could cause an Underlying Fund to sell its highest quality and most liquid floating rate loans and other investments in order to satisfy an initial wave of redemptions while leaving the Underlying Fund with a remaining portfolio of lower-quality and less liquid investments.

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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) In anticipation of such circumstances, an Underlying Fund may also need to maintain a larger portion of its assets in liquid instruments than usual. However, there can be no assurance that an Underlying Fund will foresee the need to maintain greater liquidity or that actual efforts to maintain a larger portion of assets in liquid investments would successfully mitigate the foregoing risks.

Mid-Capitalization Company.  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Mortgage-Related Securities.  Default on the underlying assets of the mortgage-related securities held by an Underlying Fund may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities. Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-related securities. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.

In a recessionary environment, the mortgages or other loans underlying a mortgage-related security may experience an increase in defaults as borrowers experience difficulties in repaying their loans which may cause the valuation of such securities to be more volatile and may reduce the value of such securities. These risks are particularly heightened for investments in mortgage-related securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.

Municipal Obligations.  The municipal market in which an Underlying Fund invests is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. Municipal revenue obligations are backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds. Private activity and industrial development bonds are dependent on the ability of the facility’s user to meet its financial obligations and the value of any real or personal property pledged as security for such payment. Many municipal securities are issued to finance projects relating to education, health care, transportation and utilities. Conditions in those sectors may affect the overall municipal market. In addition, municipal securities backed by current or anticipated revenues from a specific project or specific asset may be adversely affected by the discontinuance of the taxation supporting the project or asset or the inability to collect revenues for the project or from assets. If an issuer of a municipal security does not comply with applicable tax requirements, interest from the security may become taxable and the security could decline in value.

Over-the-Counter Investments.  Investments purchased over-the-counter (“OTC”), including securities and derivatives, can involve greater risks than securities traded on recognized stock exchanges. OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Additionally, OTC investments are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose an Underlying Fund to counterparty risk.

Prepayment and Extension.  Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by an Underlying Fund later than expected, which may decrease the value of the obligation and prevent the Underlying Fund from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.
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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)
Prepayment and Extension (for Floating Rate Loans).  Prepayment risk is the risk that principal on a debt obligation may be repaid earlier than anticipated. Floating rate loans typically do not have call protection and may be prepaid partially or in full at any time without penalty. If a floating rate loan is prepaid, an Underlying Fund may realize proceeds that are less than the value that had been assigned to the loan and/or may be forced to reinvest the proceeds in assets with lower yields than the loan that was repaid. For an Underlying fund’s fixed rate investments, prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on a fixed rate obligation held by an Underlying Fund later than expected, which may decrease the value of the obligation and may prevent the Underlying Fund from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending.  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that an Underlying Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that an Underlying Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

To generate additional income, an Underlying Fund may lend securities to financial institutions that are believed to be creditworthy by the adviser. When lending securities, an Underlying Fund will receive cash or U.S. government securities as collateral. An Underlying Fund retains its custodian to serve as its securities lending agent for these activities.

When an Underlying Fund lends its securities, it is responsible for investing the cash it receives as collateral from the borrower, and the Underlying Fund could incur losses in connection with the investment of such collateral, often referred to as “investment risk.” An Underlying Fund will minimize investment risk by limiting the investment of cash collateral to high quality instruments of short maturity.

An Underlying Fund may also lose money from the failure of a borrower to return a borrowed security in a timely manner, often referred to as “borrower default risk.” In the event of a borrower default, an Underlying Fund will be protected to the extent the Underlying Fund is able to exercise its rights in the collateral promptly and the value of such collateral is sufficient to purchase replacement securities. In addition, an Underlying Fund will be protected by its securities lending agent, which has agreed to indemnify the portfolio from losses resulting from borrower default.

Short Sales.  Short sales involve selling a security an Underlying Fund does not own in anticipation that the security’s price will decline. When an Underlying Fund sells a security short and the price of that security rises, it creates a loss for the Underlying Fund. Short sales create leverage and could increase the volatility of an Underlying Fund’s share price.

Short sales expose an Underlying Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Underlying Fund. When an Underlying Fund must purchase the security it borrowed in a short sale as prevailing market rates, the potential loss may be greater for a short sale than for a short sale “against the box.” A short sale “against the box” may be used to hedge against market risks when the sub-adviser believes that the price of a security may decline, causing the value of a security owned by an Underlying Fund or a security convertible into or exchangeable for such security, to decline. In such case, any future losses in an Underlying Fund’s long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities an Underlying Fund owns.

Small-Capitalization Company.  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

Sovereign Debt.  These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)
U.S. Government Securities and Obligations.  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations of the U.S. Treasury such as U.S. Treasury notes, bills and bonds, as well as indirect obligations including certain securities of the Government National Mortgage Association, the Small Business Administration, and the Farmers Home Administration, among others. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury, including certain securities of the Federal Financing Bank, the Federal Home Loan Bank, and the U.S. Postal Service. Still other agencies and instrumentalities are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. These include securities issued by the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation, and the Federal Farm Credit Bank, among others. Consequently, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. No assurance can be given that the U.S. government would provide financial support to such agencies if it is not obligated to do so by law. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Valuation of Loans.  An Underlying Fund values its assets daily. However, because the secondary market for floating rate loans is limited, it may be difficult to value loans. Reliable market value quotations may not be readily available for some loans and valuation of such loans may require more research than for liquid securities. In addition, elements of judgment may play a greater role in valuation of loans than for securities with a more developed secondary market because there is less reliable, objective market value data available. In addition, if an Underlying Fund purchases a relatively large portion of a loan, the limitations of the secondary market may inhibit the Underlying Fund from selling a portion of the loan and reducing its exposure to a borrower when the adviser or sub-adviser deems it advisable to do so. Even if an Underlying Fund itself does not own a relatively large portion of a particular loan, the Underlying Fund, in combination with other similar accounts under management by the same portfolio managers, may own large portions of loans. The combination of holdings could create similar risks if and when the portfolio managers decide to sell those loans. These risks could include, for example, the risk that the sale of an initial portion of the loan could be at a price lower than the price at which the loan was valued by an Underlying Fund, the risk that the initial sale could adversely impact the price at which additional portions of the loan are sold, and the risk that the foregoing events could warrant a reduced valuation being assigned to the remaining portion of the loan still owned by the Underlying Fund.

Value Investing.  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production. The sub-adviser may be wrong in its assessment of a company’s value and the securities an Underlying Fund holds may not reach their full values. A particular risk of an Underlying Fund’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, an Underlying Fund’s relative performance may suffer.

When Issued and Delayed Delivery Securities and Forward Commitments.  When issued securities, delayed delivery securities and forward commitments involve the risk that the security a portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, a portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

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PORTFOLIO HOLDINGS INFORMATION

Portfolio Holdings Information
A description of each Portfolio’s policies and procedures regarding the release of portfolio holdings information is available in the Portfolios’ SAI. Portfolio holdings information can be reviewed online at www.ingfunds.com.
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MANAGEMENT OF THE PORTFOLIOS

The Investment Adviser

ING Investments, an Arizona limited liability company, serves as the investment adviser to the Portfolios. ING Investments has overall responsibility for the management of the Portfolios. ING Investments oversees all investment advisory and portfolio management services for the Portfolios.

ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”) (NYSE:ING). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand. ING Investments became an investment management firm in April 1995.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Adviser and its affiliates, would be divested by ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Portfolios and potential termination of the Portfolios’ existing advisory agreements, which may trigger the need for shareholder approval of new agreements.

ING Investments’ principal office is located at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258. As of December 31, 2010, ING Investments managed approximately $47.5 billion in assets.
Management Fee
The Adviser receives annual fees for its advisory services to the Portfolios payable in montly installments based on 0.60% of average daily net assets of each of the Portfolios for assets held in direct investments and 0.08% of the average daily net assets of each of the Portfolios for assets invested in Underlying Funds.

The following table shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio’s average daily net assets:

Management Fees
ING Strategic Allocation Conservative Portfolio	0.08%
ING Strategic Allocation Growth Portfolio	0.08%
ING Strategic Allocation Moderate Portfolio	0.08%

The Adviser is responsible for all of its own costs, including costs of its personnel required to carry out its investment advisory duties.

For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships (if applicable), please refer to the Portfolios’ annual shareholder report dated December 31, 2010.
The Adviser acts as a ‘‘manager-of-managers’’ for the Portfolios. The Adviser delegates to the sub-advisers of the Portfolios the responsibility for asset allocation amongst the Underlying Funds, subject to the Adviser’s oversight. The Adviser is responsible for monitoring the investment program and performance of the sub-advisers of the Portfolios.

From time to time, the Adviser may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the Portfolios’ Board. The Portfolios and the Adviser have received exemptive relief from the SEC to permit the Adviser, with the approval of the Portfolios’ Board, to appoint an additional non-affiliated sub-adviser or to replace an existing sub-adviser with a non-affiliated sub-adviser, as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Portfolios’ shareholders. The Portfolios will notify shareholders of any change in the identity of a sub-adviser of the Portfolios, the addition of a sub-adviser to the Portfolios, or any change in the terms of a contract with a non-affiliated sub-adviser. In this event, the names of the Portfolios and their investment strategies may also change.

Under the terms of each sub-advisory agreement, the agreement can be terminated by the Adviser or a Portfolio’s Board. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or the Adviser may assume day-to-day investment management of a Portfolio.

37

MANAGEMENT OF THE PORTFOLIOS (continued)

ING Investment Management Co.

ING IM, a Connecticut corporation, was founded in 1972 and is registered with the SEC as an investment adviser. ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. ING IM’s principal office is located at 230 Park Avenue, New York, New York 10169. As of December 31, 2010, ING IM managed approximately $59.04 billion in assets.
Prior to March 31, 2002, ING IM served as investment adviser to all the Portfolios. There was no change in management fees paid by the Portfolios in connection with the change in investment adviser.
The following individuals are jointly responsible for the day-to-day management of ING Strategic Allocation Conservative Portfolio, ING Strategic Allocation Growth Portfolio, and ING Strategic Allocation Moderate Portfolio.
Paul Zemsky, CFA, Portfolio Manager, is the head of ING IM’s Multi-Asset Strategies & Solutions Group. He joined ING IM in 2005 as Head of Derivative Strategies. Prior to assuming his role at ING IM, Mr. Zemsky spent 18 years at J.P. Morgan Investment Management where he held a number of key positions, including having responsibility for asset allocation for the firm’s fixed-income business and handling option trading in both the exchange-traded and over-the-counter markets.

Heather Hackett, CFA, Vice President, and Portfolio Manager, has been with ING IM since 2005 and is primarily responsible for outcome-oriented asset allocation products and customized portfolios for clients. She joined ING IM in 2005 as a Portfolio Specialist supporting the International Equity and Asset Allocation teams. Most recently, Ms. Hackett was an analyst in the Consulting Group of Smith Barney. Earlier in her career, she was a registered associate with Schroder & Co.

Additional Information Regarding the Portfolio Managers

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of securities in the Portfolios.

The Administrator

ING Funds Services, LLC (“Administrator”) serves as administrator to each Portfolio and receives an annual administrative services fee equal to 0.055% on the first $5 billion of daily net assets and 0.030% thereafter of each Portfolio’s average daily net assets.

The administrative services provided to each Portfolio includes acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, the Sub-Adviser, and the insurance companies to which a Portfolio offers its shares. The Administrator also reviews the Portfolios for compliance with applicable legal requirements and monitors the Sub-Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

The Distributor

ING Investments Distributor, LLC (“Distributor”) is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258.
Effective July 30, 2010, ING Funds Distributor, LLC changed its name to ING Investments Distributor, LLC.

The Distributor is a member of the Financial Industry Regulatory Authority (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

38

HOW SHARES ARE PRICED

The net asset value (“NAV”) per share for each class of the Portfolios is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of the Portfolios is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

The NAV of the Portfolios is based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Underlying Funds will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolios’ or an Underlying Fund’s NAV is not calculated. As a result, the NAV of the Portfolios or an Underlying Fund may change on days when shareholders will not be able to purchase or redeem the Portfolios’ shares. When market quotations are not available or are deemed unreliable, a sub-adviser to an Underlying Fund will use a fair value for an asset that is determined in accordance with procedures adopted by an Underlying Fund’s board. The types of assets for which such fair value pricing might be required include, but are not limited to:
  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;
  Securities of an issuer that has entered into a restructuring;
  Securities whose trading has been halted or suspended;
  Fixed-income securities that have gone into default and for which there are no current market value quotations; and
  Securities that are restricted as to transfer or resale.
Each Underlying Fund’s adviser or sub-adviser may rely on the recommendations of a fair value pricing service approved by an Underlying Fund’s board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. Each Underlying Fund’s adviser or sub-adviser will make such determinations in good faith in accordance with procedures adopted by the Underlying Fund’s board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determines its NAV per share. Please refer to the prospectus for each Underlying Fund for an explanation of the circumstances under which an Underlying Fund will use fair pricing and the effect of fair pricing.
When your Variable Contract or Qualified Plan is buying shares of a Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract Holder or Qualified Plan Participant is received in proper form. When the Variable Contract Holder or Qualified Plan Participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract Holder or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive that day’s price, your order must be received by Market Close.
39

HOW TO BUY AND SELL SHARES

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations. Certain Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios’ behalf.

The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which a Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board directed the Adviser to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

The Portfolios reserve the right to suspend the offering of shares or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Distribution and Shareholder Service Plans

Each Portfolio has a Distribution Plan (“12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act for the Class S shares. These payments are made to the the Distributor on an ongoing basis as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of the Class S shares and for shareholder services provided by securities dealers (including the Adviser) and other financial intermediaries and plan administrators that provide administrative services relating to Class S shares and their shareholders, including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. The annual distribution fee under the 12b-1 Plan may equal up to 0.25% of the average daily net assets of each Portfolio. Because these fees are paid out of a Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

40

FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies, and as investment options for Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict, or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary or that a Portfolio determines not to be in the best interest of the Portfolio.

The Portfolios rely on the financial intermediaries to monitor frequent, short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. The Portfolios seek assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on a Portfolio’s performance.

Because some Underlying Funds invest in foreign securities they may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds’ exposure to price arbitrage, stale pricing and other potential pricing discrepancies; however, to the extent that an Underlying Fund does not immediately reflect these changes in market conditions, short-term trading may dilute the value of the Underlying Funds’ shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio’s shareholders.

41

PAYMENTS TO FINANCIAL INTERMEDIARIES

ING mutual funds may be offered as investment options in Variable Contracts issued by affiliated and non-affiliated insurance companies and in Qualified Plans. Fees derived from a Portfolio’s Distribution and/or Service Plans (if applicable) may be paid to insurance companies, broker-dealers and companies that service Qualified Plans for selling the Portfolio’s shares and/or for servicing shareholder accounts. In addition, a Portfolio’s Adviser, Distributor, Administrator or their affiliated entities, out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies, broker-dealers, or companies that service Qualified Plans. The Adviser, Distributor, Administrator, or affiliated entities of a Portfolio may also share their profits with affiliated insurance companies or other ING entities through inter-company payments.

For non-affiliated insurance companies and Qualified Plans, payments from a Portfolio’s Distribution and/or Service Plans (if applicable) as well as payments (if applicable) from the Portfolio’s Adviser and/or Distributor generally are based upon an annual percentage of the average net assets held in the Portfolio by those companies. A Portfolio’s Adviser and Distributor may make payments for administrative, record keeping, or other services that insurance companies or Qualified Plans provide to facilitate investment in the Portfolio. These payments as well as payments from a Portfolio’s Distribution and/or Service Plans (if applicable) may also provide incentive for insurance companies or Qualified Plans to make the Portfolio available through Variable Contracts or Qualified Plans, and thus they may promote the distribution of the shares of the Portfolio.

As of the date of this Prospectus, the Distributor has entered into agreements with the following non-affiliated insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company. Fees payable under these agreements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in a Portfolio by Variable Contract holders through the relevant insurance company’s Variable Contracts.

The insurance companies issuing Variable Contracts or Qualified Plans that use a Portfolio as investment options may also pay fees to third parties in connection with distribution of the Variable Contracts and for services provided to Variable Contract owners. Entities that service Qualified Plans may also pay fees to third parties to help service the Qualified Plans or the accounts of their participants. A Portfolio, the Adviser, and the Distributor are not parties to these arrangements. Variable Contract owners should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments and should consult with their agent or broker. Qualified Plan participants should consult with their pension servicing agent.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

42

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Portfolio declares and pays dividends from net investment income at least annually. Each Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolios at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of a Portfolio’s distributions may constitute a return of capital.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

Each Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, a Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolios will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTACT.

43

INDEX DESCRIPTIONS

The 30-Day U.S. T-Bill is a U.S. government issues short-term debt sold at a discount and then redeemed at maturity at the full face value.

The Barclays Capital U.S. Aggregate Bond (“BCAB”) Index is a widely recognized, unmanaged index of publicly issued, investment-grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

The HFRX Global Hedge Fund (“HFRX”) Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of eight strategies: convertible arbitrage, distressed securities, equity hedge, equity market neutral, event drive, macro, merger arbitrage, and relative value arbitrage. The strategies are asset-weighted based on the distribution of assets in the hedge fund industry.

The Morgan Stanley Capital International - Europe, Australasia, and Far East® (“MSCI EAFE®”) Index is an unmanaged index that measures the performance of securities listed on exchanges in Europe, Australasia and the Far East.

The Russell 3000® Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market.

The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

The Standard and Poor’s (“S&P”) Developed Property Index is an unmanaged adjusted index which defines and measures the investable universe of publicly traded property companies domiciled in developed countries that derive more than half of their revenue from property-related activities, such as property ownership, management, development, rental and investment.

The Standard and Poor’s (“S&P”) MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.

The Standard and Poor’s (“S&P”) SmallCap 600 Index is an unmanaged index used to measure stock market performance composed of companies with an average market value of approximately $630 million.

The ING Strategic Allocation Conservative Composite Index is comprised of 5%30-Day U.S. T-Bill Index; 50% BCAB Index; 5% HFRX Global Hedge Fund Index; 13% MSCI EAFE® Index; 16% S&P 500® Index; 4% S&P Developed Property Index; 4% S&P MidCap 400 Index; and 3% S&P SmallCap 600 Index. The allocations for the index are as of December 31, 2010.
The ING Strategic Allocation Growth Composite Index is comprised of 2% 30-Day U.S. T-Bill Index; 13% BCAB Index; 7% S&P Developed Property Index; 5% HFRX Global Hedge Fund Index; 24% MSCI EAFE® Index; 32% S&P 500® Index; 9% S&P MidCap 400 Index; and 8% S&P SmallCap 600 Index. The allocations for the index are as of December 31, 2010.
The ING Strategic Allocation Moderate Composite Index is comprised of 3% 30-Day U.S. T-Bill Index; 32% BCAB Index; 5% S&P Developed Property Index; 6% HFRX Global Hedge Fund Index; 19% MSCI EAFE® Index; 24% S&P 500® Index; 6% S&P MidCap 400 Index; and 5% S&P SmallCap 600 Index. The allocations for the index are as of December 31, 2009.
44

FINANCIAL HIGHLIGHTS

The following financial highlights are intended to help you understand each Portfolio’s Class S shares’ financial performance for the past five years or, if shorter, the period of the share class’ operations. Certain information reflects financial results for a single share. The total returns represent the rate that an investor would have earned (or lost) on an investment in a share of the Portfolios (assuming reinvestment of all dividends and distributions). This information has has been derived from the Portfolios’ financial statements that were audited by KPMG LLP, an independent registered public accounting firm. The report of KPMG LLP, along with the financial statements included in the annual shareholder report dated December 31, 2010, are incorporated herein by reference.
45

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment from distribution settlement/affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses, net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Strategic Allocation Conservative Portfolio
Class S
12-31-10
12-31-09	9.06	0.43•	1.02	1.45	0.78	—	—	0.78	—	9.73	17.79	0.45	0.35	0.35	4.89	1,631	56
12-31-08	13.44	0.39	(3.29)	(2.90)	0.49	0.99	—	1.48	—	9.06	(23.92)	0.64	0.52†	0.52†	3.89†	1,368	277
12-31-07	13.50	0.42•	0.29	0.71	0.43	0.34	—	0.77	—	13.44	5.53	0.98	0.90†	0.90†	3.18†	1,529	422
12-31-06	13.25	0.39•	0.64	1.03	0.35	0.43	—	0.78	—	13.50	8.13	0.97	0.90	0.90	3.00	717	335
ING Strategic Allocation Growth Portfolio
Class S
12-31-10
12-31-09	8.99	0.32•	1.49	1.81	0.95	0.53	—	1.48	—	9.32	24.90	0.45	0.38	0.38	3.88	1,715	75
12-31-08	16.49	0.32•	(5.57)	(5.25)	0.32	1.93	—	2.25	—	8.99	(36.19)	0.64	0.58†	0.58†	2.72†	1,322	235
12-31-07	17.00	0.26•	0.52	0.78	0.28	1.01	—	1.29	—	16.49	4.77	0.96	0.96†	0.96†	1.55†	725	240
12-31-06	15.46	0.23•	1.73	1.96	0.21	0.21	—	0.42	—	17.00	12.91	0.96	0.96	0.96	1.47	308	233
ING Strategic Allocation Moderate Portfolio
Class S
12-31-10
12-31-09	9.05	0.38	1.28	1.66	0.88	0.30	—	1.18	—	9.53	21.60	0.46	0.38†	0.38†	4.34†	2,703	62
12-31-08	15.10	0.37•	(4.48)	(4.11)	0.38	1.56	—	1.94	—	9.05	(30.68)	0.63	0.56†	0.56†	3.30†	2,192	255
12-31-07	15.27	0.32•	0.44	0.76	0.33	0.60	—	0.93	—	15.10	5.25	0.97	0.95†	0.95†	2.11†	1,192	302
12-31-06	14.34	0.29•	1.22	1.51	0.26	0.32	—	0.58	—	15.27	10.80	0.96	0.95	0.95	2.00	693	258
See Accompanying Notes to Financial Highlights
46

ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or life insurance policy.
(4)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or the Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
•	Calculated using average number of shares outstanding throughout the period.
*	Amount is more than $(0.005).
†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income ratio.
47

TO OBTAIN MORE INFORMATION

You’ll find more information about the Portfolios in our:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS

In the Portfolios’ annual/semi-annual shareholder reports, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Portfolios’ performance during the last fiscal year, the financial statements and the independent registered public accounting firm’s reports (in the annual shareholder report only).
STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more detailed information about the Portfolios. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, the SAI, or other Portfolio information.
To make shareholder inquiries contact:The ING Funds7337 East Doubletree Ranch Road, Suite 100
Scottsdale, AZ 85258-20341-800-366-0066or visit our website at www.ingfunds.com
This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC’s Public Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee, by contacting the SEC at:
U.S. Securities and Exchange Commission

Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549

or at the e-mail address:

publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC’s Internet website at www.sec.gov.

When contacting the SEC, you will want to refer to the Portfolios’ SEC file number. The file number is as follows:

ING Strategic Allocation Portfolios, Inc.	811-08934
ING Strategic Allocation Conservative Portfolio ING Strategic Allocation Growth Portfolio ING Strategic Allocation Moderate Portfolio
PRO-INGSAS (0411-042911)

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2011

ING STRATEGIC ALLOCATION PORTFOLIOS, INC.

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258-2034

(800) 992-0180

ING Strategic Allocation Conservative Portfolio

(“Strategic Allocation Conservative Portfolio”)

Class/Ticker; I/ISAIX; S/ISCVX

ING Strategic Allocation Growth Portfolio

(“Strategic Allocation Growth Portfolio”)

Class/Ticker; I/ISAGX; S/ISGRX

ING Strategic Allocation Moderate Portfolio

(“Strategic Allocation Moderate Portfolio”)

Class/Ticker; I/IIMDX; S/ISMDX

Class I and Class S shares

This Statement of Additional Information (“SAI”) relates to the series listed above (each a “Portfolio” and collectively, the “Portfolios”) of ING Strategic Allocation Portfolios, Inc. A prospectus or prospectuses (each a “Prospectus” and collectively, the “Prospectuses”) for the Portfolios dated April 29, 2011, which provide the basic information you should know before investing in the Portfolios, may be obtained without charge from the Portfolios or the Portfolios’ principal underwriter, ING Investments Distributor, LLC (“Distributor”), at the address listed above. This SAI is not a Prospectus, but is incorporated herein by reference, and should be read in conjunction with the Prospectuses, each dated April 29, 2011, which have been filed with the U.S. Securities and Exchange Commission (“SEC”).

The information in this SAI expands on the information contained in the Prospectuses and any supplements thereto. The Portfolios’ financial statements and the independent registered public accounting firm’s report thereon, included in the annual shareholder report dated December 31, 2010, are incorporated herein by reference. Copies of the Prospectuses and annual or unaudited semi-annual shareholder reports may be obtained upon request and without charge by contacting the Portfolios at the address and phone number written above. Capitalized terms used in this SAI have the same meaning as in the Prospectuses, and some additional terms are defined particularly for this SAI.

Shares of the Portfolios are sold to insurance company separate accounts, so that the Portfolios may serve as investment options under variable life insurance policies and variable annuity contracts issued by insurance companies (“Variable Contracts”). The Portfolios also may sell their shares to certain other investors, such as qualified pension and retirement plans, insurance companies and any adviser to the Portfolios as well as to the general accounts of any insurance company whose separate account holds shares of the Portfolios. Shares of the Portfolios are currently offered to separate accounts (“Variable Accounts”) of insurance companies that are subsidiaries of ING Groep N.V. (“ING Groep”) as well as non-affiliated insurance companies.

For information on allocating premiums and cash values under the terms of the Variable Contracts, see the prospectus for your Variable Contract.

ING Strategic Allocation Portfolios, Inc. is authorized to issue multiple series of shares, each representing a diversified portfolio of investments with different investment objectives, policies and restrictions.

GENERAL INFORMATION

Effective April 28, 2006, the name of ING VP Strategic Allocation Balanced Portfolio changed to ING VP Strategic Allocation Moderate Portfolio.

Effective April 28, 2006, the name of ING VP Strategic Allocation Income Portfolio changed to ING VP Strategic Allocation Conservative Portfolio.

Effective May 1, 2009, the names of the Portfolios changed as follows:

Old Name	New Name
ING VP Strategic Allocation Conservative Portfolio	ING Strategic Allocation Conservative Portfolio
ING VP Strategic Allocation Growth Portfolio	ING Strategic Allocation Growth Portfolio
ING VP Strategic Allocation Moderate Portfolio	ING Strategic Allocation Moderate Portfolio

Effective May 1, 2004 Class R shares of the Portfolios were renamed as Class I shares with no changes to the fee structure.

Organization   ING Strategic Allocation Portfolios, Inc. (“Company”) was incorporated in Maryland in 1994.

Classes   The Board of Directors of the Company (the “Board”) has the authority to subdivide each Portfolio into classes of shares having different attributes, so long as each share of each class represents a proportionate interest in the Portfolio equal to each other share in that Portfolio. Shares of each Portfolio currently are classified into two classes: Class I and Class S shares. Each class of shares has the same rights, privileges and preferences, except with respect to: (a) the distribution fees borne Class S shares; (b) the expenses allocable exclusively to each class; and (c) the voting rights on matters exclusively affecting a single class. Class I and Class S shares of the Portfolios are offered through this SAI and the corresponding Prospectuses.

Capital Stock Shares of each Portfolio have no preemptive or conversion rights. Each share of a Portfolio has the same rights to share in dividends declared by that Portfolio. Upon liquidation of any Portfolio, shareholders in that Portfolio are entitled to share pro rata in the net assets of the Portfolio available for distribution to shareholders. Shares of each Portfolio are fully paid and non-assessable.

Voting Rights   Shareholders of each Portfolio are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of Directors, as the case may be (hereafter, “Directors”) (to the extent hereinafter provided), and on other matters submitted to the vote of shareholders. Participants who select a Portfolio for investment through their variable annuity contract (“VA Contract”) or variable life insurance policy (“VLI Policy”) are not the shareholders of the Portfolio. The insurance companies that issue the separate accounts are the true shareholders, but generally pass through voting to participants as described in the prospectus for the applicable VA Contract or VLI Policy. Once the initial Board is elected, no meetings of the shareholders for the purpose of electing Directors will be held unless and until such time as less than a majority of the Directors holding office have been elected by the shareholders, or shareholders holding 10% or more of the outstanding shares request such a vote. The Directors then in office will call a shareholder meeting for election of Directors. Vacancies occurring between any such meetings shall be filled as allowed by law, provided that immediately after filling any such vacancy, at least two-thirds of the Directors holding office have been elected by the shareholders. Except as set forth above, the Directors shall continue to hold office and may appoint successor Directors. Directors of ING Strategic Allocation Portfolios may be removed at any meeting of shareholders by the vote of a majority of all shares entitled to vote. Any Director may also voluntarily resign from office. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all the Directors of a Portfolio, in which event the holders of the remaining shares will be unable to elect any person as a Director.

1940 Act Classification Each Portfolio is an open-end management investment company, as that term is defined under the 1940 Act. Each Portfolio is a diversified company, as that term is defined under the 1940 Act. The 1940 Act generally requires that with respect to 75% of its total assets, a diversified company may not invest more than 5% of its total assets in the securities of any one issuer.

FUNDAMENTAL INVESTMENT RESTRICTIONS

The investment objective of each Portfolio is not fundamental and may be changed without a shareholder vote. Each Portfolio has adopted certain investment restrictions as fundamental policies that cannot be changed without the approval of the holders of a majority of a Portfolio’s outstanding voting securities, defined in the 1940 Act as the lesser of: (i) 67% or more of a Portfolio’s shares present at a shareholders’ meeting of which the holders of more than 50% of the Portfolio’s outstanding shares of the Portfolio are present in person or by proxy; or (ii) more than 50% of a Portfolio’s outstanding voting securities are present in person or represented by proxy. All other investment policies or practices are considered by the Portfolios to be non-fundamental and accordingly may be changed without shareholder approval. All percentage limitations set forth below apply immediately after a purchase or initial investment. There will be no violation of any investment policy or restriction if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, in the securities rating of the investment or any other change.

As a matter of fundamental policy, a Portfolio may not:

(1)

purchase securities of any issuer if, as a result, with respect to 75 % of the Portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio’s investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other registered management investment companies;

(2)

purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the United States, or tax exempt securities issued by any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more registered management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio;

(3)	make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio;

(4)	issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio;

(5)	purchase or sell real estate, except that the Portfolio may: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

(6)

purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts;

(7)	borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio; and

(8)

underwrite any issue of securities within the meaning of the under the Securities Exchange Act of 1933 (“1933 Act”) except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio’s ability to invest in securities issued by other registered management investment companies.

In implementing its fundamental objectives and policies, each Portfolio will look through to the investments of the Underlying Funds. With respect to fundamental policy number (2), industry classifications are determined in accordance with the classifications of the Global Industrial Classification Standards and Standard Industrial Classification (“SIC”) Codes. Industry classifications may be changed at any time to reflect changes in the market place. Where a Portfolio’s investment objective or policy restricts it to holding or investing a specified percentage of its assets in any type of instrument, that percentage is measured at the time of purchase. There will be no violation of any investment policy or restriction if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, in the securities rating of the investment or any other change.

SUPPLEMENTAL DESCRIPTION OF PORTFOLIO INVESTMENTS AND RISKS

Investments, Investment Strategies and Risks

Each Portfolio normally invests all of its assets in shares of other ING Funds (“Underlying Funds”), as described in the Prospectuses. Investment techniques described below may be pursued directly by the Underlying Funds. As a general matter, the Portfolios do not invest directly in securities. However, each Portfolio is subject to the risks described below indirectly through its investment in the Underlying Funds. The Underlying Funds may use any or all of these techniques at any one time, and the fact that an Underlying Fund may use a technique does not mean that the technique will be used. An Underlying Fund’s transactions in a particular type of security or use of a particular technique is subject to limitations imposed by an Underlying Fund’s investment objective, policies and restrictions described in the Underlying Fund’s Prospectus and/or SAI, as well as federal securities laws. There can be no assurance that any of the Portfolios will achieve their investment objectives. The Portfolios’ policies, investment strategies and practices are non-fundamental unless otherwise indicated. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in each Portfolio’s Prospectus.

EQUITY INVESTMENTS

Common Stock, Preferred Stock, Convertible Securities and Other Equity Securities

Common stocks represent an equity (ownership) interest in a company. This ownership interest generally gives an Underlying Fund the right to vote on issues affecting the company’s organization and operations. Except for Underlying Funds that are non-diversified such investments may be diversified over a cross-section of industries and individual companies. Some of these companies will be organizations with market capitalizations of $500 million or less or companies that have limited product lines, markets and financial resources and are dependent upon a limited management group. Examples of possible investments include emerging growth companies employing new technology, cyclical companies, initial public offerings of companies offering high growth potential, or other corporations offering good potential for high growth in market value. The securities of such companies may be subject to more abrupt or erratic market movements than larger, more established companies both because the securities typically are traded in lower volume and because the issuers typically are subject to a greater degree to changes in earnings and prospects.

Other types of equity securities may also be purchased, such as preferred stock, convertible securities, or other securities that are exchangeable for shares of common stock.

Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation’s earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be “cumulative,” requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer’s common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation’s assets in the event of liquidation of the corporation, and may be “participating,” which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities.

A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, an Underlying Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while investing at a better price than may be available on the common stock or obtaining a higher fixed-rate of return than is available on common stocks. The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The credit standing of the issuer and other factors may also affect the investment value of a convertible security. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value.

The market value of convertible debt securities tends to vary inversely with the level of interest rates. The value of the security declines as interest rates increase and increases as interest rates decline.

Although under normal market conditions longer-term debt securities have greater yields than do shorter-term debt securities of similar quality, they are subject to greater price fluctuations. A convertible security may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security. If a convertible security held by an Underlying Fund is called for redemption, the Underlying Fund must permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Rating requirements do not apply to convertible debt securities purchased by an Underlying Fund because the Underlying Funds purchase such securities for their equity characteristics.

“Synthetic” convertible securities are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, an Underlying Fund may purchase a non-convertible debt security and a warrant or option, which enables the Underlying Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, an Underlying Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.

FOREIGN AND EMERGING MARKET SECURITIES

American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)

American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) or other similar securities represent securities of foreign issuers. These securities may not necessarily be denominated in the same foreign currency as the securities they represent. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities and are typically designed for U.S. investors and held either in physical form or in book entry form. EDRs are receipts issued by a European financial institution evidencing a similar arrangement but may be listed and traded on a European exchange as well as in the United States. Typically these securities are traded on the Luxembourg exchange in Europe. Generally, ADRs, in registered form, are designed for use in U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are similar to EDRs although they may be held through foreign clearing agents such as EuroClear and other foreign depositaries. Depositary receipts denominated in U.S. dollars will not be considered foreign securities for purposes of the investment limitation concerning investment in foreign securities.

Emerging Markets

Although the Underlying Funds will use reasonable efforts to obtain the best available price and the most favorable execution with respect to all transactions, and the adviser or sub-adviser will consider the full range and quality of services offered by the executing broker or dealer when making these determinations, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Certain foreign clearing agents such as Euroclear and other governments levy withholding taxes against dividend and interest income, or may impose other taxes. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign taxes will reduce the income received by the Underlying Funds on these investments. However, these foreign withholding taxes are not expected to have a significant impact on the Underlying Funds and any income earned by the Underlying Funds should be considered incidental. The risks of investing in foreign securities may be intensified for investments in issuers domiciled or doing substantial business in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of sudden adverse government action and even nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement and dividend collection procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

Eurodollar and Yankee Dollar Instruments

Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar denominated bonds issued in the United States by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers, and may not carry the same risks as investing in foreign securities.

Eurodollar Convertible Securities

Eurodollar convertible securities are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar securities are payable in U.S. dollars outside of the United States. The Underlying Funds may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange (“NYSE”) or the American Stock Exchange, now known as NYSE Amex Equities (“AMEX”) or convertible into publicly traded common stock of U.S. companies. Each Underlying Fund may also invest up to 15% of its total assets invested in convertible securities, taken at market value, in Eurodollar convertible securities that are convertible into foreign equity securities, which are not listed, or represented by ADRs listed, on such exchanges.

Foreign Bank Obligations

Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks.

In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.

Foreign Currency Exchange Transactions

Because the Underlying Funds that invest in foreign securities may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, and therefore the Underlying Funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Underlying Funds may either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract is an agreement to exchange one currency for another - for example, to exchange a certain amount of U.S. dollars for a certain amount of Korean Won - at a future date. Forward foreign currency exchange contracts are included in the group of instruments that can be characterized as derivatives. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of an Underlying Fund’s portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.

The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain. Use of currency hedging techniques may also be limited by management’s need to protect the status of an Underlying Fund as a regulated investment company under the Internal Revenue Code of 1986, as amended (“Code”).

Foreign Mortgage-Related Securities

Foreign mortgage-related securities are interests in pools of mortgage loans made to residential homebuyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g. Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as size of loan pools, pre-payment experience, and maturities of loans.

International Debt Securities

Certain of the Underlying Funds may invest in debt obligations (which may be denominated in U.S. dollar or in non-U.S. currencies) of any rating issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank) and foreign governments (including political subdivisions having tax authority) or their agencies or instrumentalities, including ADRs consistent with each Underlying Fund’s policies. These debt obligations may be bonds (including sinking fund and callable bonds), debentures and notes, together with preferred stocks, pay-in-kind securities and zero-coupon securities.

In determining whether to invest in debt obligations of foreign issuers, an Underlying Fund would consider the relative yields of foreign and domestic debt securities, the economies of foreign countries, the condition of such countries’ financial markets, the interest rate climate of such countries and the relationship of such countries’ currency to the U.S. dollar. These factors are judged on the basis of fundamental economic criteria (e.g. relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. Subsequent foreign currency losses may result in an Underlying Fund having previously distributed more income in a particular period than was available from investment income, which could result in a return of capital to shareholders. An Underlying Fund’s portfolio of foreign securities may include those of a number of foreign countries, or, depending upon market conditions, those of a single country.

Investments in securities of issuers in non-industrialized countries generally involve more risk and may be considered highly speculative. Although a portion of an Underlying Fund’s investment income may be received or realized in foreign currencies, the Underlying Fund will be required to compute and distribute its income in U.S. dollar and absorb the cost of current fluctuations and the cost of currency conversions. Investment in foreign securities involves considerations and risks not associated with investment in securities of U.S. issuers. For example, foreign issuers may not be required to use generally accepted accounting principles. If foreign securities are not registered under the 1933 Act, the issuer may not have to comply with the disclosure requirements of the Securities Exchange Act of 1934, as amended (“1934 Act”).

The values of foreign securities investments will be affected by incomplete or inaccurate information available to the adviser or sub-adviser as to foreign issuers, changes in currency rates, exchange control regulations or currency blockage, expropriation or nationalization of assets, application of foreign tax laws (including withholding taxes), changes in governmental administration or economic or monetary policy. In addition, it is generally more difficult to obtain court judgments outside the United States.

Securities of Foreign Issuers

Securities of foreign issuers traded outside of the United States have certain common characteristics and risks. Foreign financial markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. The foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delivery of securities may not occur at the same time as payment in some foreign markets. Delays in settlement could result in temporary periods when a portion of the assets of an Underlying Fund is uninvested and no return is earned thereon. The inability of the Underlying Funds to make intended security purchases due to settlement problems could cause the Underlying Funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Underlying Funds due to subsequent declines in value of the portfolio security or, if the Underlying Funds have entered into a contract to sell the security, could result in possible liability to the purchaser.

As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. There is generally less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there is in the United States. A foreign government may impose exchange control regulations that may have an impact on currency exchange rates, and there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.

Although the Underlying Funds will use reasonable efforts to obtain the best available price and the most favorable execution with respect to all transactions and the adviser or sub-adviser will consider the full range and quality of services offered by the executing broker or dealer when making these determinations, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Certain foreign governments levy withholding taxes against dividend and interest income, or may impose other taxes. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received by the Underlying Funds on these investments. However, these foreign withholding taxes are not expected to have a significant impact on a fund with an investment objective of long-term capital appreciation because any income earned by such Underlying Fund should be considered incidental.

Restrictions on Foreign Investments

Some developing countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities, such as an Underlying Fund. As illustrations, certain countries may require governmental approval prior to investment by foreign persons, limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms (including price) than securities of the company available for purchase by nationals. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.

The manner in which foreign investors may invest in companies in certain developing countries, as well as limitations on such investments, also may have an adverse impact on the operations of an Underlying Fund that invests in such countries. For example, an Underlying Fund may be required in certain of such countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of the Underlying Fund. Re-registration, in some instances, may not occur on a timely basis, resulting in a delay during which an Underlying Fund may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances when an Underlying Fund places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled, depriving the Underlying Fund of the ability to make its desired investment at that time.

Substantial limitations may exist in certain countries with respect to an Underlying Fund’s ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors. An Underlying Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Underlying Fund of any restrictions on investments. Even when there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operations of the Underlying Fund. For example, funds may be withdrawn from the People’s Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

In certain countries, banks or other financial institutions may be among the leading companies or have actively traded securities. The 1940 Act restricts each Underlying Fund’s investments in any equity securities of an issuer that, in its most recent fiscal year, derived more than 15% of its revenues from “securities related activities,” as defined by the rules thereunder. The provisions may restrict an Underlying Fund’s investments in certain foreign banks and other financial institutions.

Foreign Currency Risks. Currency risk is the risk that changes in foreign exchange rates will affect, favorably or unfavorably, the U.S. dollar value of foreign securities. In a period when the U.S. dollar generally rises against foreign currencies, the returns on foreign stocks for a U.S. investor will be diminished. By contrast, in a period when the U.S. dollar generally declines, the returns on foreign securities will be enhanced. Unfavorable changes in the relationship between the U.S. dollar and the relevant foreign currencies, therefore, will adversely affect the value of an Underlying Fund’s shares.

Risks of Investing in Foreign Securities: Investments in foreign securities involve certain inherent risks, including the following:

Market Characteristics. Settlement practices for transactions in foreign markets may differ from those in U.S. markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where an Underlying Fund’s assets may be released prior to receipt of payment or securities, may expose the Underlying Funds to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. Transactions in options on securities, future contracts, futures options and currency contracts may not be regulated as effectively on foreign exchanges as similar transactions in the United States, and may not involve clearing mechanisms and related guarantees. The value of such positions also could be adversely affected by the imposition of different exercise terms and procedures and margin requirements than in the United States. The value of an Underlying Fund’s positions may also be adversely impacted by delays in its abilities to act upon economic events occurring in foreign markets during non-business hours in the United States.

Legal and Regulatory Matters. In addition to nationalization, foreign governments may take other actions that could have a significant effect on market prices of securities and payment of interest, including restrictions on foreign investment, expropriation of goods and imposition of taxes, currency restrictions and exchange control regulations.

Taxes. The interest payable on certain of the Underlying Fund’s foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to an Underlying Fund’s shareholders. A shareholder otherwise subject to U.S. federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction of U.S. federal income tax purposes for his proportionate share of such foreign taxes paid by an Underlying Fund.

Costs. The expense ratio of an Underlying Fund that invests in foreign securities is likely to be higher than those of investment companies investing in domestic securities, since the cost of maintaining the custody of foreign securities is higher. In considering whether to invest in the securities of a foreign company, the adviser or sub-adviser considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the United States and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which an Underlying Fund will be invested in foreign companies and countries and depositary receipts will fluctuate from time to time with the limitations described in the Underlying Fund’s Prospectuses, depending on the adviser’s or sub-adviser’s assessment of prevailing market, economic and other conditions.

Sovereign Debt Securities

Sovereign debt securities are issued by governments of foreign countries. The sovereign debt in which the Underlying Funds may invest may be rated below investment grade. These securities usually offer higher yields than higher-rated securities but are also subject to greater risk than higher-rated securities. Brady Bonds represent a type of sovereign debt. These obligations were created under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady, in which foreign entities issued these obligations in exchange for their existing commercial bank loans. Brady Bonds have been issued by Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Mexico, Morocco, Nigeria, Philippines, Poland and Uruguay, and may be issued by other emerging countries.

Supranational Agencies

Securities of supranational agencies are not considered government securities and are not supported directly or indirectly by the U.S. government. Examples of supranational agencies include, but are not limited to, the International Bank for Reconstruction and Development (commonly referred to as the World Bank), which was chartered to finance development projects in developing member countries; the European Union, which is an organization of European countries engaged in cooperative economic activities; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.

FIXED-INCOME SECURITIES

Adjustable Rate Mortgage Securities (“ARMS”)

Adjustable rate mortgage securities (“ARMS”) are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. Generally, ARMS have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed-rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMS can and do change in accordance with movements in particular, pre-specified, published interest rate index. The amount of interest on ARMS is calculated by adding a specified amount, the “margin,” to the index, subject to limitations on the maximum and minimum interest that can be charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. Because the interest rates on ARMS generally move in the same direction as market interest rates, the market value of ARMS tends to be more stable than that of long-term fixed-rate securities.

There are two main categories of indices which serve as benchmarks for periodic adjustments to coupon rates on ARMS: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (“LIBOR”), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index, often related to ARMS issued by Federal National Mortgage Association (“FNMA”), tend to lag changes in market rate levels and tend to be somewhat less volatile.

Corporate Debt Securities

Corporate debt securities include investment grade corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of a corporate debt security will generally increase when interest rates decline and decrease when interest rates rise. There is also the risk that the issuer of a debt security will be unable to pay interest or principal at the time called for by the instrument. Investments in corporate debt securities that are rated below investment grade are described in “High-Yield Securities” below.

Debt obligations that are deemed investment grade carry a rating of at least Baa from Moody’s or BBB- from S&P, or a comparable rating from another rating agency or, if not rated by an agency, are determined by the adviser or sub-adviser to be of comparable quality. Bonds rated Baa- or BBB- have speculative characteristics and changes in economic circumstances are more likely to lead to a weakened capacity to make interest and principal payments than higher rated bonds.

Floating or Variable Rate Instruments

Floating or variable rate bonds normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest. Such bonds are frequently secured by letters of credit or other credit support arrangements provided by banks. Floating or variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semiannually, etc.). An Underlying Fund would anticipate using these bonds as cash equivalents, pending longer term investment of its funds. Other longer term fixed-rate bonds, with a right of the holder to request redemption at certain times (often annually, after the lapse of an intermediate term), may also be purchased by an Underlying Fund. These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates), while providing greater opportunity than comparable intermediate term bonds since an Underlying Fund may retain the bond if interest rates decline. By acquiring these kinds of bonds, an Underlying Fund obtains the contractual right to require the issuer of the security, or some other person (other than a broker or dealer), to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person.

GNMA Certificates

Certificates issued by the Government National Mortgage Association (“GNMA”) (“GNMA Certificates”) evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds, in that principal is paid back monthly as payments of principal, including prepayments, on the mortgages in the underlying pool are passed through to holders of GNMA Certificates representing interests in the pool, rather than returned in a lump sum at maturity. The GNMA Certificates that the Underlying Funds may purchase are the “modified pass-through” type.

GNMA Guarantee. The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration (“FHA”) or the Farmers’ Home Administration (“FMHA”) or guaranteed by the Veterans Administration (“VA”). GNMA is also empowered to borrow without limitation from the U.S. Treasury, if necessary, to make payments required under its guarantee.

Life of GNMA Certificates. The average life of a GNMA Certificate is likely to be substantially less than the stated maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk of loss of the principal balance of a Certificate, because of the GNMA guarantee, but foreclosure may impact the yield to shareholders because of the need to reinvest proceeds of foreclosure. As prepayment rates of individual mortgage pools vary widely, it is not possible to predict accurately the average life of a particular issue of GNMA Certificates. However, statistics published by the FHA indicate that the average life of single family dwelling mortgages with 25 to 30-year maturities, the type of mortgages backing the vast majority of GNMA Certificates, is approximately 12 years. Prepayments are likely to increase in periods of falling interest rates. It is customary to treat GNMA Certificates as 30-year mortgage-backed securities that prepay fully in the twelfth year.

Yield Characteristics of GNMA Certificates. The coupon rate of interest of GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the certificates, by the amount of the fees paid to GNMA and the issuer. The coupon rate by itself, however, does not indicate the yield that will be earned on GNMA Certificates. First, GNMA Certificates may be issued at a premium or discount rather than at par, and, after issuance, GNMA Certificates may trade in the secondary market at a premium or discount. Second, interest is earned monthly, rather than semi-annually as with traditional bonds; monthly compounding raises the effective yield earned. Finally, the actual yield of a GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying it. For example, if interest rates decline, prepayments may occur faster than had been originally projected and the yield to maturity and the investment income of the Underlying Fund would be reduced.

High-Yield Securities

High-yield securities are debt securities that are rated lower than “Baa” by Moody’s or “BBB-” by S&P, or of comparable quality if unrated.

High-yield securities often are referred to as “junk bonds” and include certain corporate debt obligations, higher yielding preferred stock and mortgage-related securities, and securities convertible into the foregoing. Investments in high-yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk.

High-yield securities are not considered to be investment grade. They are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and interest payments. Also, their yields and market values tend to fluctuate more than higher-rated securities. Fluctuations in value do not affect the cash income from the securities, but are reflected in an Underlying Fund’s net asset value (“NAV”). The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower-rated and unrated securities to be less creditworthy.

The yields earned on high-yield securities generally are related to the quality ratings assigned by recognized rating agencies. Certain securities held by an Underlying Fund may permit the issuer at its option to call, or redeem, its securities. If an issuer were to redeem securities held by an Underlying Fund during a time of declining interest rates, the Underlying Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

The medium- to lower-rated and unrated securities in which the Underlying Funds invest tend to offer higher yields than those of other securities with the same maturities because of the additional risks associated with them. These risks include:

High-Yield Bond Market. A severe economic downturn or increase in interest rates might increase defaults in high-yield securities issued by highly leveraged companies. An increase in the number of defaults could adversely affect the value of all outstanding high-yield securities, thus disrupting the market for such securities.

Sensitivity to Interest Rate and Economic Changes. High-yield securities are more sensitive to adverse economic changes or individual corporate developments but less sensitive to interest rate changes than are

U.S. Treasury or investment grade bonds. As a result, when interest rates rise, causing bond prices to fall, the value of high-yield debt bonds tend not to fall as much as U.S. Treasury or investment grade corporate bonds. Conversely when interest rates fall, high-yield bonds tend to underperform U.S. Treasury and investment grade corporate bonds because high-yield bond prices tend not to rise as much as the prices of these bonds.

The financial stress resulting from an economic downturn or adverse corporate developments could have a greater negative effect on the ability of issuers of high-yield securities to service their principal and interest payments, to meet projected business goals and to obtain additional financing than on more creditworthy issuers. Holders of high-yield securities could also be at a greater risk because high-yield securities are generally unsecured and subordinate to senior debt holders and secured creditors. If the issuer of a high-yield security owned by an Underlying Fund defaults, the Underlying Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high-yield securities and the Underlying Funds’ NAV. Furthermore, in the case of high-yield securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more speculative and volatile than securities, which pay in cash.

Payment Expectations. High-yield securities present risks based on payment expectations. For example, high-yield securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Underlying Funds may have to replace the security with a lower yielding security, resulting in a decreased return for investors. Also, the value of high-yield securities may decrease in a rising interest rate market. In addition, there is a higher risk of non-payment of interest and/or principal by issuers of high-yield securities than in the case of investment grade bonds.

Liquidity and Valuation Risks. Lower-rated bonds are typically traded among a smaller number of broker-dealers rather than in a broad secondary market. Purchasers of high-yield securities tend to be institutions, rather than individuals, a factor that further limits the secondary market. To the extent that no established retail secondary market exists, many high-yield securities may not be as liquid as Treasury and investment grade bonds. The ability to value or sell high-yield securities will be adversely affected to the extent that such securities are thinly traded or illiquid. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield securities more than other securities, especially in a thinly-traded market. To the extent an Underlying Fund owns illiquid or restricted high-yield securities; these securities may involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties. At times of less liquidity, it may be more difficult to value high-yield securities because this valuation may require more research, and elements of judgment may play a greater role in the valuation since there is less reliable, objective data available.

Taxation. Special tax considerations are associated with investing in high-yield securities structured as zero-coupon or pay-in-kind securities. An Underlying Fund would report the interest on these securities as income even though it receives no cash interest until the security’s maturity or payment date.

Limitations of Credit Ratings. The credit ratings assigned to high-yield securities may not accurately reflect the true risks of an investment. Credit ratings typically evaluate the safety of principal and interest payments, rather than the market value risk of high-yield securities. In addition, credit agencies may fail to adjust credit ratings to reflect rapid changes in economic or company conditions that affect a security’s market value. Although the ratings of recognized rating services such as Moody’s and S&P are considered, the adviser or a sub-adviser may primarily rely on its own credit analysis, which includes a study of existing debt, capital structure, ability to service debts and to pay dividends, the issuer’s sensitivity to economic conditions, its operating history and the current trend of earnings. Thus, the achievement of an Underlying Fund’s investment objective may be more dependent on the adviser’s or sub-adviser’s own credit analysis than might be the case when an Underlying Fund invests in higher quality bonds. The adviser or sub-adviser, when applicable, continually monitors the investments in each Underlying Fund’s portfolio and carefully evaluates whether to dispose of or retain high-yield securities whose credit ratings have changed. An Underlying Fund may retain a security whose rating has been changed.

Mortgage-Related Securities

Mortgage-related securities include U.S. government agency mortgage-backed securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, including the GNMA, FNMA and the Federal Home Loan Mortgage Corporagtion (“FHLMC”). These instruments might be considered derivatives. The primary risks associated with these instruments is the risk that their value will change with changes in interest rates and prepayment risk. “See, U.S. Government Securities” below.

One type of mortgage-related security includes certificates that represent pools of mortgage loans assembled for sale to investors by various governmental and private organizations. These securities provide a monthly payment, which consists of both an interest and a principal payment that is in effect a “pass-through” of the monthly payment made by each individual borrower on his or her residential mortgage loan, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing, or foreclosure, net of fees or costs that may be incurred.

“Pass-through” certificates, such as those issued by GNMA, entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, regardless of whether the mortgagor actually makes the payment. A major governmental guarantor of pass-through certificates is GNMA. GNMA guarantees, with the full faith and credit of the U.S. government, the timely payments of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers). Certificates issued by GNMA are backed by pools of FHA—insured or VA-guaranteed mortgages. Other governmental guarantors include FNMA and FHLMC (though these certificates are not backed by the full faith and credit of the U.S. government). FNMA purchases residential mortgages from a list of approved seller/services that include state and federally chartered savings and loan associations, mutual saving banks, commercial banks, credit unions and mortgage bankers.

The prices of high coupon U.S. government agency mortgage-backed securities do not tend to rise as rapidly as those of traditional fixed-rate securities at times when interest rates are decreasing, and tend to decline more slowly at times when interest rates are increasing.

Certain Underlying Funds may also purchase mortgage-backed securities issued by commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers that also create pass-through pools of conventional residential mortgage loans. Such issuers may in addition be the originators of the underlying mortgage loans as well as the guarantors of the pass-through certificates. Pools created by such non-governmental issuers generally offer a higher rate of return than governmental pools because there are no direct or indirect governmental guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers.

It is expected that governmental or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. As new types of pass-through securities are developed and offered to investors, the adviser or sub-adviser may, consistent with the Underlying Funds’ investment objectives, policies and restrictions, consider making investments in such new types of securities.

Other types of mortgage-related securities in which the Underlying Funds may invest include debt securities that are secured, directly or indirectly, by mortgages on commercial real estate or residential rental properties, or by first liens on residential manufactured homes (as defined in section 603(6) of the National Manufactured Housing Construction and Safety Standards Act of 1974), whether such manufactured homes are considered real or personal property under the laws of the states in which they are located. Securities in this investment category include, among others, standard mortgage-backed bonds and newer collateralized mortgage obligations (“CMOs”). Mortgage-backed bonds are secured by pools of mortgages, but unlike pass-through securities, payments to bondholders are not determined by payments on the mortgages. The bonds consist of a single class, with interest payable periodically and principal payable on the stated date of maturity. CMOs have characteristics of both pass-through securities and mortgage-backed bonds. CMOs are secured by pools of mortgages, typically in the form of “guaranteed” pass-through certificates such as GNMA, FNMA, or FHLMC securities. The payments on the collateral securities determine the payments to bondholders, but there is not a direct “pass-through” of payments. CMOs are structured into multiple classes, each bearing a different date of maturity. Monthly payments of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longest maturity class receive principal only after the shorter maturity classes have been retired.

CMOs are issued by entities that operate under order from the SEC exempting such issuers from the provisions of the 1940 Act. Until recently, the staff of the SEC had taken the position that such issuers were investment companies and that, accordingly, an investment by an investment company (such as the Underlying Funds) in the securities of such issuers was subject to the limitations imposed by Section 12 of the 1940 Act. However, in reliance on SEC staff interpretations, certain Underlying Funds may invest in securities issued by certain “exempted issuers” without regard to the limitations of Section 12 of the 1940 Act. In its interpretation, the SEC staff defined “exempted issuers” as unmanaged, fixed asset issuers that: (a) invest primarily in mortgage-backed securities; (b) do not issue redeemable securities as defined in Section 2(a)(32) of the 1940 Act; (c) operate under the general exemptive orders exempting them from all provisions of the 1940 Act; and (d) are not registered or regulated under the 1940 Act as investment companies.

Some of these mortgage-related securities may have exposure to subprime loans or subprime mortgages, which are loans to persons with impaired credit ratings. However, it may be difficult to determine which securities have exposure to subprime loans or mortgages. Furthermore, the risk allocation techniques employed by these instruments may not be successful, which could lead to the credit risk of these instruments being greater than indicated by their ratings. The value of these instruments may be further affected by downturns in the credit markets or the real estate market. It may be difficult to value these instruments because of concerns about their transparency. These instruments may not be liquid.

In connection with the purchase of certain asset-backed securities and commercial mortgage-backed securities (“TALF ABS”), an Underlying Fund may borrow from the Federal Reserve Bank of New York under its Term Asset-Back Securities Loan Facility (“TALF”). Pursuant to the TALF Program, an Underlying Fund may receive one or more three- to five-year term non-recourse loans to purchase TALF ABS in return for the payment of a haircut amount (usually 5% - 15% of the loan amount) and a pledge of the TALF ABS.

Privately Issued CMOs

Privately issued CMOs are arrangements in which the underlying mortgages are held by the issuer, which then issues debt collateralized by the underlying mortgage assets. Such securities may be backed by mortgage insurance, letters of credit or other credit enhancing features. They are, however, not guaranteed by any government agency and are secured by the collateral held by the issuer. Privately issued CMOs are subject to prepayment risk due to the possibility that prepayments on the underlying assets will alter the cash flow.

Interest/Principal Only Stripped Mortgage-Backed Securities (“SMBS”)

Stripped mortgage-backed securities (“SMBS”) are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

SMBS are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other classes will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (the Interest-Only or “IO” class), while the other class will receive all the principal (the Principal-Only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such security’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an Underlying Fund may fail to recoup fully its initial investment in these securities. The determination of whether a particular government-issued IO or PO class backed by fixed-rate mortgages is liquid is made by the adviser or a sub-adviser under guidelines and standards established by an Underlying Fund’s Board. Such a security may be deemed liquid if it can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of NAV per share.

Risks of Mortgage-Related Investment

Investments in mortgage-related securities involve certain risks. In periods of declining interest rates, prices of fixed-income securities tend to rise. However, during such periods, the rate of prepayment of mortgages underlying mortgage-related securities tends to increase, with the result that such prepayments must be reinvested by the issuer at lower rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers of mortgage-related securities. Because investments in mortgage-related securities are interest-rate sensitive, the ability of the issuer to reinvest favorably in underlying mortgages may be limited by government regulation or tax policy. For example, action by the Board of Governors of the Federal Reserve System to limit the growth of the nation’s money supply may cause interest rates to rise and thereby reduce the volume of new residential mortgages. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantees and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations. Further, SMBS are likely to experience greater price volatility than other types of mortgage securities. The yield to maturity on the IO class is extremely sensitive, both to changes in prevailing interest rates and to the rate of principal payments (including prepayments) or the underlying mortgage assets. Similarly, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are made. An Underlying Fund could fail to fully recover its initial investment in a CMO residual or an SMBS.

Municipal Securities

Municipal securities are debt obligations issued by state and local governments, territories and possessions of the United States, regional government authorities, and their agencies and instrumentalities (“municipal securities”). Municipal securities include both notes (which have maturities of less than one year) and bonds (which have maturities of one year or more) that bear fixed or variable rates of interest.

In general, municipal securities debt obligations are issued to obtain funds for a variety of public purposes, such as the construction, repair, or improvement of public facilities, including airports, bridges, housing, hospitals, mass transportation, schools, streets, water and sewer works. Municipal securities may be issued to refinance outstanding obligations and to raise funds for general operating expenses and lending to other public institutions and facilities.

The two principal classifications of municipal securities are “general obligation” securities and “revenue” securities. General obligation securities are secured by the issuer’s pledge of its full faith, credit, and tax power for the payment of principal and interest. Characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to a particular issuer, and the taxes that can be levied for the payment of debt service may be limited or unlimited as to rates or amounts of special assessments. Revenue securities are payable only from the revenues derived from a particular facility, a class of facilities or, in some cases, from the proceeds of a special excise tax. Revenue bonds are issued to finance a wide variety of capital projects, including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund, the assets of which may be used to make principal and interest payments on the issuer’s obligations. Housing finance authorities have a wide range of security; including partially or fully insured mortgages, rent subsidized and collateralized mortgages, and the net revenues from housing or other public projects. Some authorities are provided further security in the form of a state’s assistance (although without obligation) to make up deficiencies in the debt service reserve fund.

Insured municipal debt involves scheduled payments of interest and principal guaranteed by a private, non-governmental or governmental insurance company. The insurance does not guarantee the market value of the municipal debt or the value of the shares of an Underlying Fund.

Securities of issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other law affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

Industrial Development and Pollution Control Bonds. These are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes and pollution control. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

Municipal Lease Obligations. These are lease obligations or installment purchase contract obligations of municipal authorities or entities (“municipal lease obligations”). Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality’s covenant to budget for, appropriate and make the payment due under the lease obligation. “Certificates of participation” are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain “non-appropriation” clauses that provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult. In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.

The Underlying Funds will attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria: (1) rated A or better by at least one nationally recognized securities rating organization (“NRSRO”); (2) secured by payments from a governmental lessee that has actively traded debt obligations; (3) determined by the adviser or sub-adviser to be critical to the lessee’s ability to deliver essential services; and (4) contain legal features which the adviser or sub-adviser deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.

Short-Term Investments

Certain Underlying Funds may invest in the following securities and instruments:

Subordinated Mortgage Securities

Subordinated mortgage securities have certain characteristics and certain associated risks. In general, the subordinated mortgage securities in which the Underlying Funds may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date. One or more classes of each series may be entitled to receive distributions allocable only to principal, principal payments, interest or any combination thereof to one or more other classes, or only after the occurrence of certain events, and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates. The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.

The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated. Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes of certificates of such series (i.e., the subordinated certificates) are paid instead to holders of the senior certificates. Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.

In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount. All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders. Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.

A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated. The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise. Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.

A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancement protecting such senior holder is exhausted. For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security. The primary credit risk of investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages. The Underlying Funds would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.

An Underlying Fund’s adviser or sub-adviser will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities. An Underlying Fund’s adviser or sub-adviser has developed a set of guidelines to assist in the analysis of the mortgage loans underlying subordinated residential mortgage securities. Each pool purchase is reviewed against the guidelines. An Underlying Fund seeks opportunities to acquire subordinated residential mortgage securities when, in the view of the adviser or sub-adviser, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments. An Underlying Fund’s adviser or sub-adviser will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.

U.S. Government Securities

Investments in U.S. government securities include instruments issued by the U.S. Treasury, such as bills, notes and bonds. These instruments are direct obligations of the U.S. government and, such as, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. In addition, U.S. government securities include securities issued by instrumentalities of the U.S. government, such as the GNMA, which are also backed by the full faith and credit of the United States. Also included in the category of U.S. government securities are instruments issued by instrumentalities established or sponsored by the U.S. government, such as the Student Loan Marketing Association, the FNMA and the FHLMC. While these securities are issued, in general, under the authority of an Act of Congress, the U.S. government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these authorities may borrow from the U.S. Treasury. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate prepayment, and may not be able to assert a claim against the United States itself if the agency or instrumentality does not meet its commitment. Each Underlying Fund generally will invest in securities of such agencies or instrumentalities only when the adviser or sub-advisers are satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities backed by the full faith and credit of the United States.

In September 2008, FNMA and FHLMC were each placed into conservatorship by the U.S. government under the authority of the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. government, with a stated purpose to preserve and conserve FNMA’s and FHLMC’s assets and property and to put FNMA and FHLMC in a sound and solvent condition. The U.S. Treasury has made a commitment of indefinite duration to maintain the positive net worth of FNMA and FHLMC in exchange for senior preferred stock and warrants for common stock of the entities. In addition, the U.S. Treasury established a temporary secured lending credit facility that was available to FNMA and FHLMC until December 2009; and entered into a temporary program to purchase FNMA and FHLMC mortgage-related securities, which ended on March 31, 2010. No assurance can be given that the purposes of the conservatorship and related actions under the authority of FHFA will be met or that the U.S. Treasury’s initiative will be successful.

OTHER INVESTMENTS

Asset-Backed Securities

Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, each Underlying Fund’s ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and an Underlying Fund must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates.

Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.

Asset-backed securities backed by certain types of collateral tend to have prepayment rates that do not vary with interest rates; the short-term nature of the loans may also tend to reduce the impact of any change in prepayment level. Other asset-backed securities, such as home equity asset-backed securities, have prepayment rates that are sensitive to interest rates. Faster prepayments will shorten the average life and slower prepayments will lengthen it. Asset-backed securities may be pass-through, representing actual equity ownership of the underlying assets, or pay-through, representing debt instruments supported by cash flows from the underlying assets.

The non-mortgage-related asset-backed securities in which certain Underlying Funds may invest include, but are not limited to, interests in pools of receivables, such as credit card and accounts receivables and motor vehicle and other installment purchase obligations and leases. Interests in these pools are not backed by the U.S. government and may or may not be secured.

The credit characteristics of asset-backed securities differs in a number of respects from those of traditional debt securities. Asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to other debt obligations, and there is a possibility that recoveries on repossessed collateral may not be available to support payment on these securities.

Banking Industry Obligations

Banking industry obligations include certificates of deposit, bankers’ acceptances and fixed-time deposits. The Underlying Funds will not invest in obligations issues by a bank unless: (i) the bank is a U.S. bank and a member of the Federal Deposit Insurance Corporation (“FDIC”); and (ii) the bank has total assets of at least $1 billion (U.S.) or, if not, the Underlying Fund’s investment is limited to the FDIC-insured amount of $250,000.

Bankers Certificates of Deposit, Bankers’ Acceptances and Time Deposits. Certain Underlying Funds may acquire certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by an Underlying Fund will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government.

An Underlying Fund holding instruments of foreign banks or financial institutions may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry. Federal and state laws and regulations require domestic banks to maintain specified levels of reserves, limit the amount which they can loan to a single borrower, and subject them to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that a Portfolio may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its respective investment objectives and policies stated above and in the Prospectuses, certain Underlying Funds may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations. Certain Underlying Funds may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations. Certain Underlying Funds may invest a portion of their assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, the Underlying Funds may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated “AA” or higher by S&P or “Aa” or higher by Moody’s.

Credit-Linked Notes (“CLN”)

A credit-linked note (“CLN”) is generally issued by one party with a credit option, or risk, linked to a second party. The embedded credit option allows the first party to shift a specific credit risk to the CLN holder, or a Portfolio in this case. The CLN is issued by a trust, a special purpose vehicle, collateralized by AAA-rated securities. The CLN’s price or coupon is linked to the performance of the reference asset of the second party. Generally, the CLN holder receives either fixed or floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specific credit-related events. Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate. The CLN holder bears the risk of default by the second party and any unforeseen movements in the reference asset, which could lead to loss of principal and receipt of interest payments. In return for these risks, the CLN holder receives a higher yield. As with most derivative instruments, valuation of a CLN is difficult due to the complexity of the security (i.e., the embedded option is not easily priced). The Underlying Funds cannot assure that they can implement a successful strategy regarding this type of investment.

Derivatives

Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Types of derivatives include options, futures contracts, options on futures, forward contracts and swap agreements. Derivative instruments may be used for a variety of reasons; including enhancing returns, hedging against certain market risks, or providing a substitute for purchasing or selling particular securities. Derivatives may provide a cheaper, quicker or more specifically focused way for an Underlying Fund to invest than “traditional” securities would.

Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit an Underlying Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way the Underlying Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.

Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency, which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily payment system (i.e., margin requirements) operated by the clearing agency to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, an Underlying Fund will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner, as they would review the credit quality of a security to be purchased by the Underlying Fund. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

The value of some derivative instruments in which an Underlying Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of an Underlying Fund, the ability of an Underlying Fund to successfully utilize these instruments may depend in part upon the ability of the Underlying Fund’s adviser of sub-adviser to forecast interest rates and other economic factors correctly. If the Underlying Fund’s adviser or sub-adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Underlying Fund could be exposed to the risk of loss.

An Underlying Fund might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If an Underlying Fund’s adviser or sub-adviser incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for an Underlying Fund, the Underlying Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of an Underlying Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Underlying Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of the Underlying Fund to close out or to liquidate its derivatives positions. In addition, an Underlying Fund’s use of such instruments may cause the Underlying Fund to realize higher amounts of short-term capital gains generally (generally taxed at ordinary income tax rates) than if it had not used such instruments.

The Portfolios have claimed an exclusion from the definition of a Commodity Pool Operator (“CPO”) under the Commodity Exchange Act and therefore are not subject to registration or regulation as a CPO. There can be no assurance that the use of derivative instruments will benefit the Portfolios.

Options on Securities and Indices – Certain Underlying Funds may, to the extent specified herein or in the Prospectuses, purchase and sell both put and call options on fixed-income or other securities or indices in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.

Certain Underlying Funds will write call options and put options only if they are “covered.” In the case of a call option on a security, the option is “covered” if an Underlying Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Underlying Fund’s adviser or sub-adviser in accordance with procedures established by the Board, in such amount are segregated by its custodian) upon conversion or exchange of other securities held by the Underlying Funds. For a call option on an index, the option is covered if an Underlying Fund maintains with its custodian assets determined to be liquid by an Underlying Fund’s adviser or sub-adviser in accordance with procedures established by the Board, in an amount equal to the contract value of the index. A call option is also covered if an Underlying Fund holds a call on the same security or index as the call written where the exercise price of the call held is: (i) equal to or less than the exercise price of the call written; or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Underlying Funds in segregated assets determined to be liquid by the Underlying Fund’s adviser or sub-adviser in accordance with procedures established by the Board. A put option on a security or an index is “covered” if the Underlying Fund segregates assets determined to be liquid by the Underlying Fund’s adviser or sub-adviser in accordance with procedures established by the Board, equal to the exercise price. A put option is also covered if an Underlying Fund holds a put on the same security or index as the put written where the exercise price of the put held is: (i) equal to or greater than the exercise price of the put written; or (ii) less than the exercise price of the put written, provided the difference is maintained by the Underlying Fund in segregated assets determined to be liquid by the Underlying Fund’s adviser or sub-adviser in accordance with procedures established by the Board.

If an option written by an Underlying Fund expires unexercised, the Underlying Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by an Underlying Fund expires unexercised, the Underlying Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Underlying Funds desire.

An Underlying Fund may well sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. The Underlying Funds will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Underlying Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Underlying Funds will realize a capital gain or, if it is less, the Underlying Funds will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by the Underlying Funds is an asset of the

Underlying Funds. The premium received for an option written by the Underlying Funds is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

Certain Underlying Funds may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet an Underlying Fund’s immediate obligations. The Underlying Funds may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Underlying Funds will also segregate liquid assets equivalent to the amount, if any, by which the put is “in the money.”

Risks Associated with Options on Securities and Indices - There are several risks associated with transactions in options on securities and on indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Underlying Funds is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Underlying Funds will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when the Underlying Funds seek to close out an option position. If the Underlying Funds were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If the Underlying Funds were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, the Underlying Funds forgo, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased by the Underlying Funds, the Underlying Funds would not be able to close out the option. If restrictions on exercise were imposed, the Underlying Funds might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Underlying Funds is covered by an option on the same index purchased by the Underlying Funds, movements in the index may result in a loss to the Underlying Funds; however, such losses may be mitigated by changes in the value of the Underlying Fund’s securities during the period the option was outstanding.

Foreign Currency Options – Certain Underlying Funds may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives that purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits, which may limit the ability of the Underlying Funds to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Futures Contracts and Options on Futures Contracts - A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or commodity. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

Certain Underlying Funds may invest in futures contracts and options thereon (“futures options”) including such contracts or options with respect to, but not limited to, interest rates, commodities, and security or commodity indices. To the extent that an Underlying Fund may invest in foreign currency-denominated securities, it may also invest in foreign currency futures contracts and options thereon.

An interest rate, commodity, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, commodity, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indices as well as financial instruments and foreign currencies including: the Standard & Poor’s 500® Composite Stock Price (“S&P 500®“) Index; the Standard & Poor’s MidCap 400 (“S&P MidCap 400”) Index; the Nikkei 225; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian and certain multinational currencies, such as the Euro. It is expected that other futures contracts will be developed and traded in the future.

Certain Underlying Funds may purchase and write call and put futures options, as specified for those Underlying Funds in this SAI or the Prospectuses. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

Certain Underlying Funds intend generally to limit their use of futures contracts and futures options to “bona fide hedging” transactions, as such term is defined in applicable regulations, interpretations and practice. For example, an Underlying Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Underlying Fund’s securities or the price of the securities, which the Underlying Fund intends to purchase. An Underlying Fund’s hedging activities may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce an Underlying Fund’s exposure to interest rate fluctuations, the Underlying Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

Certain Underlying Funds will only enter into futures contracts and futures options, which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

When a purchase or sale of a futures contract is made by an Underlying Fund, the Underlying Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by the Underlying Fund’s adviser or sub-adviser in accordance with procedures established by the Board (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Underlying Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Underlying Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Underlying Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Underlying Fund pays or receives cash, called “variation margin” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by Underlying Fund but is instead a settlement between Underlying Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Underlying Fund will mark to market its open futures positions.

Certain Underlying Funds are also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by Underlying Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If an offsetting purchase price is less than the original sale price, an Underlying Fund realizes a capital gain, or if it is more, the Underlying Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, Underlying Fund realizes a capital gain, or if it is less, the Underlying Fund realizes a capital loss. The transaction costs must also be included in these calculations.

A covered straddle consists of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Underlying Fund’s immediate obligations. An Underlying Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, an Underlying Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is “in the money.”

Limitations on Use of Futures and Futures Options - In general, an Underlying Fund intends to enter into positions in futures contracts and related options only for “bona fide hedging” purposes. When purchasing a futures contract, an Underlying Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Underlying Fund’s adviser or sub-adviser in accordance with procedures established by the Board, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, an Underlying Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Underlying Fund.

When purchasing a futures contract, an Underlying Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Underlying Fund’s adviser or sub-adviser in accordance with procedures established by the Board, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, an Underlying Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Underlying Fund.

When selling a futures contract, an Underlying Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Underlying Fund’s adviser or sub-adviser in accordance with procedures established by the Board, that are equal to the market value of the instruments underlying the contract. Alternatively, an Underlying Fund may “cover” its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting Underlying Fund to purchase the same futures contract at a price no higher than the price of the contract written by an Underlying Fund (or at a higher price if the difference is maintained in liquid assets with the Underlying Fund’s custodian).

When selling a call option on a futures contract, an Underlying Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Underlying Fund’s adviser or sub-adviser in accordance with procedures established by the Board, that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, an Underlying Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by an Underlying Fund.

When selling a put option on a futures contract, an Underlying Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Underlying Fund’s adviser or sub-adviser in accordance with procedures established by the Board, that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, an Underlying Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Underlying Fund.

To the extent that securities with maturities greater than one year are used to segregate assets to cover an Underlying Fund’s obligations under the futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Underlying Fund’s portfolio, and may require liquidation of portfolio positions when it is not advantageous to do so. However, any potential risk of leverage resulting from the use of securities with maturities greater than one year may be mitigated by the overall duration limit on an Underlying Fund’s portfolio securities. Thus, the use of a longer-term security may require an Underlying Fund to hold offsetting short-term securities to balance the Underlying Fund’s portfolio such that the Underlying Fund’s duration does not exceed the maximum permitted for an Underlying Fund in the prospectuses.

The requirements for qualification as a regulated investment company also may limit the extent to which

Underlying Fund may enter into futures, futures options or forward contracts.

Risks Associated with Futures and Futures Options – There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in an Underlying Fund’s securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Future exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential loses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holder of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when an Underlying Fund seeks to close out a futures or a futures option position, and that an Underlying Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts, and Forward Currency Exchange Contracts and Options Thereon – Options on securities, futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in an Underlying Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lesser trading volume.

Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, an Underlying Fund can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when an Underlying Fund writes a dealer option, the Underlying Fund can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While the Underlying Funds seek to enter into dealer options only with dealers who will agree to and can enter into closing transactions with an Underlying Fund, no assurance exists that an Underlying Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless an Underlying Fund, as a covered dealer/call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, an Underlying Fund may be unable to liquidate a dealer option. With respect to options written by an Underlying Fund, the inability to enter into a closing transaction may result in material losses to an Underlying Fund. For example, because an Underlying Fund must maintain a secured position with respect to any call option on a security it writes, the Underlying Fund may not sell the assets that it has segregated to secure the position while it is obligated under the option. This requirement may impair the Underlying Fund’s ability to sell portfolio securities at a time when such sale might be advantageous.

Financial Futures Contracts And Related Options. Financial futures contracts and related options may be used to hedge against changes in the market value of portfolio securities or securities intended to be purchased. An Underlying Fund could purchase a financial futures contract (such as an interest rate futures contract or securities index futures contract) to protect against a decline in the value of its portfolio or to gain exposure to securities which Underlying Fund otherwise wishes to purchase. Hedging is accomplished when an investor takes a position in the futures market opposite to his cash market position. There are two types of hedges — long (or buying) and short (or selling) hedges. Historically, prices in the futures market have tended to move in concert with cash market prices, and prices in the futures market have maintained a fairly predictable relationship to prices in the cash market. Thus, a decline in the market value of securities in the Underlying Fund’s portfolio may be protected against to a considerable extent by gains realized on futures contracts sales. Similarly, it is possible to protect against an increase in the market price of securities that the Underlying Funds may wish to purchase in the future by purchasing futures contracts.

Financial futures contracts, which are traded on a recognized exchange or board of trade, may be used. Financial futures contracts consist of interest rate futures contracts and securities index futures contracts. A public market presently exists in interest rate futures contracts covering long-term U.S. Treasury bonds, U.S. Treasury notes, three-month U.S. Treasury bills and GNMA Certificates. Securities index futures contracts are currently traded with respect to the S&P 500® Index and such other broad-based stock market indices as the New York Stock Exchange Composite Stock Index and the Value Line Composite Stock Price Index. A clearing corporation associated with the exchange or board of trade on which a financial futures contract trades assumes responsibility for the completion of transactions and also guarantees that open futures contracts will be performed.

An interest rate futures contract obligates the seller of the contract to deliver, and the purchaser to take delivery of, the interest rate securities called for in the contract at a specified future time and at a specified price. A stock index assigns relative values to the common stocks included in the index, and the index fluctuates with changes in the market values of the common stocks so included. A stock index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. An option on a financial futures contract gives the purchaser the right to assume a position in the contract (a long position if the option is a call and short position if the option is a put) at a specified exercise price at any time during the period of the option.

In contrast to the situation when an Underlying Fund purchases or sells a security, no security is delivered or received by Underlying Fund upon the purchase or sale of a financial futures contract. Initially, the Underlying Fund will be required to segregate with its custodian bank an amount of cash and/or liquid assets. This amount is known as initial margin and is in the nature of a performance bond or good faith deposit on the contract. The current initial margin deposit required per contract is approximately 5% of the contract amount. Brokers may establish deposit requirements higher than this minimum. Subsequent payments, called variation margin, will be made to and from the account on a daily basis as the price of the futures contract fluctuates. This process is known as marking to market. At the time of purchase of a futures contract or a call option on a futures contract, an amount of cash, U.S. government securities or other appropriate high-grade securities equal to the market value of the futures contract minus the Underlying Fund’s initial margin deposit with respect thereto will be segregated with the Underlying Fund’s custodian bank to collateralize fully the position and thereby ensure that it is not leveraged. The extent to which the Underlying Fund may enter into financial futures contracts and related options may also be limited by the requirements of the Code for qualification as a regulated investment company.

The writer of an option on a futures contract is required to deposit margin pursuant to requirements similar to those applicable to futures contracts. Upon exercise of an option on a futures contract, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s margin account. This amount will be equal to the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

Although financial futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out is accomplished by effecting an offsetting transaction. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of securities and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller immediately would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller immediately would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same securities and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss.

The Underlying Funds will pay commissions on financial futures contracts and related options transactions. These commissions may be higher than those that would apply to purchases and sales of securities directly.

Limitations and Risks on Futures Contracts and Related Options

The purchase of options involves certain risks. If a put option purchased by an Underlying Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price, the Underlying Fund will lose its entire investment in the option. Also, where a put option is purchased to hedge against price movements in a particular security, the price of the put option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, an Underlying Fund may be unable to close out a position. Positions in futures contracts and related options may be closed out only on an exchange that provides a secondary market for such contracts or options. An Underlying Fund will enter into an option or futures position only if there appears to be a liquid secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular option or futures contract at any specific time. Thus, it may not be possible to close out a futures or related option position. In the case of a futures position, in the event of adverse price movements, the Underlying Fund would continue to be required to make daily margin payments. In this situation, if the Underlying Fund has insufficient cash to meet daily margin requirements it may have to sell portfolio securities at a time when it may be disadvantageous to do so. In addition, the Underlying Fund may be required to take or make delivery of the securities underlying the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Underlying Fund’s ability to hedge its portfolio effectively.

There are several risks in connection with the use of futures contracts as a hedging device. While hedging can provide protection against an adverse movement in market prices, it can also preclude a hedger’s opportunity to benefit from a favorable market movement. In addition, investing in futures contracts and options on futures contracts will cause the Underlying Funds to incur additional brokerage commissions and may cause an increase in the Underlying Fund’s portfolio turnover rate. The successful use of futures contracts and related options also depends on the ability of the adviser or sub-adviser to forecast correctly the direction and extent of market movements within a given time frame. To the extent market prices remain stable during the period a futures contract or option is held by an Underlying Fund or such prices move in a direction opposite to that anticipated, the Underlying Fund may realize a loss on the hedging transaction that is not offset by an increase in the value of its portfolio securities. As a result, the return of the Underlying Fund for the period may be less than if it had not engaged in the hedging transaction.

The use of futures contracts involves the risk of imperfect correlation in movements in the price of futures contracts and movements in the price of the securities that are being hedged. If the price of the futures contract moves more or less than the price of the securities being hedged, an Underlying Fund will experience a gain or loss that will not be completely offset by movements in the price of the securities. It is possible that, where an Underlying Fund has sold futures contracts to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Underlying Fund’s portfolio may decline. If this occurred, the Underlying Fund would lose money on the futures contract and would also experience a decline in value in its portfolio securities. Where futures are purchased to hedge against a possible increase in the prices of securities before the Underlying Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline; if the Underlying Fund then determines not to invest in securities (or options) at that time because of concern as to possible further market decline or for other reasons, the Underlying Fund will realize a loss on the futures that would not be offset by a reduction in the price of the securities purchased.

The market prices of futures contracts may be affected if participants in the futures market elect to close out their contracts through off-setting transactions rather than to meet margin deposit requirements. In such a case, distortions in the normal relationship between the cash and futures markets could result. Price distortions could also result if investors in futures contracts opt to make or take delivery of the underlying securities rather than to engage in closing transactions due to the resultant reduction in the liquidity of the futures market. In addition, due to the fact that, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends may still not result in a successful transaction.

Compared to the purchase or sale of futures contracts, the purchase of put or call options on futures contracts involves less potential risk for an Underlying Fund because the maximum amount at risk is the premium paid for the options plus transaction costs. However, there may be circumstances when the purchase of an option on a futures contract would result in a loss to an Underlying Fund while the purchase or sale of the futures contract would not have resulted in a loss, such as when there is no movement in the price of the underlying securities.

Foreign Currency Futures Contracts. Foreign currency future contracts may be used for hedging purposes. A foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a foreign currency at a specified price and time. A public market exists in futures contracts covering several foreign currencies, including the Australian dollar, the Canadian dollar, the British Pound, the Japanese Yen, the Swiss Franc, and certain multinational currencies such as the Euro. Other foreign currency futures contracts are likely to be developed and traded in the future.

Foreign Currency Options

A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. The Underlying Funds use foreign currency options separately or in combination to control currency volatility. Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of call option on the same currency with the same expiration date but with different exercise (or “strike”) prices. Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price. Foreign currency options are derivative securities. Currency options traded on U.S. or other exchanges may be subject to position limits, which may limit the ability of the Underlying Funds to reduce foreign currency risk using such options.

As with other kinds of option transactions, writing options on foreign currency constitutes only a partial hedge, up to the amount of the premium received. The Underlying Funds could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to an Underlying Fund’s position, the Underlying Fund may forfeit the entire amount of the premium plus related transaction costs.

Forward Currency Contracts

Forward currency contracts are entered into in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, an Underlying Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

Over-the-Counter Options (“OTC Options”)

Over-the-counter options (“OTC Options”) and the assets used as cover for written OTC Options are illiquid securities. An Underlying Fund will write OTC Options only with U.S. government securities dealers recognized by the Board of Governors of the Federal Reserve System or member banks of the Federal Reserve System (“dealers”). In connection with these special arrangements, an Underlying Fund intends to establish standards for the creditworthiness of the dealers with which it may enter into OTC Option contracts and those standards, as modified from time to time, will be implemented and monitored by the Underlying Fund’s adviser or sub-adviser. Under these special arrangements, an Underlying Fund will enter into contracts with dealers that provide that the Underlying Fund has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but that in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different dealers, the formula will generally be based on multiple of the premium received by an Underlying Fund for writing the option, plus the amount, if any, by which the options is “in-the-money.” The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written “out-of-the-money.”

“Strike price” refers to the price at which an option will be exercised. “Cover Assets” refers to the amount of cash, liquid assets or high quality debt instruments that must be segregated to collateralize the value of the futures contracts written by an Underlying Fund. Under such circumstances, an Underlying Fund will treat as illiquid that amount of the cover assets equal to the amount by which the formula price for the repurchase of the option is greater than the amount by which the market value of the security subject to the option exceeds the exercise price of the option (the amount by which the option is “in-the-money”). Although each agreement will provide that an Underlying Fund’s repurchase price shall be determined in good faith (and that it shall not exceed the maximum determined pursuant to the formula), the formula price will not necessarily reflect the market value of the option written. Therefore, an Underlying Fund might pay more to repurchase the OTC Option contract than the Underlying Fund would pay to close out a similar exchange traded option.

Purchasing Options

Purchasing Put and Call Options. Put and call options are derivative securities traded on United States and foreign exchanges, including the American Stock Exchange, Chicago Board Options Exchange, Philadelphia Stock Exchange, Pacific Stock Exchange and NYSE. Except as indicated in “Portfolio Hedging,” the Underlying Funds may engage in trading of such derivative securities exclusively for hedging purposes.

If a put option is purchased, the Underlying Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for “American-style” options) or on the option expiration date (for “European-style” options). Purchasing put options may be used as a portfolio investment strategy when the adviser or sub-adviser perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If the Underlying Fund holds a stock which the adviser or sub-adviser believes has strong fundamentals, but for some reason may be weak in the near term, the Underlying Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, the Underlying Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put’s strike price and the market price of the underlying security on the date the Underlying Fund exercises the put, less transaction costs, is the amount by which the Underlying Fund hedges against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put’s strike price, the put will expire worthless, representing a loss of the price the Underlying Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the premium paid for the put option less any amount for which the put may be sold reduces the profit the Underlying Fund realizes on the sale of the securities.

If a call option is purchased, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if the Underlying Fund has a short position in the underlying security and the security thereafter increases in price. The Underlying Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If an Underlying Fund purchases the call option to hedge a short position in the underlying security and the price of the underlying security thereafter falls, the premium paid for the call option less any amount for which such option may be sold reduces the profit the Underlying Fund realizes on the cover of the short position in the security.

Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a “closing sale transaction,” which is accomplished by selling an option of the same series as the option previously purchased. The Underlying Funds generally will purchase only those options for which the Adviser or Sub-Adviser believes there is an active secondary market to facilitate closing transactions.

Stock Index Options

Stock index options include put and call options with respect to the S&P 500® Index and other stock indices. These may be purchased as a hedge against changes in the values of portfolio securities or securities which it intends to purchase or sell, or to reduce risks inherent in the ongoing management of an Underlying Fund.

The distinctive characteristics of options on stock indices create certain risks not found in stock options generally. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether an Underlying Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of stock prices in the stock market generally rather than movements in the price of a particular stock. Accordingly, successful use by an Underlying Fund of options on a stock index depends on the Underlying Fund’s adviser’s or sub-adviser’s ability to predict correctly movements in the direction of the stock market generally. This requires different skills and techniques than predicting changes in the price of individual stocks.

Index prices may be distorted if circumstances disrupt trading of certain stocks included in the index, such as if trading were halted in a substantial number of stocks included in the index. If this happens, an Underlying Fund could be unable to close out options, which it had purchased, and if restrictions on exercise were imposed, the Underlying Fund might be unable to exercise an option it holds, which could result in substantial losses to the Underlying Fund. The Underlying Funds purchase put or call options only with respect to an index which the Underlying Fund’s adviser or sub-adviser believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.

Straddles

A straddle, which may be used for hedging purposes, is a combination of put and call options on the same underlying security used for hedging purposes to adjust the risk and return characteristics of an Underlying Fund’s overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Warrants

A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of an Underlying Fund’s entire investment therein).

Put and call index warrants are instruments whose values vary depending on the change in the value of one or more specified securities indices (“Index Warrants”). Index Warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer, based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the Index Warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise, based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise, based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If an Underlying Fund were not to exercise an Index Warrant prior to its expiration, then the Underlying Fund would lose the amount of the purchase price paid by it for the warrant. Certain Underlying Funds will normally use Index Warrants in a manner similar to their use of options on securities indices. The risks of using Index Warrants are generally similar to those relating to its use of index options. Unlike most index options, however, Index Warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution that issues the warrant. Also, Index Warrants generally have longer terms than index options. Index Warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of Index Warrants may limit an Underlying Fund’s ability to exercise the warrants at such time, or in such quantities, as the Underlying Fund would otherwise wish to do.

Writing Options

Covered call options are considered “covered” if an Underlying Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in the case of a written call option will permit an Underlying Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction allows the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Underlying Fund. If the Underlying Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security. An Underlying Fund realizes a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. An Underlying Fund realizes a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, appreciation of the underlying security owned by the Underlying Fund generally offsets, in whole or in part, any loss to the Underlying Fund resulting from the repurchase of a call option.

Risks of Investing in Options on Securities and Indices

There are several risks associated with transactions in options on securities and indices. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class of series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which an Underlying Fund may enter into options transactions may be limited by the Code requirements for qualification of the Underlying Fund as a regulated investment company. (See, “Tax Considerations.”)

In addition, foreign option exchanges do not afford to participants many of the protections available in U.S. option exchanges. For example, there may be no daily price fluctuation limits in such exchanges or markets, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an Underlying Fund as an option writer could lose amounts substantially in excess of its initial investment, due to the margin and collateral requirements typically associated with such option writing. (See “OTC Options.”)

Index-, Currency- and Equity-Linked Securities

“Indexed-Linked” or “commodity-linked” notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500® Index or a weighted index of commodity futures such as crude oil, gasoline and natural gas. They may also invest in “equity-linked” and “currency-linked” debt securities. At maturity, the principal amount of an equity-linked debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate-term instruments having a value at maturity, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

Index and currency-linked securities are derivative instruments that may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by an Underlying Fund’s adviser or sub-adviser. Markets, underlying securities and indices may move in a direction that was not anticipated by the Underlying Fund’s adviser or sub-adviser. Performance of the derivatives may be influenced by interest rate and other market changes in the United States and abroad. Certain derivative instruments may be illiquid. See “Restricted Securities, Illiquid Securities and Liquidity Requirements” below.

Initial Public Offerings (“IPOs”)

IPOs occur when a company first offers its securities to the public. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO.

Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

The price of a company’s securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, an Underlying Fund’s adviser or sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Underlying Fund. Any gains from shares held for one year or less will be treated as short-term gains, taxable as ordinary income to an Underlying Fund’s shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

The effect of an IPO investment can have a magnified impact on an Underlying Fund’s performance when the Underlying Fund’s asset base is small. Consequently, IPOs may constitute a significant portion of the Underlying Funds’ returns particularly when the Underlying Fund is small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of an Underlying Fund’s assets as it increases in size and, therefore, have a more limited effect on the Underlying Fund’s performance.

There can be no assurance that IPOs will continue to be available for the Underlying Funds to purchase. The number or quality of IPOs available for purchase by the Underlying Funds may vary, decrease or entirely disappear. In some cases, the Underlying Funds may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Underlying Funds to realize a profit.

Loan Participation and Assignments

An Underlying Fund’s investment in loan participations typically will result in the Underlying Fund having a contractual relationship only with the lender and not with the borrower. An Underlying Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participation, an Underlying Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any right of set-off against the borrower, and the Underlying Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Underlying Fund may be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, an Underlying Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

When an Underlying Fund purchases a loan assignment from lenders, it will acquire direct rights against the borrowers on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by an Underlying Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Because there is no liquid market for such securities, an Underlying Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and an Underlying Fund’s ability to dispose of particular assignments or participation when necessary to meet redemption of Underlying Fund shares, to meet the Underlying Fund’s liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for assignments and participation also may make it more difficult for the Underlying Fund to value these securities for purposes of calculating its net asset value.

Other Investment Companies

An investment company is a company engaged in the business of pooling investors’ money and trading in securities for them. Examples include face-amount certificate companies, unit investment trusts and management companies. When a Portfolio or an Underlying Fund invests in other investment companies, shareholders of the Portfolio or the Underlying Fund bear their proportionate share of the investment companies’ fees and expenses.

Exchange-Traded Funds (“ETFs”) – An ETF is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment. ETFs are on exchanges and traded similar to a publicly traded company. Similarly, the risks and costs are similar to that of a publicly traded company. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses of its underlying index. The risk of not correlating to the index is an additional risk to the investors of ETFs. Because ETFs trade on an exchange, they may not trade at NAV. Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETF’s underlying securities. Additionally, if a Portfolio or an Underlying Fund elects to redeem its ETF shares rather than selling them on the secondary market, the Portfolio or the Underlying Fund may receive the underlying securities which it must then sell in order to obtain cash. Additionally, when a Portfolio or an Underlying Fund invests in ETFs, shareholders of the Portfolio or the Underlying Fund bear their proportionate share of the underlying ETF’s fees and expenses.

Holding Company Depositary Receipts (“HOLDRs”) – HOLDRs are trust-issued receipts that represent a Portfolio or an Underlying Fund’s beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stock. For example, a Portfolio or an Underlying Fund’s investments will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.

Senior Loans

The Underlying Funds may invest in investment companies that invest primarily in interests in variable or floating rate loans or notes (“Senior Loans”). Senior Loans, in most circumstances, are fully collateralized by assets of a corporation, partnership, limited liability company, or other business entity. Senior Loans vary from other types of debt in that they generally hold a senior position in the capital structure of a borrower. Thus, Senior Loans are generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors and preferred or common stockholders.

Substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements. The value of an Underlying Fund’s assets may also be affected by other uncertainties such as economic developments affecting the market for Senior Loans or affecting borrowers generally.

Senior Loans usually include restrictive covenants that must be maintained by the borrower. Under certain interests in Senior Loans, an investment company investing in a Senior Loan may have an obligation to make additional loans upon demand by the borrower. Senior Loans, unlike certain bonds, usually do not have call protection. This means that interests, while having a stated one to ten-year term, may be prepaid, often without penalty. The rate of such prepayments may be affected by, among other things, general business and economic conditions, as well as the financial status of the borrower. Prepayment would cause the actual duration of a Senior Loan to be shorter than its stated maturity.

Credit Risk. Information about interests in Senior Loans generally is not in the public domain, and interests are generally not currently rated by any nationally recognized rating service. Senior Loans are subject to the risk of nonpayment of scheduled interest or principal payments. Issuers of Senior Loans generally have either issued debt securities that are rate lower than investment grade, or, if they had issued debt securities, such debt securities would likely be rated lower than investment grade. However, unlike other types of debt securities, Senior Loans are generally fully collateralized.

In the event of a failure to pay scheduled interest or principal payments on Senior Loans, an investment company investing in that Senior Loan could experience a reduction in its income, and would experience a decline in the market value of the particular Senior Loan so affected, and may experience a decline in the NAV or the amount of the dividends. In the event of a bankruptcy of the borrower, the investment company could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing the Senior Loan.

Collateral. Senior Loans typically will be secured by pledges of collateral from the borrower in the form of tangible assets and intangible assets. In some instances, an investment company may invest in Senior Loans that are secured only by stock of the borrower or its subsidiaries or affiliates. The value of the collateral may decline below the principal amount of the Senior Loan subsequent to an investment in such Senior Loans. In addition, to the extent that collateral consists of stock of the borrower or its subsidiaries or affiliates, there is a risk that the stock may decline in value, be relatively illiquid, or may lose all or substantially all of its value, causing the Senior Loan to be under-collateralized.

Limited Secondary Market. Although it is growing, the secondary market for Senior Loans is currently limited. There is no organized exchange or board of trade on which Senior Loans may be traded; instead, the secondary market for Senior Loans is an unregulated inter-dealer or inter-bank market. Accordingly, Senior Loans may be illiquid. In addition, Senior Loans generally require the consent of the borrower prior to sale or assignment. These consent requirements may delay or impede an Underlying Fund’s ability to sell Senior Loans. In addition, because the secondary market for Senior Loans may be limited, it may be difficult to value Senior Loans. Market quotations may not be available and valuation may require more research than for liquid securities. In addition, elements of judgment may play a greater role in the valuation, because there is less reliable, objective data available.

Hybrid Loans. The growth of the syndicated loan market has produced loan structures with characteristics similar to Senior Loans but which resemble bonds in some respects, and generally offer less covenant or other protections than traditional Senior Loans while still being collateralized (“Hybrid Loans”). With Hybrid Loans, an Underlying Fund may not possess a senior claim to all of the collateral securing the Hybrid Loan. Hybrid Loans also may not include covenants that are typical of Senior Loans, such as covenants requiring the maintenance of minimum interest coverage ratios. As a result, Hybrid

Loans present additional risks besides those associated with traditional Senior Loans, although they may provide a relatively higher yield. Because the lenders in Hybrid Loans waive or forego certain loan covenants, their negotiating power or voting rights in the event of a default may be diminished. As a result, the lenders’ interests may not be represented as significantly as in the case of a conventional Senior Loan. In addition, because an investment company’s security interest in some of the collateral may be subordinate to other creditors, the risk of nonpayment of interest or loss of principal may be greater than would be the case with conventional Senior Loans.

Subordinated and Unsecured Loans. The primary risk arising in connection with subordinated loans is that because the holder’s interested in subordinated, there is the potential for loss in the event of default by the issuer of the loans. Subordinated loans in an insolvency bear an increased share, relative to senior secured lenders, of the ultimate risk that the borrower’s assets are insufficient to meet its obligations to its creditors. Unsecured loans are not secured by any specific collateral of the borrower. They do not enjoy the security associated with collateralization and may pose a greater risk of nonpayment of interest or loss of principal than do secured loans.

Private Funds

Private underlying funds include U.S. or foreign private limited partnerships or other investment funds. Investments in private funds may be highly speculative and volatile. Because private funds generally are investment companies for purposes of the 1940 Act, an Underlying Fund’s ability to invest in them will be limited. In addition, Portfolio shareholders will remain subject to an Underlying Fund’s expenses while also bearing their pro rata share of the operating expenses of the private funds. The ability of an Underlying Fund to dispose of interests in private funds is very limited and involves risks, including loss of the Underlying Fund’s entire investment in the private fund.

Private funds include a variety of pooled investments. Generally, these pooled investments are structured as a trust, a special purpose vehicle, and are exempted from registration under the 1940 Act. As an investor, an Underlying Fund owns a proportionate share of the trust. Typically, the trust does not employ a professional investment manager. Instead, the pooled investment tracks some index by investing in the issuers or securities that comprise the index. An Underlying Fund receives a stream of cash flows in the form of interest payments from the underlying assets. However, some pooled investments may not dispose of the underlying securities regardless of the adverse events affecting the issuers depending on the investment strategy utilized. In this type of strategy, the pooled investment continues to hold the underlying securities as long as the issuers of the securities remain members of the tracked index.

The pooled investments allow an Underlying Fund to synchronize the receipt of interest and principal payments and also, diversify some of the risks involved with investing in fixed-income securities. Because the pooled investments hold securities of many issuers, the default of a few issuers would not impact the Portfolio significantly. However, an Underlying Fund bears its proportionate share of any expenses incurred by the pooled investments. In addition, an Underlying Fund assumes the liquidity risks generally associated the privately offered pooled investments.

Pooled investments that are structured as a trust contain many similarities to private funds that are structured as limited partnerships. The primary difference between the trust and the limited partnership structure is the redemption of the ownership interest. Typically, the ownership interests in a typical private fund are redeemable only by the general partners and thus, are restricted from transferring from one party to another. Conversely, the ownership interests in the trust are generally not redeemable by the trust, except under certain circumstances, and are transferable among the general public for publicly offered securities and “qualified purchasers” or “qualified institutional buyers” for privately offered securities.

An Underlying Fund cannot assure that it can achieve better results by investing in a pooled investment versus investing directly in the individual underlying assets.

Private funds also include investments in certain structured securities. Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of an Underlying Fund’s investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, leveraged structure securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex fixed-income investments.

Real Estate Securities

The Underlying Funds in real estate securities include investment in Real Estate Investment Trusts (“REITs”) and other Real Estate Operating Companies (“REOCs”). A REOC is a company that derives at least 50% of its gross revenues or net profits from either: (1) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate; or (2) products or services related to the real estate industry, such as building supplies or mortgage servicing. A REIT is a corporation or business trust that meets the definitional requirements of the Code. Investing in REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general. Although an Underlying Fund will not invest directly in real estate, an Underlying Fund may invest in equity securities of issuers primarily engaged in or related to the real estate industry. Therefore, an investment in REITs is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; changes in interest rates; and acts of terrorism, war or other acts of violence. To the extent that assets underlying the REIT’s investments are concentrated geographically, by property type or in certain other respects, the REITs may be subject to certain of the foregoing risks to a greater extent. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed-rate obligations.

Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.

Investments in mortgage-related securities involve certain risks. In periods of declining interest rates, prices of fixed-income securities tend to rise. However, during such periods, the rate of prepayment of mortgages underlying mortgage-related securities tends to increase, with the result that such prepayments must be reinvested by the issuer at lower rates. In addition, the value of such securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers of mortgage-related securities owned by the Underlying Funds. Because investments in mortgage-related securities are interest sensitive, the ability of the issuer to reinvest or to reinvest favorably in underlying mortgages may be limited by government regulation or tax policy. For example, action by the Board of Governors of the Federal Reserve System to limit the growth of the nation's money supply may cause interest rates to rise and thereby reduce the volume of new residential mortgages. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantees and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

Restricted Securities, Illiquid Securities, and Liquidity Requirements

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by an Underlying Fund. Its illiquidity might prevent the sale of such a security at a time when the adviser or a sub-adviser might wish to sell, and these securities could have the effect of decreasing the overall level of an Underlying Fund’s liquidity. Further, the lack of an established secondary market it may make it more difficult to value illiquid securities, requiring an Underlying Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that an Underlying Fund could realize upon disposition.

Because of the nature of these securities, a considerable period of time may elapse between an Underlying Fund’s decision to dispose of these securities and the time when an Underlying Fund is able to dispose of them, during which time the value of the securities could decline. The expenses of registering restricted securities (excluding securities that may be resold by pursuant to Rule 144A under the 1933 Act) may be negotiated at the time such securities are purchased by an Underlying Fund. When registration is required before the securities may be resold, a considerable period may elapse between the decision to sell the securities and the time when an Underlying Fund would be permitted to sell them. Thus, an Underlying Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. An Underlying Fund may also acquire securities through private placements. Such securities may have contractual restrictions on their resale, which might prevent their resale by an Underlying Fund at a time when such resale would be desirable. Securities that are not readily marketable will be valued by an Underlying Fund in good faith pursuant to procedures adopted by the Portfolios’ Board.

Restricted securities, including private placements, are subject to legal or contractual restrictions on resale. They can be eligible for purchase without SEC registration by certain institutional investors known as “qualified institutional buyers,” and under an Underlying Fund’s procedures, restricted securities could be treated as liquid. However, some restricted securities may be illiquid and restricted securities that are treated as liquid could be less liquid than registered securities traded on established secondary markets. The Underlying Funds may not invest more than 15% of their net assets in illiquid securities, measured at the time of investment. Each Underlying Fund will adhere to a more restrictive investment limitation on its investments in illiquid or restricted securities as required by the securities laws of those jurisdictions where shares of the Underlying Funds are registered for sale.

Securities of Companies with Limited Operating Histories

The Underlying Funds consider securities of companies with limited operating histories to be securities of companies with a record of less than three years’ continuous operation, even including the operations of any predecessors and parents. (These are sometimes referred to as “unseasoned issuers.”) These companies by their nature have only a limited operating history that can be used for evaluating the company’s growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company’s management and less emphasis on fundamental valuation factors than would be the case for more mature companies.

To Be Announced (“TBA”) Sale Commitments

To Be Announced (“TBA”) sale involve commitments where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. An Underlying Fund will enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an Underlying Fund will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss of the commitment without regard to any unrealized gain or loss on the underlying security. If an Underlying Fund delivers securities under the commitment, the Underlying Fund realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.

Zero-Coupon and Pay-In-Kind Securities

The Underlying Funds may invest in zero-coupon securities. Zero-coupon, or deferred interest securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the “cash payment date”) and therefore are issued and traded at a discount from their face amounts or par value. The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. The market prices of zero-coupon and delayed interest securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero-coupon securities having similar maturities and credit quality. Current federal income tax law requires holders of zero-coupon securities to report as interest income each year the portion of the original issue discount on such securities (other than tax-exempt original issue discount from a zero-coupon security) that accrues that year, even though the holders receive no cash payments of interest during the year.

The Underlying Funds may also invest in pay-in-kind securities. Pay-in-kind securities are securities that pay interest or dividends through the issuance of additional securities. An Underlying Fund will be required to report as income annual inclusions of original issue discount over the life of such securities as if it were paid on a current basis, although no cash interest or dividend payments are received by the Underlying Funds until the cash payment date or the securities mature. Under certain circumstances, the Underlying Funds could also be required to include accrued market discount or capital gain with respect to its pay-in-kind securities.

The risks associated with lower rated debt securities apply to these securities. Zero-coupon and pay-in-kind securities are also subject to the risk that in the event of a default, the Underlying Fund may realize no return on its investment, because these securities do not pay cash interest.

INVESTMENT TECHNIQUES

Borrowing

The Underlying Funds may borrow from banks. If an Underlying Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If an Underlying Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Under the 1940 Act, each Underlying Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Underlying Fund’s holdings may be disadvantageous from an investment standpoint.

Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of the portfolio securities or an Underlying Fund’s NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds. Borrowing may be done for any purpose permitted by the 1940 Act.

Portfolio Hedging

Hedging against changes in financial markets, currency rates and interest rates may be utilized. One form of hedging is with “derivatives.” Derivatives (as described above) are instruments whose value is linked to, or derived from, another instrument, like an index or a commodity. Hedging transactions involve certain risks. Although the Underlying Funds may benefit from hedging, unanticipated changes in interest rates or securities prices may result in greater losses for the Underlying Funds than if they did not hedge. If the Underlying Funds do not correctly predict a hedge, it may lose money. In addition, the Underlying Funds pay commissions and other costs in connection with hedging transactions.

Risks Associated With Hedging Transactions. Hedging transactions have special risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, to the extent the adviser’s or sub-adviser’s view as to certain market movements is incorrect, the risk that the use of a hedging transaction could result in losses greater than if it had not been used. Use of call options could result in losses to the Underlying Fund, force the sale or purchase of portfolio securities at inopportune times or for prices lower than current market values, or cause the Underlying Fund to hold a security it might otherwise sell.

Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to an Underlying Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Underlying Fund is engaging in portfolio hedging. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to the Underlying Fund if it is unable to deliver or receive currency or monies in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

In addition, the Underlying Funds pay commissions and other costs in connection with such investments. Losses resulting from the use of hedging transactions will reduce the Underlying Funds’ NAV, and possibly income, and the losses can be greater than if hedging transactions had not been used.

Risks of Hedging Transactions Outside the United States. When conducted outside the United States, hedging transactions may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and will be subject to the risk of government actions affecting trading in, or the price of, foreign securities, currencies and other instruments. The value of positions taken as part of non-U.S. hedging transactions also could be adversely affected by: (1) other complex foreign political, legal and economic factors; (2) lesser availability of data on which to make trading decisions than in the United States; (3) delays in the Underlying Funds’ ability to act upon economic events occurring in foreign markets during non-business hours in the United States; (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (5) lower trading volume and liquidity.

Non-Hedging Strategic Transactions. An Underlying Fund’s options, futures and swap transactions will generally be entered into for hedging purposes — to protect against possible changes in the market values of securities held in or to be purchased for the Underlying Fund’s portfolio resulting from securities markets, currency or interest rate fluctuations, to protect the Underlying Fund’s unrealized gains in the values of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Underlying Fund’s portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchase or sale of particular securities. Each Underlying Fund’s (except ING Index Plus International Equity Fund) net loss exposure resulting from transactions entered into for each purposes will not exceed 5% of the Underlying Fund’s net assets at any one time and, to the extent necessary, the Underlying Fund will close out transactions in order to comply with this limitation. Such transactions are subject to the limitations described above under “Options,” “Futures Contracts,” and “Interest Rate and Currency Swaps.”

Lending of Portfolio Securities

In order to generate additional income, each Underlying Funds may lend portfolio securities to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities provided that the value of the loaned securities do not exceed the percentage set forth in the Underlying Fund’s total assets. No lending may be made with any companies affiliated with the adviser. These loans earn income for the Underlying Funds and are collateralized by cash, securities or letters of credit. The Underlying Funds might experience a loss if the financial institution defaults on the loan. The Underlying Funds seek to mitigate this risk through contracted indemnification upon default.

Loans of portfolio securities earn income for the Underlying Funds and are collateralized by cash, cash equivalents or U.S. government securities. An Underlying Fund might experience a loss if the financial institution defaults on the loan. The borrower, at all times during the loan, must maintain with the

Underlying Funds cash or cash equivalent collateral or provide to the Underlying Funds an irrevocable letter of credit equal in value to at least 102% of the value of loaned domestic securities and 105% of the value of loaned foreign securities on a daily basis. Although voting rights of the loaned securities may pass to the borrower, if a material event affecting the investment in the loaned securities is to occur, the Portfolios must terminate the loan and vote the securities. Alternatively, the Portfolios may enter into an arrangement that ensures that it can vote the proxy even while, the borrower continues to hold the securities. During the time portfolio securities are on loan, the borrower pays the Underlying Funds any interest paid on such securities. The Underlying Funds may invest the cash collateral and earn additional income or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. Loans are subject to termination at the option of the Underlying Funds or the borrower at any time. The Underlying Funds may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

There is the risk that when lending portfolio securities, the securities may not be available to a Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When a Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities. A Portfolio could incur losses in connection with the investment of such collateral.

Repurchase Agreements

Repurchase agreements may be utilized by the Underlying Funds with respect to their portfolio securities. Such agreements may be considered to be loans by the Underlying Funds for purposes of the 1940 Act. Each repurchase agreement must be collateralized fully, in accordance with the provisions of Rule 5b-3 under the 1940 Act, at all times. Pursuant to such repurchase agreements, an Underlying Fund acquires securities from financial institutions such as brokers, dealers and banks, subject to the seller’s agreement to repurchase and the Underlying Fund’s agreement to resell such securities at a mutually agreed upon date and price. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The repurchase price generally equals the price paid by an Underlying Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). The securities underlying a repurchase agreement will be marked to market every business day so that the value of the collateral is at least equal to the value of the loan, including the accrued interest thereon, and the Underlying Fund’s adviser or sub-adviser will monitor the value of the collateral. Securities subject to repurchase agreements will be held by the Underlying Fund’s custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. If the seller defaults on its repurchase obligation, an Underlying Fund holding the repurchase agreement will suffer a loss to a extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause an Underlying Fund’s rights with respect to such securities to be delayed or limited. To mitigate this risk, each Underlying Fund may only enter into repurchase agreements that qualify for an exclusion from any automatic stay of creditors’ rights against the counterparty under applicable insolvency law in the event of the counterparty’s insolvency.

The Underlying Funds treat any securities subject to restrictions on repatriation for more than seven days, and securities issued in connection with foreign debt conversion programs that are restricted as to remittance of invested capital or profit, as illiquid. Illiquid securities do not include securities that are restricted from trading on formal markets for some period of time but for which an active informal market exists, or securities that meet the requirements of Rule 144A under the 1933 Act and that, subject to the review by the Board and guidelines adopted by the Board, the adviser has determined to be liquid.

Reverse Repurchase Agreements and Dollar-Roll Transactions

Reverse repurchase agreement transactions involve the sale of U.S. government securities held by an Underlying Fund, with an agreement that the Underlying Fund will repurchase such securities at an agreed upon price and date. An Underlying Fund will employ reverse repurchase agreements when necessary to meet unanticipated net redemptions so as to avoid liquidating other portfolio investments during unfavorable market conditions. At the time it enters into a reverse repurchase agreement, an Underlying Fund will place in a segregated custodial account cash, liquid assets and/or high quality debt instruments having a dollar value equal to the repurchase price. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. Reverse repurchase agreements, together with other permitted borrowings, may constitute up to 33 1/3% of an Underlying Fund’s total assets. Under the 1940 Act, an Underlying Fund is required to maintain continuous asset coverage of 300% with respect to borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Underlying Fund’s holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of the portfolio securities or an Underlying Fund’s NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

In order to enhance portfolio returns and manage prepayment risks, certain Underlying Funds may engage in dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, an Underlying Fund sells a mortgage security held in the portfolio to a financial institutional such as bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and the repurchase, an Underlying Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for an Underlying Fund exceeding the yield on the sold security. When an Underlying Fund enters into a dollar-roll transaction, cash, liquid assets and/or high quality debt instruments of the Underlying Fund, in a dollar amount sufficient to make payment for the obligations to be repurchased, are segregated with its custodian at the trade date. These securities are marked daily and are maintained until the transaction is settled.

Whether a reverse purchase agreement or dollar roll transaction produces a gain for an Underlying Fund depends upon the “costs of the agreements” (e.g., a function of the difference between the amount received upon the sale of its securities and the amount to be spent upon the purchase of the same or “substantially the same” security) and the income and gains of the securities purchased with the proceeds received from the sale of the mortgage security. If the income and gains on the securities purchased with the proceeds of the agreements exceed the costs of the agreements, then an Underlying Fund’s NAV will increase faster than otherwise would be the case; conversely, if the income and gains on such securities purchased fail to exceed the costs of the structure, NAV will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar roll transactions, as leveraging techniques, may increase an Underlying Fund’s yield in the manner described above; however, such transactions also increase an Underlying Fund’s risk of loss and may result in the shareholder’s loss of principal.

Swap Agreements and Options on Swap Agreements. Swap transactions, include, but are not limited to, swap agreements on interest rates, security or commodity indices, specific securities and commodities, credit default swaps and event-linked swaps. To the extent an Underlying Fund may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. An Underlying Fund may also enter into options on swap agreements (“swap options”).

An Underlying Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Underlying Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities or commodities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum levels. Consistent with an Underlying Fund’s investment objectives and general investment policies, certain of the Underlying Funds may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, an Underlying Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, an Underlying Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, an Underlying Fund may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the LIBOR, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, an Underlying Fund may be required to pay a higher fee at each swap reset date.

An Underlying Fund may enter into credit swap agreements. The “buyer” in a credit contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. An Underlying Fund may be either the buyer or seller in a credit default swap transaction. If an Underlying Fund is a buyer and no event of default occurs, the Underlying Fund will lose its investment and recover nothing. However, if an event of default occurs, an Underlying Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, an Underlying Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. Credit default swap transactions involve greater risks than if an Underlying Fund had invested in the reference obligation directly.

A swap option is a great contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Underlying Fund may engage in swaps may write (sell) and purchase put and call swap options.

Most swap agreements entered into by the Underlying Funds involve calculating the obligations of the parties to the agreement on a “net basis.” Consequently, an Underlying Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). An Underlying Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Underlying Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the Underlying Fund’s adviser or sub-adviser in accordance with procedures established by the Board, to avoid any potential leveraging of the Underlying Fund’s portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of an Underlying Fund’s investment restriction concerning senior securities.

Whether an Underlying Fund’s use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the Underlying Fund’s adviser or sub-adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they generally have terms of greater than seven days, swap agreements generally are considered to be illiquid. Moreover, an Underlying Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Underlying Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Underlying Funds’ repurchase agreement guidelines). Certain restrictions imposed on the Underlying Funds by the Code may limit the Underlying Funds’ ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect an Underlying Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Depending on the terms of the particular option agreement, an Underlying Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When an Underlying Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when an Underlying Fund writes a swap option, upon exercise of the option the Underlying will become obligated to make payments according to the terms of the underlying agreement.

Certain swap agreements are exempt from most provisions of the Commodity Exchange Act (“CEA”) and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the Commodity Futures Trading Commission (“CFTC”). To qualify for this exemption, a swap agreement must be entered into by “eligible participants,” which include the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commissions merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

Structured Notes. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. To the extent an Underlying Fund invests in these securities, however, the Underlying Fund’s adviser or sub-adviser analyzes these securities in its overall assessment of the effective duration of the Underlying Fund’s portfolio in an effort to monitor the Underlying Fund’s interest rate risk.

Securities, Interest Rate and Currency Swaps

Securities Swaps. Securities swaps, a technique primarily used to indirectly participate in the securities market of a country from which an Underlying Fund would otherwise be precluded for lack of an established securities custody and safekeeping system. The Underlying Fund deposits an amount of cash with its custodian (or the broker, if legally permitted) in an amount equal to the selling price of the underlying security. Thereafter, the Underlying Fund pays or receives cash from the broker equal to the change in the value of the underlying security.

Interest and Currency Swaps. Interest rate and currency swap transactions and purchase or sell interest rate and currency caps and floors may be used, as well as entering into currency swap cap transactions. An interest rate or currency swap involves an agreement between an Underlying Fund and another party to exchange payments calculated as if they were interest on a specified (“notional”) principal amount (e.g., an exchange of floating rate payments by one party for fixed rate payments by the other). An interest rate cap or floor entitles the purchaser, in exchange for a premium, to receive payments of interest on a notional principal amount from the seller of the cap or floor, to the extent that a specified reference rate exceeds or falls below a predetermined level. An Underlying Fund usually enters into such transactions on a “net” basis, with the Underlying Fund receiving or paying, as the case may be, only the net amount of the two payment streams. The net amount of the excess, if any, of an Underlying Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis, and an amount of cash or high-quality liquid securities having an aggregate net asset value at least equal to the accrued excess is maintained in a segregated account by the Underlying Fund’s custodian. If an Underlying Fund enters into a swap on other than a net basis, or sells caps or floors, the Underlying Fund maintains a segregated account in the full amount accrued on a daily basis of the Underlying Fund’s obligations with respect to the transaction. Such segregated accounts are maintained in accordance with applicable regulations of the SEC.

An Underlying Fund will not enter into any of these derivative transactions unless the unsecured senior debt or the claims paying ability of the other party to the transaction is rated at least “high quality” at the time of purchase by at least one of the established rating agencies (e.g., AAA or AA by S&P). The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and agents utilizing standard swap documentation, and the adviser or sub-adviser has determined that the swap market has become relatively liquid. Swap transactions do not involve the delivery of securities or other underlying assets or principal, and the risk of loss with respect to such transactions is limited to the net amount of payments that an Underlying Fund is contractually obligated to make or receive. Caps and floors are more recent innovations for which standardized documentation has not yet been developed; accordingly, they are less liquid than swaps. Caps and floors purchased by an Underlying Fund are considered to be illiquid assets.

Interest Rate Swaps. As indicated above, an interest rate swap is a contract between two entities (“counterparties”) to exchange interest payments (of the same currency) between the parties. In the most common interest rate swap structure; one counterparty agrees to make floating rate payments to the other counterparty, which in turn makes fixed rate payments to the first counterparty. Interest payments are determined by applying the respective interest rates to an agreed upon amount, referred to as the “notional principal amount.” In most such transactions, the floating rate payments are tied to the LIBOR, which is the offered rate for short-term Eurodollar deposits between major international banks. As there is no exchange of principal amounts, an interest rate swap is not an investment or a borrowing.

Cross-Currency Swaps. A cross-currency swap is a contract between two counterparties to exchange interest and principal payments in different currencies. A cross-currency swap normally has an exchange of principal at maturity (the final exchange); an exchange of principal at the start of the swap (the initial exchange) is optional. An initial exchange of notional principal amounts at the spot exchange rate serves the same function as a spot transaction in the foreign exchange market (for an immediate exchange of foreign exchange risk). An exchange at maturity of notional principal amounts at the spot exchange rate serves the same function as a forward transaction in the foreign exchange market (for a future transfer of foreign exchange risk). The currency swap market convention is to use the spot rate rather than the forward rate for the exchange at maturity. The economic difference is realized through the coupon exchanges over the life of the swap. In contrast to single currency interest rate swaps, cross-currency swaps involve both interest rate risk and foreign exchange risk.

Swap Options. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise change an existing swap agreement, at some designated future time on specified terms. It is different from a forward swap, which is a commitment to enter into a swap that starts at some future date with specified rates. A swap option may be structured European-style (exercisable on the pre-specified date) or American-style (exercisable during a designated period). The right pursuant to a swap option must be exercised by the right holder. The buyer of the right to a swap option is said to own a call.

Caps and Floors. Interest rate caps and floors and currency swap cap transactions. An interest rate cap is a right to receive periodic cash payments over the life of the cap equal to the difference between any higher actual level of interest rates in the future and a specified strike (or “cap”) level. The cap buyer purchases protection for a floating rate move above the strike. An interest rate floor is the right to receive periodic cash payments over the life of the floor equal to the difference between any lower actual level of interest rates in the future and a specified strike (or “floor”) level. The floor buyer purchases protection for a floating rate move below the strike. The strikes are typically based on the three-month LIBOR (although other indices are available) and are measured quarterly. Rights arising pursuant to both caps and floors are exercised automatically if the strike is in the money. Caps and floors eliminate the risk that the buyer fails to exercise an in-the-money option.

Risks Associated with Swaps, Caps and Floors

The risks associated with interest rate and currency swaps and interest rate caps and floors are similar to those described above with respect to dealer options. In connection with such transactions, an Underlying Fund relies on the other party to the transaction to perform its obligations pursuant to the underlying agreement. If there were a default by the other party to the transaction, the Underlying Fund would have contractual remedies pursuant to the agreement, but could incur delays in obtaining the expected benefit of the transaction or loss of such benefit. In the event of insolvency of the other party, the Underlying Fund might be unable to obtain its expected benefit. In addition, while certain Underlying Funds will seek to enter into such transactions only with parties which are capable of entering into closing transactions with an Underlying Fund, there can be no assurance that the Underlying Fund will be able to close out such a transaction with the other party, or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair an Underlying Fund’s ability to enter into other transactions at a time when doing so might be advantageous.

Short Sales

An Underlying Fund may make a short sale of securities it already owns or have the right to acquire at no added cost through conversion or exchange of other securities it owns (referred to as short sales “against the box”). In a short sale that is not “against the box,” an Underlying Fund sells a security, which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Underlying Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Underlying Fund must replace the security borrowed by purchasing it at the market price at the time of replacement. The Underlying Fund is said to have a “short position” in the securities sold until it delivers them to the broker. The period during which the Underlying Fund has a short position can range from one day to more than a year. Until the Underlying Fund replaces the security, the proceeds of the short sale are retained by the broker, and the Underlying Fund must pay to the broker a negotiated portion of any dividends or interest, which accrue during the period of the loan. To meet current margin requirements, the Underlying Fund must deposit with the broker additional cash or securities so that it maintains with the broker a total deposit equal to 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within ninety (90) days without restriction other than the payment of money).

Short sales by an Underlying Fund that are not made “against the box” create opportunities to increase the Underlying Fund’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Underlying Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Underlying Fund’s NAV per share tends to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest an Underlying Fund may be required to pay in connection with the short sale. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although an Underlying Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions an Underlying Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

If an Underlying Fund makes a short sale “against the box,” the Underlying Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, an Underlying Fund will deposit in escrow in a separate account with the Underlying Fund’s custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Underlying Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Underlying Fund, because the Underlying Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

An Underlying Fund’s decision to make a short sale “against the box” may be a technique to hedge against market risks when the adviser or sub-adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Underlying Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Underlying Fund’s long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities an Underlying Fund owns, either directly or indirectly, and, in the case where the Underlying Fund owns convertible securities, changes in the investment values or conversion premiums of such securities.

In the view of the SEC, a short sale involves the creation of a “senior security” as such term is defined in the 1940 Act, unless the sale is “against the box” and the securities sold short are placed in a segregated account (not with the broker), or unless the Portfolio’s obligation to deliver the securities sold short is “covered” by placing in a segregated account (not with the broker) cash, U.S. government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any such collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash, U.S. government securities or other liquid debt or equity securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale. Each Underlying Fund will comply with these requirements. In addition, as a matter of policy, the Underlying Funds’ Board has determined that no Underlying Fund will make short sales of securities or maintain a short position if to do so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the Underlying Fund’s total assets, taken at market value.

The extent to which an Underlying Fund may enter into short sales transactions may be limited by the Code requirements for qualification of the Underlying Fund as a regulated investment company. (See, “Tax Considerations.”)

Temporary Defensive and Other Short-Term Positions

Investing in certain short-term, high-quality debt instruments and in U.S. government securities is done for the following purposes: (i) to meet anticipated day-to-day operating expenses; (ii) pending the adviser’s or sub-adviser’s ability to invest cash inflows; (iii) to permit the Underlying Fund to meet redemption requests; and (iv) for temporary defensive purposes. An Underlying Fund for which the investment objective is capital appreciation may also invest in such securities if the Underlying Fund’s assets are insufficient for effective investment in equities.

Although it is expected that each Underlying Fund will normally be invested consistent with its investment objectives and policies, the short-term instruments in which an Underlying Fund may invest include: (i) short-term obligations of the U.S. government and its agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities; (iii) commercial paper, including master notes; (iv) bank obligations, including certificates of deposit, time deposits and bankers’ acceptances; and (v) repurchase agreements. When investing for the purposes indicated above, the Underlying Funds will normally invest in short-term instruments that do not have a maturity of greater than one year. To the extent an Underlying Fund is engaged in temporary defensive investments, it will not be pursuing its investment objective.

When-Issued Securities and Delayed-Delivery Securities

In order to secure prices or yields deemed advantageous at the time the Underlying Funds may purchase or sell securities on a when-issued or a delayed-delivery basis generally 15 to 45 days after the commitment is made. The Underlying Funds may also enter into forward commitments. The Underlying Funds will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by, and no interest accrues to, the Underlying Fund prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of the securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. Similarly, the sale of securities for delayed delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself. Each Underlying Fund will segregate on its books or those of its custodian assets consisting of cash, liquid assets and/or higher quality debt instruments in an amount equal to the amount of its when-issued and delayed-delivery commitments which will be “marked to market” daily. Each Underlying Fund will only make commitments to purchase such securities with the intention of actually acquiring the securities, but the Underlying Fund may sell these securities before the settlement date if deemed an advisable investment strategy. In these cases, an Underlying Fund may realize a capital gain or loss. When an Underlying Fund engages in when-issued, forward commitment, and delayed delivery transactions, it relies on the other party to consummate the trade. Failure to do so may result in an Underlying Fund’s incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

When the time comes to pay for the securities acquired on a delayed-delivery basis, an Underlying Fund will meet its obligations from the available cash flow, sale of the securities held in the segregated account, sale of other securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Underlying Fund’s payment obligation). Depending on market conditions, the Underlying Funds could experience fluctuations in share price as a result of delayed-delivery or when-issued purchases.

Portfolio Turnover

A change in securities held in the portfolio of a Portfolio is known as “portfolio turnover” and may involve the payment by a Portfolio of dealer mark-ups or brokerage or underwriting commissions and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by average of the value of portfolio securities during such year, all excluding securities whose maturities at acquisition were one year or less. A Portfolio cannot accurately predict its turnover rate, however the rate will be higher when a Portfolio finds it necessary to significantly change its portfolio to adopt a temporary defensive position or respond to economic or market events. A high turnover rate would increase expenses and may involve realization of capital gains by the Portfolios. Each Portfolio’s historical turnover rates are included in the Financial Highlights tables in the Prospectuses.

The Strategic Allocation Conservative Portfolio experienced an 80% decrease in its annualized portfolio turnover rate from 2008 to 2009, the Strategic Allocation Growth Portfolio experienced a 68% decrease in its annualized portfolio turnover rate from 2008 to 2009, and the Strategic Allocation Moderate Portfolio experienced a 76% decrease in its annualized portfolio turnover rate from 2008 to 2009. The decrease in the annualized portfolio turnover rates for each Portfolio was primarily a result of slight modifications to the strategic weights of each Portfolio in August 2009 as well as the addition of several actively managed funds to the Portfolios’ underlying fund universe in which they may invest.

MANAGEMENT OF THE COMPANY

The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled “Management of the Portfolios.”

The Board

The Directors of the Company are responsible for the oversight and supervision of the affairs of the Company as is described more fully below. Neither the Company’s charter nor the Charter of the Nominating Committee sets forth specific qualifications to serve as a Director, although the Nominating Committee Charter identifies certain factors that the Committee may take into account when considering Director candidates. Each Director serves until the Director’s successor is duly elected and qualified, subject to any retirement policy adopted by the Board or the Independent Directors. The Independent Directors have adopted a policy requiring each Independent Director to retire from the Board as of the latter of: (i) the March 31 next occurring after the Independent Director attains the age of 72; and (ii) the date his or her successor is elected or appointed to the Board, provided that each Independent Director under the age of 72 as of March 31, 2002 who held office as of that date may, upon the vote of the other Independent Directors, be granted up to three one-year extensions commencing as of the March 31 next occurring after he or she attains the age of 72. The retirement policy may, at any time, be suspended by vote of a majority of the Independent Directors, which suspension occurred effective March 11, 2010.

The Directors have varied experiences, attributes and skills that are utilized in overseeing each Portfolio’s activities, reviewing contractual arrangements with companies that provide services to the Portfolios, and reviewing the Portfolio’s performance. Among the attributes or skills common to all Directors are their ability to (i) review critically, evaluate, question and discuss information provided to them, (ii) interact effectively with the other Directors, the Adviser, sub-advisers, other service providers, counsel and the independent registered public accounting firm, and (iii) exercise effective and independent business judgment in the performance of their duties as Directors. Each Director’s ability to perform his or her duties effectively has been attained through the Director’s business, consulting, public service and/or academic positions and through experience from service as a board member of the Company and the other companies and trusts in the ING complex of mutual funds (the “Fund Complex”) (and/or in other capacities, including for any predecessor funds), public companies, or non-profit entities or other organizations as set forth below. Each Director’s ability to perform his or her duties effectively also has been enhanced by his or her educational background, professional training, and/or other life experiences.

Information for each of the Directors is set forth in the table below:

Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years (and other relevant experience, attributes and skills)(1)	Number of Portfolios in Fund Complex Overseen by Director(2)	Other Board Memberships held by Director
Directors who are “Non-Interested Persons”
Dr. Albert E. DePrince, Jr. 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258 Age: 70	Director	June 1998 – Present

Professor of Economics and Finance, Middle Tennessee State University (August 1991 - Present). Formerly, Director of Business and Economics Research Center, Middle Tennessee State University (1999 – 2002); Chief Economist, Marine Midland Bank (1987 – 1990); Various Management Positions, Marine Midland Bank (1978- 1990).

Ph.D Economics

Published numerous scholarly papers and journal articles in the areas of financial markets, financial institutions, corporate finance and monetary policy.

				[ ]	Academy of Economics and Finance (February 2002 – Present).
Russell H. Jones 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258 Age: 65	Director	December 2007 – Present	Retired. Formerly, Senior Vice President, Chief Investment Officer and Treasurer, Kaman Corporation, an aerospace and industrial distribution manufacturer (April 1973 - March 2008). Independent Director and Chair of Contracts Committee, CIGNA Mutual Funds (1995 – 2005). Corporate Loan Officer and Credit Analyst, Hartford National Bank (1966 – 1973). President, Hartford Area Business Economists (1987).	[ ]	None.
Sidney Koch 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258 Age: 76	Director	April 1994 – Present	Retired. Self-Employed Consultant (June 2000 – Present). Formerly, Senior Adviser, Hambro America, Inc. (1993 – 2000); Executive Vice President of Investment Banking, Daiwa Securities America, Inc. (1986-1993).	[ ]	None.
Dr. Corine T. Norgaard 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258 Age: 73	Director	June 1991 – Present	President, Retirement Options, LLC, a training provider for retirement coaches (August 2009 – Present). Formerly, President, Thompson Enterprises (September 2004 – September 2005); Dean of the Barney School of Business, University of Hartford	[ ]	MassMutual Corporate Investors and MassMutual Participation Investors (April 1997 – Present); Mass Mutual Premier Funds, Chair of Audit Committee (December 2004 – Present); and MMLSeries Investment Funds

Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years (and other relevant experience, attributes and skills)(1)	Number of Portfolios in Fund Complex Overseen by Director(2)	Other Board Memberships held by Director
			(August 1996 - June 2004). Various other academic positions (1969 – 1993). Certified Public Accountant Ph. D: Accounting and Business		Series II, Chair of Audit Committee (December 2005 – Present).
Joseph E. Obermeyer 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258 Age: 53	Director	January 2003 – Present	President, Obermeyer & Associates, Inc., a provider of financial and economic consulting services (November 1999 – Present). Formerly, Senior Manager, Arthur Andersen LLP (1995-1999), Senior Manager, Coopers & Lybrand, LLP (1993 – 1995); Manager, Price Waterhouse (1988 – 1993); Second Vice President, Smith Barney (1985 – 1988); Consultant, Arthur Andersen & Co. (1984 -1985).	[ ]	None.
Director who is an “Interested Person”
Shaun P. Mathews(3)(4) 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258 Age: 55	Director	December 2007 – Present	President and Chief Executive Officer, ING Investments, LLC(5) (November 2006 – Present). Formerly, Head of ING Mutual Funds and Investment Products (November 2004 – November 2006).	[ ]

ING Retirement Holdings, Inc. (September 1996 – Present). ING Services Holding Company, Inc. (May 2000 – Present); ING Financial Advisers, LLC (April 2002 – Present); Southland Life Insurance Company (June 2002 – Present) and ING Capital Corporation, LLC and ING Investments Distributor, LLC(6) (December 2005 – Present), ING Funds Services, LLC(7), ING Investments, LLC(5) and ING Pilgrim Funding, Inc. (December 2006 – Present); and Directed Services LLC(8) (December 2006 – Present).

(1)

The information reported includes the principle occupation during the last five years for each Director and other information relating to the professional experiences, attributes and skills relevant to each Director’s qualifications to serve as a Director.

(2)

For the purposes of this table, “Fund Complex” (except for Mr. Mathews) means the following investment companies: ING Balanced Portfolio, Inc.; ING Intermediate Bond Portfolio; ING Money Market Portfolio; ING Series Fund, Inc.; ING Strategic Allocation Portfolios, Inc.; ING Variable Funds; and ING Variables Portfolios, Inc.. The number of Funds in the Complex is as of March 31, 2011.

(3)

Mr. Mathews is also a Director/Trustee of the following investment companies: ING Asia Pacific High Dividend Equity Income Fund; ING Emerging Markets Dividend Fund; ING Emerging Markets Local Bond Fund; ING Equity Trust; ING Funds Trust; ING Global Advantage and Premium Opportunity Fund; ING Global Equity Dividend and Premium Opportunity Fund; ING Infrastructure, Industrials, and Materials Fund; ING International High Dividend Equity Income Fund; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Partners, Inc.; ING Prime Rate Trust; ING Risk Managed Natural Resources Fund; ING Senior Income Fund; ING Separate Portfolios Trust; ING

Variable Insurance Trust; ING Variable Products Trust; and ING Partners, Inc. Therefore, for the purposes of this table with reference to Mr. Mathews, “Fund Complex” includes these investment companies.

(4)	“Interested person,” as defined in the 1940 Act, by virtue of this Director’s affiliation with any of the Portfolios, ING or any of ING’s affiliates.
(5)

ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the successor in interest to ING Pilgrim Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that, was known as Pilgrim America Investments, Inc.

(6)

ING Investments Distributor, LLC was previously named ING Funds Distributor, LLC. ING Funds Distributor, LLC is the successor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that, was known as Pilgrim America Securities, Inc.

(7)

ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the successor in interest to ING Pilgrim Group, Inc., which was previously known as Pilgrim Group, Inc. and before that, was known as Pilgrim America Group, Inc.

(8)	ING Directed Services is the successor in interest to Directed Services Inc.

Officers

Information about the Company’s Officers are set forth in the table below:

Name, Address and Age	Position Held with the Company	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years
Shaun P. Mathews 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258 Age: 55	President and Chief Executive Officer	December 2006 – Present	President and Chief Executive Officer, ING Investments, LLC[2] (November 2006 – Present). Formerly, Head of ING Mutual Funds and Investment Products (November 2004 – November 2006).
Michael J. Roland 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258 Age: 52	Executive Vice President	April 2002 – Present	Executive Vice President and Chief Operating Officer, ING Investments, LLC(2) and ING Funds Services, LLC(3) (January 2007 – Present). Formerly, Executive Vice President, Head of Product Management (January 2005 – January 2007).
Stanley D. Vyner 230 Park Avenue New York, New York Age: 60	Executive Vice President	March 2002 – Present	Executive Vice President, ING Investments, LLC (2) (July 2000 – Present) and Chief Investment Risk Officer, ING Investments, LLC[2] (January 2003 – Present).
Joseph M. O’Donnell 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258 Age: 56	Chief Compliance Officer Executive Vice President	November 2004 – Present March 2006 – Present

Chief Compliance Officer of the ING Funds (November 2004 – Present); Executive Vice President of the ING Funds (March 2006 – Present); Chief Compliance Officer of ING Investments, LLC(2) (March 2006 – July 2008 and October 2009 – Present); and Investment Advisor Chief Compliance Officer, Directed Services LLC(4) (March 2006 – July 2008 and October 2009 – Present). Formerly, Investment Advisor Chief Compliance Officer, ING Life Insurance and Annuity Company (March 2006 – December 2006).

.

Todd Modic 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258 Age: 43	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	March 2005 – Present	Senior Vice President, ING Funds Services, LLC (3) (March 2005 – Present).
Robert Terris 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258 Age: 40	Senior Vice President	June 2006 – Present	Senior Vice President, Head of Division Operations, ING Funds Services, LLC(3) (May 2006 – Present). Formerly, Vice President of Administration, ING Funds Services, LLC(3) (October 2001 – May 2006).
Kimberly A. Anderson 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258 Age: 46	Senior Vice President	December 2003 – Present	Senior Vice President, ING Investments, LLC (2) (October 2003 – Present).

Name, Address and Age	Position Held with the Company	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years
Robyn L. Ichilov 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258 Age: 43	Vice President and Treasurer	March 2002 – Present	Vice President and Treasurer, ING Funds Services, LLC (3) (November 1995 – Present) and ING Investments, LLC (2) (August 1997 – Present).
Lauren D. Bensinger 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258 Age: 57	Vice President	March 2003 – Present	Vice President , ING Investments, LLC(2) and ING Funds Services, LLC(3) (February 1996 – Present): Director of Compliance, ING Investments, LLC(2) (October 2004 – Present); and Vice President and Money Laundering Reporting Officer, ING Investments Distributor, LLC(5) (April 2010 – Present). Formerly, Chief Compliance Officer, ING Investments Distributor, LLC (5) (August 1995 – April 2010).
Maria M. Anderson 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258 Age: 52	Vice President	September 2004 – Present	Vice President, ING Funds Services, LLC (3) (September 2004 – Present).
William Evans 10 State House Square Hartford, CT 06103 Age: 38	Vice President	December 2007 – Present	Senior Vice President (March 2010 – Present) and Head of Manager Research and Selection Group (April 2007 – present). Formerly, Vice President, U.S. Mutual Funds and Investment Products (May 2005 – April 2007).
Denise Lewis 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258 Age: 47	Vice President	April 2007 – Present	Vice President, ING Funds Services, LLC(3) (December 2006 – Present). Formerly, Senior Vice President, UMB Investment Services Group, LLC (November 2003 – December 2006).
Kimberly K. Springer 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258 Age: 53	Vice President	March 2006 – Present	Vice President, ING Investment Management – ING Funds (March 2010 – Present); Vice President, ING Funds Services, LLC (3) (March 2006 – Present) and Managing Paralegal, Registration Statements (June 2003 – Present).
Craig Wheeler 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258 Age: 42	Assistant Vice President	June 2008 - Present	Assistant Vice President – Director of Tax, ING Funds Services, LLC(3) (March 2008 – Present). Formerly, Tax Manager, ING Funds Services, LLC(3) (March 2005 – March 2008).
Paul Caldarelli 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258 Age: 59	Assistant Secretary	June 2010 - Present	Vice President and Senior Counsel, ING Investment Management – ING Funds (March 2010 – Present). Formerly, Senior Counsel, ING Americas, U.S. Legal Services (April 2008 – March 2010) and Counsel, ING Americas, U.S. Legal Services (May 2005 – April 2008).

Name, Address and Age	Position Held with the Company	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years
Theresa K. Kelety 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258 Age: 48	Secretary	September 2003 – Present

Vice President and Senior Counsel, ING Investment Management – ING Funds (March 2010 – Present). Formerly, Senior Counsel, ING Americas, U.S. Legal Services (April 2008 – March 2010); and Counsel, ING Americas, U.S. Legal Services (April 2003 – April 2008).

Huey P. Falgout, Jr. 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258 Age: 47	Assistant Secretary	September 2003 – Present	Senior Vice President and Chief Counsel, ING Investment Management – ING Funds (March 2010 – Present). Formerly, Chief Counsel, ING Americas, U.S. Legal Services (October 2003 – March 2010).
Kathleen Nichols 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258 Age: 35	Assistant Secretary	June 2008 - Present	Vice President and Counsel, ING Investment Management – ING Funds (March 2010 –Present). Formerly, Counsel, ING Americas, U.S. Legal Services (February 2008 – March 2010); and Associate, Ropes & Gray LLP (September 2005 – February 2008).

(1)	The officers hold office until the next annual meeting of Directors and until their successors shall have been elected and qualified.
(2)

ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the successor in interest to ING Pilgrim Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that, was known as Pilgrim America Investments, Inc.

(3)

ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the successor in interest to ING Pilgrim Group, Inc., which was previously known as Pilgrim Group, Inc. and before that, was known as Pilgrim America Group, Inc.

(4)	Directed Services LLC is the successor in interest to Directed Services Inc.
(5)

ING Investments Distributor, LLC was previously named ING Funds Distributor, LLC. ING Funds Distributor, LLC is the successor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that, was known as Pilgrim America Securities, Inc.

Board Leadership Structure

Overall responsibility for oversight of the Company and the Portfolios rests with the Board of Directors. The Board has engaged the Adviser to manage the Portfolios on a day-to-day basis. The Board is responsible for overseeing the Adviser and other service providers in the operation of the Company in accordance with the provisions of the 1940 Act, applicable provisions of Maryland law, other applicable laws and the Company’s charter and By-laws. The Board is currently composed of six (6) members, five (5) of whom are not “interested” persons of the Company (the “Independent Directors”), who have varied experiences, attributes and skills. The Board currently conducts regular meetings four (4) times a year. In addition, the Board holds special in-person or telephonic meetings or informal conference calls, as necessary, to discuss specific matters that may arise or require action between regular meetings. The Independent Directors have engaged independent legal counsel to assist them in performing their oversight responsibilities. As discussed below, the Board has established five (5) committees to assist the Board in performing its oversight responsibilities.

Under the terms of the charter of the Contracts Committee, the Independent Director selected to serve as the Chairman of the Contracts Committee also serves as the chairperson of the Board (the “Independent Chairman”). The Independent Chairman serves as an advocate for the other Independent Directors in communications with management on a broad range of matters and as a liaison with service providers, officers, attorneys, and other Directors generally between meetings of the Board. The Independent Chairman may perform such other functions as may be provided by the Board from time to time, including participation in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The designation of an individual as the Independent Chairman does not impose on such Independent Director any duties, obligations or liabilities greater than the duties, obligations or liabilities imposed on such person as a member of the Board, generally.

The Board has adopted a policy (the “Investment Policy”) whereby each Independent Director is required to invest, directly or indirectly, at least $100,000 (at cost) in one or more mutual funds under the purview of the Board within a three-year time period after becoming an Independent Director. The Board believes that the Investment Policy further aligns the interests of the Independent Directors with those of shareholders and, therefore, enhances the ability of the Independent Directors to represent the interests of shareholders.

The Board believes that the current leadership structure of the Board is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees of Directors and the full Board in a manner reasonably designed to enhance effective oversight by the Board. The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Company and the Portfolios.

The Company and the Portfolios are subject to a number of risks, including investment, compliance, operational, and valuation risks. Day-to-day risk management functions are subsumed within the responsibilities of the Adviser, the sub-advisers and other service providers (depending on the nature of the risk), who carry out the Portfolios’ investment management and business affairs. Each of the Adviser, the sub-adviser and other service providers have their own independent interest in risk management, and their policies and methods of carrying out risk management functions will depend, in part, on their individual priorities, resources and controls. Risk oversight forms part of the Board’s general oversight of the Company and the Portfolios and is addressed as part of various Board and Committee activities. The Board recognizes that it is not possible to identify all of the risks that may affect a Portfolio or to develop processes and controls to eliminate or mitigate their occurrence or effects. As part of its regular oversight of the Company and the Portfolios, the Board, directly or through a Committee, interacts with and reviews reports from, among others, the Adviser, the sub-dviser, the Chief Compliance Officer of the Portfolios, the independent registered public accounting firm for the Portfolios, and internal auditors for the Adviser and its affiliates, as appropriate, regarding risks faced by the Portfolios and relevant risk functions. The Board, with the assistance of its Contracts Committee, reviews investment policies and risks in connection with its review of the Portfolios’ performance. The Board has appointed a Chief Compliance Officer who oversees the testing of the Portfolios’ compliance program and reports to the Board regarding compliance matters for the Portfolios and their principal service providers. In addition, as part of the Board’s periodic review of the Portfolios’ advisory, subadvisory and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board oversees a management valuation team comprised of officers of the Adviser, has approved and periodically reviews valuation policies applicable to valuing the Portfolio shares and has established a valuation committee of Directors. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

Committees

As noted above, the Board has established a standing Contracts Committee, a standing Audit Committee, a standing Compliance Committee, a standing Nominating Committee and a standing Valuation Committee to assist the Board in the oversight and direction of the business and affairs of the Company and the Portfolios. Each such Committee operates pursuant to a charter approved by the Board and is chaired by an Independent Director. Each of the Committees other than the Valuation Committee is comprised solely of all the Independent Directors. The Valuation Committee is comprised of all the Directors.

(1) Audit Committee. The Board has established an Audit Committee whose function includes, among other things, meeting with the independent registered public accounting firm of the Company to review the scope of the Company’s audit, the Company’s financial statements and interim accounting controls, and to meet with management concerning these matters. The Audit Committee currently consists of five (5) Independent Directors. The following Directors serve as members of the Audit Committee: Dr. DePrince, Mr. Jones, Mr. Koch, Dr. Norgaard and Mr. Obermeyer. Dr. Norgaard currently serves as Chairperson and Mr. Koch currently serves as Vice Chairperson of the Audit Committee. The Audit Committee meets regularly four (4) times per year and may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. The Audit Committee held four (4) meetings during the fiscal year ended December 31, 2010.

(2) Contracts Committee. The Board has established a Contracts Committee whose function is to consider, evaluate and make recommendations to the full Board concerning contractual arrangements with service providers to the Portfolios and all other matters in which the investment adviser or any affiliated entity has an actual or potential conflict of interest with the Portfolios or their shareholders. Annually, the Contracts Committee conducts an evaluation of the performance of the Board and its Committees, including the effectiveness of the Board’s Committee structure and the effectiveness of the Board in overseeing the number of Portfolios under its purview. As part of the annual self-evaluation, the Contracts Committee reviews the mix of experience, attributes and skills of the Directors. The Contracts Committee currently consists of five (5) Independent Directors. The following Directors serve as members of the Contracts Committee: Dr. DePrince, Mr. Jones, Mr. Koch, Dr. Norgaard and Mr. Obermeyer. Dr. DePrince currently serves as Chairperson and Mr. Obermeyer currently serves as Vice Chairperson of the Contracts Committee. The Contracts Committee meets regularly six (6) times per year and may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. The Contracts Committee held six (6) meetings during the fiscal year ended December 31, 2010.

(3) Nominating Committee. The Board has established a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Director vacancies on the Board. The Nominating Committee currently consists of five (5) Independent Directors. The following Directors serve as members of the Nominating Committee: Dr. DePrince, Mr. Jones, Mr. Koch, Dr. Norgaard and Mr. Obermeyer. There is currently not an elected Chairperson or Vice Chairperson of the Nominating Committee. When considering potential nominees to fill vacancies on the Board, the Nominating Committee reviews the mix of experience, attributes and skills of the Directors. The Nominating Committee is willing to consider nominations for vacancies received from shareholders in the same manner as it reviews its own nominees. Shareholders wishing to submit a nomination for Director at an annual or special meeting of shareholders must provide such recommendation in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to the Portfolio) in writing to the Nominating Committee, c/o the Secretary of the Portfolio, ING Strategic Allocation Portfolios, Inc., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258. Any such recommendation made by such shareholder must contain information for the Nominating Committee to make an assessment of the candidate's suitability for the position of Independent Director. The Nominating Committee holds meetings as necessary by telephone or in person to discuss specific matters that are within the scope of the Committee’s charter. The Nominating Committee held no meetings during the fiscal year ended December 31, 2010.

(4) Valuation Committee. The Board has established a Valuation Committee for the purpose of approving fair value determinations at the time they are being considered by management. The Valuation Committee currently consists of five (5) Independent Directors and one (1) Director who is an “interested person,” as defined in the 1940 Act. The following Directors serve as members of the Valuation Committee: Dr. DePrince, Mr. Jones, Mr. Koch, Mr. Mathews, Dr. Norgaard and Mr. Obermeyer. There is currently not an elected Chairperson or Vice Chairperson of the Valuation Committee. The Valuation Committee holds meetings as necessary by telephone or in person to discuss specific matters that are within the scope of the Committee’s charter. The Valuation Committee held no meetings during the fiscal year ended December 31, 2010.

(5) Compliance Committee. The Board has established a Compliance Committee for the purposes of (1) providing oversight with respect to compliance by the Portfolios and their service providers with applicable laws, regulations and internal policies and procedures affecting the operations of the Portfolios and (2) to serve as a committee, and in such capacity to receive, retain and act upon reports of evidence of possible material violations of applicable U.S. federal or state securities laws and breaches of fiduciary duty arising under U.S. federal or state laws. The Compliance Committee currently consists of five (5) Independent Directors. The following Directors serve as members of the Compliance Committee: Dr. DePrince, Mr. Jones, Mr. Koch, Dr. Norgaard and Mr. Obermeyer. Mr. Jones currently serves as Chairperson and Mr. Koch currently serves as Vice Chairperson of the Compliance Committee. The Compliance Committee meets regularly four (4) times per year and may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. The Compliance Committee held four (4) meetings during the fiscal year ended December 31, 2010.

DIRECTOR OWNERSHIP OF SECURITIES

Set forth below is the dollar range of equity securities owned by each Director.

Name of Director	Dollar Range of Equity Securities in the Portfolios as of December 31, 2010			Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies
	Strategic Allocation Conservative	Strategic Allocation Growth	Strategic Allocation Moderate
Independent Directors
Albert E. DePrince, Jr.	None	None	None	$[ ] [ ](1)
Russell H. Jones	None	None	None	[ ](1)
Sidney Koch	None	None	None	[ ]
Corine T. Norgaard	None	None	None	[ ]
Joseph E. Obermeyer	None	None	None	[ ](1)
Interested Director
Shaun P. Mathews	None	None	None	[ ](1)

(1)	Includes the value of shares in which a Director has an indirect interest through a deferred compensation plan.

INDEPENDENT DIRECTOR OWNERSHIP OF SECURITIES

Set forth in the table below is the information regarding each Independent Director’s (and his/her immediate family members) share ownership as of December 31, 2010 in securities of the Portfolio’s Adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the Adviser or Principal Underwriter of the Portfolio (not including registered investment companies).

Name of Director	Name of Owner’s and Relationship to Director	Company	Title of Class	Value of Securities	Percentage of Class
Albert E. DePrince, Jr.	N/A	N/A	N/A	$0	N/A
Russell H. Jones	N/A	N/A	N/A	$0	N/A
Sidney Koch	N/A	N/A	N/A	$0	N/A
Corine T. Norgaard	N/A	N/A	N/A	$0	N/A
Joseph E. Obermeyer	N/A	N/A	N/A	$0	N/A

DIRECTOR COMPENSATION

The Portfolio pays each Director who is not an interested person a pro rata share, as described below, of: (i) an annual retainer of $66,000; (ii) $7,500 for each in person meeting of the Board; (iii) $7,500 for each Contracts Committee attended in person; (iv) $3,500 per attendance of any Committee meeting (except Contracts Committee) held in conjunction with a meeting of the Board and $5,000 for meetings (except Contracts Committee) not held in conjunction with a meeting of the Board; (v) $2,500 per telephonic meeting; (vi) $50,000 annual fee to the Chairperson of the Contracts Committee (who also serves as the Independent Chairman), $15,000 annual fee to the Chairpersons of the Audit and Compliance Committees, $5,000 annual fee to the Chairperson of the Nominating Committee (for periods in which the Committee has operated); and (vii) $25,000 annual fee to the Vice Chairperson of the Contracts Committee and $7,500 annual fee to the Vice Chairperson of both the Audit and Compliance Committees. The pro rata share paid by each Portfolio is based on the Portfolio’s average net assets as a percentage of the average net assets of all the funds managed by the Adviser for which the Directors serve in common as Directors.

The following table sets forth information provided by the Portfolios’ investment adviser regarding compensation of Directors by each Portfolio and other funds managed by ING Investments and its affiliates for the fiscal year ended December 31, 2010. Officers of the Company and Directors who are interested persons of the Company do not receive any compensation from the Company or any other funds managed by ING Investments or its affiliates.

Compensation Table

Name of Person and Position	Strategic Allocation Conservative Portfolio	Strategic Allocation Growth Portfolio	Strategic Allocation Moderate Portfolio	Total Compensation from the Portfolios and ING Mutual Funds Complex Paid to Directors( [1] )
Albert E. DePrince, Jr. Director	$[ ]	$[ ]	$[ ]	$[ ]
Martin J. Gavin(2) (3) Director	$	$	$	$
Russell H. Jones Director	$	$	$	$
Sidney Koch Director	$	$	$	$
Corine Norgaard Director	$	$	$	$
Joseph E. Obermeyer(2) Director	$	$	$	$

(1)	Represents compensation from 38 funds (total in complex as of December 31, 2010).
(2)

Includes amounts deferred pursuant to a deferred compensation plan. During the fiscal year ended December 31, 2010, Messrs. Martin J. Gavin and Joseph E. Obermeyer deferred $31,500 and $20,150 respectively, of their compensation from the Portfolios.

(3)	Mr. Gavin resigned as Director effective June 30, 2010.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. A control person may be able to take action regarding a Portfolio without the consent or approval of shareholders.

As of April 1, 2011 officers and Directors owned less than 1% of the outstanding shares of each Portfolio. To the best knowledge of the Portfolios, the names and addresses of the holders of 25% or more of the outstanding shares of each class of the Portfolios’ equity securities as of April 1, 2011, and the percentage of the outstanding shares held by such holders are set forth in the table below. Shares of the Portfolios are issued in connection with investments in Variable Annuity Contracts and VLI policies issued through separate accounts of life insurance companies and qualified pension plans. As of April 1, 2011, separate accounts of the following life insurance companies and/or qualified pension plans owned of record or beneficially 5% or more of the shares of the following Portfolios:

Portfolio	Address	Class of Ownership	Percentage of Class	Percentage of Portfolio
ING Strategic Allocation Conservative	[ ]	[ ]	[ ]%	[ ]%
ING Strategic Allocation Growth
ING Strategic Allocation Moderate

ADVISER

The investment adviser for each Portfolio is ING Investments, LLC (“ING Investments” or “Adviser”) which is registered with the SEC as an investment adviser and serves as an investment adviser to registered investment companies (or series thereof), as well as structured finance vehicles. ING Investments, subject to the authority of the Directors of the Portfolios, has the overall responsibility for the management of each Portfolio subject to delegation of certain responsibilities to other investment advisers. ING Investment Management Co. (“ING IM” or “Sub-Adviser”) is the Sub-Adviser to the Portfolios. ING Investments and ING IM are indirect, wholly-owned subsidiaries of ING Groep (NYSE: ING). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand. The principal executive offices of ING Groep are located at Amstelveensesweg 500, 1081 KL Amsterdam, P.O. Box 810, 1000 AV Amsterdam, The Netherlands.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Adviser and its affiliates, would be divested by ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Portfolios and potential termination of the Portfolios existing advisory agreement, which may trigger the need for shareholder approval of new agreements.

On February 26, 2001, the name of the Adviser changed from “Pilgrim Investments, Inc.” to “ING Pilgrim Investments, LLC.” On March 1, 2002, the name of the Adviser was changed from “ING Pilgrim Investments, LLC,” to “ING Investments, LLC.” Prior to March 1, 2002, ING IM served as Adviser to the Portfolios. On that date ING Investments, LLC began serving as Adviser and ING IM began serving as the Sub-Adviser to each Portfolio.

ING Investments serves pursuant to an investment management agreement (“Investment Advisory Agreement”) between ING Investments and the Company on behalf of the Portfolios. The Investment Advisory Agreement requires the ING Investments to oversee the provision of all investment advisory and portfolio management services for each of the Portfolios. Pursuant to a sub-advisory agreement between ING Investments and the Sub-Adviser (“Sub-Advisory Agreement”), ING Investments has delegated certain management responsibilities to the Sub-Adviser of the Portfolios. ING Investments oversees the investment management of the Sub-Adviser of the Portfolios.

The Investment Advisory Agreement requires ING Investments to provide, subject to the supervision of the Board, investment advice and investment services to the Portfolios and to furnish advice and recommendations with respect to investment of each Portfolio’s assets and the purchase or sale of its portfolio securities. The Investment Advisory Agreement provides that ING Investments is not subject to liability to the Portfolios for any act or omission in the course of, or connected with, rendering services under the Investment Advisory Agreement, except by reason of willful misfeasance, bad faith, negligence or reckless disregard of its obligations and duties under the Investment Advisory Agreement.

After an initial term through December 31, 2002, the Investment Advisory Agreement and Sub-Advisory Agreement with ING Investment and ING IM respectively, continue in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board or (b) the vote of a “majority” (as defined in the 1940 Act) of the Portfolios’ outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Directors who are not parties to the Investment Advisory Agreement or Sub-Advisory agreement, as applicable, or “interested persons” (as defined in the 1940 Act) of any such party by vote cast in person at a meeting called for the purpose of voting on such approval.

The Investment Advisory Agreement may be terminated without penalty with not less than 60 days’ notice by the Board or by a vote of the holders of a majority of the Portfolios’ outstanding shares voting as a single class, or upon not less than 60 days’ notice by ING Investments. The Investment Advisory Agreement will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).

For information regarding the basis of the Board’s approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolios’ annual shareholder report dated December 31, 2010.

Advisory Fees

ING Investments bears the expense of providing its services and pays the fees of the Sub-Adviser. For its services, each Portfolio pays ING Investments a monthly fee in arrears equal to the following as a percentage of the Portfolio’s average daily net assets during the month:

Portfolio(1)	Annual Advisory Fee
Strategic Allocation Growth	0.08% of the Portfolio’s average daily net assets invested in Underlying Funds; and for all other assets held in direct investments: 0.60% of the Portfolio’s average daily net assets.
Strategic Allocation Moderate	0.08% of the Portfolio’s average daily net assets invested in Underlying Funds; and for all other assets held in direct investments: 0.60% of the Portfolio’s average daily net assets.
Strategic Allocation Conservative	0.08% of the Portfolio’s average daily net assets invested in Underlying Funds; and for all other assets held in direct investments: 0.60% of the Portfolio’s average daily net assets.

(1)

The Portfolios converted to a fund-of-funds structure on April 4, 2008 and adopted the fee schedule above on the same date. Prior to April 4, 2008 the Portfolios paid the Adviser 0.60% on each Portfolio’s average daily net assets.

Total Advisory Fees Paid

The following table sets forth the total amounts the Portfolios paid to ING Investments for the fiscal years ended December 31, 2010, 2009 and 2008. For the period from April 4, 2008 to December 31, 2008 these fees were paid pursuant to the advisory fee schedule, which existed when the Portfolios operated as stand-alone mutual funds.

Name of Portfolio	2010	2009	2008
Strategic Allocation Growth	[ ]	$120,279	$504,716
Strategic Allocation Moderate		$121,803	$508,646
Strategic Allocation Conservative		$68,764	$271,952

SUB-ADVISER

The Investment Advisory Agreement for the Portfolios provides that ING Investments, with the approval of a Portfolio’s Board, may select and employ investment advisers to serve as sub-advisers for the Portfolios, and shall monitor the Sub-Adviser’s investment programs and results, and coordinate the investment activities of the Sub-Adviser to ensure compliance with regulatory restrictions. ING Investments pays all of its expenses arising from the performance of its obligations under the Investment Advisory Agreement, including all fees payable to the Sub-Advisers, executive salaries and expenses of the Directors and officers of a Portfolio who are employees of ING Investments or its affiliates and office rent of a Portfolio. The Sub-Adviser pays all of its expenses arising from the performance of its obligations under the Sub-Advisory Agreement.

Subject to the expense reimbursement provisions described in this SAI, other expenses incurred in the operation of the Portfolios are borne by the Portfolios, including, without limitation, investment advisory fees; brokerage commissions; interest; legal fees and expenses of attorneys; fees of independent registered public accounting firms, transfer agents and dividend disbursing agents, accounting agents, and custodians; the expense of obtaining quotations for calculating each Portfolio’s NAV; taxes, if any, and the preparation of each Portfolio’s tax return; cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares; fees and expenses of registering and maintaining the registration of shares of the Portfolios under federal and state laws and regulations, expenses of printing and distributing reports, notices and proxy materials to existing shareholders; expenses of printing and filing reports and other documents filed with governmental agencies; expenses of annual and special shareholder meetings; expenses of printing and distributing prospectuses and statements of additional information to existing shareholders; fees and expenses of Directors of the Portfolios who are not employees of the Adviser or Sub-Adviser, or their affiliates; membership dues in trade associations; insurance premiums; and extraordinary expenses such as litigation expenses.

The Sub-Advisory Agreement may be terminated without payment of any penalties by the Adviser, the Directors, on behalf of a Portfolio, or the shareholders of a Portfolio upon 60 days’ prior written notice. Otherwise, the Sub-Advisory Agreement will remain in effect from year to year, subject to the annual approval of the appropriate Board, on behalf of a Portfolio, or the vote of a majority of the outstanding voting securities, and the vote, cast in person at a meeting duly called and held, of a majority of the Directors, on behalf of a Portfolio who are not parties to the Sub-Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party.

Pursuant to the Sub-Advisory Agreement between the Adviser and ING IM, ING IM acts as Sub-Adviser to the Portfolios. In this capacity, ING IM, subject to the supervision and control of the Adviser and the Board, on behalf of the Portfolios, manages the Portfolios’ portfolio investments consistently with the Portfolios’ investment objectives, and executes any of the Portfolios’ investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreements accrue daily and are paid monthly by the Adviser. ING IM’s address is 230 Park Avenue, New York, NY 10169. ING IM is a wholly-owned subsidiary of ING Groep.

On May 24, 2002, the SEC issued an Exemptive Relief Order permitting ING Investments to enter into new investment sub-advisory contracts with a non-affiliated sub-adviser or materially amend an existing sub-advisory agreement, subject to approval by the Board (including a majority of Independent Directors) but without obtaining shareholder approval. ING Strategic Allocation Conservative Portfolio, ING Strategic Allocation Growth Portfolio and ING Strategic Allocation Moderate Portfolio operate in this manner. ING Investments may rely on this exemptive order only if, among other things, a fund’s shareholders have approved the arrangement. The shareholders of the Portfolios approved these “manager-of-managers” arrangements on December 17, 2007. This authority is subject to certain conditions, including the requirement that the Directors (including a majority of Independent Directors) of the Portfolios must approve any new or amended sub-advisory agreements with sub-advisers on behalf of the Portfolios. In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders within ninety (90) days of the change. ING Investments remains responsible for providing general management services to the Portfolios, including overall supervisory responsibility for the general management and investment of the Portfolios’ assets, and, subject to the review and approval of the Board, will among other things: (i) set the Portfolios’ overall investment strategies; (ii) evaluate, select and recommend sub-advisers to manage all or part of the Portfolios’ assets; (iii) when appropriate, allocate and reallocate the Portfolios’ assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-advisers comply with the Portfolios’ investment objectives, policies, and restrictions.

Sub-Advisory Fees

As compensation to the Sub-Adviser for its services, ING Investments pays the Sub-Adviser a monthly fee in arrears equal to the following as a percentage of each Portfolio’s average daily net assets managed during the month:

Portfolio(1)	Sub-advisory Fee
ING Strategic Allocation Growth	0.02% of the Portfolio’s average daily net assets invested in Underlying Funds; and for all other assets directly sub-advised by the Sub-Adviser: 0.27% of the Portfolio’s average daily net assets.
ING Strategic Allocation Moderate	0.02% of the Portfolio’s average daily net assets invested in Underlying Funds; and for all other assets directly sub-advised by the Sub-Adviser: 0.27% of the Portfolio’s average daily net assets.
ING Strategic Allocation Conservative	0.02% of the Portfolio’s average daily net assets invested in Underlying Funds; and for all other assets directly sub-advised by the Sub-Adviser: 0.27% of the Portfolio’s average daily net assets.

(1)

The Portfolios converted to a fund-of-funds structure on April 4, 2008 and adopted the fee schedule above on the same date. Prior to April 4, 2008 the Adviser paid the Sub-Adviser 0.27% on each Portfolio’s average daily net assets.

Sub-Advisory Fees Paid

The following table sets forth the total amounts ING Investments paid the Sub-Adviser for the fiscal years ended December 31, 2010, 2009 and 2008. For the period from April 4, 2008 to December 31, 2008 these fees were paid pursuant to the sub-advisory fee schedule, which existed when the Portfolios operated as stand-alone mutual funds.

Portfolio	2010	2009	2008
Strategic Allocation Conservative	[ ]	$30,451	$219,243
Strategic Allocation Growth		$30,016	$413,366
Strategic Allocation Moderate		$17,191	$414,299

Portfolio Managers

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by the portfolio managers as of December 31, 2010.

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vechicles		Other Accts
	Number of Account	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Heather Hackett	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Paul Zemsky	[ ](1)	$[ ]	[ ]	$[ ]	[ ]	$[ ]

        (1)     [     ] of these accounts with total assets of $[         ] have an advisory fee based on the performance of the accounts.

Potential Material Conflicts of Interest

Potential conflicts of interest may arise in the management of the Portfolios. ING Investments and ING IM may be subject to competing interests that have the potential to influence its decision making with regard to the allocation of the Portfolios’ assets. For example, one Underlying Fund may pay advisory fees that are higher than others, and some Underlying Funds may have a sub-adviser that is affiliated with ING Investments, while others do not.

ING Investments may also subsidize the expenses of some of the Underlying Funds but not subsidize others. Further, ING Investments may believe that a redemption from an Underlying Fund will be harmful to that fund or to ING Investments or an affiliate or may believe that an Underlying Fund may benefit from additional assets. Therefore, ING Investments may have incentives to allocate and reallocate in a fashion that would advance its own interests or the interests of an Underlying Fund rather than the Portfolios.

ING Investments has informed the Portfolios’ Board that it has developed an investment process that it believes will ensure each Portfolio is managed in the best interests of the shareholders of the Portfolio.

Compensation

For each of the portfolio managers (each a “Portfolio Manager” and collectively the “Portfolio Managers”) of the Portfolios listed above, compensation consists of: (a) fixed base salary; (b) bonus which is based on ING IM performance, one and three year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks and peer universe performance, and revenue growth of the accounts they are responsible for; and, in certain instances; and (c) long-term equity awards tied to the performance of the parent company, ING Groep.

The Portfolio Managers for the Portfolios listed above are also eligible to participate in an annual cash incentive plan. The overall design of the annual incentive plan was developed to tie pay to both performance and cash flows, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas. ING IM has defined indices for the Portfolio Managers (the Barclays Capital U.S. Aggregate Bond Index for Strategic Allocation Conservative Portfolio and the Russell 3000® Index for Strategic Allocation Growth Portfolio and Strategic Allocation Moderate Portfolio) and where applicable, peer groups including but not limited to Russell, Morningstar, Lipper and Barclays and set performance goals to appropriately reflect requirements for each investment team. The measures for each team are outlined on a “scorecard” that is reviewed on an annual basis. These scorecards measure investment performance versus peer groups over one- and three-year periods and year-to-date net cash flow (changes in the accounts’ net assets not attributable to changes in the value of the accounts’ investments) for all accounts managed by each team. The results for overall ING IM scorecards are calculated on an asset weighted performance basis of the individual team scorecards.

Investment professionals’ performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

Based on job function, internal comparators and external market data, portfolio managers participate in the ING Long-Term Incentive Plan. Plan awards are based on the current year’s performance as defined by the ING IM component of the annual incentive plan. The awards vest in three years and are paid in a combination of ING restricted stock, stock options and restricted performance units.

Portfolio Managers whose base salary compensation exceeds a particular threshold may participate in ING IM’s deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING IM stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolios owned by the portfolio managers as of December 31, 2010, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

Portfolio Manager	Portfolio	Dollar Range of Securities of the Portfolio Owned
Heather Hackett	Strategic Allocation Conservative Strategic Allocation Growth Strategic Allocation Moderate	[ ]
Paul Zemsky	Strategic Allocation Conservative Strategic Allocation Growth Strategic Allocation Moderate	[ ]

ADMINISTRATOR

ING Funds Services, LLC (“ING Funds Services” or “Administrator”) serves as administrator for the Portfolios pursuant to an Administration Agreement. The Administrator is an affiliate of ING Investments. The address of the Administrator is 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258. Subject to the supervision of the Board, the Administrator provides the overall business management and administrative services necessary to properly conduct the Portfolios’ business, except for those services performed by ING Investments under the Investment Advisory Agreements, the Sub-Adviser under the Sub-Advisory Agreement, the custodian under the Custodian Agreement, the transfer agent under the Transfer Agency Agreement, and such other service providers as may be retained by the Portfolios from time to time. The Administrator acts as a liaison among these service providers to the Portfolios. The Administrator is also responsible for monitoring the Portfolios in compliance with applicable legal requirements and for investment policies and restrictions of the Portfolios.

Prior to April 1, 2002, ING IM provided administrative services of the Portfolios pursuant to administrative agreements. The services provided by ING IM included: (1) internal accounting services; (2) monitoring regulatory compliance, such as reports and filings with the SEC and state securities commissions; (3) preparing financial information for proxy statements; (4) preparing semi-annual and annual reports to shareholders; (5) calculating NAV; (6) the preparation of certain shareholders communications; (7) supervision of the custodians and transfer agent; and (8) reporting to the Board. Since its appointments as Administrator on April 1, 2002, ING Funds Services has provided substantially similar administrative services to the Portfolios pursuant to the Administration Agreement.

The Administration Agreement may be cancelled by the Board, without payment of any penalty, by a vote of a majority of the Directors upon sixty (60) days’ written notice to the Administrator, or by the Administrator at any time, without the payment of any penalty, upon sixty (60) days’ written notice to the Company.

Administration Fees Paid

For its services, the Administrator is entitled to receive from the Portfolios a fee at an annual rate of 0.055% of the first $5 billion of the Portfolio’s average daily net assets and 0.030% on assets over $5 billion. During the fiscal years ended December 31, 2010, 2009 and 2008, the Portfolios paid the Administrator the following administrative fees:

Name of Portfolio	2010	2009	2008
Strategic Allocation Growth		$82,541	$115,341
Strategic Allocation Moderate		$83,736	$117,331
Strategic Allocation Conservative		$47,273	$63,114

ADVISOR FEES WAIVED OR RECOUPED

ING Investments has entered into an expense limitation agreement with the Portfolios, pursuant to which ING Investments has agreed to waive or limit its fees. In connection with the agreement and certain U.S. tax requirements, ING Investments will assume other expenses so that the total annual ordinary operating expenses of these Portfolios which exclude interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of each Portfolio’s business and expenses of any counsel or other persons or services retained by the Portfolios’ Directors who are not “interested persons” (as defined in the 1940 Act) of ING Investments do not exceed the expense limitation shown on the following table:

Portfolio	Class ADV	Class I	Class S
Strategic Allocation Growth	1.25%	0.75%	1.00%
Strategic Allocation Moderate	1.20%	0.70%	0.95%
Strategic Allocation Conservative	1.15%	0.65%	0.90%

Each Portfolio may at a later date reimburse ING Investments for investment management fees waived or reduced and other expenses assumed by ING Investments during the previous thirty-six (36) months, but only if, after such reimbursement, the Portfolio’s expense ratio does not exceed the percentage described above. ING Investments will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreement.

The expense limitation agreement provides that the expense limitations shall continue until at least May 1, [2012]. The expense limitation agreement is contractual and, after the initial term, shall renew automatically for one-year terms unless the Adviser provides written notice of termination of the agreement to lead Independent Director upon ninety (90) days’ prior to the end of the then-current term or upon termination of the Investment Advisory Agreement. The Expense Limitation Agreement may also be terminated by the Portfolios, without payment of any penalty, upon ninety (90) days’ prior written notice to the Adviser at its principal place of business. In addition, the adviser is contractually obligated to further limit expenses to 0.71% through April 4, [2012]. There is no guarantee the additional expense limit will continue after April 4, [2012]. The additional expense limitation will only renew if the adviser elects to renew it.

CUSTODIAN

The cash and securities owned by each of the Portfolios are held by The Bank of New York Mellon, One Wall Street, New York, New York 10286, as custodian, which takes no part in the decisions relating to the purchase or sale of a Portfolio’s securities.

The custodian does not participate in determining the investment policies of a Portfolio nor in deciding which securities are purchased or sold by a Portfolio. A Portfolio may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

TRANSFER AGENT

BNY Mellon Investment Servicing (U.S.) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.), 301 Bellevue Parkway, Wilmington, Delaware 19809, serves as the transfer agent and dividend-paying agent to the Portfolios.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP serves as the independent registered public accounting firm to the Portfolios. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of SEC filings. KPMG LLP is located at Two Financial Center, 60 South Street, Boston, MA 02111.

LEGAL COUNSEL

Legal matters for each Portfolio are passed upon by Goodwin Procter, LLP, Exchange Place, 53 State Street, Boston, MA 02109.

PRINCIPAL UNDERWRITER

Shares of the Portfolios are offered on a continuous basis. The Portfolios’ principal underwriter is ING Investments Distributor, LLC, 7337 E. Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258. ING Investments Distributor, LLC is a Delaware Corporation and is an indirect wholly-owned subsidiary of ING Groep and an affiliate of ING Investments, LLC. As principal underwriter for the Portfolios, ING Investments Distributor, LLC has agreed to use its best efforts to distribute the shares of the Portfolios.

DISTRIBUTION SERVICING ARRANGEMENTS

Shares are distributed by the Distributor. The Class S shares of the Portfolios are subject to a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Class S Distribution Plan, the Distributor is paid an annual distribution fee at the rate of 0.25% of the average daily net assets regardless of expenses of the Class S shares of each Portfolio. The distribution fee may be used to cover expenses incurred in promoting the sale of Class S shares, including: (a) the costs of printing and distributing to prospective investors Prospectuses, statements of additional information and sale literature; (b) payments to investment professionals and other persons who provide support services in connection with the distribution of shares; (c) overhead and other distribution related expenses; and (d) accruals for interest on the amount of the forgoing expenses that exceed the distribution fee. The

Distributor may re-allow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates.

The Distributor is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the Distribution Plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination whether the Rule 12b-1 Plan should be continued. The terms and provisions of the Plan relating to required reports, term and approval are consistent with the requirements of Rule 12b-1.

The Distribution Plan continues from year to year, provided such continuance is approved annually by vote of the Board, including a majority of Independent Directors. The Distribution Plan may not be amended to increase the amount to be spent for the services provided by the Distributor without shareholder approval. All amendments to the Distribution Plan must be approved by the Board in the manner described above. The Distribution Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Directors upon not more than thirty (30) days notice to any other party to the Distribution Plan. All persons who are under common control of the Portfolios could be deemed to have a financial interest in the Plan. No other interested person of the Portfolios has a financial interest in the Plan.

In approving the Distribution Plan, the Board considered all the features of the distribution system, including: (1) the advantages to the shareholders of economies of scale resulting from growth in the Portfolios’ assets and potential continued growth; (2) the services provided to the Portfolios and its shareholders by the Distributor; and (3) the Distributor’s shareholder distribution-related expenses and costs.

ING Investments and the Sub-Adviser or their affiliates may make payments to securities dealers that enter into agreements providing the Distributor with access to registered representatives of the securities dealer.

Total distribution expenses incurred by the Distributor for the costs of promotion and distribution with respect to each class of shares for the Portfolios for the fiscal year ended December 31, 2010 were as follows:

Portfolio	Class I	Class S

Strategic Allocation Conservative
Advertising	$[ ]	$[ ]
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
Total

Strategic Allocation Growth
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
Total

Portfolio	Class I	Class S

Strategic Allocation Moderate
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
Total

The Class S of shares of the Portfolios paid the following fees under Distribution Plan for the fiscal years ended December 31, 2010, 2009 and 2008:

Portfolio	2010	2009	2008
Strategic Allocation Conservative		$3,612	$4,069
Strategic Allocation Growth		$3,571	$3,640
Strategic Allocation Moderate		$5,720	$5,726

DISCLOSURE OF THE PORTFOLIOS’ PORTFOLIO SECURITIES

The Portfolios are required by the SEC to file their complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Portfolios’ annual and semi-annual shareholder reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

In addition, each Portfolio posts its portfolio holdings schedule on ING’s website on a month-end basis and makes it available 10 calendar days after the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the previous calendar month (i.e., each Portfolio will post its month-end June 30 holdings on July 11). A Portfolio may also post its complete or partial portfolio holdings on its website as of a specified date.

The Portfolios also compile a list composed of their ten largest holdings (“Top Ten”). This information is produced monthly, and is made available on ING’s website, on the tenth day of each month. The Top Ten holdings information is as of the last day of the previous month.

Investors (both individual and institutional), financial intermediaries that distribute the Portfolios’ shares and most third parties may receive the Portfolios annual or semi-annual shareholder reports, or view on ING’s website, the Portfolios’ portfolio holdings schedule. The Top Ten lists are also provided in quarterly Portfolio descriptions that are included in the offering materials of variable life insurance products and VA Contracts.

Other than in regulatory filings or on ING’s website, the Portfolios may provide their complete portfolio holdings to certain unaffiliated third-parties and affiliates when the Portfolios have a legitimate business purpose for doing so. Unless otherwise noted below, a Portfolio’s disclosure of its portfolio holdings will be on an as-needed basis, with no lag time between the date of which the information is requested and the date the information is provided. Specifically, the Portfolios’ disclosure of their portfolio holdings may include disclosure:

•	to the Portfolios’ independent registered public accounting firm, named herein, for use in providing audit opinions;
•	to financial printers for the purpose of preparing the Portfolios’ regulatory filings;
•	for the purpose of due diligence regarding a merger or acquisition;

•	to a new adviser or sub-adviser prior to the commencement of its management of a Portfolio;
•	to rating and ranking agencies such as Bloomberg, Morningstar, Lipper and S&P, such agencies may receive more raw data for the Portfolios that is posted on the Portfolios’ website;
•	to consultants for use in providing asset allocation advice in connection with investments by affiliated funds-of-funds in the Portfolios;
•	to service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Portfolios; and
•	to a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Portfolios’ shareholders.

In all instances of such disclosure the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information.

The Portfolios’ Board has adopted policies and procedures (“Policies”) designed to ensure that disclosure of information regarding the Portfolios’ portfolio securities is in the best interests of Portfolio shareholders, including procedures to address conflicts between the interests of the Portfolios’ shareholders, on the one hand, and those of the Portfolios’ adviser, sub-advisers, principal underwriter or any affiliated person of the Portfolios, their adviser, or their principal underwriter, on the other. Such Policies authorize the Portfolios’ administrator to implement the Board’s Policies and direct the administrator to document the expected benefit to shareholders. Among other considerations, the administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of the Portfolios’ shareholders. Similarly, the administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of the adviser, sub-advisers, principal underwriter and their affiliates. The Board has authorized the senior officers of the Portfolios’ administrator to authorize the release of the Portfolios’ portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies. The Portfolios’ administrator reports quarterly to the Board regarding the implementation of the Policies.

The Portfolios have the following ongoing arrangements with certain third parties to provide the Portfolios’ portfolio holdings:

Party	Purpose	Frequency	Time Lag Between Date of Information and Date Information Released
Institutional Shareholder Services Inc., a subsidiary of MSCI Inc.	Proxy Voting Services	Daily	None
Securities Class Action Services, LLC, a subsidiary of MSCI Inc.	Class Action Services	Monthly	10 Days
Charles River Development	Compliance	Daily	None

All of the arrangements in the table above are subject to the Policies adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Portfolios and their shareholders. The Portfolios’ Board must approve any material change to the Policies. The Policies may not be waived, or exceptions made, without the consent of ING’s Legal Department. All waivers and exceptions involving any of the Portfolios will be disclosed to the Portfolios’ Board no later than its next regularly scheduled quarterly meeting. No compensation or other consideration may be received by the Portfolios, the adviser, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.

PURCHASE AND REDEMPTION OF SHARES

Shares of a Portfolio are purchased and redeemed at the NAV next determined after receipt of a purchase or redemption order in acceptable form as described in each Portfolio’s Prospectuses. The value of shares redeemed may be more or less than the shareholder’s costs, depending upon the market value of the portfolio securities at the time of redemption.

Redemption of shares, or payment, may be suspended at times: (a) when the NYSE is closed for other than customary weekend or holiday closings; (b) when trading on NYSE is restricted; (c) when an emergency exists, as a result of which disposal by a Portfolio of securities owned by it is not reasonably practicable, or it is not reasonably practicable for a Portfolio fairly to determine the value of its net assets, or during any other period when the SEC, by order, so permits; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions prescribed in (b) or (c) exist. The NYSE is not open for business on the following holidays (nor on the nearest Monday or Friday if the holiday falls on a weekend), on which the Portfolios will not redeem shares: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

If you invest in a Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of Portfolio shares.

Shares of the Portfolios are offered, on a continuous basis, to both registered and unregistered separate accounts of affiliated Participating Insurance Companies to Portfolio VA Contracts and VLI Policies. Each separate account contains divisions, each of which corresponds to a Portfolio. Net purchase payments under the VA Contracts are placed in one or more of the divisions of the relevant separate account and the assets of each division are invested in the shares of the Portfolio which corresponds to that division. Each separate account purchases and redeems shares of these Portfolios for its divisions as NAV without sales or redemption charges.

The Portfolios may offer the shares of their Portfolios to certain pension and retirement plans qualified under the Code. The relationships of pension and retirement plans and pension and retirement plan participants to the Portfolio would be subject, in part, to the provisions of the individual pension and retirement plans and applicable law. Accordingly, such relationships could be different from those described in the Prospectus for separate accounts and owners of VA Contracts and VLI Policies, in such areas, for example, as tax matters and voting privileges.

The Board monitors for possible conflict among separate accounts (and will do so for pension and retirement plans) buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Board may require a separate account or Plan to withdraw its participation in a Portfolio. A Portfolio’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or pension and retirement plan) withdrawing because of a conflict.

Each Portfolio ordinarily effects orders to purchase or redeem its shares that are based on transactions under VLI Policies or VA Contracts (e.g. purchase or premium payments, surrender or withdrawal requests, etc.) at the Portfolio’s NAV per share next computed on the day on which the separate account processes such transactions. Each Portfolio effects orders to purchase or redeem its shares that are not based on such transactions at the Portfolio’s NAV per share next computed on the day on which the Portfolio receives the orders.

Please refer to the appropriate separate account prospectus related to your Variable Contract for more information regarding the contract.

PORTFOLIO TRANSACTIONS1

The Adviser or Sub-Adviser for each Portfolio places orders for the purchase and sale of investment securities for the Portfolio, pursuant to authority granted in the Portfolio’s investment sub-advisory agreement. Subject to policies and procedures approved by the Portfolio’s Board of Directors, the Sub-Adviser has discretion to make decisions relating to placing these orders, including, where applicable, selecting the brokers or dealers that will execute the purchase and sale of investment securities, negotiating the commission or other compensation paid to the broker or dealer executing the trade, or using an electronic trading network (“ECN”) or alternative trading system (“ATS”).

In situations where the Sub-Adviser resigns or ING Investments otherwise assumes day to day management of a Portfolio pursuant to its investment advisory agreement with the Portfolio, ING Investments will perform the services described herein as being performed by the Sub-Adviser.

How Securities Transactions are Effected

Purchases and sales of securities on a securities exchange (which include most equity securities) are effected through brokers who charge a commission for their services. In transactions on securities exchanges in the United States, these commissions are negotiated, while on many foreign securities exchanges commissions are fixed. Securities traded in the over-the-counter markets (such as fixed-income securities and some equity securities) are generally traded on a “net” basis with market makers acting as dealers; in these transactions, the dealers act as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Transactions in certain over-the counter securities also may be effected on an agency basis, when, in the Sub-Adviser’s opinion, the total price paid (including commission) is equal to or better than the best total price available from a market maker. In underwritten offerings, securities are usually purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid. Each sub-adviser may also place trades using an ECN or ATS.

How the Sub-Adviser Selects Broker-Dealers

The Sub-Adviser has a duty to seek to obtain best execution of the Portfolio’s orders, taking into consideration a full range of factors designed to produce the most favorable overall terms reasonably available under the circumstances. In selecting brokers and dealers to execute trades, the sub-adviser may consider both the characteristics of the trade and the full range and quality of the brokerage services available from eligible broker-dealers. This consideration often involves qualitative as well as quantitative judgments. Factors relevant to the nature of the trade may include, among others, price (including the applicable brokerage commission or dollar spread), the size of the order, the nature and characteristics (including liquidity) of the market for the security, the difficulty of execution, the timing of the order,

[1]

For purposes of this section, the discussion relating to investment decisions made by the Adviser or Sub-Adviser with respect to a Portfolio also includes investment decisions made by a an adviser or sub-adviser with respect to an Underlying Fund. For convenience, only the terms Adviser or Sub-Adviser and Portfolio are used.

potential market impact, and the need for confidentiality, speed, and certainty of execution. Factors relevant to the range and quality of brokerage services available from eligible brokers and dealers may include, among others, the firms’ execution, clearance, settlement, and other operational facilities; willingness and ability to commit capital or take risk in positioning a block of securities, where necessary; special expertise in particular securities or markets; ability to provide liquidity, speed and anonymity; the nature and quality of other brokerage and research services provided to the sub-adviser (consistent with the “safe harbor” described below); and the firms’ general reputation, financial condition and responsiveness to the sub-adviser, as demonstrated in the particular transaction or other transactions. Subject to its duty to seek best execution of a Portfolio’s orders, the Sub-Adviser may select broker-dealers that participate in commission recapture programs that have been established for the benefit of a Portfolio. Under these programs, the participating broker-dealers will return to a Portfolio (in the form of a credit to the Portfolio) a portion of the brokerage commissions paid to the broker-dealers by a Portfolio. These credits are used to pay certain expenses of a Portfolio. The commission recapture payments benefit a Portfolio, and not the Sub-Adviser.

The Safe Harbor for Soft Dollar Practices

In selecting broker-dealers to execute a trade for a Portfolio, the Portfolio may consider the nature and quality of brokerage and research services provided to the sub-adviser as a factor in evaluating the most favorable overall terms reasonably available under the circumstances. As permitted by Section 28(e) of the 1934 Act, the Sub-Adviser may cause a Portfolio to pay a broker-dealer a commission for effecting a securities transaction for a Portfolio that is in excess of the commission which another broker-dealer would have charged for effecting the transaction, if the Sub-Adviser makes a good faith determination that the broker’s commission paid by a Portfolio is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed in terms of either the particular transaction or the Sub-Adviser’s overall responsibilities to a Portfolio and its other investment advisory clients. The practice of using a portion of a Portfolio’s commission dollars to pay for brokerage and research services provided to the Sub-Adviser is sometimes referred to as “soft dollars.” Section 28(e) is sometimes referred to as a “safe harbor,” because it permits this practice, subject to a number of restrictions, including the Sub-Adviser’s compliance with certain procedural requirements and limitations on the type of brokerage and research services that qualify for the safe harbor.

Brokerage and Research Products and Services Under the Safe Harbor - Research products and services may include, but are not limited to, general economic, political, business and market information and reviews, industry and company information and reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance and risk measuring services and analysis, stock price quotation services, computerized historical financial databases and related software, credit rating services, analysis of corporate responsibility issues, brokerage analysts’ earning estimates, computerized links to current market data, software dedicated to research, and portfolio modeling. Research services may be provided in the form of reports, computer-generated data feeds and other services, telephone contacts, and personal meetings with securities analysts, as well as in the form of meetings arranged with corporate officers and industry spokespersons, economists, academics and governmental representatives. Brokerage products and services assist in the execution, clearance and settlement of securities transactions, as well as functions incidental thereto, including but not limited to related communication and connectivity services and equipment, and software related to order routing, market access, algorithmic trading, and other trading activities. On occasion, a broker-dealer may furnish the sub-adviser with a service that has a mixed use (that is, the service is used both for brokerage and research activities that are within the safe harbor and for other activities). In this case, the sub-adviser is required to reasonably allocate the cost of the service, so that any portion of the service that does not qualify for the safe harbor is paid for by the sub-adviser from its own funds, and not by portfolio commissions paid by a Portfolio.

Benefits to the Sub-Adviser - Research products and services provided to the Sub-Adviser by broker-dealers that effect securities transactions for a Portfolio may be used by the Sub-Adviser in servicing all of its accounts. Accordingly, not all of these services may be used by the Sub-Adviser in connection with a Portfolio. Some of these products and services are also available to the Sub-Adviser for cash, and some do not have an explicit cost or determinable value. The research received does not reduce the sub-advisory fees payable to the Sub-Adviser for services provided to a Portfolio. The Sub-Adviser’s expenses would likely increase if the Sub-Adviser had to generate these research products and services through its own efforts, or if it paid for these products or services itself.

Broker-Dealers that are Affiliated with the Adviser or the Sub-Adviser

Portfolio transactions may be executed by brokers affiliated with the ING Groep, the Adviser, or the Sub-Adviser, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transaction.

Prohibition on Use of Brokerage Commissions for Sales or Promotional Activities

The placement of portfolio brokerage with broker-dealers who have sold shares of a Portfolio is subject to rules adopted by the SEC and the Financial Industry Regulatory Authority (“FINRA”). Under these rules, the Sub-Adviser may not consider a broker’s promotional or sales efforts on behalf of the Sub-Adviser when selecting a broker-dealer for a Portfolio’ portfolio transactions, and neither the Portfolio nor the Sub-Adviser may enter into an agreement under which a Portfolio directs brokerage transactions (or revenue generated from such transactions) to a broker-dealer to pay for distribution of a Portfolio’s shares. Each Portfolio has adopted policies and procedures, approved by its Board of Directors, that are designed to attain compliance with these prohibitions.

Principal Trades and Research

Purchases of securities for a Portfolio also may be made directly from issuers or from underwriters. Purchase and sale transactions may be effected through dealers which specialize in the types of securities which a Portfolio will be holding. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.

More Information about Trading in Fixed-Income Securities

Purchases and sales of fixed-income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each Portfolio may also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed-income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed-income securities transactions consists primarily of dealer spreads and underwriting commissions.

In purchasing and selling fixed-income securities, it is the policy of each Portfolio to obtain the best results, while taking into account the dealer’s general execution and operational facilities, the type of transaction involved and other factors, such as the dealer’s risk in positioning the securities involved. While the Sub-Adviser generally seeks reasonably competitive spreads or commissions, a Portfolio will not necessarily pay the lowest spread or commission available.

Transition Management

Changes in the Sub-Adviser and investment personnel and reorganizations of a Portfolio may result in the sale of a significant portion or even all of the Portfolio’s portfolio securities. This type of change will increase trading costs and the portfolio turnover for the affected Portfolio. A Portfolio, ING Investments, or the Sub-Adviser may engage a broker-dealer to provide transition management services in connection with a change in sub-adviser or a reorganization or other changes.

Allocation of Trades

Some securities considered for investment by a Portfolio may also be appropriate for other clients served by Sub-Adviser. If the purchase or sale of securities consistent with the investment policies of a Portfolio and one or more of these other clients is considered at or about the same time, transactions in such securities will be placed on an aggregate basis and allocated among a Portfolio and such other clients in a manner deemed fair and equitable, over time, by the Sub-Adviser and consistent with the Sub-Adviser’s written policies and procedures. The Sub-adviser may use different methods of allocating the results aggregated trades. The Sub-Adviser’s relevant policies and procedures and the results of aggregated trades in which a Portfolio participated are subject to periodic review by a Portfolio’s Board. To the extent any of the Portfolios seek to acquire (or dispose of) the same security at the same time, one or more of the Portfolios may not be able to acquire (or dispose of) as large a position in such security as it desires, or it may have to pay a higher (or receive a lower) price for such security. It is recognized that in some cases, this system could have a detrimental effect on the price or value of the security insofar as a Portfolio is concerned. However, over time, a Portfolio’s ability to participate in aggregate trades is expected to provide better execution for the Portfolio.

Cross-Transactions

The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the terms of Rule 17a-7 under the 1940 Act.

For the fiscal years ended December 31, 2010, 2009, and 2008, brokerage commissions were paid as follows:

Portfolio	2010	2009	2008
Strategic Allocation Conservative		$0(1)	$39,119
Strategic Allocation Growth		$0(1)	$140,661
Strategic Allocation Moderate		$0(1)	$121,834
(1)	On April 4, 2008, the Portfolios converted from stand-alone mutual funds, which invested directly in securities, to a fund-of-funds which invest in other mutual funds.
(2)	[The decrease in brokerage commission paid by the Portfolio was due to a decrease in the trading activity of the Portfolio.]

For the fiscal years ended December 31, 2010, 2009 and 2008, commissions in the amounts listed below were paid with respect to portfolio transactions paid to certain brokers because of research services:

Portfolio Name	2010	2009	2008
Strategic Allocation Conservative		$0	$2,154
Strategic Allocation Growth		$0	$4,724
Strategic Allocation Moderate		$0	$6,250

[During the fiscal years ended December 31, 2010, 2009 and 2008, none of the Portfolios used affiliated brokers to execute portfolio transactions.]

During the fiscal year ended December 31, 2010, the Portfolios acquired securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents. The holdings of securities of such brokers and dealers were as follows as of December 31, 2010:

Portfolio	Security Description	Market Value

Strategic Allocation Conservative	None	$[ ]

Strategic Allocation Growth	None	$

Strategic Allocation Moderate	None	$

CODE OF ETHICS

The Portfolios, ING Investments, the Sub-Adviser and the Distributor have adopted a code of ethics (“Code of Ethics” or written supervisory procedures) governing personal trading activities of all “access persons,” as defined by the Investment Adviser’s Act of 1940, who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by each Portfolio or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against a Portfolio that may rise from personal trading of securities that may be purchased or held by a Portfolio or of Portfolio shares. The Code of Ethics also prohibits short-term trading of a Portfolio by persons subject to the Code of Ethics. Personal trading is permitted by such persons subject to certain restrictions; however such persons are generally required to pre-clear all holdings and security transactions with the ING Funds’ Compliance Officer or her designee and to report all transactions on a regular basis.

PROXY VOTING PROCEDURES

The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Portfolios’ portfolio securities. The procedures provide that funds-of-funds, including the Portfolios, will “echo” vote their interests in Underlying Funds. This means that, if a Portfolio must vote on a proposal with respect to an Underlying Fund, the Portfolio will vote its interest in that Underlying Fund in the same proportion all other shareholders in the Underlying Fund voted their interests. The effect of echo voting may be that a small number of shareholders may determine the outcome of a vote. The procedures delegate to ING Investments the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to ING Investments, the Board has also approved ING Investments’ proxy voting procedures, which require ING Investments to vote proxies in accordance with the Portfolios’ proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Portfolio proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. A copy of the proxy voting procedures and guidelines of the Portfolios, including the procedures of ING Investments, is attached hereto as Appendix A. No later than August 31st of each year, information regarding how the Portfolios voted proxies relating to portfolio securities for the one-year period ending June 30th is available through the ING Funds’ website (www.ingfunds.com) or by accessing the SEC’s EDGAR database (www.sec.gov).

NET ASSET VALUE

As noted in the Prospectuses, the NAV and offering price of each class of each Portfolio’s shares will be determined once daily as of the close of regular trading (“Market Close”) on the NYSE (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE is open for trading. As of the date of this Statement of Additional Information, the NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. As a general matter, the Strategic Allocation Portfolios invest in the Underlying Funds which in turn invest directly in securities. The Strategic Allocation Portfolios generally rely on the NAVs provided by the Underlying Funds in computing the Portfolios’ NAV. However, the following is information regarding the calculation of NAV for the Underlying Funds and the Strategic Allocation Portfolios.

Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities reported by NASDAQ will be valuated at the NASDAQ Official Closing Price on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Investments in securities maturing in sixty (60) days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument. See “Net Asset Value” in the “Information for Investors” section of the Prospectuses. The long-term debt obligations held in a Portfolio’s portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the-counter market quotations are readily available.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of the Portfolios’ Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV, may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio’s Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolio related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities.

The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time a Portfolio determines its NAV or if the foreign exchange closes prior to the time the Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio's NAV may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets. Further, the value of a Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio. In calculating a Portfolio’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents.

If an event occurs after the time at which the foreign securities held by a Portfolio closes but before the time that the Portfolio’s NAV is calculated on any business day, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Portfolio determines its NAV. In such a case, a Portfolio will use the fair value of such securities as determined under the Portfolio’s valuation procedures. Events after the close of trading on a foreign market that could require a Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the United States and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in determination of a security’s fair value, the Board has authorized the use of one or more research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, nor that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Portfolios are not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred, or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Portfolios to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Portfolios determines their NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Portfolios’ NAV.

Options on securities, currencies, futures and other financial instruments purchased by the Portfolios are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC Options.

The fair value of other assets is added to the value of all securities positions to arrive at the value of the Portfolio’s total assets. The Portfolio’s liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Portfolio’s net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.

In computing the NAV for a class of shares of the Portfolio, all class-specific liabilities incurred or accrued are deducted from the class’ net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.

Orders received by dealers prior to Market Close will be confirmed at the offering price computed as of Market Close provided the order is received by the Transfer Agent prior to Market Close that same day. It is the responsibility of the dealer to insure that all orders are transmitted timely to a Portfolio. Orders received by dealers after Market Close will be confirmed at the next computed offering price as described in the Prospectus.

TAX CONSIDERATIONS

The following is only a limited discussion of certain additional tax considerations generally affecting each Portfolio. No attempt is made to present a detailed explanation of the tax treatment of each Portfolio and no explanation is provided with respect to the tax treatment of any Portfolio shareholder. The discussions here and in the Prospectuses are not intended as substitutes for careful tax planning. Holders of VA Contracts or VLI Policies must consult the contract prospectus, prospectus summary or disclosure statement for information concerning the federal income tax consequences of owning such VA Contracts or VLI Policies.

Qualification as a Regulated Investment Company

Each Portfolio intends to elect to qualify as a “regulated investment company” (“RIC”) under the provisions of Subchapter M of the Code. If a Portfolio qualifies as a RIC and complies with the appropriate provisions of the Code, it will be relieved of federal income tax on the amounts of income it attributes.

To qualify for treatment as a RIC, a Portfolio generally must, among other things: (a) derive in each taxable year at least 90% of its gross income from (i) dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, and other income (including gains from certain options, futures, and forward contracts) derived with respect to its business of investing in securities or foreign currencies; or (ii) net income derived from interests in certain publicly traded partnerships; (b) diversify its holdings so that at the end of each quarter of the taxable year (i) at least 50% of the market value of the Portfolio’s assets is represented by cash, cash items, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5.00% of the value of the Portfolio’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses or related trades or businesses; and (c) distribute in each taxable year at least 90% of the sum of its investment company taxable income and its net tax-exempt interest income. If a Portfolio does not meet all of these Code requirements, it will be taxed as an ordinary corporation and its distributions (to the extent of available earnings and profits) will be taxed to shareholders as ordinary income (except to the extent a shareholder is exempt form tax).

Excise Tax

Generally, in order to avoid a 4% nondeductible excise tax, a Portfolio must distribute to its shareholders during the calendar year the following amounts:

-	98% of the Portfolio’s ordinary income for the calendar year;
-

98% of the Portfolio’s capital gain net income (all capital gains, both long-term and short-term, minus all such capital losses), all computed as if the Portfolio were on a taxable year ending October 31 of the year in question and beginning the previous November 1; and

-	any undistributed ordinary income or capital gain net income for the prior year.

The excise tax generally is inapplicable to any RIC whose sole shareholders are either tax-exempt pension trusts or separate accounts of life insurance companies funding Variable Contracts. Although the Portfolios believe that they are not subject to the excise tax, they intend to make the distributions required to avoid the imposition of such a tax.

Diversification

Each Portfolio also intends to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on the Portfolios by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate accounts used to fund Variable Contracts. Because Section 817(h) and those regulations treat the assets of the Portfolio as assets of the related separate account, these regulations are imposed on the assets of the Portfolio. Specifically, the regulations provide that, after a one year start-up period or except as permitted by the “safe harbor” described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of the Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M of the Code are satisfied and no more than 55% of the value of the account’s total assets is attributable to cash and cash items (including receivables), U.S. government securities and securities of other RICs. Failure by a Portfolio to both qualify as a RIC and to satisfy the Section 817(h) requirements would generally cause the Variable Contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service (“IRS”) based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a Portfolio to qualify as a RIC would also subject it to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

The U.S. Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a Variable Contract owner’s control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. To date, the U.S. Treasury Department has issued only a few such pronouncements. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner’s gross income. It is not known what standards will be set forth in the regulations or rulings.

In the event that rules or regulations are adopted, there can be no insurance that a Portfolio will be able to operate as currently described, or that the Portfolio will not have to change its investment objective or investment policies. A Portfolio’s investment objective and the investment policies of the Portfolio may be modified as necessary to prevent any such prospective rules and regulations from causing variable contract owners to be considered the owners of the shares of the Portfolio.

Foreign Investments

Investment income from foreign securities maybe subject to foreign taxes withheld at the source. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Portfolio’s assets to be invested in various countries is not known.

General Summary

The discussion of “Taxes” in the Prospectus, in conjunction with the foregoing, is a general summary of applicable provisions of the Code and U.S. Treasury regulations now in effect as currently interpreted by the courts and the IRS. The Code and these U.S. Treasury regulations, as well as the current interpretations thereof, may be changed at any time.

Capital Loss Carryforwards

Capital loss carryforwards were the following as of December 31, 2010:

Portfolio	Amount	Expiration Dates
Strategic Allocation Conservative	$ (710,796)	2016
	$(12,513,320)	2017
Total	$(13,224,116)

Strategic Allocation Growth	$(34,617,751)	2017

Strategic Allocation Moderate	$(30,535,699)	2017

PERFORMANCE INFORMATION

Average Annual Total Return

Quotations of average annual total return for any Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Portfolio over a period of one, five and ten years (or, if less, up to the life of the Portfolio), calculated pursuant to the formula:

P (1 + T)n = ERV

Where:	P =	a hypothetical initial payment of $1,000
	T =	an average annual total return
	n =	the number of years
	ERV =	the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period at the end of the 1, 5, or 10 year period (or fractional portion thereof).

All total return figures reflect the deduction of Portfolio expenses (an on annual basis), and assume that all dividends and distributions on shares are reinvested when paid.

On November 1, 2001, the existing shares of the Portfolios were redesignated as Class R Shares and a new class of shares, Class S, was introduced. Effective May 1, 2004, the Class R shares were redesignated as Class I shares.

For periods prior to the Class S shares’ inception date, Class S shares’ performance is derived from the historical performance of Class I shares, adjusted to reflect the Class S shares’ 0.25% Rule 12b-1 distribution fee. Performance information will be computed separately for each class. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Total Return Quotations as of December 31, 2010

Portfolio/Share Class	1 Year	5 Years	10 Years	Since Inception	Inception Date

Strategic Allocation Conservative
Class I	[ ]%	[ ]%	[ ]%	[ ]	07/05/95
Class S					08/05/05
Class I (adjusted for Class S)					07/05/95

Strategic Allocation Growth
Class I					07/05/95
Class S					08/05/05
Class I (adjusted for Class S)					07/05/95

Strategic Allocation Moderate
Class I					07/05/95
Class S					06/07/05
Class I (adjusted for Class S)					07/05/95

Performance information for a Portfolio may be compared, in reports and promotional literature, to: (a) the S&P 500® Index, the Russell 2000® Index, the Russell 3000® Index, the Barclays Capital U.S. Aggregate Bond Index, the Barclays Capital Intermediate Government Bond Index, Merrill Lynch High-Yield Index, Salomon Brothers Broad Investment Grade Bond Index, Dow Jones Industrial Average, or other indices (including, where appropriate, a blending of indices) that measure performance of a pertinent group of securities widely regarded by investors as representative of the securities markets in general; (b) other groups of investment companies tracked by Morningstar or Lipper Analytical Services, widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and (c) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Portfolio.

FINANCIAL STATEMENTS

The Financial Statements and the independent auditors’ reports thereon, appearing in each Portfolio’s annual shareholder report for the period ending December 31, 2010, are incorporated by reference in this Statement. Each Portfolio’s annual and unaudited semi-annual shareholder reports are available upon request and without charge by calling 1-800-992-0180.

APPENDIX A

ING FUNDS

PROXY VOTING PROCEDURES AND GUIDELINES

Effective Date: July 29, 2003

Revision Date: September 1, 2010

I.	INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the “Procedures and Guidelines”) of the ING Funds set forth on Exhibit 1 attached hereto and each portfolio or series thereof (each a “Fund” and collectively, the “Funds”). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the equity assets in its investment portfolio (the “portfolio securities”). The term “proxies” as used herein shall include votes in connection with annual and special meetings of equity stockholders but not those regarding bankruptcy matters and/or plans of reorganization. The Procedures and Guidelines have been approved by the Funds’ Boards of Trustees/Directors1 (each a “Board” and collectively, the “Boards”), including a majority of the independent Trustees/Directors2 of the Board. Only the Board may amend these Procedures and Guidelines. The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.	DELEGATION OF VOTING AUTHORITY

The Board hereby delegates to ING Investments, LLC (the “Adviser”) the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund, in accordance with the then-current Procedures and Guidelines approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies, as it deems appropriate. The President or Chief Financial Officer of a Fund may approve non-material amendments to the Procedures and Guidelines for immediate implementation, subject to ratification at the next regularly scheduled meeting of the Board.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund’s custodian and therefore will not be voted. However, the Adviser shall use best efforts to recall or restrict specific securities from loan for the purpose of facilitating a “material” vote as described in the Adviser’s proxy voting procedures (the “Adviser Procedures”).

[1]

Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board at issue. No provision in these Procedures is intended to impose any duty upon the particular Board with respect to any other Fund.

[2]	The independent Trustees/Directors are those Board members who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

Funds that are “funds-of-funds” will “echo” vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on Exhibit 1 attached hereto. This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

III.	APPROVAL AND REVIEW OF PROCEDURES

The Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in Exhibit 3. The Board hereby approves such procedures.

Any material changes to the Adviser Procedures must be approved by the Board prior to voting any Fund proxies in accordance with such amended procedures. The President or Chief Financial Officer of the Adviser may approve non-material amendments to the Procedures and Guidelines for immediate implementation, subject to ratification at the next regularly scheduled meeting of the Board of the Fund.

IV.	VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in Exhibit 4 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures.

A.	Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For,” “Against,” “Withhold” or “Abstain” on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

B.	Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (i.e., a “Non-Vote”).

1.	Within-Guidelines Votes: Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. Except as provided for herein, no Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines Votes.

2.	Non-Votes: Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under circumstances including, but not limited to, the following: (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with fractional shares securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy. The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy. It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), as described in Section IV.B. above and Section V. below.

3.	Out-of-Guidelines Votes: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members who abstained from voting on the matter or were not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures), in substantially the form attached hereto as Exhibit 2. As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy Within Guidelines, either as directed by the Guidelines or in accordance with the recommendation of the Agent, as applicable, except that it shall also be permissible for the Proxy Group to determine to take no action on the matter, either abstaining on a specific proposal or not voting the entire proxy. Cases in which any member of the Proxy Group or a participating Investment Professional has failed to complete and return a Conflicts Report shall be treated as if a conflict of interest appears to exist, except that, upon Counsel’s finding that a conflict of interest exists with respect to one or more members of the Proxy Group or the Advisers generally, the remaining members of the Proxy Group shall not be required to complete a Conflicts Report in connection with the proxy.

If Counsel determines that each member of the Proxy Group has completed and returned a Conflicts Report and there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

V.	CONFLICTS OF INTEREST

In any case in which there appears to be a conflict of interest with respect to the Agent’s recommendation on a matter, no action shall be taken on such matter (i.e., a “Non-Vote”). In any case in which a member of the Proxy Group has failed to complete and return a Conflicts Report when so required, or in which there appears to be a conflict of interest with respect to any member of the Proxy Group or any Investment Professional participating in the voting process, the Agent will be directed to vote Within Guidelines or to take no action on the matter, so that the Adviser shall have no opportunity to exercise active voting discretion in a situation in which the Adviser or certain other related parties may be deemed to have a conflict of interest.

VI.	REPORTING AND RECORD RETENTION

A.	Reporting by the Funds

Annually in August, each Fund will post its proxy voting record or a link thereto for the prior one-year period ending on June 30th on the ING Funds website. The proxy voting record for each Fund will also be available in the EDGAR database on the SEC’s website.

B.	Reporting to the Boards

At each regularly scheduled meeting, the Board will receive a report from the Adviser’s Proxy Coordinator indicating each proxy proposal, or a summary of such proposals, (1) that was voted Out-of-Guidelines; and (2) for which the Proxy Group initially recommended a vote Out-of-Guidelines, but which was ultimately voted Within Guidelines in accordance with Section V hereof. Such report shall indicate the name of the issuer, the substance of the proposal, and the reasons for voting, or recommending, an Out-of-Guidelines Vote.

EXHIBIT 1

to the

ING Funds

Proxy Voting Procedures

ING BALANCED PORTFOLIO, INC.

ING INTERMEDIATE BOND PORTFOLIO

ING MONEY MARKET PORTFOLIO

ING SERIES FUND, INC.

ING STRATEGIC ALLOCATION PORTFOLIOS, INC.

ING VARIABLE FUNDS

ING VARIABLE PORTFOLIOS, INC.

EXHIBIT 2

to the

ING Funds

Proxy Voting Procedures

FORM OF CONFLICTS REPORT

FORM OF CONFLICT OF INTEREST REPORT – PROXY GROUP MEMBERS

PROXY VOTING OF THE ING FUNDS

Issuer:

Meeting Date:

1.

To your knowledge, do you, or anyone in your immediate household, have a personal relationship of any sort with the Issuer, its officers, directors, or employees, or might you, or anyone in your immediate household, be affected by the outcome of the proxy proposal? This does not include former business relationships with which you have had no communication for at least one year and have no expectation of future or ongoing communication.

Explanation:

           YES  NO

☐       ☐

2.

To your knowledge, (1) does any ING Entity have a Material Business Relationship with the Issuer or (2) is any ING Entity actively seeking to have a Material Business Relationship with the Issuer?

Explanation:

           YES  NO

☐       ☐

3.

Have you, or, to your knowledge, anyone else employed by an ING Entity, been contacted by any person or organization, including another ING employee or affiliate, with a recommendation or request that a proxy be voted for (or against) a particular proposal with respect to the Issuer? This includes communications from the Issuer or its Affiliates, from a shareholder, or from a commercial, union or any other special interest group, but would not include routine communications from proxy solicitors.

Explanation:

           YES  NO

☐       ☐

4.

Are you aware of any other information that might lead a reasonable person to conclude that an ING Entity appears to have a conflict of interest with respect to the proxy proposal?

Explanation:

           YES  NO

☐       ☐

Name:	Date:

Certification: As a member of the Proxy Group, I understand that I have a fiduciary duty to vote Fund proxies solely in the best interests of the Fund(s) and its (their) shareholders. I certify that my recommendation with respect to the vote on the proxy proposal relating to the Issuer noted above is based solely on this criterion.

Definitions:

Affiliate means (A) any company directly or indirectly owning, controlling, or holding with power to vote, 5% or more of the outstanding voting securities of the Issuer; (B) any company 5% or more of whose outstanding voting securities are directly or indirectly owned, controlled, or held with power to vote, by the issuer; (C) any company directly or indirectly controlling, controlled by, or under common control with, the Issuer; (D) any officer, director, partner, copartner, or employee of the Issuer; (E) if the Issuer is an investment company, any investment adviser thereof or any member of an advisory board thereof; and (F) if the Issuer is an unincorporated investment company not having a board of directors, the depositor thereof.

ING Entity means all direct and indirect subsidiaries, joint ventures and business units of ING Groep N.V., including, but not limited to, ING Investments, LLC, ING Funds Distributor, LLC, ING Investment Management Co., ING Investment Management Americas, Directed Services LLC and ING Financial Advisers, LLC.

Issuer includes the company with respect to which the proxy is solicited, and any other entity which you know to be affiliated therewith, such as a pension plan, joint venture, merger partner, subsidiary or parent, or company under common control, but does not include entities associated with the Issuer solely through the provision of consulting, advisory or other professional services.

Material Business Relationship means, but, subject to review by Counsel, may not be limited to, a relationship which you know to constitute (1) participation in a joint venture, (2) revenues to ING of $1 million or more per year, or (3) ownership by ING of more than 20% of the outstanding securities of the Issuer (“20% Issuer”) (except that an Issuer’s affiliation with a 20% Issuer shall not constitute a de facto conflict of interest for ING with the first Issuer).

** Please return to ING Funds Proxy Coordinator at 480-477-2786 or proxycoordinator@ingfunds.com **

EXHIBIT 3

to the

ING Funds

Proxy Voting Procedures

ING INVESTMENTS, LLC,

ING INVESTMENT MANAGEMENT CO.

AND

DIRECTED SERVICES LLC

PROXY VOTING PROCEDURES

I.	INTRODUCTION

ING Investments, LLC, ING Investment Management Co. and Directed Services LLC (each an “Adviser” and collectively, the “Advisers”) are the investment advisers for the registered investment companies and each series or portfolio thereof (each a “Fund” and collectively, the “Funds”) comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to securities for certain Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund’s respective Board of Directors or Trustees (each a “Board” and collectively, the “Boards”) with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund’s Board.

In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, ING Investment Management Co. and Directed Services LLC (the “Adviser Procedures”) with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, best efforts shall be used to vote proxies in all instances.

II.	ROLES AND RESPONSIBILITIES

A.	Proxy Coordinator

The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund’s proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the “Procedures” or “Guidelines” and collectively the “Procedures and Guidelines”). The Proxy Coordinator is authorized to direct the Agent to vote a Fund’s proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines. In such event, and in connection with proxy proposals requiring case-by-case consideration (except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation), the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

B.	Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services. The Agent is Institutional Shareholder Services Inc., a subsidiary of MSCI Inc. The Agent is responsible for coordinating with the Funds’ custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

The Agent shall be instructed to vote all proxies in accordance with a Fund’s Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser’s Proxy Group, or a Fund’s Compliance Committee (“Committee”).

The Agent shall be instructed to obtain all proxies from the Funds’ custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to call the Proxy Coordinator’s attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C.	Proxy Group

The Adviser shall establish a Proxy Group (the “Group” or “Proxy Group”) which shall assist in the review of the Agent’s recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, are identified in Appendix 1, as may be amended from time at the Advisers’ discretion.

A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund’s Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. Tie votes shall be broken by securing the vote of members not present at the meeting; provided, however, that the Proxy Coordinator shall ensure compliance with all applicable voting and conflict of interest procedures and shall use best efforts to secure votes from all or as many absent members as may reasonably be accomplished. A member of the Proxy Group may abstain from voting on any given matter, provided that quorum is not lost for purposes of taking action and that the abstaining member still participates in any conflict of interest processes required in connection with the matter. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds. In its discretion, the Proxy Group may provide the Proxy Coordinator with standing instructions to perform responsibilities assigned herein to the Proxy Group, or activities in support thereof, on its behalf, provided that such instructions do not contravene any requirements of these Adviser Procedures or a Fund’s Procedures and Guidelines.

A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund’s proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, (2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a matter requires case-by-case consideration, including those in which the Agent’s recommendation is deemed to be conflicted as provided for under these Adviser Procedures, provided that, if the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation and no issue of conflict must be considered, the Proxy Coordinator may implement the instructions without calling a meeting of the Proxy Group.

For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s), if any, and (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent’s recommendation on a matter is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund’s Board.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund’s Board.

D.	Investment Professionals

The Funds’ Advisers, sub-advisers and/or portfolio managers (each referred to herein as an “Investment Professional” and collectively, “Investment Professionals”) may submit, or be asked to submit, a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate or with a request the vote be deemed “material” in the context of the portfolio(s) they manage, such that that lending activity on behalf of such portfolio(s) with respect to the relevant security should be reviewed by the Proxy Group and considered for recall and/or restriction. Input from the relevant sub-advisers and/or portfolio managers shall be given primary consideration in the Proxy Group’s determination of whether a given proxy vote is to be deemed material and the associated security accordingly restricted from lending. The determination that a vote is material in the context of a Fund’s portfolio shall not mean that such vote is considered material across all Funds voting that meeting. In order to recall or restrict shares timely for material voting purposes, the Proxy Group shall use best efforts to consider, and when deemed appropriate, to act upon, such requests timely, and requests to review lending activity in connection with a potentially material vote may be initiated by any relevant Investment Professional and submitted for the Proxy Group’s consideration at any time.

III.	VOTING PROCEDURES

A.	In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

B.	Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For,” “Against,” “Withhold” or “Abstain” on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

C.	Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

1.	Within-Guidelines Votes: Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. Except as provided for herein, no Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines Votes.

2.	Non-Votes: Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under circumstances including, but not limited to, the following: (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with fractional shares, securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy. The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy. It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as provided for in the Funds’ Procedures.

3.	Out-of-Guidelines Votes: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund’s Board.

4.	The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Compliance Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.	ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers’ fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

A.	Assessment of the Agent

The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent’s independence, competence or impartiality.

Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services (“Counsel”) for review. Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

B.	Conflicts of Interest

The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations. The Proxy Coordinator shall forward all such information to Counsel for review. Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate the interests of the Fund’s beneficial owners to unrelated objectives, including taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent’s services or utilization thereof.

For all matters for which the Proxy Group recommends an Out-of-Guidelines Vote, or for which a recommendation contrary to that of the Agent has been received from an Investment Professional and is to be utilized, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund’s Board, including completion of such Conflicts Reports as may be required under the Fund’s Procedures. Completed Conflicts Reports should be provided to the Proxy Coordinator within two (2) business days and may be submitted to the Proxy Coordinator verbally, provided the Proxy Coordinator documents the Conflicts Report in writing. Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided in connection with an Out-of-Guidelines Vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

V.	REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund’s portfolio securities. Such proxy statements received from issuers are available either in the SEC’s EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

APPENDIX 1

to the

Advisers’ Proxy Voting Procedures

Proxy Group for registered investment company clients of ING Investments, LLC, ING Investment Management Co. and Directed Services LLC:

Name	Title or Affiliation

Stanley D. Vyner	Chief Investment Risk Officer and Executive Vice President, ING Investments, LLC

Todd Modic	Senior Vice President, ING Funds Services, LLC and ING Investments, LLC; and Chief Financial Officer of the ING Funds

Maria Anderson	Vice President of Fund Compliance, ING Funds Services, LLC

Karla J. Bos	Proxy Coordinator for the ING Funds and Assistant Vice President – Proxy Voting, ING Funds Services, LLC

Julius A. Drelick III, CFA	Vice President, Platform Product Management and Project Management, ING Funds Services, LLC

Harley Eisner	Vice President of Financial Analysis, ING Funds Services, LLC

Theresa K. Kelety, Esq.	Senior Counsel, ING Americas US Legal Services

Effective as of January 1, 2010

EXHIBIT 4

to the

ING Funds

Proxy Voting Procedures

PROXY VOTING GUIDELINES OF THE ING FUNDS

I.	INTRODUCTION

The following is a statement of the Proxy Voting Guidelines (“Guidelines”) that have been adopted by the respective Boards of Directors or Trustees of each Fund. Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds’ and Advisers’ Proxy Voting Procedures (the “Procedures”).

Proxies must be voted in the best interest of the Fund(s). The Guidelines summarize the Funds’ positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.

The Adviser, in exercising its delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Adviser is guided by general fiduciary principles. It must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Adviser will not subordinate the interest of beneficial owners to unrelated objectives. The Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.	GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies, and Social and Environmental Issues. An additional section addresses proposals most frequently found in global proxies.

General Policies

These Guidelines apply to securities of publicly traded companies and to those of privately held companies if publicly available disclosure permits such application. All matters for which such disclosure is not available shall be considered case-by-case.

It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving case-by-case consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds’ Agent, Institutional Shareholder Services Inc., a subsidiary of MSCI Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent’s recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer’s management or management has made no recommendation. However, this policy shall not apply to case-by-case proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests, or unusual or controversial issues. Such input shall be given primary consideration with respect to case-by-case proposals being considered on behalf of the relevant Fund.

Except as otherwise provided for herein, it shall generally be the policy of the Funds not to support proposals that would impose a negative impact on existing rights of the Funds to the extent that any positive impact would not be deemed sufficient to outweigh removal or diminution of such rights.

The foregoing policies may be overridden in any case as provided for in the Procedures. Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a case-by-case basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. No proposal shall be supported whose implementation would contravene such requirements.

PROPOSAL	Guidelines

THE BOARD OF DIRECTORS

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat. Agreement with the Agent’s independence standards shall not dictate that a

PROPOSAL	Guidelines

Fund’s vote shall be cast according to the Agent’s corresponding recommendation. Where applicable and except as otherwise provided for herein, it shall be the policy of the Funds to lodge disagreement with an issuer’s policies or practices by withholding support from a proposal for the relevant policy or practice rather than the director nominee(s) to which the Agent assigns a correlation. Support shall be withheld from culpable nominees as appropriate, but if they are not standing for election (e.g., the board is classified), support shall generally not be withheld from others in their stead. Withholding support from a nominee shall be effected by withholding support from, or voting against, the candidate, pursuant to the applicable election standard.

Voting on director nominees in uncontested elections not subject to specific policies described herein	Case-by-Case

Voting on independent outside director nominees if application of the policies described herein is likely to result in withholding support from the majority of independent outside directors sitting on a board, or removal of such directors would negatively impact majority board independence, unless the concerns identified are of such grave nature as to merit removal of the independent directors.	Do Not Withhold

Where applicable and except as otherwise provided for herein, voting in connection with issues raised by the Agent if the nominee did not serve on the board or relevant committee during the majority of the time period relevant to the concerns cited by the Agent.	For

Support from a nominee who, during both of the most recent two years, attended less than 75 percent of the board and committee meetings without a valid reason for the absences. Do not withhold support in connection with attendance issues for nominees who have served on the board for less than the two most recent years.	Withhold

Support from a nominee in connection with poison pill or anti-takeover considerations (e.g., furtherance of measures serving to disenfranchise shareholders or failure to remove restrictive pill features or ensure pill expiration or submission to shareholders for vote) in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee	Withhold

Provided that a nominee served on the board during the relevant time period, support from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer’s shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years. However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally vote for a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.	Withhold

PROPOSAL	Guidelines

Voting on a nominee who has not acted upon negative votes (withhold or against, as applicable based on the issuer’s election standard) representing a majority of the votes cast at the previous annual meeting	Case-by-Case

Such nominees when

(1)    The issue relevant to the majority negative vote has been adequately addressed or cured (issuers with nominees receiving majority negative votes related to adoption of poison pills without shareholder approval will be expected to provide compelling rationale if they do not elect to redeem the pill or put it to a vote), or

(2)    The Funds’ Guidelines or voting record do not support the relevant issue causing the majority negative vote.

For

Support from inside directors or affiliated outside directors who sit on the audit committee	Withhold

Inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange.	For

Inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee or has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).	For

Compensation Practices

It shall generally be the policy of the Funds that matters of compensation are best determined by an independent board and compensation committee. Generally:

(1)    Where applicable and except as otherwise provided for herein, nominees who did not serve on the compensation committee, or board, as applicable based on the Agent’s analysis, during the majority of the time period relevant to the concerns cited by the Agent.

For

(2)    In cases in which the Agent has identified a “pay for performance” disconnect or internal pay disparity, as such issues are defined by the Agent, support for director nominees. However, generally do withhold support from nominees cited by the Agent for structuring or increasing equity compensation in a manner intended to deliver a consistent dollar value without regard to performance measures.

Do Not Withhold

(3)    If the Agent recommends withholding support from nominees in connection with overly liberal change in control provisions, including those lacking a double trigger when mitigating provisions or board actions (e.g., clawbacks) are present. Generally withhold support if they are not present.

For

PROPOSAL	Guidelines

(4) If the Agent recommends withholding support from nominees in connection with potential change in control payments or tax-gross-ups on change in control payments:

• If the amount appears reasonable and no material governance concerns exist	For

• If the amount is so significant (individually or collectively) as to potentially influence an executive’s decision to enter into a transaction or to effectively act as a poison pill	Withhold

(5)    If the Agent recommends withholding support from nominees in connection with their failure to seek a shareholder vote on plans to reprice, replace, buy back or exchange options, except that cancellation of options would not be considered an exchange unless the cancelled options were regranted or expressly returned to the plan reserve for reissuance.

Withhold

(6)    If the Agent recommends withholding support from nominees that have approved compensation ineligible for tax benefits to the company (e.g., under Section 162(m) of OBRA) without providing adequate rationale or disclosure, and the plan at issue is not being put to shareholder vote at the same meeting. If the relevant plan itself is up for vote, generally vote for the nominee(s), as the provisions under EXECUTIVE AND DIRECTOR COMPENSATION, OBRA-Related Compensation Proposals, shall apply.

Withhold

(7)    If the Agent recommends withholding support from nominees in connection with director compensation in the form of perquisites, when the cost is reasonable in the context of the directors’ total compensation and the perquisites themselves appear reasonable given their purpose, the directors’ duties and the company’s line of business.

For

(8) Support for nominees in connection with:

•     Long-term incentive plans, or total executive compensation packages, inadequately aligned with shareholders because they are overly cash-based/lack an appropriate equity component, except that such cases will be considered case-by-case in connection with executives already holding significant equity positions.

Withhold

•     Short-term incentive plans over which the nominee has exercised discretion to exclude extraordinary items, withholding support if treatment of such items has been inconsistent (e.g., exclusion of losses but not gains).

Case-by-Case

PROPOSAL	Guidelines

(9)    If the Agent recommends withholding support from nominees in connection with executive compensation practices related to tax gross-ups, perquisites, provisions related to retention or recruitment, including contract length or renewal provisions, “guaranteed” awards, pensions/SERPs, severance or termination arrangements, votes on such nominees if the issuer has provided adequate rationale and/or disclosure, factoring in any overall adjustments or reductions to the compensation package at issue. Consider on a case-by-case basis compensation packages representing a combination of the above provisions and deemed by the Agent to be excessive, and generally withhold support in such cases when named executives have material input into setting their own compensation. Generally vote for if the total compensation appears reasonable.

For

(10) If the Agent has raised issues of options backdating, consideration of members of the compensation committee, or board, as applicable, as well as company executives nominated as directors.	Case-by-Case

(11)  If shareholders have been provided with an advisory vote on executive compensation (say on pay), and practices not supported under these Guidelines have been identified, it shall generally be the policy of the Funds to align with the Agent when a vote against the say on pay proposal has been recommended in lieu of withholding support from certain nominees for compensation concerns. Issuers receiving negative recommendations on both director nominees and say on pay regarding issues not otherwise supported by these Guidelines will be considered on a case-by-case basis.

(12) Nominees if the Agent has raised other considerations regarding “poor compensation practices.	Case-by-Case

Accounting Practices

(1) Independent outside director nominees serving on the audit committee.	For

(2)    Where applicable and except as otherwise provided for herein, nominees serving on the audit committee, or the company’s CEO or CFO if nominated as directors, who did not serve on that committee or have responsibility over the relevant financial function, as applicable, during the majority of the time period relevant to the concerns cited by the Agent.

For

PROPOSAL	Guidelines

(3)    If the Agent has raised concerns regarding poor accounting practices, consideration of the company’s CEO and CFO, if nominated as directors, and nominees serving on the audit committee. Generally vote for nominees if the company has taken adequate steps to remediate the concerns cited, which would typically include removing or replacing the responsible executives, and if the concerns are not re-occurring and/or the company has not yet had a full year to remediate the concerns since the time they were identified.

Case-by-Case

(4) If total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, the provisions under AUDITORS below shall apply.

Board Independence

It shall generally be the policy of the Funds that a board should be majority independent. Inside director or affiliated outside director nominees in cases in which the full board is not majority independent.	Case-by-Case

(1)    Support from the fewest directors whose removal would achieve majority independence across the remaining board, except that support may be withheld from additional nominees whose relative level of independence cannot be differentiated.

Withhold

(2)    Support from all non-independent nominees, including the founder, chairman or CEO, if the number required to achieve majority independence is equal to or greater than the number of non-independent nominees.

Withhold

(3)    Except as provided above, support for non-independent nominees in the role of CEO, and when appropriate, founder or chairman. Determine support for other non-independent nominees based on the qualifications and contributions of the nominee as well as the Funds’ voting precedent for assessing relative independence to management, e.g., insiders holding senior executive positions are deemed less independent than affiliated outsiders with a transactional or advisory relationship to the company, and affiliated outsiders with a material transactional or advisory relationship are deemed less independent than those with lesser relationships.

For

(4) Non-voting directors (e.g., director emeritus or advisory director) shall be excluded from calculations with respect to majority board independence.

(5)    When conditions contributing to a lack of majority independence remain substantially similar to those in the previous year, it shall generally be the policy of the Funds to vote on nominees in a manner consistent with votes cast by the Fund(s) in the previous year.

PROPOSAL	Guidelines

Nominees without regard to “over-boarding” issues raised by the Agent, unless other concerns requiring case-by-case consideration have been raised	For

Consideration of nominees when the Agent recommends withholding support due to assessment that a nominee acted in bad faith or against shareholder interests in connection with a major transaction, such as a merger or acquisition, or if the Agent recommends withholding support due to other material failures or egregious actions, factoring in the merits of the nominee’s performance and rationale and disclosure provided. If the Agent cites concerns regarding actions in connection with a candidate’s service on another board, vote for the nominee if the issuer has provided adequate rationale regarding the board’s process for determining the appropriateness of the nominee to serve on the board under consideration.	Case-by-Case

Performance Test for Directors

•     Support on nominees failing the Agent’s performance test, which includes market-based and operating performance measures, provided that input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to such proposals.

Case-by-Case

Support for nominees receiving a negative recommendation from the Agent due to sustained poor stock performance (measured by one- and three-year total shareholder returns) combined with multiple takeover defenses/entrenchment devices if the issuer:

(1)    Has a non-shareholder-approved poison pill in place, without provisions to redeem or seek approval in a reasonable period of time, and

(2)    Maintains a dual class capital structure, has authority to issue blank check preferred stock, or is a controlled company.

Withhold

Nominees receiving a negative recommendation from the Agent due to sustained poor stock performance combined with other takeover defenses/entrenchment devices	Case-by-Case

Proposals Regarding Board Composition or Board Service

•     Except as otherwise provided for herein, shareholder proposals to impose new board structures or policies, including those requiring that the positions of Chairman and CEO be held separately, except support proposals in connection with a binding agreement or other legal requirement to which an issuer has or reasonably may expect to become subject, and consider such proposals on a case-by-case basis if the board is not majority independent or pervasive corporate governance concerns have been identified.

Against

• Management proposals to adopt or amend board structures or policies, except consider such proposals on a case-by-case basis if

PROPOSAL	Guidelines

the board is not majority independent, pervasive corporate governance concerns have been identified, or the proposal may result in a material reduction in shareholders’ rights.	For

• Shareholder proposals seeking more than a simple majority of independent directors	Against

• Shareholder proposals asking that board compensation and/or nominating committees be composed exclusively of independent directors	Against

• Shareholder proposals to limit the number of public company boards on which a director may serve	Against

• Shareholder proposals that seek to redefine director independence or directors’ specific roles (e.g., responsibilities of the lead director)	Against

• Shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein	Against

•     Shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee)

For

•     Shareholder proposals to limit the tenure of outside directors or impose a mandatory retirement age for outside directors (unless the proposal seeks to relax existing standards), but generally vote for management proposals in this regard.

Against

Shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board	Against

Director and Officer Indemnification and Liability Protection	Case-by-Case

• Limit or eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care	Against

• Proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness	Against

•     Proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if:

(1)    The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

(2)    Only if the director’s legal expenses would be covered

For

PROPOSAL	Guidelines

PROXY CONTESTS

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests being considered on behalf of that Fund.

Voting for director nominees in contested elections	Case-by-Case

Reimburse proxy solicitation expenses	Case-by-Case

• If associated nominees are also supported	For

AUDITORS

Management proposals to ratify auditors, except in cases of poor accounting practices or high non-audit fees. Consider management proposals to ratify auditors on a case-by-case basis if the Agent cites poor accounting practices.	For

Non-Audit Services

•     Approval of auditors when fees for non-audit services exceed 50 percent of total auditor fees as described below. Vote against management proposals to ratify auditors only in cases in which concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor’s independence. For purposes of this review, fees deemed to be reasonable, generally non-recurring, exceptions to the non-audit fee category (e.g., those related to an IPO) shall be excluded. If concerns exist or an issuer has a history of questionable accounting practices, also vote for shareholder proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote against.

Case-by-Case

Auditor Independence

• Shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services or capping the level of non-audit services	Case-by-Case

Audit Firm Rotation

• Shareholder proposals asking for mandatory audit firm rotation	Against

PROXY CONTEST DEFENSES

Presentation of management and shareholder proposals on the same matter on the same agenda shall not require a Fund to vote for one and against the other.

Board Structure: Staggered vs. Annual Elections

PROPOSAL	Guidelines

• Proposals to classify or otherwise restrict shareholders’ ability to vote upon directors	Against

• Proposals to repeal classified boards and to elect all directors annually	For

Shareholder Ability to Remove Directors

• Proposals that provide that directors may be removed only for cause	Against

• Proposals to restore shareholder ability to remove directors with or without cause	For

• Proposals that provide that only continuing directors may elect replacement to fill board vacancies	Against

• Proposals that permit shareholders to elect directors to fill board vacancies	For

Cumulative Voting

•     Management proposals to eliminate cumulative voting, when the company maintains a classified board of directors, except that such proposals may be supported irrespective of classification in furtherance of an issuer’s plan to adopt a majority voting standard

Against

• Shareholder proposals to restore or permit cumulative voting, in cases in which the company maintains a classified board of directors	For

Time-Phased Voting

• Proposals to implement time-phased or other forms of voting that do not promote a one share, one vote standard	Against

• Proposals to eliminate such forms of voting	For

Shareholder Ability to Call Special Meetings or to Act by Written Consent

• Management or shareholder proposals that provide shareholders with the ability to call special meetings or act by written consent	For

• Management proposals about which the Agent has cited anti-takeover concerns	Case-by-Case

Shareholder Ability to Alter the Size of the Board

• Proposals that seek to fix the size of the board or designate a range for its size	For

• Proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval	Against

PROPOSAL	Guidelines

TENDER OFFER DEFENSES

Poison Pills

• Proposals that ask a company to submit its poison pill for shareholder ratification, or to redeem its pill in lieu thereof, unless:	For

(1)    shareholders have approved adoption of the plan,

(2)    a policy has already been implemented by the company that should reasonably prevent abusive use of the pill, or

(3)    the board had determined that it was in the best interest of shareholders to adopt a pill without delay, provided that such plan would be put to shareholder vote within twelve months of adoption or expire, and if not approved by a majority of the votes cast, would immediately terminate

Against

• Shareholder proposals to redeem a company’s poison pill	Case-by-Case

•     Management proposals to approve or ratify a poison pill or any plan that can reasonably be construed as an anti-takeover measure, with voting decisions generally based on the Agent’s approach to evaluating such proposals, considering factors such as rationale, trigger level and sunset provisions. Votes will generally be cast in a manner that seeks to preserve shareholder value and the right to consider a valid offer.

Case-by-Case

• Management proposals in connection with poison pills or anti-takeover activities that do not meet the Agent’s standards	Against

Fair Price Provisions

• Proposals to adopt fair price provisions	Case-by-Case

• Fair price provisions with shareholder vote requirements greater than a majority of disinterested shares	Against

Greenmail

• Proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments	For

• Anti-greenmail proposals when they are bundled with other charter or bylaw amendments	Case-by-Case

Pale Greenmail	Case-by-Case

Unequal Voting Rights

• Dual-class exchange offers	Against

• Dual-class recapitalizations	Against

PROPOSAL	Guidelines

Supermajority Shareholder Vote Requirement

• Proposals to require a supermajority shareholder vote	Against

•     Management or shareholder proposals to lower supermajority shareholder vote requirements, unless the proposal also asks the issuer to mount a solicitation campaign or similar form of comprehensive commitment to obtain passage of the proposal, or, for companies with shareholder(s) with significant ownership levels, the Agent recommends retention of existing supermajority requirements in order to protect minority shareholder interests

For

White Squire Replacements	For

MISCELLANEOUS

Amendments to Corporate Documents

•     Except to align with legislative or regulatory changes or when support is recommended by the Agent or Investment Professional (including, for example, as a condition to a major transaction such as a merger), proposals seeking to remove shareholder approval requirements or otherwise remove or diminish shareholder rights, e.g., by:

(1)    adding restrictive provisions,

(2)    removing article provisions or moving them to portions of the charter not requiring shareholder approval or

(3)    in corporate structures such as holding companies, removing provisions in an active subsidiary’s charter that provide voting rights to parent company shareholders. This policy would also generally apply to proposals seeking approval of corporate agreements or amendments to such agreements that the Agent recommends against because a similar reduction in shareholder rights is requested.

Against

• Proposals for charter amendments that may support board entrenchment or may be used as an anti-takeover device, particularly if the proposal is bundled or the board is classified	Against

• Proposals seeking charter or bylaw amendments to remove anti-takeover provisions	For

• Proposals seeking charter or bylaw amendments not addressed under these Guidelines	Case-by-Case

Shareholder proposals to adopt confidential voting, use independent tabulators, and use independent inspectors of election	For

Management proposals to adopt confidential voting	For

PROPOSAL	Guidelines

Proxy Access

• Shareholder proposals seeking open access to management’s proxy material in order to nominate their own candidates to the board	Case-by-Case

Majority Voting Standard

Except as otherwise provided for herein, it shall generally be the policy of the Funds to extend discretion to issuers to determine when it may be appropriate to adopt a majority voting standard.

•     Management proposals, irrespective of whether the proposal contains a plurality carve-out for contested elections, and shareholder proposals also supported by management, seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders, including amendments to corporate documents or other actions in furtherance of such standard, and provided such standard when supported does not conflict with state law in which the company is incorporated

For

• Shareholder proposals not otherwise supported by management seeking adoption of the majority voting standard or related amendments or actions	Against

• Proposals seeking adoption of the majority voting standard for issuers with a history of board malfeasance or pervasive corporate governance concerns	Case-by-Case

Bundled or “Conditioned” Proxy Proposals	Case-by-Case

• Proposals containing one or more items not supported under these Guidelines if the Agent or an Investment Professional deems the negative impact, on balance, to outweigh any positive impact	Against

Shareholder Advisory Committees	Case-by-Case

Reimburse Shareholder for Expenses Incurred

• Proposals to reimburse expenses incurred in connection with shareholder proposals	Case-by-Case

Management proposals for Other Business, in connection with proxies of U.S. issuers, except in connection with a proxy contest in which a Fund is not voting in support of management	For

Proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding	Case-by-Case

Advance Notice for Shareholder Proposals

•   Management proposals related to advance notice period requirements, provided that the period requested is in accordance with applicable law and no material governance concerns have been identified in connection with the issuer

For

PROPOSAL	Guidelines

Multiple Proposals

•     Multiple proposals of a similar nature presented as options to the course of action favored by management, provided that support for a single proposal is not operationally required, no one proposal is deemed superior in the interest of the Fund(s), and each proposal would otherwise be supported under these Guidelines

For

CAPITAL STRUCTURE

Common Stock Authorization

•     Proposals to increase the number of shares of common stock, taking into consideration whether intention exists to significantly dilute shareholders proportionate interest or to be unduly dilutive to shareholders’ proportionate interest. Except where otherwise indicated, the Agent’s proprietary approach, utilizing quantitative criteria (e.g., dilution, peer group comparison, company performance and history) to determine appropriate thresholds and, for requests above such allowable threshold, a qualitative review (e.g., rationale and prudent historical usage), will generally be utilized in evaluating such proposals.

Case-by-Case

•   Proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards. Consider on a case-by-case basis those requests failing the Agent’s review for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized (e.g., in support of a merger or acquisition proposal).

For

•   Proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, unless the company states that the stock may be used as a takeover defense. In those cases, consider on a case-by-case basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

For

•   Proposals to authorize capital increases exceeding the Agent’s thresholds when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

For

PROPOSAL	Guidelines

• Proposals to increase the number of authorized shares of a class of stock if the issuance which the increase is intended to service is not supported under these Guidelines.	Against

• Nonspecific proposals authorizing excessive discretion to a board.	Against

•     Management proposals to make changes to the capital structure not otherwise addressed under these Guidelines, generally voting with the Agent’s recommendation unless a contrary recommendation has been received from the Investment Professional for the relevant Fund and is to be utilized.

Case-by-Case

Dual Class Capital Structures

•     Proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual class capital structures, but consider case-by-case if (1) bundled with favorable proposal(s), (2) approval of such proposal(s) is a condition of such favorable proposal(s), or (3) part of a recapitalization for which support is recommended by the Agent or an Investment Professional

Against

•     Management proposals to create or perpetuate dual class capital structures with unequal voting rights in cases in which the relevant Fund owns the class with inferior voting rights (except consider case-by-case if bundled with favorable proposal(s) or if approval of such proposal(s) is a condition of such favorable proposal(s)), but generally vote for such proposals if the relevant Fund owns the class with superior voting rights

Against

•     Shareholder proposals to eliminate dual class capital structures with unequal voting rights in cases in which the relevant Fund owns the class with inferior voting rights, but generally vote against such proposals if the relevant Fund owns the class with superior voting rights, and consider case-by-case if (1) bundled with favorable proposal(s), (2) approval of such proposal(s) is a condition of such favorable proposal(s), or (3) part of a recapitalization for which support is recommended by the Agent or an Investment Professional

For

•     Management proposals to eliminate or make changes to dual class capital structures, generally voting with the Agent’s recommendation unless a contrary recommendation has been received from the Investment Professional for the relevant Fund and is to be utilized

Case-by-Case

Stock Distributions: Splits and Dividends

•     Management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent’s allowable thresholds, but consider on a case-by-case basis those proposals exceeding the Agent’s threshold for

For

PROPOSAL	Guidelines

proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized

Reverse Stock Splits

• Management proposals to implement a reverse stock split when the number of shares authorized for issue is proportionately reduced	For

• Proposals to implement a reverse stock split that do not proportionately reduce the number of shares of authorized for issue	Case-by-Case

•     Requests that do not proportionately reduce the number of shares authorized and effectively exceed the Agent’s allowable threshold for capital increase if management has provided adequate rationale or disclosure

For

Preferred Stock

Proposals to increase the number of shares of preferred stock authorized for issuance. Except where otherwise indicated, generally utilize the Agent’s approach for evaluating such proposals. This approach incorporates both qualitative and quantitative measures, including a review of past performance (e.g., board governance, shareholder returns and historical share usage) and the current request (e.g., rationale, whether shares are blank check and declawed, and dilutive impact as determined through the Agent’s proprietary model for assessing appropriate thresholds).

Case-by-Case

•     Proposals authorizing the issuance of preferred stock or creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock), but vote for if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal

Against

•     Proposals to issue or create blank check preferred stock in cases where the company expressly states that the stock will not be used as a takeover defense. Generally vote against in cases where the company expressly states that, or fails to disclose whether, the stock may be used as a takeover defense, but vote for if the Agent or an Investment Professional so recommends because the issuance is required to address special circumstances such as a merger or acquisition proposal

For

•     Proposals to issue or authorize preferred stock in cases where the company specified the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable

For

PROPOSAL	Guidelines

•     Proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry performance in terms of shareholder returns

Case-by-Case

Shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification	For

Management Proposals to Reduce the Par Value of Common Stock	For

Shareholder Proposals that Seek Preemptive Rights or Management Proposals that Seek to Eliminate Them	Case-by-Case

Debt Restructuring	Case-by-Case

Share Repurchase Programs

• Proposals for open-market share repurchase plans in which all shareholders may participate on equal terms	For

• Proposals for programs with terms favoring selected, non-Fund parties	Against

• Proposals for share repurchase methods lacking adequate risk mitigation or exceeding appropriate volume or duration parameters for the market	Against

• Shareholder proposals seeking share repurchase programs, with input from the Investment Professional(s) for a given Fund to be given primary consideration	Case-by-Case

Management Proposals to Cancel Repurchased Shares	For

Tracking Stock	Case-by-Case

EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation and employee benefit plans, except as otherwise provided for herein, with voting decisions generally based on the Agent’s approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap.	Case-by-Case

•     Generally vote in accordance with the Agent’s recommendations for equity-based plans with costs within such cap and against those with costs in excess of it, except that plans above the cap may be supported if so recommended by the Agent or Investment Professional as a condition to a major transaction such as a merger

• Proposals seeking approval of plans for which the Agent suggests cost or dilution assessment may not be possible due to the method of	Against

PROPOSAL	Guidelines

disclosing shares allocated to the plan(s), except that such concerns arising in connection with evergreen provisions shall be considered case-by-case, voted for if the company has provided a reasonable rationale and/or adequate disclosure regarding the plan as a whole

•     Proposals for plans with costs within the cap if the primary considerations raised by the Agent pertain to matters that would not result in a negative vote under these Guidelines for the relevant board or committee member(s), or equity compensation burn rate or pay for performance as defined by the Agent

For

• Proposals for plans administered by potential grant recipients	Against

•     Proposals to eliminate existing shareholder approval requirements for material plan changes, unless the company has provided a reasonable rationale and/or adequate disclosure regarding the requested changes

Against

•     Proposals for long-term incentive plans that are inadequately aligned with shareholders because they lack an appropriate equity component, except that such cases will be considered case-by-case in connection with executives already holding significant equity positions

Against

• Proposals for plans that contain an overly liberal change in control definition (e.g., does not result in actual change in control)	Against

• Proposals for plans for which the Agent raises other considerations not otherwise provided for herein	Case-by-Case

Restricted Stock or Stock Option Plans

•     Proposals for restricted stock or stock option plans, or the issuance of shares in connection with such plans, considering factors such as level of disclosure and adequacy of vesting or performance requirements. Proposals for plans that do not meet the Agent’s criteria in this regard may be supported, but vote against if no disclosure is provided regarding either vesting or performance requirements.

Case-by-Case

Management Proposals Seeking Approval to Reprice, Replace or Exchange Options, considering factors such as rationale, historic trading patterns, value-for-value exchange, vesting periods and replacement option terms	Case-by-Case

•     Proposals that meet the Agent’s criteria for acceptable repricing, replacement or exchange transactions, except that considerations raised by the Agent regarding burn rate or executive participation shall not be grounds for withholding support

For

PROPOSAL	Guidelines

•     Management proposals seeking approval of compensation plans that:

(1)    permit or may permit (e.g., history of repricing and no express prohibition against future repricing) repricing of stock options, or any form or alternative to repricing, without shareholder approval,

(2)    include provisions that permit repricing, replacement or exchange transactions that do not meet the Agent’s criteria (except regarding burn rate or executive participation as noted above), or

(3)    give the board sole discretion to approve option repricing, replacement or exchange programs

Against

Director Compensation, with voting decisions generally based on the Agent’s quantitative approach described above as well as a review of qualitative features of the plan in cases in which costs exceed the Agent’s threshold. Do not vote against plans for which burn rate is the sole consideration raised by the Agent.	Case-by-Case

Employee Stock Purchase Plans, and capital issuances in support of such plans, with voting decisions generally based on the Agent’s approach to evaluating such plans, except that negative recommendations by the Agent due to evergreen provisions will be reviewed case-by-case, voted for if the company has provided a reasonable rationale and/or adequate disclosure regarding the plan as a whole.	Case-by-Case

OBRA-Related Compensation Proposals

Votes on plans intended to qualify for favorable tax treatment under the provisions of Section 162(m) of OBRA should be evaluated irrespective of the Agent’s assessment of board independence, provided that the board meets the independence requirements of the relevant listing exchange and no potential recipient under the plan(s) sits on the committee that exercises discretion over the related compensation awards.

• Unless the issuer has provided a compelling rationale, plans that deliver excessive compensation that fails to qualify for favorable tax treatment and are not supported by the Agent	Against

• Amendments that Place a Cap on Annual Grants or Amend Administrative Features	For

• Amendments to Add Performance-Based Goals	For

• Amendments to Increase Shares and Retain Tax Deductions Under OBRA, generally voting for such plans that do not raise any negative concerns under these Guidelines	Case-by-Case

• Approval of Cash or Cash-and-Stock Bonus Plan, with primary consideration given to management’s assessment that such plan meets the requirements for exemption of performance-based compensation	For

PROPOSAL	Guidelines

Shareholder Proposals Regarding Executive and Director Pay

•     Regarding the remuneration of individuals other than senior executives and directors, proposals that seek to expand or restrict disclosure or require shareholder approval beyond regulatory requirements and market practice, or proposals seeking disclosure of executive and director compensation if providing it would be out of step with market practice and potentially disruptive to the business

Against

•     Proposals that seek to impose new compensation structures or policies, such as “claw back” recoupments or advisory votes, unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein

Against

Severance and Termination Payments

•     Shareholder proposals to have parachute arrangements submitted for shareholder ratification, (with “parachutes” defined as compensation arrangements related to termination that specify change in control events), and provided that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements

For

•     Shareholder proposals to submit executive severance agreements for shareholder ratification, unless such proposals do not specify change-in-control events; Supplemental Executive Retirement Plans; or deferred executive compensation plans; or ratification is required by the listing exchange

Against

•     All proposals to approve, ratify or cancel executive severance or termination arrangements, including those related to executive recruitment or retention, generally voting FOR such compensation arrangements if the issuer has provided adequate rationale and/or disclosure or support is recommended by the Agent or Investment Professional (e.g., as a condition to a major transaction such as a merger). However, vote in accordance with the Agent’s recommendations for new or materially amended plans, contracts or payments that require change in control provisions to be double-triggered and defined to require an actual change in control, except that plans, contracts or payments not meeting such standards may be supported if mitigating provisions or board actions (e.g., clawbacks) are present.

Case-by-Case

Employee Stock Ownership Plans (ESOPs)	For

401(k) Employee Benefit Plans	For

PROPOSAL	Guidelines

Shareholder proposals requiring mandatory periods for officers and directors to hold company stock	Against

Advisory Votes on Executive Compensation (Say on Pay)

•     Management proposals seeking ratification of the company’s compensation program, unless the program includes practices or features not supported under these Guidelines and the proposal receives a negative recommendation from the Agent

For

•     Unless otherwise provided for herein, proposals not receiving the Agent’s support due to concerns regarding severance/termination payments, incentive structures or vesting or performance criteria not otherwise supported by these Guidelines, factoring in whether the issuer has made improvements to its overall compensation program and generally voting for if the company has provided a reasonable rationale and/or adequate disclosure regarding the matter(s) under consideration

Case-by-Case

• Proposals not supported by the Agent and referencing incentive plan concerns:

•     Long-term incentive plans: Proposals citing long-term incentive plans that are inadequately aligned with shareholders because they are cash-based or lack an appropriate equity component, except that such cases will be considered case-by-case in connection with executives already holding significant equity positions.

Against

•     Short-term incentive plans: Proposals citing short-term incentive plans over which the board has exercised discretion to exclude extraordinary items, voting against if treatment of such items has been inconsistent (e.g., exclusion of losses but not gains)

Case-by-Case

• Proposals when named executives have material input into setting their own compensation	Against

•     Proposals presented by issuers subject to Troubled Asset Relief Program (TARP) provisions if there is inadequate discussion of the process for ensuring that incentive compensation does not encourage excessive risk-taking

Against

STATE OF INCORPORATION

Voting on State Takeover Statutes	Case-by-Case

Voting on Reincorporation Proposals, generally supporting management proposals not assessed as a potential takeover defense, but if so assessed, weighing management’s rationale for the change	Case-by-Case

PROPOSAL	Guidelines

• Management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported	For

• Shareholder reincorporation proposals not also supported by the company	Against

MERGERS AND CORPORATE RESTRUCTURINGS

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding business combinations, particularly those between otherwise unaffiliated parties, or other corporate restructurings being considered on behalf of that Fund.

Proposals not typically supported under these Guidelines, if a key proposal, such as a merger transaction, is contingent upon its support and a vote for is accordingly recommended by the Agent or an Investment Professional	For

Mergers and Acquisitions	Case-by-Case

Corporate Restructuring, including demergers, minority squeezeouts, leveraged buyouts, spinoffs, liquidations, dispositions, divestitures and asset sales, with voting decisions generally based on the Agent’s approach to evaluating such proposals	Case-by-Case

Appraisal Rights	For

Changing Corporate Name	For

Adjournment of Meeting

• Proposals to adjourn a meeting when the primary proposal is also voted for	For

MUTUAL FUND PROXIES

Election of Directors	Case-by-Case

Converting Closed-end Fund to Open-end Fund	Case-by-Case

Proxy Contests	Case-by-Case

Investment Advisory Agreements	Case-by-Case

Approving New Classes or Series of Shares	For

Preferred Stock Proposals	Case-by-Case

1940 Act Policies	Case-by-Case

Changing a Fundamental Restriction to Nonfundamental Restriction	Case-by-Case

Change Fundamental Investment Objective to Nonfundamental	Case-by-Case

PROPOSAL	Guidelines

Name Rule Proposals	Case-by-Case

Disposition of Assets/Termination/Liquidation	Case-by-Case

Changes to the Charter Document	Case-by-Case

Changing the Domicile of a Fund	Case-by-Case

Change in Fund’s Subclassification	Case-by-Case

Authorizing the Board to Hire and Terminate Sub-advisors Without Shareholder Approval	For

Distribution Agreements	Case-by-Case

Master-Feeder Structure	For

Mergers	Case-by-Case

Shareholder Proposals to Establish Director Ownership Requirement	Against

Reimburse Shareholder for Expenses Incurred	Case-by-Case

Terminate the Investment Advisor	Case-by-Case

SOCIAL AND ENVIRONMENTAL ISSUES

Unless otherwise specified herein. While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company. Because a company’s board is likely to have access to relevant, non-public information regarding a company’s business, such proposals will generally be voted in a manner intended to give the board (rather than shareholders) latitude to set corporate policy and oversee management.	Case-by-Case

Shareholder proposals seeking to dictate corporate conduct, apply existing law, duplicate policies already substantially in place and/or addressed by the issuer or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter, absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer’s significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein.

•     Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as:

•     consumer and public safety

•     environment and energy

•     labor standards and human rights

Against

PROPOSAL	Guidelines

• military business and political concerns • workplace diversity and non-discrimination • sustainability • social issues • vendor activities • economic risk, or • matters of science and engineering

GLOBAL PROXIES

The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein. The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Proposals in cases in which the Agent recommends voting against such proposal because relevant disclosure by the issuer, or the time provided for consideration of such disclosure, is inadequate, unless otherwise provided for herein. For purposes of these global Guidelines, “against” shall mean withholding of support for a proposal, resulting in submission of a vote of against or abstain, as appropriate for the given market and level of concern raised by the Agent regarding the issue or lack of disclosure or time provided.	Against

Proposals for which the Agent recommends support of practices described herein as associated with a firm against vote:

(1)    as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes) or

(2)    as the more favorable choice in cases in which shareholders must choose between alternate proposals

Case-by-Case

Routine Management Proposals	For

• The opening of the shareholder meeting	For

• That the meeting has been convened under local regulatory requirements	For

• The presence of quorum	For

• The agenda for the shareholder meeting	For

• The election of the chair of the meeting	For

• The appointment of shareholders to co-sign the minutes of the meeting	For

• Regulatory filings (e.g., to effect approved share issuances)	For

PROPOSAL	Guidelines

• The designation of inspector or shareholder representative(s) of minutes of meeting	For

• The designation of two shareholders to approve and sign minutes of meeting	For

• The allowance of questions	For

• The publication of minutes	For

• The closing of the shareholder meeting	For

• Other similar routine management proposals	For

Proposals seeking authority to call shareholder meetings on less than 21 days’ notice, with voting decisions generally based on the Agent’s approach to consider whether the issuer has provided clear disclosure of its compliance with any hurdle conditions for the authority imposed by applicable law and has historically limited it use of such authority to time-sensitive matters.	Case-by-Case

Discharge of Management/Supervisory Board Members

•     Management proposals seeking the discharge of management and supervisory board members, unless the Agent recommends against due to concern about the past actions of the company’s auditors or directors or legal action is being taken against the board by other shareholders, including when the proposal is bundled. Generally do not withhold support from such proposals in connection with remuneration practices otherwise supported under these Guidelines or as a means of expressing disapproval of broader practices of the issuer or its board.

For

Director Elections

•     Votes on director nominees in uncontested elections not otherwise subject to policies described herein. Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat. Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation. Further, unless otherwise provided for herein, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee’s level of independence can be ascertained based on available disclosure.

Case-by-Case

• Votes in contested elections, with primary consideration given to input from the Investment Professional(s) for a given Fund	Case-by-Case

PROPOSAL	Guidelines

•     For issuers domiciled in Canada, Finland, France, Ireland, the Netherlands, Sweden or tax haven markets, non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee

Against

•     For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, non-independent nominees to the audit committee, or, if the slate of nominees is bundled, the slate. However, if the slate is bundled and audit committee membership is unclear or proposed as a separate agenda item, vote for if the Agent otherwise recommends support. For Canadian issuers, the Funds’ U.S. Guidelines with respect to audit committees shall apply; in addition, nominees (or slates of nominees) will be voted against if they do not comply with regulatory requirements to disclose audit fees broken down by category.

Against

•     Negative recommendations from the Agent on slate ballots of nominees at Canadian issuers if the board is classified or the Agent cites other concerns not otherwise supported by these Guidelines, generally voting against when concerns relate to dual class capital structures or other anti-takeover/entrenchment devices.

Case-by-Case

• In tax haven markets, non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee	Do Not Vote Against

• Non-independent directors who sit on the compensation or nominating committees if such committee meets the applicable independence requirements of the relevant listing exchange	For

• In cases in which committee membership is unclear, non-independent director nominees if no other issues have been raised in connection with his/her nomination	Case-by-Case

•     Individuals nominated as outside/non-executive directors who do not meet the Agent’s standard for independence, unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a case-by-case basis

Against

•     For issuers in tax haven markets, votes on bundled slates of nominees if the board is non-majority independent. For issuers in Canada and other global markets, generally follow the Agent’s standards for withholding support from bundled slates or non-independent directors (typically excluding the CEO), as applicable, if the board does not meet the Agent’s independence standards or the board’s independence cannot be ascertained due to inadequate disclosure.

Against

PROPOSAL	Guidelines

• For issuers in Japan, generally follow the Agent’s recommendations in furtherance of greater board independence and minority shareholder protections. Specifically:

•     At listed subsidiary companies with publicly-traded parent companies, reelection of top executives if the board after the shareholder meeting does not include at least two directors deemed independent under the Agent’s standards.

•     At listed subsidiaries with the U.S.-style board-with-committees, nominating committee members who are insiders or affiliated outsiders if the board after the shareholder meeting does not include at least two directors deemed independent under the Agent’s standards.

However, so that companies may have time to identify and recruit qualified candidates, for 2010, generally do not vote against the reelection of executives if the company has at least one independent director.

Against

•     Nominees or slates of nominees presented in a manner not aligned with market practice and/or legislation, including:

•     Bundled slates of nominees (e.g., France, Hong Kong or Spain);

•     Simultaneous reappointment of retiring directors (e.g., South Africa);

•     In markets with term lengths capped by legislation or market practice, nominees whose terms exceed the caps or are not disclosed (except that bundled slates with such lack of disclosure shall be considered on a case-by-case basis); or

•     Nominees whose names are not disclosed in advance of the meeting (e.g., Austria, Philippines, Hong Kong or South Africa) or far enough in advance relative to voting deadlines (e.g., Italy) to make an informed voting decision

•     Such criteria will not generally provide grounds for withholding support in countries in which they may be identified as best practice but such legislation or market practice is not yet applicable, unless specific governance shortfalls identified by the Agent (e.g., director terms longer than four years) indicate diminished accountability to shareholders and so dictate that less latitude should be extended to the issuer.

Against

•     Nominees in connection with which a recommendation has been made that the position of chairman should be separate from that of CEO or otherwise required to be independent, unless other concerns requiring case-by-case consideration have been raised. The latter would include former CEOs proposed as board chairmen in markets such as the United Kingdom for which best practice and the Agent recommend against such practice.

For

PROPOSAL	Guidelines

•     In cases in which cumulative or net voting applies, generally vote with Agent’s recommendation to support nominees asserted by the issuer to be independent, even if independence disclosure or criteria fall short of Agent’s standards.

• Nominees for whom the Agent has raised concerns regarding scandals or internal controls	Case-by-Case

•     Nominees or slates of nominees when (1) the scandal or shortfall in controls took place at the company, or an affiliate, for which the nominee is being considered; (2) culpability can be attributed to the nominee (e.g., nominee manages or audits relevant function), and (3) the nominee has been directly implicated, with resulting arrest and criminal charge or regulatory sanction.

Against

• Non-independent nominees not supported by the Agent when concerns have been raised regarding diminished shareholder value as evidenced by a significant drop in share price and	Case-by-Case

(1)    Few, if any, outside directors are present on the board; and

(2)    The founding family has retained undue influence over the company despite a history of scandal or problematic controls; the nominees have engaged in protectionist activities such as introduction of a poison pill or preferential and/or dilutive share issuances; or evidence exists regarding compliance or accounting shortfalls.

Against

• If the Agent recommends withholding support due to other material failures or egregious actions, the Funds’ U.S. Guidelines with respect such issues shall apply.

•     Nominees serving on the remuneration committee if the Agent recommends withholding support from nominees in connection with remuneration practices not otherwise supported by these Guidelines, including cases in which the issuer has not followed market practice by submitting a resolution on executive compensation.

Case-by-Case

•     For markets such as the tax havens, Australia, Canada, Hong Kong, Japan, Malaysia and South Africa (and for outside directors in South Korea) in which nominees’ attendance records are adequately disclosed, the Funds’ U.S. Guidelines with respect to director attendance shall apply.

•     The same two-year attendance policy shall be applied regarding attendance by directors and statutory auditors of Japanese companies.

• For issuers in Canada, a slate of nominees if one or more nominees fail the attendance Guideline, unless the Agent cites	Against

PROPOSAL	Guidelines

compelling reasons for supporting the slate (e.g., the issuer’s commitment to replace slate elections with individual elections within a year).

•     Self-nominated director candidates, with voting decisions generally based on the Agent’s approach to evaluating such candidates, except that (1) an unqualified candidate will generally not be supported simply to effect a “protest vote” and (2) cases of multiple self-nominated candidates may be considered as a proxy contest if similar issues are raised (e.g., potential change in control).

Case-by-Case

• Nominees for whom “over-boarding” issues have been raised by the Agent, unless other concerns require case-by-case consideration	For

•     In cases where a director holds more than one board seat and corresponding votes, manifested as one seat as a physical person plus an additional seat as a representative of a legal entity, generally vote with the Agent’s recommendation to withhold support from the legal entity and vote on the physical person.

• For companies incorporated in tax haven markets but which trade exclusively in the U.S., the Funds’ U.S. Guidelines with respect to director elections shall apply.

• Nominees not supported by the Agent because support has become moot since the time the individual was nominated (e.g., due to death, disqualification or determination not to accept appointment).	Against

• Generally, vote with the Agent’s recommendation when more candidates are presented than available seats and no other provisions under these Guidelines apply.

Board Structure

• Proposals to fix board size, but also support proposals seeking a board range if the range is reasonable in the context of market practice and anti-takeover considerations	For

• Proposed article amendments in this regard, with voting decisions generally based on the Agent’s approach to evaluating such proposals	Case-by-Case

Director and Officer Indemnification and Liability Protection, voting in accordance with the Agent’s standards	Case-by-Case

• Proposals seeking approval of overly broad provisions	Against

Independent Statutory Auditors

• With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, any nominee to the position	Against

PROPOSAL	Guidelines

of “independent statutory auditor” whom the Agent considers affiliated, e.g., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders. Where shareholders are forced to vote on multiple nominees in a single resolution, vote against all nominees. In cases in which multiple slates of statutory auditors are presented, generally vote with the Agent’s recommendation, typically to support nominees deemed to be more independent and/or aligned with interests of minority shareholders.

• Incumbent nominees at companies implicated in scandals or exhibiting poor internal controls	Against

Key Committees

•     Proposals that permit non-board members to serve on the audit, compensation or nominating committee, provided that bundled slates may be supported if no slate nominee serves on the relevant committee(s). If not otherwise addressed under these Guidelines, consider other negative recommendations from the Agent regarding committee members on a case-by-case basis.

Against

Director and Statutory Auditor Remuneration, with voting decisions generally based on the Agent’s approach to evaluating such proposals, while also factoring in the merits of the rationale and disclosure provided	Case-by-Case

•     Proposals to approve the remuneration of directors and auditors as long as the amount is not excessive (e.g., significant increases should be supported by adequate rationale and disclosure), there is no evidence of abuse, the recipient’s overall compensation appears reasonable, and the board and/or responsible committee meets exchange or market standards for independence.

For

•     For European issuers, non-executive director remuneration if:

(1)    The advance general meeting documents do not specify fees paid to non-executive directors;

(2)    The company seeks to excessively increase the fees relative to market or sector practices without providing a reasonable rationale for the increase; or

(3)    It provides for granting of stock options or similarly structured equity-based compensation.

Against

• For Toronto Stock Exchange (TSX) issuers, the Agent’s limits with respect to equity awards to non-employee directors shall apply.

PROPOSAL	Guidelines

Bonus Payments

With respect to Japanese companies:

• Retirement bonus proposals if all payments are for directors and auditors who have served as executives of the company	For

•     Proposals if one or more payments are for non-executive, affiliated directors or statutory auditors; when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served

Against

•     In all markets, if issues have been raised regarding a scandal or internal controls, bonus proposals for retiring directors or continuing directors or auditors when culpability can be attributed to the nominee (e.g., if a Fund is also voting against the nominee under criteria herein regarding issues of scandal or internal controls), unless bundled with bonuses for a majority of retirees a Fund is voting for

Against

Stock Option Plans for Independent Internal Statutory Auditors

• With respect to Japanese companies, proposals regarding option grants to independent internal statutory auditors or other outside parties, following the Agent’s guidelines	Against

Compensation Plans

•     Votes with respect to compensation plans, and awards thereunder or capital issuances in support thereof, unless otherwise provided for herein, with voting decisions generally based on the Agent’s approach to evaluating such plans, considering quantitative or qualitative factors as appropriate for the market

Case-by-Case

Amendment Procedures for Equity Compensation Plans and ESPPs

•     For TSX issuers, votes with respect to amendment procedures for security-based compensation arrangements and employee share purchase plans shall generally be cast in a manner designed to preserve shareholder approval rights, with voting decisions generally based on the Agent’s recommendation.

Shares Reserved for Equity Compensation Plans

•     Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s methodology, including classification of a company’s stage of development as growth or mature and the corresponding determination as to reasonability of the share requests.

PROPOSAL	Guidelines

•     Equity compensation plans (e.g., option, warrant, restricted stock or employee share purchase plans or participation in company offerings such as IPOs or private placements), the issuance of shares in connection with such plans, or related management proposals (e.g., article amendments) that:

Against

• Exceed the Agent’s recommended dilution limits, including cases in which the Agent suggests dilution cannot be fully assessed (e.g., due to inadequate disclosure);

•     Provide deep or near-term discounts (or the equivalent, such as dividend equivalents on unexercised options) to executives or directors, unless discounts to executives are adequately mitigated by other vesting requirements (e.g., Japan) or broad-based employee participation otherwise meeting the Agent’s standards (e.g., France);

• Are administered with discretion by potential grant recipients, unless such discretion is deemed acceptable due to market practice or other mitigating provisions;

• Provide for retirement benefits or equity incentive awards to outside directors if not in line with market practice (e.g., Australia, Belgium, The Netherlands);

• Permit financial assistance in the form of non-recourse (or essentially non-recourse) loans in connection with executive’s participation;

• For matching share plans, do not meet the Agent’s standards, considering holding period, discounts, dilution, participation, purchase price and performance criteria;

•     Provide for vesting upon change in control if deemed to evidence a conflict of interest or anti-takeover device or if the change in control definition is too liberal (e.g., does not result in actual change in control);

•     Provide no disclosure regarding vesting or performance criteria (provided that proposals providing disclosure in one or both areas, without regard to Agent’s criteria for such disclosure, shall be supported provided they otherwise satisfy these Guidelines);

• Permit post-employment vesting if deemed inappropriate by the Agent;

•     Allow plan administrators to make material amendments without shareholder approval unless adequate prior disclosure has been provided, with such voting decisions generally based on the Agent’s approach to evaluating such plans; or

PROPOSAL	Guidelines

•     Provide for retesting in connection with achievement of performance hurdles unless the Agent’s analysis indicates that:

(1)    Performance targets are adequately increased in proportion to the additional time available,

(2)    Retesting is de minimis as a percentage of overall compensation or is acceptable relative to market practice, or

(3)    The issuer has committed to cease retesting within a reasonable period of time.

•     Such plans/awards or the related issuance of shares that:

(1)    Do not suffer from the defects noted above; or

(2)    Otherwise meet the Agent’s tests if the considerations raised by the Agent pertain primarily to performance hurdles, contract or notice periods, severance/termination payments relative to multiples of annual compensation, discretionary bonuses, recruitment awards, retention incentives, non-compete payments or vesting upon change in control (other than addressed above), if:

For

(1)    The company has provided adequate disclosure and/or a reasonable rationale in support of the relevant plan/award, practice or participation;

(2)    The recipient’s overall compensation appears reasonable;

(3)    Potential payments or awards are not so significant (individually or collectively) as to potentially influence an executive’s decision-making (e.g., to enter into a transaction that will result in a change of control payment) or to effectively act as a poison pill; and

(4)    The board and/or responsible committee meets exchange or market standards for independence.

Unless otherwise provided for herein, market practice of the primary country in which a company does business, or in which an employee is serving, as applicable, shall supersede that of the issuer’s domicile.

• Proposals in connection with such plans or the related issuance of shares in other instances	Case-by-Case

Remuneration Reports (Advisory Votes on Executive Compensation)

• Reports/proposals that include compensation plans that: (1) Permit practices or features not supported under these Guidelines, including financial assistance under the conditions described above;	Against

PROPOSAL	Guidelines

(2) Permit retesting deemed by the Agent to be excessive relative to market practice (irrespective of the Agent’s support for the report as a whole);

(3)    Cite long-term incentive plans deemed by the Agent to be inadequately based on equity awards (e.g., cash-based plans);

(4)    Cite equity award valuation triggering a negative recommendation from the Agent;

(5) For issuers in the United Kingdom, include components, metrics or rationales that have not been adequately disclosed;

(6)    For issuers in Australia, permit open market purchase of shares in support of equity grants in lieu of seeking shareholder approval, but only if the issuer has a history of significant negative votes when formally seeking approval for such grants; or

(7)    Include provisions for retirement benefits or equity incentive awards to outside directors if not in line with market practice, except that reports will generally be voted for if contractual components are reasonably aligned with market practices on a going-forward basis (e.g., existing obligations related to retirement benefits or terms contrary to evolving standards would not preclude support for the report)

• Reports receiving the Agent’s support and not triggering the concerns cited above	For

•     Unless otherwise provided for herein, reports not receiving the Agent’s support due to concerns regarding severance/ termination payments, “leaver” status, incentive structures and vesting or performance criteria not otherwise supported by these Guidelines, generally voted for if:

Case-by-Case

(1) The company has provided a reasonable rationale and/or adequate disclosure regarding the matter(s) under consideration;

(2) The recipient’s overall compensation appears reasonable; and

(3) The board and/or responsible committee meets exchange or market standards for independence.

Reports with typically unsupported features may be voted for in cases in which the Agent recommends their initial support as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes).

Shareholder Proposals Regarding Executive and Director Pay

• The Funds’ U.S. Guidelines with respect to such shareholder proposals shall apply.

PROPOSAL	Guidelines

General Share Issuances

•     Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s practice to determine support for general issuance requests (with or without preemptive rights), or related requests to repurchase and reissue shares, based on their amount relative to currently issued capital, appropriate volume and duration parameters, and market-specific considerations (e.g., priority right protections in France, reasonable levels of dilution and discount in Hong Kong). Requests to reissue repurchased shares will not be supported unless a related general issuance request is also supported.

For

• Specific issuance requests, based on the proposed use and the company’s rationale	Case-by-Case

•     Proposals to issue shares (with or without preemptive rights), convertible bonds or warrants, to grant rights to acquire shares, or to amend the corporate charter relative to such issuances or grants in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, failure to meet the Agent’s standards for general issuance requests, or authority to refresh share issuance amounts without prior shareholder approval

Against

• Nonspecific proposals authorizing excessive discretion to a board	Against

Increases in Authorized Capital

• Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach.

•     Nonspecific proposals, including bundled proposals, to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding

For

• Specific proposals to increase authorized capital, unless:	For

•   The specific purpose of the increase (such as a share-based acquisition or merger) does not meet these Guidelines for the purpose being proposed; or

•   The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances

Against

• Proposals to adopt unlimited capital authorizations	Against

• The Agent’s market-specific exceptions to the above parameters (e.g., The Netherlands, due to hybrid market controls) shall be applied.

PROPOSAL	Guidelines

Preferred Stock

• Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach.

•     Creation of a new class of preferred stock or issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders

For

• Creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets the Agent’s guidelines on equity issuance requests	For

•     Creation of (1) a new class of preference shares that would carry superior voting rights to the common shares or (2) blank check preferred stock unless the board states that the authorization will not be used to thwart a takeover bid

Against

Poison Pills/Protective Preference Shares

•     Management proposals in connection with poison pills or anti-takeover activities (e.g., disclosure requirements or issuances, transfers or repurchases) that do not meet the Agent’s standards. Generally vote in accordance with Agent’s recommendation to withhold support from a nominee in connection with poison pill or anti-takeover considerations when culpability for the actions can be specifically attributed to the nominee.

Against

• Director remuneration in connection with poison pill considerations raised by the Agent.	Do Not Vote Against

Waiver on Tender-Bid Requirement

•     Proposals seeking a waiver for a major shareholder from the requirement to make a buyout offer to minority shareholders, voting for when little concern of a creeping takeover exists and the company has provided a reasonable rationale for the request

Case-by-Case

Approval of Financial Statements and Director and Auditor Reports

•     Management proposals seeking approval of financial accounts and reports, unless there is concern about the company’s financial accounts and reporting, which, in the case of related party transactions, would include concerns raised by the Agent regarding consulting agreements with non-executive directors

For

•     Board-issued reports receiving a negative recommendation from the Agent due to concerns regarding severance/termination payments exceeding the Agent’s standards for multiples of annual compensation, provided the recipient’s overall compensation appears reasonable and the board and/or responsible committee meets exchange or market standards for independence

For

PROPOSAL	Guidelines

•     Unless otherwise provided for herein, reports not receiving the Agent’s support due to other concerns regarding severance/termination payments not otherwise supported by these Guidelines, factoring in the merits of the rationale or disclosure provided and generally voted for if the overall compensation package and/or program at issue appears reasonable

Case-by-Case

• Board-issued reports receiving a negative recommendation from the Agent due to concerns regarding independence of the board or the presence of non-independent directors on the audit committee	Against

• Such proposals in connection with remuneration practices otherwise supported under these Guidelines or as a means of expressing disapproval of broader practices of the issuer or its board	Do Not Vote Against

Remuneration of Auditors

• Proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company	For

Indemnification of Auditors	Against

Ratification of Auditors and Approval of Auditors’ Fees

• For Canadian issuers, the Funds’ U.S. Guidelines with respect to auditors and auditor fees shall apply.

• For other markets, generally follow the Agent’s standards for proposals seeking auditor ratification or approval of auditors’ fees:

• Such proposals for European companies in the MSCI EAFE index, provided the level of disclosure and independence meet the Agent’s standards	For

• In other cases, such proposals unless there are material concerns raised by the Agent about the auditor’s practices or independence	For

•     If fees for non-audit services (excluding significant, one-time events) exceed 50 percent of total auditor fees, voting for ratification of auditors or approval of auditors’ fees if it appears that remuneration for the non-audit work is not so lucrative as to taint the auditor’s independence

Case-by-Case

Audit Commission

• Nominees to the audit commission, with voting decisions generally based on the Agent’s approach to evaluating such candidates	Case-by-Case

PROPOSAL	Guidelines

Allocation of Income and Dividends

•     With respect to Japanese companies, management proposals concerning allocation of income and the distribution of dividends, including adjustments to reserves to make capital available for such purposes, generally voting with the Agent’s recommendations to support such proposals unless:

•     the dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•     the payout is excessive given the company’s financial position.

Case-by-Case

• Such proposals by issuers in other markets.	For

•     In any market, in the event management offers multiple dividend proposals on the same agenda, primary consideration shall be given to input from the relevant Investment Professional(s) and voted with the Agent’s recommendation if no input is received.

Stock (Scrip) Dividend Alternatives	For

• Stock (scrip) dividend proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value	Against

Debt Instruments

• Proposals authorizing excessive discretion to a board to issue or set terms for debt instruments (e.g., commercial paper)	Against

Debt Issuance Requests

When evaluating a debt issuance request, the issuing company’s present financial situation is examined. The main factor for analysis is the company’s current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

Case-by-Case

• Debt issuances for companies when the gearing level is between zero and 100 percent	For

•     Proposals where the issuance of debt will result in the gearing level being greater than 100 percent, or for which inadequate disclosure precludes calculation of the gearing level, comparing any such proposed debt issuance to industry and market standards, and with voting decisions generally based on the Agent’s approach to evaluating such requests

Case-by-Case

PROPOSAL	Guidelines

Financing Plans

• Adoption of financing plans if they are in the best economic interests of shareholders	For

Related Party Transactions	Case-by-Case

•     Approval of such transactions unless the agreement requests a strategic move outside the company’s charter or contains unfavorable or high risk terms (e.g., deposits without security interest or guaranty)

For

Approval of Donations

• Proposals for which adequate, prior disclosure of amounts is not provided	Against

• Proposals seeking single- or multi-year authorities for which adequate, prior disclosure of amounts is provided	For

Capitalization of Reserves

• Proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares	For

Investment of Company Reserves, with primary consideration for such proposals given to input from the Investment Professional(s) for a given Fund	Case-by-Case

Amendments to Articles of Association	Case-by-Case

• That are editorial in nature	For

• Where shareholder rights are protected	For

• Where there is negligible or positive impact on shareholder value	For

• For which management provides adequate reasons for the amendments or the Agent otherwise supports management’s position	For

• That seek to discontinue and/or delist a form of the issuer’s securities in cases in which the relevant Fund does not hold the affected security type	For

• Which the company is required to do so by law (if applicable)	For

• That remove or lower quorum requirements for board or shareholder meetings below levels recommended by the Agent	Against

• That reduce relevant disclosure to shareholders	Against

• That seek to align the articles with provisions of another proposal not supported by these Guidelines	Against

PROPOSAL	Guidelines

• That are not supported under these Guidelines, are presented within a bundled proposal, and for which the negative impact, on balance, outweighs any positive impact	Against

•     That impose a negative impact on existing shareholder rights, including rights of the Funds, or diminishes accountability to shareholders to the extent that any positive impact would not be deemed by the Agent to be sufficient to outweigh removal or diminution of such rights

Against

• With respect to article amendments for Japanese companies:

• Management proposals to amend a company’s articles to expand its business lines	For

•     Management proposals to amend a company’s articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business or raises anti-takeover concerns

For

•     If anti-takeover concerns exist, management proposals, including bundled proposals, to amend a company’s articles to authorize the Board to vary the annual meeting record date or to otherwise align them with provisions of a takeover defense

Against

•     Management proposals regarding amendments to authorize share repurchases at the board’s discretion, unless there is little to no likelihood of a “creeping takeover” (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders’ interest (generally following the Agent’s guidelines)

Against

Other Business

• Management proposals in connection with global proxies, voting in accordance with the Agent’s market-specific recommendations	Against

ING STRATEGIC ALLOCATION PORTFOLIOS, INC.

(“REGISTRANT”)

PART C:

OTHER INFORMATION

ITEM 28. EXHIBITS

(a)	(1)	Articles of Incorporation, dated September 22, 1994 – Filed as an Exhibit to Pre-Effective Amendment No. 1 to the Registrant’s Form N-1A Registration Statement on June 19, 1995 and incorporated herein by reference.

(2)	Articles Supplementary, dated March 12, 1996 – Filed as an Exhibit to Post-Effective Amendment No. 5 to the Registrant’s Form N-1A Registration Statement on April 15, 1997 and incorporated herein by reference.

(3)	Articles of Amendment, dated April 6, 1998 – Filed as an Exhibit to Post-Effective Amendment No. 7 to the Registrant’s Form N-1A Registration Statement on Aril 27, 1998 and incorporated herein by reference.

(4)	Articles Supplementary dated June 8, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 13 to the Registrant’s Form N-1A Registration Statement on September 7, 2001 and incorporated herein by reference.

(5)	Article of Amendment dated June 8, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 13 to the Registrant’s Form N-1A Registration Statement on September 7, 2001 and incorporated herein by reference.

(6)	Articles of Amendment and Restatement, dated May 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 18 to the Registrant’s Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

(7)	Articles of Amendment, dated, October 1, 2002 – Filed as an Exhibit to Post Effective Amendment No. 18 to the Registrant’s Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

(8)	Articles of Amendment, dated April 30, 2004 (redesignation of Class R shares to Class I shares) – Filed as an Exhibit to Post-Effective Amendment No. 21 to the Registrant’s Form N-1A Registration Statement on February 11, 2005 and incorporated herein by reference.

(9)	Articles Supplementary, effective April 29, 2005 (Issuance of Class ADV shares) – Filed as an Exhibit to Post-Effective Amendment No. 23 to the Registrant’s Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

(10)	Articles of Amendment, effective April 28, 2006 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 27, 2006, and incorporated herein by reference.

(11)	Articles of Amendment, effective May 1, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 35 to the Registrant’s Form N-1A Registration Statement on April 30, 2009, and incorporated herein by reference.

(b)	Second Amended and Restated Bylaws – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 27, 2006, and incorporated herein by reference.

(c)	Instruments Defining Rights of Holders – Filed as an Exhibit to Post-Effective Amendment No. 3 to the Registrant’s Form N-1A Registration Statement on April 25, 1996 and incorporated herein by reference.

(d)	(1)	Investment Management Agreement between ING Investments, LLC and ING Strategic Allocation Portfolios, Inc. (formerly, Aetna Generation Portfolios, Inc.) dated March 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 16 to the Registrant’s Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

(i)	Amendment, effective January 1, 2007, to the Investment Management Agreement, dated March 1, 2002 between ING Investments, LLC and ING Strategic Allocation Portfolios, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement filed on Form N-1A on April 27, 2007 and incorporated herein by reference.

(ii)	Second Amendment, effective April 4, 2008, to the Investment Management Agreement, dated March 1, 2002 between ING Investments, LLC and ING Strategic Allocation Portfolios, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 33 to the Registrant’s Form N-1A Registration Statement on April 4, 2008 and incorporated herein by reference.

(iii)	Amended Schedule A, effective December 2009, to the Investment Management Agreement between ING Strategic Allocation Portfolios, Inc. and ING Investments, LLC – Filed as an Exhibit to Post-Effective Amendment No. 36 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

(2)	Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) dated March 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 16 to the Registrant’s Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

(i)	First Amendment to the Sub-Advisory Agreement between ING Investments, LLC and ING IM effective as of July 29, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(ii)	Second Amendment, effective January 1, 2007, to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. – Filed as an Exhibit to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement filed on Form N-1A on April 27, 2007 and incorporated herein by reference.

(iii)	Third Amendment, effective October 1, 2007, to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment

2

Management Co. – Filed as an Exhibit to Post-Effective Amendment No. 33 to the Registrant’s Form N-1A Registration Statement on April 4, 2008 and incorporated herein by reference.

(iv)	Fourth Amendment, effective April 4, 2008, to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. – Filed as an Exhibit to Post-Effective Amendment No. 33 to the Registrant’s Form N-1A Registration Statement on April 4, 2008 and incorporated herein by reference.

(v)	Amended Schedule A effective December, 2009 with respect to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. – Filed as an Exhibit to Post-Effective Amendment No. 36 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

(3)	Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Strategic Allocation Portfolios, Inc. amended and restated April 1, 2005 – Filed as an Exhibit to Post Effective Amendment No. 20 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)	Amended Schedule A, effective December, 2009, to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Strategic Allocation Portfolios, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 36 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

(ii)	Side Agreement dated April 4, 2008 between ING Investments, LLC and ING Strategic Allocation Portfolios, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 35 to the Registrant’s Form N-1A Registration Statement on April 30, 2009, and incorporated herein by reference.

(e)	Distribution Agreement between ING Strategic Allocation Portfolios, Inc. and ING Investments Distributor, LLC (formerly, ING Funds Distributor, LLC) dated January 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 16 to the Registrant’s Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

(i)	Amended Schedule of Approvals, dated December 2009, to Distribution Agreement between ING Strategic Allocation Portfolios, Inc. and ING Funds Distributor, LLC – Filed as an Exhibit to Post-Effective Amendment No. 36 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

(ii)	Substitution Agreement to Distribution Agreement between ING Strategic Allocation Portfolios, Inc. and ING Funds Distributor, LLC dated October 8, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

3

(f)	Directors’ Deferred Compensation Plan – Filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant’s Form N-1A Registration Statement on February 26, 1998 and incorporated herein by reference.

(g)	(1)	Custody Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)	Amended Exhibit A, dated April 30, 2010, to the Custody Agreement with The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2010 and incorporated herein by reference.

(2)	Foreign Custody Manager Agreement with the Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)	Amended Exhibit A, dated April 30, 2010, to the Foreign Custody Manager Agreement with the Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2010 and incorporated herein by reference.

(ii)	Amended Schedule 2, dated June 4, 2008, to the Foreign Custody Manager Agreement with the Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 35 to the Registrant’s Form N-1A Registration Statement on April 30, 2009, and incorporated herein by reference.

(3)	Securities Lending Agreement and Guaranty with The Bank of New York Mellon dated August 7, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)	Amended Exhibit A, dated December 14, 2010, to the Securities Lending Agreement and Guaranty with The Bank of New York Mellon – Filed herein.

(h)	(1)	Amended and Restated Administration Agreement between ING Funds Services, LLC and ING Strategic Allocation Portfolios, Inc. dated April 1, 2002 as amended and restated December 31, 2008 – Filed as an Exhibit to Post-Effective Amendment No. 35 to the Registrant’s Form N-1A Registration Statement on April 30, 2009, and incorporated herein by reference.

(i)	Amended Schedule A, dated December 2009, to the Amended and Restated Administration Agreement between ING Funds Services, LLC and ING Strategic Allocation Portfolios, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement filed on Form N-1A on February 10, 2010 and incorporated herein by reference.

(3)	License Agreement between Aetna Life and Casualty Company and ING Strategic Allocation Portfolios, Inc. (formerly known as Aetna Generation Portfolios, Inc.)

4

dated November 8, 1994 – Filed as an Exhibit to Pre-Effective Amendment No. 1 to the Registrant’s Form N-1A Registration Statement on June 19, 1995 and incorporated herein by reference.

(4)	Fund Accounting Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)	Amended Exhibit A, dated April 30, 2010, to the Fund Accounting Agreement with The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2010 and incorporated herein by reference.

(5)	Allocation Agreement (Investment Company Blanket Bond) dated September 24, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)	Amended Schedule A, dated April 2007, to the Allocation Agreement (Investment Company Blanket Bond) – Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2010 and incorporated herein by reference.

(6)	Allocation Agreement (Directors and Officers Liability) dated September 26, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement filed on Form N-1A on April 27, 2007 and incorporated herein by reference.

(i)	Amended Schedule A, dated April 2007, to the Allocation Agreement (Directors and Officers Liability) – Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2010 and incorporated herein by reference.

(7)	Participation Agreement among ING Strategic Allocation Portfolios, Inc., ReliaStar Life Insurance Company and ING Funds Distributor, Inc. dated December 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(8)	Agency Agreement with DST Systems, Inc. dated July 7, 2001 and Amended Exhibit A effective June 26, 2002 with respect to the Agency Agreement – Filed as an Exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(8)	Transfer Agency Services Agreement dated February 25, 2009 between ING Strategic Allocation Portfolios, Inc. and BNY Mellon Investment Servicing (U.S.) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) – Filed as an Exhibit to Post-Effective Amendment No. 35 to the Registrant’s Form N-1A Registration Statement on April 30, 2009, and incorporated herein by reference.

5

(i)	Amended Exhibit A, effective August 3, 2009, to the Transfer Agency Services Agreement dated February 25, 2009 between ING Strategic Allocation Portfolios, Inc. and PNC Global Investment Servicing (U.S.) Inc. – Filed as an Exhibit to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement filed on Form N-1A on February 10, 2010 and incorporated herein by reference.

(9)	Administrative and Shareholder Services Agreement between ING Funds Services, LLC and Connecticut General Life Insurance Company dated October 18, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(10)	Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, ING Strategic Allocation Portfolios, Inc. (formerly known as Aetna Generation Portfolios, Inc.), Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) dated May 1, 1998 – Filed as an Exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)	Amendment No. 1 to Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, ING Strategic Allocation Portfolios, Inc. (formerly known as Aetna Generation Portfolios, Inc.), Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed May 1, 2000 – Filed as an Exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(ii)	Amendment No. 2 to Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, ING Strategic Allocation Portfolios, Inc. (formerly known as Aetna Generation Portfolios, Inc.), Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed June 26, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(11)	Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, ING Strategic Allocation Portfolios, Inc. (formerly known as Aetna Generation Portfolios, Inc.), Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) dated May 1, 1998 – Filed as an Exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

6

(i)	Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, ING Strategic Allocation Portfolios, Inc. (formerly known as Aetna Generation Portfolios, Inc.), Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed November 9, 1998 – Filed as an Exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(ii)	Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, ING Strategic Allocation Portfolios, Inc. (formerly known as Aetna Generation Portfolios, Inc.), Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed June 1, 1999 – Filed as an Exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(iii)	Second Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, ING Strategic Allocation Portfolios, Inc. (formerly known as Aetna Generation Portfolios, Inc.), Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed December 31, 1999 – Filed as an Exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(iv)	Third Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, ING Strategic Allocation Portfolios, Inc. (formerly known as Aetna Generation Portfolios, Inc.), Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed February 11, 2000 – Filed as an Exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(v)	Fourth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, ING Strategic Allocation Portfolios, Inc. (formerly known as Aetna Generation Portfolios, Inc.), Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed May 1, 2000 – Filed as an Exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

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(vi)	Fifth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, ING Strategic Allocation Portfolios, Inc. (formerly known as Aetna Generation Portfolios, Inc.), Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed February 27, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(vii)	Sixth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, ING Strategic Allocation Portfolios, Inc. (formerly known as Aetna Generation Portfolios, Inc.), Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed June 19, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)	Opinion and consent of counsel regarding the legality of the securities being registered with regard to Adviser Class shares – Filed as an Exhibit to Post-Effective Amendment No. 23 to the Registrant’s Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

(j)	(1) Consent of Goodwin Procter LLP – To be filed by subsequent Post-Effective Amendment.

(2)	Consent of KPMG LLP – To be filed by subsequent Post-Effective Amendment.

(k)	N/A

(l)	Agreement Concerning Initial Capital – Filed as an Exhibit to Pre-Effective Amendment No. 1 to the Registrant’s Form N-1A Registration Statement on June 19, 1995 and incorporated herein by reference.

(m	(1)	Restated Distribution Plan for Class S shares effective March 24, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)	Amended Schedule 1, effective December 2009, to the Restated Distribution Plan for Class S shares – Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2010 and incorporated herein by reference.

(2)	Shareholder Service and Distribution Plan for Class A (Adviser Class) shares effective April 29, 2005 – Filed as an Exhibit to Post-Effective Amendment No. 23 to the Registrant’s Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

8

(i)	Amended Schedule A, effective December 2009, to the Shareholder Service and Distribution Plan for Class A (Adviser Class) – Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2010 and incorporated herein by reference.

(n)	Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 for ING Strategic Allocation Portfolios, Inc. effective May 2, 2005 – Filed as an Exhibit to Post-Effective Amendment No. 23 to the Registrant’s Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

(o)	N/A

(p)	(1)	ING Funds and Advisers Code of Ethics effective June 1, 2004 as amended October 1, 2004, February 1, 2005 and January 3, 2006 – Filed as an Exhibit to Post-Effective Amendment No. 35 to the Registrant’s Form N-1A Registration Statement on April 30, 2009, and incorporated herein by reference.

(2)	ING Investment Management (US) Code of Ethics dated August 2006 – Filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement filed on Form N-1A on February 7, 2007 and incorporated herein by reference.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

ING Strategic Allocation Portfolios, Inc. is a Maryland corporation for which separate financial statements are filed. As of April 1, 2011, no affiliated insurance companies owned more then 25% of the Registrant’s outstanding voting securities of ING Strategic Allocation Portfolios other than as listed below:

Portfolio	Entity	% of Portfolio
[ ]%
[ ]%

ILIAC is an indirect, wholly-owned subsidiary of ING Groep N.V.

A list of all persons directly or indirectly under common control with ING Generation Portfolios, Inc. is incorporated herein by reference to Item 26 of the Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 33-81216), as filed with the Securities and Exchange Commission on April 9, 2001.

ITEM 30. INDEMNIFICATION

Article 9, Section (d) of ING Strategic Allocation Portfolios, Inc.’s Articles of Incorporation, as amended, provides the following:

(d)	The Corporation shall indemnify its officers, directors, employees and agents, and any person who serves at the request of the Corporation as a director, officer, employee, or

9

agent of another corporation, partnership, joint venture, trust or other enterprise as follows:

(i)	Every person who is or has been a director, officer, employee or agent of the Corporation, and persons who serve at the Corporation’s request as director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind in which he becomes involved as a party or otherwise by virtue of his being or having been a director, officer, employee or agent of the Corporation or of another corporation, partnership, joint venture, trust or other enterprise at the request of the Corporation, and against amounts paid or incurred by him in the settlement thereof.

(ii)	The words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, legislative, investigative or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(iii)	No indemnification shall be provided hereunder to a director, officer, employee or agent against any liability to the Corporation or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

(iv)	The rights of indemnification provided herein may be insured against by policies maintained by the Corporation, shall be severable, shall not affect any other rights to which any director, officer, employee or agent may now or hereafter be entitled, shall continue as to a person who has ceased to be such director, officer, employee, or agent, and shall inure to the benefit of the heirs, executors and administrators of such a person.

(v)	In the absence of a final decision on the merits by a court or other body before which such proceeding was brought, an indemnification payment will not be made, except as provided in paragraph (vi) of this paragraph (d), unless in the absence of such a decision, a reasonable determination based upon a factual review has been made (1) by a majority vote of a quorum of non-party Directors who are not “interested” persons of the Corporation (as defined in the 1940 Act), or (2) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.

(vi)

The Corporation further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, director or controlling person of the Corporation will not be made absent the fulfillment of at least one of the following conditions: (1) the indemnitee provides security for his undertaking, (2) the Corporation is insured against losses arising by reason of any lawful advances or (3) a majority of a quorum of non-party Directors who are not “interested” persons or independent legal

10

counsel in a written opinion makes a factual determination that there is a reason to believe the indemnitee will be entitled to indemnification.

(vii)	Neither the amendment nor repeal of this paragraph (d) of Article Ninth, nor the adoption of any amendment of any other provision of the Charter or By-Laws of the Corporation inconsistent with this paragraph (d) of Article Ninth shall apply to or affect in any respect the applicability of this paragraph (d) with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.

In addition, ING Strategic Allocation Portfolios, Inc.'s officers and Directors are currently covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company, which expires October 1, 2011.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to Directors, officers and controlling persons of ING Strategic Allocation Portfolios, Inc. pursuant to the foregoing provisions or otherwise, ING Strategic Allocation Portfolios, Inc. has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ING Strategic Allocation Portfolios, Inc. of expenses incurred or paid by a Director, officer or controlling person of ING Generation Portfolios, Inc. in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the shares being registered, ING Generation Portfolios, Inc. will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF ADVISER

Information as to the directors and officers of ING Investments, LLC (formerly, ING Pilgrim Investments, LLC), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) , together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of ING IM in the last two years is included on its application for registration as an investment adviser on Form ADV (File No. 801-9046) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

ITEM 32. PRINCIPAL UNDERWRITER

(a)

ING Investments Distributor, LLC is the principal underwriter for ING Balanced Portfolio, Inc.; ING Equity Trust; ING Funds Trust; ING Intermediate Bond Portfolio; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Money Market Portfolio; ING Partners, Inc.; ING Prime Rate Trust; ING Senior Income Fund; ING Separate Portfolios Trust; ING Series Fund, Inc.; ING

11

Strategic Allocation Portfolios, Inc.; ING Variable Funds; ING Variable Insurance Trust; ING Variable Portfolios, Inc.; and ING Variable Products Trust.

(b)	Information as to the directors and officers of the Distributor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the Securities Exchange Act of 1934 and is incorporated herein by reference thereto.

(c)	Not applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of (a) ING Generation Portfolios, Inc., (b) the Investment Adviser, (c) the Distributor, (d) the Custodian, (e) the Transfer Agent, (f) the Sub-Adviser. The address of each is as follows:

(a)	ING Strategic Allocation Portfolios, Inc.
7337 East Doubletree Ranch Rd., Suite 100
Scottsdale, Arizona 85258

(b)	ING Investments, LLC
7337 East Doubletree Ranch Rd., Suite 100
Scottsdale, Arizona 85258

(c)	ING Investments Distributor, LLC
7337 East Doubletree Ranch Rd., Suite 100
Scottsdale, Arizona 85258

(d)	The Bank of New York Mellon
One Wall Street
New York, NY 10286

(e)	BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

(f)	ING Investment Management Co.
230 Park Avenue
New York, New York 10169

ITEM 34. MANAGEMENT SERVICES

Not Applicable.

ITEM 35. UNDERTAKINGS

Not Applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 38 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on the 10th day of February 2011.

ING STRATEGIC ALLOCATION PORTFOLIOS, INC.

By:
/s/ Theresa K. Kelety
Theresa K. Kelety Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

Todd Modic*	Senior Vice President and Chief/Principal Financial Officer	February 10, 2011

Albert E. DePrince Jr.*	Director	February 10, 2011

Russell H. Jones*	Director	February 10, 2011

Sidney Koch*	Director	February 10, 2011

Shaun P. Mathews*	Director, President and Chief Executive Officer	February 10, 2011

Corine T. Norgaard*	Director	February 10, 2011

Joseph E. Obermeyer*	Director	February 10, 2011

*By:
/s/ Theresa K. Kelety
Theresa K. Kelety
Secretary**

**	Powers of attorney for Todd Modic and each Director are attached hereto.

POWER OF ATTORNEY

I, the undersigned Director/Trustee, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Balanced Portfolio, Inc.	33-27247	811-5773
ING Strategic Allocation Portfolios, Inc.	33-88334	811-8934
ING Series Fund, Inc.	33-41694	811-6352
ING Variable Portfolios, Inc.	333-05173	811-7651
ING Intermediate Bond Portfolio	2-47232	811-2361
ING Money Market Portfolio	2-53038	811-2565
ING Variable Funds	2-51739	811-2514

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 13, 2010.

/s/ Albert E. DePrince, Jr.
Albert E. DePrince, Jr., Director/Trustee

POWER OF ATTORNEY

I, the undersigned Director/Trustee, of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Balanced Portfolio, Inc.	33-27247	811-5773
ING Strategic Allocation Portfolios, Inc.	33-88334	811-8934
ING Series Fund, Inc.	33-41694	811-6352
ING Variable Portfolios, Inc.	333-05173	811-7651
ING Intermediate Bond Portfolio	2-47232	811-2361
ING Money Market Portfolio	2-53038	811-2565
ING Variable Funds	2-51739	811-2514

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 13, 2010.

/s/ Corine T. Norgaard
Corine T. Norgaard, Director/Trustee

POWER OF ATTORNEY

I, the undersigned Officer and Director/Trustee, of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940 .

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Balanced Portfolio, Inc.	33-27247	811-5773
ING Strategic Allocation Portfolios, Inc.	33-88334	811-8934
ING Series Fund, Inc.	33-41694	811-6352
ING Variable Portfolios, Inc.	333-05173	811-7651
ING Intermediate Bond Portfolio	2-47232	811-2361
ING Money Market Portfolio	2-53038	811-2565
ING Variable Funds	2-51739	811-2514

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 13, 2010.

/s/ Shaun P. Mathews
Shaun P. Mathews
Director/Trustee and
President and Chief Executive Officer

POWER OF ATTORNEY

I, the undersigned Director/Trustee, of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Balanced Portfolio, Inc.	33-27247	811-5773
ING Strategic Allocation Portfolios, Inc.	33-88334	811-8934
ING Series Fund, Inc.	33-41694	811-6352
ING Variable Portfolios, Inc.	333-05173	811-7651
ING Intermediate Bond Portfolio	2-47232	811-2361
ING Money Market Portfolio	2-53038	811-2565
ING Variable Funds	2-51739	811-2514

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 13, 2010.

/s/ Joseph E. Obermeyer
Joseph E. Obermeyer, Director/Trustee

POWER OF ATTORNEY

I, the undersigned Director/Trustee, of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Balanced Portfolio, Inc.	33-27247	811-5773
ING Strategic Allocation Portfolios, Inc.	33-88334	811-8934
ING Series Fund, Inc.	33-41694	811-6352
ING Variable Portfolios, Inc.	333-05173	811-7651
ING Intermediate Bond Portfolio	2-47232	811-2361
ING Money Market Portfolio	2-53038	811-2565
ING Variable Funds	2-51739	811-2514

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 13, 2010.

/s/ Russell Jones
Russell Jones, Director/Trustee

POWER OF ATTORNEY

I, the undersigned Director/Trustee, of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Balanced Portfolio, Inc.	33-27247	811-5773
ING Strategic Allocation Portfolios, Inc.	33-88334	811-8934
ING Series Fund, Inc.	33-41694	811-6352
ING Variable Portfolios, Inc.	333-05173	811-7651
ING Intermediate Bond Portfolio	2-47232	811-2361
ING Money Market Portfolio	2-53038	811-2565
ING Variable Funds	2-51739	811-2514

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 13, 2010.

/s/ Sidney Koch
Sidney Koch, Director/Trustee

POWER OF ATTORNEY

I, the undersigned Officer, of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety and Shaun P. Mathews, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Balanced Portfolio, Inc.	33-27247	811-5773
ING Strategic Allocation Portfolios, Inc.	33-88334	811-8934
ING Series Fund, Inc.	33-41694	811-6352
ING Variable Portfolios, Inc.	333-05173	811-7651
ING Intermediate Bond Portfolio	2-47232	811-2361
ING Money Market Portfolio	2-53038	811-2565
ING Variable Funds	2-51739	811-2514

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 13, 2010.

/s/ Todd Modic
Todd Modic
Senior Vice President, Chief/Principal
Financial Officer and Assistant Secretary

EXHIBIT INDEX

EXHIBIT NUMBER	EXHIBIT DESCRIPTION
(g)(3)(i)	Amended Exhibit A dated December 14, 2010 to the Securities Lending Agreement and Guaranty with The Bank of New York Mellon